UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2008

Date of reporting period: 06/30/2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2008

State Farm Mutual Fund Trust

SEMI-ANNUAL REPORT

Class A Shares

Class B Shares

Legacy Class A Shares

Legacy Class B Shares

Institutional Shares

Class R-1, R-2 and R-3 Shares

To learn about electronic delivery of mutual funds documents and how to enroll, go to **statefarm.com**®, click on *Mutual Funds*, and then click on *Electronic Document Delivery*.

Table of Contents
Message to Shareholders	1	Financial Highlights	118

Portfolio Summary	3	Master Investment Portfolio

Expense Example	8	Schedule of Investments

Board Approval of Investment Advisory and Sub-Advisory Agreements	17	S&P 500 Index Master Portfolio	176
		LifePath Retirement Master Portfolio	184

Schedule of Investments		LifePath 2010 Master Portfolio	185

State Farm Equity Fund	21	LifePath 2020 Master Portfolio	186

State Farm Small/Mid Cap Equity Fund	23	LifePath 2030 Master Portfolio	187

State Farm International Equity Fund	26	LifePath 2040 Master Portfolio	188

State Farm Small Cap Index Fund	31	Active Stock Master Portfolio	189

State Farm International Index Fund	51	CoreAlpha Bond Master Portfolio	195

State Farm Equity and Bond Fund	63	Portfolio Allocations	207

State Farm Bond Fund	64	Financial Statements

State Farm Tax Advantaged Bond Fund	73	Statements of Assets and Liabilities	208

State Farm Money Market Fund	80	Statements of Operations	212

Financial Statements		Statements of Changes in Net Assets	215

Statements of Assets and Liabilities	82	Notes to Financial Statements	220

Statements of Operations	86	Board Review and Approval of Investment Advisory Contracts	232
Statements of Changes in Net Assets	88

Notes to Financial Statements	94

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Securities Products Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Securities Products Response Center Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website www.statefarm.com®

This report and material must be accompanied or preceded by a prospectus for the State Farm Mutual Fund Trust (the “Trust”).

The Trust offers Class A, Class B, Legacy Class A, Legacy Class B, Class R-1, Class R-2, Class R-3, and/or Institutional shares for fifteen separate funds through three prospectuses, one for Class A, Class B, Legacy Class A and Legacy Class B shares, one for Class R shares, and another for Institutional shares.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov”. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2008 for the State Farm Mutual Fund Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the Funds you own. We encourage your review and consideration of this entire report.

Market Review

Domestic equity markets declined while bond markets produced slightly positive total returns for the time period of January 1, 2008 through June 30, 2008, in part due to the continued tightening of credit markets resulting from a decline in U.S. housing prices and rising inflation concerns caused by higher energy and other commodity prices. In the domestic equity markets, large cap stocks (as represented by the S&P 500® Index1) and small-cap stocks (as represented by the Russell 2000® Index2) returned -11.91% and -9.37%, respectively year-to-date through June 30, 2008. During the same timeframe, international equity markets also declined and provided a return of -10.96%, as measured by the MSCI EAFE® Free Index3. Among fixed income markets, the Lehman Brothers U.S. Aggregate Bond Index4 returned 1.13% year-to-date through June 30, 2008 while the Lehman Brothers Municipal Bond Index5 posted a return of 0.02% for the same time period.

Look for detailed discussion of factors that impacted the performance of the Funds during 2008 in the State Farm Mutual Fund Trust Annual Report.

Recent Developments Regarding Bond Insurance Companies

During the period covered by this report, rating agency concerns (including Moody’s Investor Services and Standard & Poor’s) regarding the claims-paying ability of certain bond insurers resulted in rating downgrades for several of the insurers that, in turn, lowered the ratings reported for some of the securities held by the State Farm Tax Advantaged Bond Fund.

Prior to the downgrades, the attachment of municipal bond insurance provided additional credit support and enhanced issuer ratings, as each bond insurer was rated Aaa/AAA. It is important to note that in managing the Tax Advantaged Bond Fund, State Farm Investment Management Corp. (SFIMC) independently considers the underlying credit quality of the bond issuer. SFIMC believes the credit quality of the issuers has not changed materially in an adverse manner. Bond insurance is not the primary determinant of the appropriateness of an investment for the Tax Advantaged Bond Fund. Reduced insurer ratings have increased uncertainty in the determination of market values which may impact the performance of the Tax Advantaged Bond Fund.

[1]

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: Bloomberg. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[3]

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. Foreign securities involve risks not normally associated with investing in the U.S. including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[4]

Source: Lehman Brothers. The Lehman Brothers U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[5]

Source: Lehman Brothers. The Lehman Brothers Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, and account statements delivered electronically to your statefarm.com® Secure Mailbox rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the State Farm Securities Response Center at 1-800-447-4930 for assistance.

Automatic Investment Plan (AIP)6

State Farm Mutual Funds allow you to make regular investments in a Fund with an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. The minimum initial investment for State Farm Mutual Funds is $250 with a $50 minimum for subsequent investments. If you wish to begin an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for AIP by visiting statefarm.com® or contacting the State Farm Securities Response Center at 1-800-447-4930 for assistance.

Thank you for your continued investment with State Farm Mutual Funds.

Sincerely,

Colleen Van Dyke

Vice President

State Farm Investment Management Corp.

[6]

An automatic investment plan does not assure a profit and does not protect against loss in declining markets. An automatic investment plan involves continuous investment in securities regardless of fluctuating prices. You should consider your financial ability to continue purchases through periods of high or low price levels.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 19 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

S&P 500 Index Master Portfolio Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets in the Master Portfolio as of June 30, 2008. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 10 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total investments as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Credit Quality. Ratings by Moody’s Investor Services, Inc. (“Moody’s”). Percentages are based on total investments as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings. Also see the Message to Shareholders in this report for further information about recent developments regarding bond insurance companies.
**	Includes Advanced Refund Bonds.
***	Five securities were not rated by Moody’s. Two securities, representing 3.00% of total investments, were rated AAA by S&P, one security, representing 1.23% of total investments, was rated AA+ by S&P and two securities, representing 1.42% of total investments, were rated AA- by S&P.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath Income Fund

LifePath Retirement Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total investments in the Master Portfolio as of June 30, 2008. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2010 Fund

LifePath 2010 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total investments in the Master Portfolio as of June 30, 2008. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

Portfolio Summary (continued)

State Farm LifePath 2020 Fund

LifePath 2020 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total investments in the Master Portfolio as of June 30, 2008. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2030 Fund

LifePath 2030 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total investments in the Master Portfolio as of June 30, 2008. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2040 Fund

LifePath 2040 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total investments in the Master Portfolio as of June 30, 2008. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Legacy Class A, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$816.73	1.18%	$5.33
Class B Shares	$1,000.00	$814.08	1.88%	$8.48
Legacy Class A Shares	$1,000.00	$816.20	1.18%	$5.33
Legacy Class B Shares	$1,000.00	$813.71	1.58%	$7.13
Institutional Shares	$1,000.00	$818.30	0.93%	$4.20
Class R-1 Shares	$1,000.00	$815.16	1.50%	$6.77
Class R-2 Shares	$1,000.00	$814.91	1.30%	$5.87
Class R-3 Shares	$1,000.00	$816.98	1.00%	$4.52

State Farm Equity Fund (Continued)
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.00	1.18%	$5.92
Class B Shares	$1,000.00	$1,015.51	1.88%	$9.42
Legacy Class A Shares	$1,000.00	$1,019.00	1.18%	$5.92
Legacy Class B Shares	$1,000.00	$1,017.01	1.58%	$7.92
Institutional Shares	$1,000.00	$1,020.24	0.93%	$4.67
Class R-1 Shares	$1,000.00	$1,017.40	1.50%	$7.52
Class R-2 Shares	$1,000.00	$1,018.40	1.30%	$6.52
Class R-3 Shares	$1,000.00	$1,019.89	1.00%	$5.02

State Farm Small/Mid Cap Equity Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$943.22	1.40%	$6.76
Class B Shares	$1,000.00	$939.65	2.00%	$9.65
Legacy Class A Shares	$1,000.00	$943.10	1.40%	$6.76
Legacy Class B Shares	$1,000.00	$941.12	1.80%	$8.69
Institutional Shares	$1,000.00	$944.39	1.15%	$5.56
Class R-1 Shares	$1,000.00	$941.07	1.72%	$8.30
Class R-2 Shares	$1,000.00	$942.43	1.52%	$7.34
Class R-3 Shares	$1,000.00	$943.22	1.22%	$5.89
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.90	1.40%	$7.02
Class B Shares	$1,000.00	$1,014.92	2.00%	$10.02
Legacy Class A Shares	$1,000.00	$1,017.90	1.40%	$7.02
Legacy Class B Shares	$1,000.00	$1,015.91	1.80%	$9.02
Institutional Shares	$1,000.00	$1,019.14	1.15%	$5.77
Class R-1 Shares	$1,000.00	$1,016.31	1.72%	$8.62
Class R-2 Shares	$1,000.00	$1,017.30	1.52%	$7.62
Class R-3 Shares	$1,000.00	$1,018.80	1.22%	$6.12

State Farm International Equity Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$890.63	1.50%	$7.05
Class B Shares	$1,000.00	$888.28	2.10%	$9.86
Legacy Class A Shares	$1,000.00	$891.30	1.50%	$7.05
Legacy Class B Shares	$1,000.00	$888.63	1.90%	$8.92
Institutional Shares	$1,000.00	$892.27	1.25%	$5.88
Class R-1 Shares	$1,000.00	$889.06	1.82%	$8.55
Class R-2 Shares	$1,000.00	$890.71	1.62%	$7.62
Class R-3 Shares	$1,000.00	$891.66	1.32%	$6.21

State Farm International Equity Fund (Continued)
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.40	1.50%	$7.52
Class B Shares	$1,000.00	$1,014.42	2.10%	$10.52
Legacy Class A Shares	$1,000.00	$1,017.40	1.50%	$7.52
Legacy Class B Shares	$1,000.00	$1,015.42	1.90%	$9.52
Institutional Shares	$1,000.00	$1,018.65	1.25%	$6.27
Class R-1 Shares	$1,000.00	$1,015.81	1.82%	$9.12
Class R-2 Shares	$1,000.00	$1,016.81	1.62%	$8.12
Class R-3 Shares	$1,000.00	$1,018.30	1.32%	$6.62

State Farm S&P 500 Index Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008[3]	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$877.26	0.77%	$3.59
Class B Shares	$1,000.00	$874.78	1.47%	$6.85
Legacy Class A Shares	$1,000.00	$877.37	0.77%	$3.59
Legacy Class B Shares	$1,000.00	$875.56	1.17%	$5.46
Institutional Shares	$1,000.00	$878.60	0.52%	$2.43
Class R-1 Shares	$1,000.00	$875.56	1.09%	$5.08
Class R-2 Shares	$1,000.00	$877.03	0.89%	$4.15
Class R-3 Shares	$1,000.00	$878.60	0.59%	$2.76
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.03	0.77%	$3.87
Class B Shares	$1,000.00	$1,017.55	1.47%	$7.37
Legacy Class A Shares	$1,000.00	$1,021.03	0.77%	$3.87
Legacy Class B Shares	$1,000.00	$1,019.05	1.17%	$5.87
Institutional Shares	$1,000.00	$1,022.28	0.52%	$2.61
Class R-1 Shares	$1,000.00	$1,019.44	1.09%	$5.47
Class R-2 Shares	$1,000.00	$1,020.44	0.89%	$4.47
Class R-3 Shares	$1,000.00	$1,021.93	0.59%	$2.97

State Farm Small Cap Index Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$899.54	0.95%	$4.49
Class B Shares	$1,000.00	$897.77	1.65%	$7.79
Legacy Class A Shares	$1,000.00	$900.08	0.95%	$4.49
Legacy Class B Shares	$1,000.00	$898.74	1.35%	$6.37
Institutional Shares	$1,000.00	$901.23	0.70%	$3.31
Class R-1 Shares	$1,000.00	$899.23	1.27%	$6.00
Class R-2 Shares	$1,000.00	$899.46	1.07%	$5.05
Class R-3 Shares	$1,000.00	$901.99	0.77%	$3.64

State Farm Small Cap Index Fund (Continued)
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.14	0.95%	$4.77
Class B Shares	$1,000.00	$1,016.66	1.65%	$8.27
Legacy Class A Shares	$1,000.00	$1,020.14	0.95%	$4.77
Legacy Class B Shares	$1,000.00	$1,018.15	1.35%	$6.77
Institutional Shares	$1,000.00	$1,021.38	0.70%	$3.52
Class R-1 Shares	$1,000.00	$1,018.55	1.27%	$6.37
Class R-2 Shares	$1,000.00	$1,019.54	1.07%	$5.37
Class R-3 Shares	$1,000.00	$1,021.03	0.77%	$3.87

State Farm International Index Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$888.21	1.15%	$5.40
Class B Shares	$1,000.00	$886.16	1.85%	$8.68
Legacy Class A Shares	$1,000.00	$888.74	1.15%	$5.40
Legacy Class B Shares	$1,000.00	$887.45	1.55%	$7.27
Institutional Shares	$1,000.00	$890.48	0.90%	$4.23
Class R-1 Shares	$1,000.00	$887.53	1.47%	$6.90
Class R-2 Shares	$1,000.00	$888.21	1.27%	$5.96
Class R-3 Shares	$1,000.00	$889.87	0.97%	$4.56
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.14	1.15%	$5.77
Class B Shares	$1,000.00	$1,015.66	1.85%	$9.27
Legacy Class A Shares	$1,000.00	$1,019.14	1.15%	$5.77
Legacy Class B Shares	$1,000.00	$1,017.16	1.55%	$7.77
Institutional Shares	$1,000.00	$1,020.39	0.90%	$4.52
Class R-1 Shares	$1,000.00	$1,017.55	1.47%	$7.37
Class R-2 Shares	$1,000.00	$1,018.55	1.27%	$6.37
Class R-3 Shares	$1,000.00	$1,020.04	0.97%	$4.87

State Farm Equity and Bond Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008[2]	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$896.25	0.99%	$4.67
Class B Shares	$1,000.00	$894.64	1.58%	$7.44
Legacy Class A Shares	$1,000.00	$896.81	0.99%	$4.67
Legacy Class B Shares	$1,000.00	$895.11	1.39%	$6.55
Institutional Shares	$1,000.00	$898.50	0.74%	$3.49
Class R-1 Shares	$1,000.00	$895.77	1.31%	$6.17
Class R-2 Shares	$1,000.00	$895.78	1.11%	$5.23
Class R-3 Shares	$1,000.00	$897.30	0.81%	$3.82

State Farm Equity and Bond Fund (Continued)
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008[2]	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.94	0.99%	$4.97
Class B Shares	$1,000.00	$1,017.01	1.58%	$7.92
Legacy Class A Shares	$1,000.00	$1,019.94	0.99%	$4.97
Legacy Class B Shares	$1,000.00	$1,017.95	1.39%	$6.97
Institutional Shares	$1,000.00	$1,021.18	0.74%	$3.72
Class R-1 Shares	$1,000.00	$1,018.35	1.31%	$6.57
Class R-2 Shares	$1,000.00	$1,019.34	1.11%	$5.57
Class R-3 Shares	$1,000.00	$1,020.84	0.81%	$4.07

State Farm Bond Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$1,012.40	0.70%	$3.50
Class B Shares	$1,000.00	$1,011.35	1.10%	$5.50
Legacy Class A Shares	$1,000.00	$1,012.42	0.70%	$3.50
Legacy Class B Shares	$1,000.00	$1,010.42	1.10%	$5.50
Institutional Shares	$1,000.00	$1,014.63	0.45%	$2.25
Class R-1 Shares	$1,000.00	$1,010.81	1.02%	$5.10
Class R-2 Shares	$1,000.00	$1,011.80	0.82%	$4.10
Class R-3 Shares	$1,000.00	$1,014.28	0.52%	$2.60
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.38	0.70%	$3.52
Class B Shares	$1,000.00	$1,019.39	1.10%	$5.52
Legacy Class A Shares	$1,000.00	$1,021.38	0.70%	$3.52
Legacy Class B Shares	$1,000.00	$1,019.39	1.10%	$5.52
Institutional Shares	$1,000.00	$1,022.63	0.45%	$2.26
Class R-1 Shares	$1,000.00	$1,019.79	1.02%	$5.12
Class R-2 Shares	$1,000.00	$1,020.79	0.82%	$4.12
Class R-3 Shares	$1,000.00	$1,022.28	0.52%	$2.61

State Farm Tax Advantaged Bond Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$1,010.11	0.70%	$3.50
Class B Shares	$1,000.00	$1,009.04	1.10%	$5.49
Legacy Class A Shares	$1,000.00	$1,010.11	0.70%	$3.50
Legacy Class B Shares	$1,000.00	$1,008.09	1.10%	$5.49

State Farm Tax Advantaged Bond Fund (Continued)
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.38	0.70%	$3.52
Class B Shares	$1,000.00	$1,019.39	1.10%	$5.52
Legacy Class A Shares	$1,000.00	$1,021.38	0.70%	$3.52
Legacy Class B Shares	$1,000.00	$1,019.39	1.10%	$5.52

State Farm Money Market Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$1,012.10	0.60%	$3.00
Class B Shares	$1,000.00	$1,010.08	1.00%	$5.00
Legacy Class A Shares	$1,000.00	$1,012.07	0.60%	$3.00
Legacy Class B Shares	$1,000.00	$1,010.08	1.00%	$5.00
Institutional Shares	$1,000.00	$1,012.81	0.45%	$2.25
Class R-1 Shares	$1,000.00	$1,010.48	0.92%	$4.60
Class R-2 Shares	$1,000.00	$1,011.48	0.72%	$3.60
Class R-3 Shares	$1,000.00	$1,012.48	0.52%	$2.60
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.88	0.60%	$3.02
Class B Shares	$1,000.00	$1,019.89	1.00%	$5.02
Legacy Class A Shares	$1,000.00	$1,021.88	0.60%	$3.02
Legacy Class B Shares	$1,000.00	$1,019.89	1.00%	$5.02
Institutional Shares	$1,000.00	$1,022.63	0.45%	$2.26
Class R-1 Shares	$1,000.00	$1,020.29	0.92%	$4.62
Class R-2 Shares	$1,000.00	$1,021.28	0.72%	$3.62
Class R-3 Shares	$1,000.00	$1,022.28	0.52%	$2.61

State Farm LifePath Income Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008[3]	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$976.71	1.21%	$5.95
Class B Shares	$1,000.00	$972.65	1.91%	$9.37
Legacy Class A Shares	$1,000.00	$976.05	1.21%	$5.94
Legacy Class B Shares	$1,000.00	$974.12	1.61%	$7.90
Institutional Shares	$1,000.00	$977.25	0.96%	$4.72
Class R-1 Shares	$1,000.00	$974.13	1.53%	$7.51
Class R-2 Shares	$1,000.00	$975.60	1.33%	$6.53
Class R-3 Shares	$1,000.00	$976.20	1.03%	$5.06

State Farm LifePath Income Fund (Continued)
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008[3]	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.85	1.21%	$6.07
Class B Shares	$1,000.00	$1,015.37	1.91%	$9.57
Legacy Class A Shares	$1,000.00	$1,018.85	1.21%	$6.07
Legacy Class B Shares	$1,000.00	$1,016.86	1.61%	$8.07
Institutional Shares	$1,000.00	$1,020.09	0.96%	$4.82
Class R-1 Shares	$1,000.00	$1,017.26	1.53%	$7.67
Class R-2 Shares	$1,000.00	$1,018.25	1.33%	$6.67
Class R-3 Shares	$1,000.00	$1,019.74	1.03%	$5.17

State Farm LifePath 2010 Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008[3]	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$969.53	1.16%	$5.68
Class B Shares	$1,000.00	$966.10	1.86%	$9.09
Legacy Class A Shares	$1,000.00	$969.33	1.16%	$5.68
Legacy Class B Shares	$1,000.00	$967.61	1.56%	$7.63
Institutional Shares	$1,000.00	$970.33	0.91%	$4.46
Class R-1 Shares	$1,000.00	$967.69	1.48%	$7.24
Class R-2 Shares	$1,000.00	$968.60	1.28%	$6.27
Class R-3 Shares	$1,000.00	$970.26	0.98%	$4.80
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.10	1.16%	$5.82
Class B Shares	$1,000.00	$1,015.61	1.86%	$9.32
Legacy Class A Shares	$1,000.00	$1,019.10	1.16%	$5.82
Legacy Class B Shares	$1,000.00	$1,017.11	1.56%	$7.82
Institutional Shares	$1,000.00	$1,020.34	0.91%	$4.57
Class R-1 Shares	$1,000.00	$1,017.50	1.48%	$7.42
Class R-2 Shares	$1,000.00	$1,018.50	1.28%	$6.42
Class R-3 Shares	$1,000.00	$1,019.99	0.98%	$4.92

State Farm LifePath 2020 Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008[3]	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$947.25	1.13%	$5.47
Class B Shares	$1,000.00	$944.12	1.83%	$8.85
Legacy Class A Shares	$1,000.00	$947.64	1.13%	$5.47
Legacy Class B Shares	$1,000.00	$945.35	1.53%	$7.40
Institutional Shares	$1,000.00	$948.72	0.88%	$4.26
Class R-1 Shares	$1,000.00	$946.28	1.45%	$7.02
Class R-2 Shares	$1,000.00	$947.06	1.25%	$6.05
Class R-3 Shares	$1,000.00	$948.49	0.95%	$4.60

State Farm LifePath 2020 Fund (Continued)
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008[3]	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.24	1.13%	$5.67
Class B Shares	$1,000.00	$1,015.76	1.83%	$9.17
Legacy Class A Shares	$1,000.00	$1,019.24	1.13%	$5.67
Legacy Class B Shares	$1,000.00	$1,017.26	1.53%	$7.67
Institutional Shares	$1,000.00	$1,020.49	0.88%	$4.42
Class R-1 Shares	$1,000.00	$1,017.65	1.45%	$7.27
Class R-2 Shares	$1,000.00	$1,018.65	1.25%	$6.27
Class R-3 Shares	$1,000.00	$1,020.14	0.95%	$4.77

State Farm LifePath 2030 Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008[3]	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$930.99	1.11%	$5.33
Class B Shares	$1,000.00	$928.03	1.82%	$8.72
Legacy Class A Shares	$1,000.00	$931.49	1.11%	$5.33
Legacy Class B Shares	$1,000.00	$929.12	1.51%	$7.24
Institutional Shares	$1,000.00	$932.51	0.86%	$4.13
Class R-1 Shares	$1,000.00	$929.96	1.43%	$6.86
Class R-2 Shares	$1,000.00	$930.84	1.23%	$5.90
Class R-3 Shares	$1,000.00	$932.37	0.93%	$4.47
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.34	1.11%	$5.57
Class B Shares	$1,000.00	$1,015.81	1.82%	$9.12
Legacy Class A Shares	$1,000.00	$1,019.34	1.11%	$5.57
Legacy Class B Shares	$1,000.00	$1,017.35	1.51%	$7.57
Institutional Shares	$1,000.00	$1,020.59	0.86%	$4.32
Class R-1 Shares	$1,000.00	$1,017.75	1.43%	$7.17
Class R-2 Shares	$1,000.00	$1,018.75	1.23%	$6.17
Class R-3 Shares	$1,000.00	$1,020.24	0.93%	$4.67

State Farm LifePath 2040 Fund
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008[3]	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Actual
Class A Shares	$1,000.00	$917.54	1.12%	$5.34
Class B Shares	$1,000.00	$914.70	1.82%	$8.66
Legacy Class A Shares	$1,000.00	$917.49	1.12%	$5.34
Legacy Class B Shares	$1,000.00	$915.96	1.52%	$7.24
Institutional Shares	$1,000.00	$919.17	0.87%	$4.15
Class R-1 Shares	$1,000.00	$915.90	1.44%	$6.86
Class R-2 Shares	$1,000.00	$916.88	1.24%	$5.91
Class R-3 Shares	$1,000.00	$918.41	0.94%	$4.48

State Farm LifePath 2040 Fund (Continued)
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008[3]	Expenses Paid During Period January 1, 2008 to June 30, 2008[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.29	1.12%	$5.62
Class B Shares	$1,000.00	$1,015.81	1.82%	$9.12
Legacy Class A Shares	$1,000.00	$1,019.29	1.12%	$5.62
Legacy Class B Shares	$1,000.00	$1,017.30	1.52%	$7.62
Institutional Shares	$1,000.00	$1,020.54	0.87%	$4.37
Class R-1 Shares	$1,000.00	$1,017.70	1.44%	$7.22
Class R-2 Shares	$1,000.00	$1,018.70	1.24%	$6.22
Class R-3 Shares	$1,000.00	$1,020.19	0.94%	$4.72

[1]

Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[2]

Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year. Refer to the State Farm Equity and Bond Fund’s Schedule of Investments for the ratio as of June 30, 2008.

[3]	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 13, 2008, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Capital Guardian Trust Company (“Capital Guardian”) with respect to the State Farm Equity Fund (the “Equity Fund”) and the State Farm International Equity Fund (the “International Equity Fund”) through no later than September 30, 2008, which agreement will be referred to as the “Capital Guardian Sub-Advisory Agreement,” (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Trust Investments, N.A. (“Northern Trust Investments”) with respect to the State Farm Small Cap Index Fund (the “Small Cap Index Fund) and the State Farm International Index Fund (the “International Index Fund”), which agreement will be referred to as the “Northern Trust Investments Sub-Advisory Agreement,” (iv) with respect to the State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”), which agreement will be referred to as the “Bridgeway Sub-Advisory Agreement,” and (v) with respect to the Small/Mid Cap Equity Fund to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Rainier Investment Management, Inc. (“Rainier”), which agreement will be referred to as the “Rainier Sub-Advisory Agreement.” Together the Capital Guardian, Northern Trust Investments, Bridgeway and Rainier Sub-Advisory Agreements will be referred to as the “Existing Sub-Advisory Agreements.”

Additionally the Board considered at its regular meeting held June 13, 2008 whether (vi) to approve an amendment to the Bridgeway Sub-Advisory Agreement appointing Bridgeway co-investment sub-adviser to the Equity Fund, (vii), to approve an Investment Sub-Advisory Agreement between Westwood Management Corp. (“Westwood”), Mutual Fund Trust and SFIMC appointing Westwood co-investment sub-adviser to the Equity Fund, (viii) to approve an Investment Sub-Advisory Agreement between Marsico Capital Management, LLC. (“Marsico”), Mutual Fund Trust and SFIMC appointing Marsico co-investment sub-adviser to the International Equity Fund, and ix) to approve an Investment Sub-Advisory Agreement between Northern Cross, LLC. (“Northern Cross”), Mutual Fund Trust and SFIMC appointing Northern Cross co-investment sub-adviser to the International Equity Fund, in each case, replacing Capital Guardian as investment sub-adviser to these Funds. SFIMC explained to the Board that if these arrangements were approved, the Equity Fund would be managed by Bridgeway and Westwood at approximately a 50-50 split and that the International Equity Fund would be managed by Marsico and Northern Cross at approximately a 50-50 split. SFIMC also explained to the Board that SFIMC anticipated that if approved by the Board these changes for the Equity Fund and the International Equity Fund will become effective no later than September 30, 2008. The proposed amendment to the Bridgeway Sub-Advisory Agreement, and the proposed Westwood, Marsico and Northern Cross Sub-Advisory Agreements collectively are referred to as the “New Sub-Advisory Agreements.”

SFIMC and the Board have hired sub-advisers for five of Mutual Fund Trust’s fifteen separate series (each a “Fund” and together the “Funds”). Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The five sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Equity Fund	Capital Guardian
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Capital Guardian
Small Cap Index Fund	Northern Trust Investments
International Index Fund	Northern Trust Investments

Prior to the June 13, 2008 meeting, independent legal counsel to the Independent Trustees had sent to SFIMC, Capital Guardian, Northern Trust Investments, Bridgeway and Rainier a request for information to be provided to the Board in connection with the Board’s consideration of continuing the Advisory Agreement and the Existing Sub-Advisory Agreements. Prior to June 13, 2008, SFIMC had sent to Bridgeway, Westwood, Marsico and Northern Cross a request for information to be provided to the Board in connection with considering approval of the New Sub-Advisory Agreements. Capital Guardian, Northern Trust Investments, Bridgeway, Rainier, Westwood, Marsico and Northern Cross (collectively the “Sub-Advisers”) and SFIMC provided materials to the Board responding to those requests prior to the June 13th meeting. SFIMC also provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory

Agreement and the Existing Sub-Advisory Agreements and whether to approve the New Sub-Advisory Agreements. Prior to the June 13th meeting, the Board also received a report prepared by Morningstar, Inc., an independent fund tracking organization (the “Morningstar Report”), relating to the performance and expenses of the Funds, as well as performance and expense information for products similar in nature to the Equity Fund and the International Equity Fund under the management of Bridgeway, Westwood, Marsico and Northern Cross. In addition, the Board received and reviewed a memorandum from the legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering these actions.

The Independent Trustees of Mutual Fund Trust also had reviewed certain of these materials at meetings held on March 14, 2008 and May 27, 2008, during which SFIMC management expanded on those materials and responded to specific questions from the Independent Trustees. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the year-to-date, one-, three-, and five-year (or since inception, if shorter) performance of each Fund as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures (“Peer Funds”).

The Board considered that the performance of the State Farm S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund closely tracked the performance of each of those Fund’s benchmark index, net of fees. The Board concluded that the performance of those three Funds over the periods reviewed was acceptable and closely tracked their respective benchmarks.

The Board considered the performance of the Equity Fund and the International Equity Fund. The Board reviewed each Fund’s performance, including as compared to applicable benchmarks and to the performance of Peer Funds. SFIMC informed the Board that SFIMC continued to be disappointed with the performance of these Funds and the overall services provided by Capital Guardian. Accordingly, SFIMC formally recommended to the Board that Capital Guardian be replaced as sub-adviser to these Funds, a recommendation with which the Board agreed. In light of its decision to terminate Capital Guardian as sub-adviser to these Funds as soon as operationally practicable, the Board did not deem the performance of those Funds as a determinative factor.

The Board reviewed the performance of the State Farm Bond Fund, the State Farm Money Market Fund, the State Farm Equity and Bond Fund and the State Farm Tax Advantaged Bond Fund. The Board noted the favorable relative performance of the State Farm Bond Fund and the bond portion of the State Farm Equity and Bond Fund. The Board also noted the positive performance of the State Farm Tax Advantaged Bond Fund. The Morningstar Report indicated that the overall performance of those Funds was competitive with each Fund’s benchmark and/or index and with the performance of each Fund’s Peer Funds. After extensive discussion of this and other performance information, the Board concluded that the investment performance of the State Farm Bond Fund, the State Farm Money Market Fund, the State Farm Equity and Bond Fund and the State Farm Tax Advantaged Bond Fund over the periods reviewed was acceptable.

The Board reviewed the performance of the State Farm LifePath Income, State Farm LifePath 2010, State Farm LifePath 2020, State Farm LifePath 2030 and State Farm LifePath 2040 Funds (collectively the “LifePath Funds”) for the one- and three-year periods ended March 31, 2008. The Board considered each LifePath Fund’s performance compared to a benchmark, a custom blended benchmark and compared to Peer Funds. After extensively reviewing all the performance information, the Board concluded that the LifePath Funds’ performance was acceptable.

The Board reviewed the performance of the Small/Mid Cap Equity Fund. Bridgeway and Rainier began sub-advising this Fund effective December 1, 2006. SFIMC informed the Board that this Fund had performed relatively well since that time. The Board also reviewed the Fund’s performance as compared to the Fund’s benchmarks and as compared to the performance of the Fund’s Peer Funds. The Board concluded that the investment performance of the Small/Mid Cap Equity Fund over the periods reviewed was acceptable.

In connection with considering whether to approve the New Sub-Advisory Agreements, the Board considered the historical performance of Bridgeway, Westwood, Marsico and Northern Cross in managing accounts with investment objectives and strategies similar to the applicable Fund’s investment objectives and strategies, which performance is referred to as “Related Manager Performance.” Specifically, the Board considered the following Related Manager Performance:

Sub-Adviser	Similar Investment Portfolio
Bridgeway	Bridgeway Large-Cap Growth Fund
Westwood	GAMCO Westwood Equity Fund
Marsico	International Opportunities Fund
Northern Cross	Harbor International Fund

The Board compared each sub-adviser’s recent Related Manager Performance to the performance of one or more benchmarks and Peer Funds for the same time periods. After considering that information, the Board concluded that it appears that each sub-adviser can produce similar results for the Fund that SFIMC proposes each sub-advise.

Fees and Expenses

With respect to the continuation of the Advisory Agreement and the Existing Sub-Advisory Agreements and with respect to approving the New Sub-Advisory Agreements, the Board examined the fee structure and expense ratio of each Fund, including in comparison to Peer Funds. The Board concluded that each Fund’s expense structure and overall fees were acceptable. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit was calculated. The Board concluded that the advisory and sub-advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

With respect to approving the New Sub-Advisory Agreements, the Board considered the costs of the services proposed to be provided by Bridgeway, Westwood, Marsico and Northern Cross. The Board first noted that the overall costs to the shareholders of the Equity Fund and the International Equity Fund would not change because SFIMC was solely responsible for the payment of those sub-advisory fees. Nevertheless, the Board examined the proposed sub-advisory fee structure, including the proposed breakpoints as assets in the Fund increase. SFIMC indicated to the Board that the proposed sub-advisory fees were competitive. After considering this information, the Board concluded that the proposed sub-advisory fees to be paid to Bridgeway, Westwood, Marsico and Northern Cross pursuant to the New Sub-Advisory Agreements were reasonable and would be in the best interests of the Funds’ shareholders.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided or proposed to be provided by SFIMC and the Sub-Advisers to the Funds. The Board considered the make-up, education and experience of the teams responsible (or that would be responsible) for managing the Funds at these organizations, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to manage or sub-advise or to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to provide or continue to provide satisfactory services to Mutual Fund Trust. The Board also considered the view of Mutual Fund Trust’s Chief Compliance Officer that the compliance policies and procedures of Bridgeway, Westwood, Marsico and Northern Cross were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base.

As the Funds within Mutual Fund Trust grow, each Fund’s fixed costs will be spread over a larger asset base, so a Fund’s fee levels will reflect economies of scale for the benefit of the Fund as the Fund grows. The Board discussed the fact that the advisory fees payable by Mutual Fund Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size.

The Board next discussed whether SFIMC or a Sub-Adviser derives or will derive any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive (or would receive) for providing various services to Mutual Fund Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2009,

•	Continuation of the each Existing Sub-Advisory Agreement, other than the Capital Guardian Sub-Advisory Agreement, through June 30, 2009,

•	Continuation of the Capital Guardian Sub-Advisory Agreement with respect to the Equity Fund and the International Equity Fund through September 30, 2008, and

•	New Sub-Advisory Agreements, to become effective on or before September 30, 2008.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (93.65%)
Consumer Discretionary (8.80%)
Carnival Corp.	34,100	$1,123,936
CBS Corp. Class B	48,400	943,316
Comcast Corp. Class A	103,100	1,955,807
Gannett Co. Inc.	148,900	3,226,663
General Motors Corp.	54,900	631,350
Harley-Davidson Inc.	51,600	1,871,016
Jarden Corp. (a)	193,000	3,520,320
Johnson Controls Inc.	77,600	2,225,568
Lowe’s Companies Inc.	139,500	2,894,625
Time Warner Cable Inc. Class A (a)	79,400	2,102,512
Time Warner Inc.	83,600	1,237,280

		21,732,393

Consumer Staples (11.55%)
Altria Group Inc.	239,800	4,930,288
Energizer Holdings Inc. (a)	41,300	3,018,617
Kraft Foods Inc. Class A	330,021	9,389,097
Lorillard Inc. (a)	11,000	760,760
Philip Morris International Inc.	39,900	1,970,661
Sara Lee Corp.	342,700	4,198,075
The Coca-Cola Co.	21,500	1,117,570
Unilever NV New York Shares	110,400	3,135,360

		28,520,428

Energy (9.98%)
Chevron Corp.	32,800	3,251,464
ConocoPhillips	76,700	7,239,713
Exxon Mobil Corp.	17,900	1,577,527
Marathon Oil Corp.	63,800	3,309,306
Royal Dutch Shell PLC ADR Class A	11,700	956,007
Royal Dutch Shell PLC ADR Class B	46,800	3,749,148
Spectra Energy Corp.	51,400	1,477,236
Transocean Inc. (a)	20,233	3,083,307

		24,643,708

Financials (23.94%)
Ambac Financial Group Inc.	130,700	175,138
American Capital Strategies Ltd.	170,800	4,059,916
American International Group Inc.	200,300	5,299,938
Capital One Financial Corp.	35,300	1,341,753
East West Bancorp Inc.	31,100	219,566
Federal Home Loan Mortgage Corp.	62,700	1,028,280
Federal National Mortgage Association	56,700	1,106,217
Fifth Third Bancorp	60,500	615,890
Goldman Sachs Group Inc.	41,600	7,275,840
Hudson City Bancorp Inc.	395,800	6,601,944
JPMorgan Chase & Co.	298,500	10,241,535
Lehman Brothers Holdings Inc.	110,400	2,187,024
Marsh & McLennan Companies Inc.	16,800	446,040
MBIA Inc.	118,700	521,093
Mercury General Corp.	20,200	943,744
SLM Corp. (a)	74,000	1,431,900

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Suntrust Banks Inc.	99,800	$3,614,756
Wachovia Corp.	211,826	3,289,658
Washington Mutual Inc.	280,400	1,382,372
Wells Fargo & Co.	243,080	5,773,150
XL Capital Ltd. Class A	77,500	1,593,400

		59,149,154

Health Care (8.02%)
Aetna Inc.	93,200	3,777,396
AstraZeneca PLC ADR	71,300	3,032,389
Merck & Co. Inc.	51,300	1,933,497
Pfizer Inc.	296,680	5,182,999
Sanofi-Aventis ADR	177,200	5,888,356

		19,814,637

Industrials (11.57%)
3M Co.	11,700	814,203
Caterpillar Inc.	56,900	4,200,358
Emerson Electric Co.	45,100	2,230,195
FedEx Corp.	23,000	1,812,170
General Electric Co.	283,600	7,569,284
Illinois Tool Works Inc.	89,700	4,261,647
Parker Hannifin Corp.	10,800	770,256
Southwest Airlines Co.	306,800	4,000,672
Tyco International Ltd.	72,975	2,921,919

		28,580,704

Materials & Processes (4.84%)
Nucor Corp.	102,500	7,653,675
The Dow Chemical Co.	23,400	816,894
Vulcan Materials Co.	58,300	3,485,174

		11,955,743

Technology (5.53%)
Affiliated Computer Services Inc. Class A (a)	67,500	3,610,575
Fairchild Semiconductor International Inc. (a)	79,500	932,535
Hewlett-Packard Co.	36,500	1,613,665
Intel Corp.	53,200	1,142,736
Jabil Circuit Inc.	171,600	2,815,956
Micron Technology Inc. (a)	370,800	2,224,800
Nortel Networks Corp. (a)	1,717	14,114
Seagate Technology	44,300	847,459
Tyco Electronics Ltd.	13,000	465,660

		13,667,500

Telecommunication Services (4.26%)
AT&T Inc.	273,700	9,220,953

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Verizon Communications Inc.	36,700	$1,299,180

		10,520,133

Utilities (5.16%)
American Water Works Company Inc. (a)	123,400	2,737,012
CMS Energy Corp.	84,200	1,254,580
Edison International	64,400	3,308,872
Pinnacle West Capital Corp.	177,300	5,455,521

		12,755,985

Total Common Stocks
(cost $283,496,655)		231,340,385

Convertible Preferred Stocks (1.62%)
Financials (0.94%)
Fifth Third Bancorp (a)	6,900	738,300
Washington Mutual Inc.	2,700	1,584,900

		2,323,200

Health Care (0.68%)
Schering-Plough Corp.	8,800	1,685,288

Total Convertible Preferred Stocks
(cost $4,777,064)		4,008,488

	Shares or principal amount	Value
Convertible Bonds (1.03%)
Automotive (1.03%)
Ford Motor Co. Convertible Corporate Bond
4.250%, 12/15/2036	$3,503,000	$2,548,433

Total Convertible Bonds
(cost $3,547,021)		2,548,433

Short-term Investments (3.42%)
JPMorgan U.S. Government Money Market Fund	8,448,100	8,448,100

Total Short-term Investments
(cost $8,448,100)		8,448,100

TOTAL INVESTMENTS (99.72%)
(cost $300,268,840)		246,345,406
OTHER ASSETS, NET OF LIABILITIES (0.28%)		691,082

NET ASSETS (100.00%)		$247,036,488

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (99.20%)
Consumer Discretionary (13.43%)
Abercrombie & Fitch Co. Class A	6,025	$377,647
Bally Technologies Inc. (a)	12,825	433,485
Bare Escentuals Inc. (a)	22,850	427,981
Big Lots Inc. (a)	70,900	2,214,916
Burger King Holdings Inc.	24,775	663,722
Callaway Golf Co.	55,400	655,382
Coach Inc. (a)	17,650	509,732
Focus Media Holding Ltd. ADR (a)	20,050	555,786
FTD Group Inc.	78,700	1,049,071
FTI Consulting Inc. (a)	9,675	662,350
GameStop Corp. Class A (a)	16,750	676,700
Gildan Activewear Inc. (a)	17,425	450,959
Goodyear Tire & Rubber Co. (a)	47,000	838,010
Guess? Inc.	15,150	567,368
Hasbro Inc.	26,300	939,436
J. Crew Group Inc. (a)	13,725	453,062
J.C. Penney Co Inc.	12,375	449,089
JAKKS Pacific Inc. (a)	28,700	627,095
LKQ Corp. (a)	19,837	358,455
Omnicom Group Inc.	14,725	660,858
Perry Ellis International Inc. (a)	27,200	577,184
Phillips-Van Heusen Corp.	16,875	617,963
Pier 1 Imports Inc. (a)	118,900	409,016
Saks Inc. (a)	31,250	343,125
Sotheby’s	25,750	679,027
Stoneridge Inc. (a)	53,400	911,004
Systemax Inc.	42,600	751,890
UniFirst Corp.	29,800	1,330,868
Urban Outfitters Inc. (a)	24,300	757,917
VF Corp.	13,475	959,150
Warnaco Group Inc. (a)	53,900	2,375,373

		23,283,621

Consumer Staples (4.77%)
Avon Products Inc.	28,450	1,024,769
Cal-Maine Foods Inc.	45,200	1,491,148
Chiquita Brands International Inc. (a)	36,800	558,256
Church & Dwight Co. Inc.	10,925	615,624
ConAgra Foods Inc.	37,125	715,770
Corn Products International Inc.	21,700	1,065,687
Energizer Holdings Inc. (a)	8,975	655,983
Fomento Economico Mexicano S.A.B. de C.V. ADR	17,275	786,185
H.J. Heinz Co.	15,875	759,618
Spartan Stores Inc.	26,000	598,000

		8,271,040

Energy (12.08%)
CONSOL Energy Inc.	8,750	983,237
GulfMark Offshore Inc. (a)	21,500	1,250,870
Hornbeck Offshore Services Inc. (a)	38,700	2,186,937
Mariner Energy Inc. (a)	24,575	908,538

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
McMoRan Exploration Co. (a)	53,200	$1,464,064
Murphy Oil Corp.	3,850	377,493
National-Oilwell Varco Inc. (a)	8,675	769,646
Noble Corp.	21,450	1,393,392
Oil States International Inc. (a)	15,000	951,600
Petrohawk Energy Corp. (a)	8,900	412,159
Pioneer Natural Resources Co.	28,925	2,264,249
Quicksilver Resources Inc. (a)	30,575	1,181,418
Rosetta Resources Inc. (a)	30,200	860,700
Stone Energy Corp. (a)	21,500	1,417,065
Tidewater Inc.	14,300	929,929
Trico Marine Services Inc. (a)	9,700	353,274
Weatherford International Ltd. (a)	32,700	1,621,593
Whiting Petroleum Corp. (a)	15,125	1,604,460

		20,930,624

Financial Services (11.94%)
American Physicians Capital Inc.	24,600	1,191,624
Ameriprise Financial Inc.	13,475	548,028
Amerisafe Inc. (a)	82,300	1,311,862
AmTrust Financial Services Inc.	48,500	611,100
Annaly Capital Management Inc.	78,575	1,218,698
Arch Capital Group Ltd. (a)	6,475	429,422
Assurant Inc.	15,225	1,004,241
Blackrock Inc.	3,650	646,050
Charles Schwab Corp.	65,925	1,354,099
Digital Realty Trust Inc.	35,825	1,465,601
Hallmark Financial Services Inc. (a)	65,500	633,385
IntercontinentalExchange Inc. (a)	6,125	698,250
Invesco Ltd.	21,950	526,361
Jones Lang LaSalle Inc.	4,050	243,770
Knight Capital Group Inc. Class A (a)	48,500	872,030
LaBranche & Co. Inc. (a)	193,800	1,372,104
Lazard Ltd. Class A	22,500	768,375
Mercer Insurance Group Inc.	39,200	682,080
MF Global Ltd. (a)	14,800	93,388
Navigators Group Inc. (a)	22,600	1,221,530
Northern Trust Corp.	8,125	557,131
Raymond James Financial Inc.	33,475	883,405
State Street Corp.	9,200	588,708
T Rowe Price Group Inc.	15,225	859,756
Tower Group Inc.	24,000	508,560
Willis Group Holdings Ltd.	12,975	407,026

		20,696,584

Health Care (8.49%)
AMERIGROUP Corp. (a)	27,200	565,760
Applera Corp. - Celera Group (a)	92,900	1,055,344
Celgene Corp. (a)	4,225	269,851
Cephalon Inc. (a)	11,325	755,264
Chindex International Inc. (a)	62,550	917,608
Endo Pharmaceuticals Holdings Inc. (a)	45,100	1,090,969

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Express Scripts Inc. (a)	9,975	$625,632
Genzyme Corp. (a)	8,475	610,370
Hologic Inc. (a)	42,018	915,992
Immucor Inc. (a)	9,825	254,271
Intuitive Surgical Inc. (a)	1,750	471,450
Inverness Medical Innovations Inc. (a)	13,500	447,795
Invitrogen Corp. (a)	37,600	1,476,176
Kindred Healthcare Inc. (a)	33,900	974,964
Pediatrix Medical Group Inc. (a)	9,750	479,993
Perrigo Co.	40,800	1,296,216
Psychiatric Solutions Inc. (a)	14,400	544,896
QIAGEN NV (a)	44,775	901,321
ResMed Inc. (a)	10,550	377,057
Triple-S Management Corp. Class B (a)	42,300	691,605

		14,722,534

Industrials (18.26%)
Ampco-Pittsburgh Corp.	22,800	1,014,144
BE Aerospace Inc. (a)	42,425	988,078
Capstone Turbine Corp. (a)	227,400	952,806
Columbus McKinnon Corp. (a)	27,478	661,670
Eagle Bulk Shipping Inc.	30,875	912,974
EMCOR Group Inc. (a)	51,600	1,472,148
Encore Wire Corp.	50,900	1,078,571
Gardner Denver Inc. (a)	21,400	1,215,520
General Cable Corp. (a)	17,900	1,089,215
Hawaiian Holdings Inc. (a)	106,200	738,090
ICF International Inc. (a)	32,800	545,136
ITT Corp.	13,800	873,954
Kansas City Southern (a)	10,575	465,194
Layne Christensen Co. (a)	21,200	928,348
M & F Worldwide Corp. (a)	33,700	1,324,747
Manitowoc Co. Inc.	24,675	802,678
McDermott International Inc. (a)	37,625	2,328,611
MSC Industrial Direct Co. Inc.	5,525	243,708
NCI Building Systems Inc. (a)	23,400	859,482
Nordson Corp.	13,700	998,593
Norfolk Southern Corp.	8,250	517,027
Perini Corp. (a)	24,300	803,115
Precision Castparts Corp.	19,575	1,886,443
Robbins & Myers Inc.	57,200	2,852,564
Rockwell Collins Inc.	17,800	853,688
Ryder System Inc.	12,100	833,448
Superior Essex Inc. (a)	44,800	1,999,424
Tecumseh Products Co. Class A (a)	26,300	862,114
TeleTech Holdings Inc. (a)	17,750	354,290
Terex Corp. (a)	6,900	354,453
Textron Inc.	17,500	838,775

		31,649,008

Materials & Processes (14.32%)
A. Schulman Inc.	41,200	948,836

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Airgas Inc.	8,150	$475,879
AK Steel Holding Corp.	22,300	1,538,700
Cleveland-Cliffs Inc.	38,500	4,588,815
Glatfelter	38,300	517,433
Greif Inc.	16,000	1,024,480
Hercules Inc.	42,300	716,139
Intrepid Potash Inc. (a)	11,400	749,892
Koppers Holdings Inc.	20,300	849,961
LSB Industries Inc. (a)	39,000	772,200
Olympic Steel Inc.	14,800	1,123,616
OM Group Inc. (a)	15,300	501,687
Owens-Illinois Inc. (a)	24,750	1,031,827
Reliance Steel & Aluminum Co.	20,900	1,611,181
Rock-Tenn Co. Class A	31,500	944,685
SPX Corp.	4,800	632,304
Steel Dynamics Inc.	48,600	1,898,802
Terra Industries Inc.	45,000	2,220,750
Walter Industries Inc.	24,625	2,678,461

		24,825,648

Technology (9.91%)
Activision Inc. (a)	22,900	780,203
Adobe Systems Inc. (a)	13,050	514,040
Amkor Technology Inc. (a)	93,200	970,212
Anixter International Inc. (a)	19,450	1,157,080
Autodesk Inc. (a)	22,350	755,653
Broadcom Corp. Class A (a)	43,950	1,199,395
Ciena Corp. (a)	16,525	382,884
Citrix Systems Inc. (a)	14,450	424,975
Cognizant Technology Solutions Corp. (a)	25,450	827,379
CommScope Inc. (a)	18,825	993,395
Compuware Corp. (a)	28,900	275,706
Fiserv Inc. (a)	13,950	632,912
Intersil Corp.	37,425	910,176
MAXIMUS Inc.	18,900	658,098
McAfee Inc. (a)	19,100	649,973
MICROS Systems Inc. (a)	21,200	646,388
Multi-Fineline Electronix Inc. (a)	40,100	1,109,567
Nuance Communications Inc. (a)	58,200	911,994
NVIDIA Corp. (a)	45,125	844,740
Paychex Inc.	23,525	735,862
Riverbed Technology Inc. (a)	31,250	428,750
Silicon Laboratories Inc. (a)	17,750	640,598
Trimble Navigation Ltd. (a)	20,125	718,463

		17,168,443

Telecommunication Services (1.17%)
iPCS Inc. (a)	29,300	868,159
NII Holdings Inc. (a)	15,725	746,780

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
tw telecom inc. (a)	26,025	$417,181

		2,032,120

Utilities (4.83%)
Allegheny Energy Inc.	28,100	1,408,091
Central Vermont Public Service Corp.	22,008	426,295
Constellation Energy Group Inc.	5,150	422,815
Entergy Corp.	10,500	1,265,040
Hawaiian Electric Industries Inc.	34,300	848,239
ITC Holdings Corp.	22,100	1,129,531
Laclede Group Inc.	7,700	310,849
MGE Energy Inc.	26,600	867,692
Mirant Corp. (a)	12,775	500,141
Nicor Inc.	15,900	677,181
Wisconsin Energy Corp.	11,375	514,378

		8,370,252

Total Common Stocks
(cost $158,035,017)		171,949,874

Short-term Investments (2.12%)
JPMorgan U.S. Government Money
Market Fund	3,678,874	3,678,874

Total Short-term Investments
(cost $3,678,874)		3,678,874

TOTAL INVESTMENTS (101.32%)
(cost $161,713,891)		175,628,748
LIABILITIES, NET OF OTHER ASSETS (-1.32%)		(2,291,884)

NET ASSETS (100.00%)		$173,336,864

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (95.70%) (a)
Australia (2.53%)
Amcor Ltd.	56,900	$275,652
Brambles Ltd.	32,781	274,374
Macquarie Group Ltd.	5,646	262,852
Newcrest Mining Ltd.	15,467	429,255
QBE Insurance Group Ltd.	10,000	215,011
Telstra Corp. Ltd.	81,004	329,149
Toll Holdings Ltd.	16,564	95,848
Westpac Banking Corp.	11,000	211,276
Woodside Petroleum Ltd.	6,600	426,598
Woolworths Ltd.	27,052	633,959

		3,153,974

Austria (0.65%)
Raiffeisen International Bank Holding AG	4,898	622,297
Telekom Austria AG	8,900	192,851

		815,148

Belgium (0.23%)
Fortis (Amsterdam)	9,966	158,500
UCB SA	3,421	126,206

		284,706

Canada (10.83%)
Barrick Gold Corp.	33,300	1,515,150
CAMECO Corp.	11,900	511,150
Canadian Natural Resources Ltd.	25,800	2,551,409
EnCana Corp.	18,100	1,657,170
Inmet Mining Corp.	4,100	272,127
Manulife Financial Corp.	7,000	244,798
Methanex Corp.	2,900	81,963
National Bank of Canada	5,600	278,105
Onex Corp.	7,100	209,094
Potash Corp. of Saskatchewan Inc.	19,200	4,454,392
Research In Motion Ltd. (b)	2,800	328,658
Shaw Communications Inc. Class B	13,300	271,556
Shoppers Drug Mart Corp.	7,400	405,596
Suncor Energy Inc.	12,400	719,898

		13,501,066

China (0.67%)
Alibaba.com Ltd. (b) (c)	27,000	38,048
China Mobile Ltd.	8,000	107,383
China Overseas Land & Investment Ltd.	54,000	85,593
China Shenhua Energy Co. Ltd. Class H	89,000	350,276
Industrial and Commercial Bank of
China Ltd. Class H	379,000	259,132

		840,432

Denmark (0.50%)
A P Moller-Maersk A/S Class B (b)	20	244,901

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Novo Nordisk A/S Class B	5,800	$381,817

		626,718

Finland (0.25%)
Rautaruukki OYJ	5,000	226,968
UPM-Kymmene OYJ	5,198	84,696

		311,664

France (12.48%)
Accor SA	3,500	232,504
Air Liquide SA	3,412	449,218
AXA	16,700	492,079
BNP Paribas	19,590	1,763,429
Bouygues	30,185	1,991,506
Carrefour SA	6,800	383,300
Compagnie Generale des Etablissements Michelin Class B	4,900	350,379
Dassault Systemes SA	4,300	261,040
Electricite de France	3,500	331,558
Groupe DANONE	11,600	811,698
L’Oreal SA	14,200	1,540,219
Lafarge SA	4,200	640,446
PagesJaunes Groupe	6,179	90,376
Pernod Ricard SA	6,800	693,905
Peugeot SA	12,300	664,347
Renault SA	1,900	154,634
Rhodia SA Reg.	6,800	124,414
Safran SA	900	17,358
Sanofi-Aventis	15,900	1,056,536
Schneider Electric SA	1,841	198,051
Societe Generale	6,206	538,053
Total SA	6,700	570,293
Vallourec SA	2,355	823,613
Veolia Environnement	18,040	1,007,121
Vivendi	10,200	384,604

		15,570,681

Germany (3.22%)
Allianz SE Reg.	7,400	1,301,682
Bayer AG	8,300	698,347
Commerzbank AG	6,745	200,379
Daimler AG	10,000	620,257
Deutsche Bank AG Reg. (Xtra)	4,100	353,931
Hypo Real Estate Holding AG	11,026	310,235
Metro AG	3,500	223,281
SAP AG	5,800	303,557

		4,011,669

Hong Kong (0.50%)
Bank of East Asia Ltd.	71,600	389,286
Hong Kong & China Gas Co. Ltd.	92,070	219,087

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Swire Pacific Ltd. Class A	1,500	$15,354

		623,727

Indonesia (0.08%)
PT Telekomunikasi Indonesia Sponsored ADR	3,000	96,750

Ireland (1.14%)
Allied Irish Banks PLC	14,300	220,375
CRH PLC	32,400	941,659
CRH PLC (Special Placement)	2,325	67,573
Irish Life & Permanent PLC	18,200	187,279

		1,416,886

Italy (0.20%)
ENI SpA	6,800	252,622

Japan (24.97%)
Aeon Co. Ltd.	87,500	1,083,131
Ajinomoto Co. Inc.	18,000	170,531
Canon Inc.	19,100	983,190
Chiyoda Corp.	31,000	337,090
Citizen Holdings Co. Ltd.	36,000	274,640
Daiwa House Industry Co. Ltd.	7,000	65,896
East Japan Railway Co.	65	529,445
Elpida Memory Inc. (b)	16,100	516,342
Fanuc Ltd.	8,800	860,616
FUJIFILM Holdings Corp.	15,200	523,572
Hankyu Hanshin Holdings Inc.	53,000	222,708
Hirose Electric Co. Ltd.	2,800	281,339
Hitachi Ltd.	40,000	288,059
Hoya Corp.	26,400	611,482
Idemitsu Kosan Co. Ltd.	200	17,743
INPEX Holdings Inc.	52	656,673
JGC Corp.	18,000	354,450
JS Group Corp.	6,100	97,123
Keyence Corp.	2,960	705,585
Matsushita Electric Industrial Co. Ltd.	22,000	470,663
Millea Holdings Inc.	25,800	1,005,558
Mitsubishi Corp.	13,400	441,540
Mitsubishi UFJ Financial Group Inc.	32,900	290,752
Mitsui & Co. Ltd.	9,000	198,640
Mitsui OSK Lines Ltd.	17,000	242,453
Mitsui Sumitomo Insurance Group Holdings Inc. (b)	9,000	311,055
Mizuho Financial Group Inc.	148	688,619
Murata Manufacturing Co. Ltd.	10,300	485,939
Nintendo Co. Ltd.	3,100	1,748,740
Nippon Electric Glass Co. Ltd.	11,000	191,202
Nippon Telegraph & Telephone Corp.	48	236,845
Nissan Motor Co. Ltd.	78,400	651,150
Nomura Holdings Inc.	90,500	1,340,157

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Oracle Corp. Japan	4,400	$179,381
Orix Corp.	10,610	1,519,638
Rohm Co. Ltd.	3,300	190,540
SBI Holdings Inc.	1,050	229,807
Shimamura Co. Ltd.	2,000	123,320
SMC Corp.	7,500	823,171
Softbank Corp.	134,800	2,273,123
Sumitomo Chemical Co. Ltd.	85,800	540,547
Sumitomo Corp.	66,000	867,126
Sumitomo Mitsui Financial Group Inc.	274	2,060,537
Sumitomo Realty & Development Co. Ltd.	16,000	318,289
Suzuki Motor Corp.	28,000	663,168
Takeda Pharmaceutical Co. Ltd.	3,200	162,750
Tokuyama Corp.	13,000	96,874
Tokyo Electron Ltd.	11,000	634,348
Tokyo Gas Co. Ltd.	45,000	181,822
Tokyu Corp.	8,000	41,511
Toshiba Corp.	127,000	936,947
Trend Micro Inc.	26,000	857,406
Unicharm Corp.	4,700	334,328
Yamada Denki Co. Ltd.	6,380	454,564
Yamato Holdings Co. Ltd.	55,000	767,741

		31,139,866

Luxembourg (0.46%)
SES FDR Class A (Luxembourg)	13,000	324,416
SES FDR Class A (Paris)	9,700	245,031

		569,447

Mexico (2.08%)
America Movil SAB de C.V. ADR Series L	25,300	1,334,575
Telefonos de Mexico SAB de CV (Telmex) Sponsored ADR Series L	24,000	568,320
Telmex Internacional SAB de CV ADR (b)	28,800	463,680
Wal-Mart de Mexico SAB de CV Series V	55,700	221,707

		2,588,282

Netherlands (2.42%)
Aegon NV	27,796	365,425
ING Groep NV	33,126	1,047,365
Koninklijke Ahold NV	16,800	225,214
Koninklijke KPN NV	37,500	641,130
Unilever NV CVA	26,000	735,242

		3,014,376

Norway (1.35%)
DnB NOR ASA	17,200	218,511
Telenor ASA	38,300	718,974

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Yara International ASA	8,400	$741,851

		1,679,336

Poland (0.20%)
Polski Koncern Naftowy Orlen SA GDR Reg. S (b) (c)	7,800	250,404

Russia (1.99%)
Gazprom Sponsored ADR	33,100	1,933,040
Rosneft Oil Company GDR (b)	22,706	263,844
Uralkali Sponsored GDR	4,000	290,800

		2,487,684

Singapore (0.48%)
Singapore Telecommunications Ltd. (c)	116,600	310,825
Wilmar International Ltd.	77,000	286,369

		597,194

South Africa (0.20%)
Harmony Gold Mining Company Ltd. Sponsored ADR (b)	20,300	248,675

South Korea (1.44%)
LG Electronics Inc.	2,340	264,613
Samsung Electronics Co. Ltd. GDR	5,140	1,535,539

		1,800,152

Spain (2.01%)
Banco Bilbao Vizcaya Argentaria SA	49,100	935,539
Banco Santander SA	7,300	133,182
Inditex SA	5,800	265,876
Repsol YPF SA	21,500	843,753
Telefonica SA	12,557	332,305

		2,510,655

Sweden (1.37%)
ASSA ABLOY AB Class B	11,800	169,779
Atlas Copco AB Class A	13,800	201,830
Ericsson LM Class B	104,400	1,085,600
Ericsson LM Telephone Co. Sponsored ADR Class B	1,800	18,720
TeliaSonera AB	31,000	229,183

		1,705,112

Switzerland (9.63%)
Compagnie Financiere Richemont SA A Units	21,420	1,188,720
Credit Suisse Group	6,111	278,154
Givaudan SA Reg.	205	182,739
Holcim Ltd.	10,589	855,930
Holcim Ltd. (c)	1,181	95,463

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Nestle SA	46,560	$2,098,211
Nobel Biocare Holding AG Reg.	8,589	279,264
Novartis AG	18,774	1,033,174
Petroplus Holdings AG (b)	9,200	494,425
Roche Holding AG	13,112	2,357,175
Swiss Reinsurance	22,338	1,480,826
Swisscom AG	1,810	602,845
Synthes Inc.	1,748	240,424
UBS AG Reg. (New York) (b)	1,554	32,106
UBS AG Reg. (Virt-X) (b)	37,868	789,103

		12,008,559

Taiwan (0.71%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (b)	81,700	891,347

United Kingdom (13.02%)
Alliance & Leicester PLC	26,478	154,530
AstraZeneca PLC	7,100	301,804
BAE Systems PLC	191,800	1,683,500
BAE Systems PLC (c)	9,600	84,263
Barclays PLC	23,600	133,895
Barclays PLC Rights (b) (d)	5,057	957
BHP Billiton PLC	26,510	1,016,667
BP PLC	84,800	982,889
BP PLC Sponsored ADR	1,600	111,312
Cairn Energy PLC (b)	4,600	295,231
HBOS PLC	39,400	215,709
HBOS PLC - NPR (b)	15,760	3,375
HSBC Holdings PLC	32,800	505,043
Imperial Tobacco Group PLC	7,000	260,042
Lloyds TSB Group PLC	33,000	202,465
Marks & Spencer Group PLC	30,300	197,028
National Grid PLC	22,200	291,006
Persimmon PLC	18,782	117,558
Premier Foods PLC	81,000	152,888
Rio Tinto PLC	11,100	1,336,750
Royal Bank of Scotland Group PLC	175,800	748,410
Royal Bank of Scotland Group PLC (c)	107,516	457,713
Royal Dutch Shell PLC Class A	34,810	1,423,480
Royal Dutch Shell PLC Class B	5,746	230,089
SABMiller PLC	102,800	2,348,672
Scottish & Southern Energy PLC	16,500	459,739
Standard Chartered PLC	16,500	467,274
Tesco PLC	108,900	796,534
Unilever PLC	7,605	216,074
Vodafone Group PLC	130,650	384,939
Wolseley PLC	28,400	211,605
Xstrata PLC	4,400	350,508
Yell Group PLC	72,500	101,158

		16,243,107

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
United States (0.09%)
News Corp. CDI Class A	7,329	$113,398

Total Common Stocks
(cost $104,135,407)		119,353,637

Preferred Stocks (0.15%) (a)
Germany (0.15%)
Porsche Automobil Holding SE PFD	1,228	189,086

Total Preferred Stocks
(cost $229,029)		189,086

Exchange-Traded Funds (0.17%)
iShares MSCI EAFE Index Fund	3,000	206,100

Total Exchange-Traded Funds
(cost $230,269)		206,100

Convertible Bonds (0.22%)
Canada (0.22%)
Kinross Gold Corp. (c)
1.75%, 03/15/2028	$245,000	271,338

Total Convertible Bonds
(cost $247,461)		271,338

	Principal amount	Value
Repurchase Agreement (2.76%)
State Street Bank & Trust Co. Repurchase Agreement, (e) 0.900%, agreement date 06/30/2008, to be repurchased at $3,443,431 on 07/01/2008	$3,443,345	$3,443,345

Total Repurchase Agreement
(cost $3,443,345)		3,443,345

TOTAL INVESTMENTS (99.00%)
(cost $108,285,511)		123,463,506
CASH AND OTHER ASSETS, NET OF LIABILITIES (1.00%)		1,252,478

NET ASSETS (100.00%)		$124,715,984

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange.

This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(d)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(e)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 2.821%, a maturity date of December 15, 2034, and a market value of $3,512,517 as of June 30, 2008.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

GDR - Global Depository Receipt

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Japanese Yen	$31,139,866	25.22%
Euro	30,370,419	24.60
British Pound	14,406,511	11.67
United States Dollar	13,475,042	10.91
Canadian Dollar	11,985,917	9.71
Swiss Franc	11,976,453	9.70
Australian Dollar	3,267,374	2.65
Swedish Krona	1,988,196	1.61
Norwegian Krone	1,679,336	1.36
Hong Kong Dollar	1,464,159	1.19
Danish Krone	626,719	0.51
Singapore Dollar	597,194	0.48
South Korean Won	264,613	0.21
Mexican Peso	221,707	0.18

Total Investments	$123,463,506	100.00%

INTERNATIONAL EQUITY FUND

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$24,318,634	19.50%
Materials	16,018,663	12.84
Energy	14,542,300	11.66
Information Technology	13,871,219	11.12
Consumer Staples	13,620,902	10.92
Industrials	11,780,243	9.45
Telecommunication Services	8,822,875	7.07
Consumer Discretionary	8,138,405	6.53
Health Care	5,939,150	4.76
Utilities	2,490,332	2.00

Total Stocks	119,542,723	95.85
Repurchase Agreement	3,443,345	2.76
Convertible Bonds	271,338	0.22
Exchange-Traded Funds	206,100	0.17
Cash and Other Assets, Net of Liabilities	1,252,478	1.00

Net Assets	$124,715,984	100.00%

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (97.56%)
Consumer Discretionary (12.29%)
1-800-FLOWERS.COM Inc. (a)	8,515	$54,922
99 Cents Only Stores (a)	11,178	73,775
Aaron Rents Inc.	10,958	244,692
Aeropostale Inc. (a)	16,685	522,741
AFC Enterprises (a)	7,641	61,052
AH Belo Corp. Class A	7,340	41,838
Ambassadors Group Inc.	4,372	65,230
America’s Car-Mart Inc. (a)	3,400	60,928
American Apparel Inc. (a)	7,300	48,545
American Axle & Manufacturing Holdings Inc.	10,687	85,389
American Greetings Corp.	12,300	151,782
American Public Education Inc. (a)	3,100	121,024
Amerigon Inc. (a)	6,800	48,348
Ameristar Casinos Inc.	6,057	83,708
Arbitron Inc.	6,818	323,855
ArvinMeritor Inc.	18,015	224,827
Asbury Automotive Group Inc.	7,252	93,188
ATC Technology Corp. (a)	6,068	141,263
Audiovox Corp. (a)	3,404	33,427
Avatar Holdings Inc. (a)	1,948	59,005
Bally Technologies Inc. (a)	13,662	461,776
Beazer Homes USA Inc.	11,300	62,941
bebe stores inc.	8,600	82,646
Belo Corp.	20,500	149,855
Big 5 Sporting Goods Corp.	5,919	44,807
BJ’s Restaurants Inc. (a)	5,639	54,867
Blockbuster Inc. (a)	45,309	113,272
Blue Nile Inc. (a)	3,456	146,949
Bluegreen Corp. (a)	5,523	33,414
Blyth Inc.	6,145	73,924
Bob Evans Farms Inc.	8,645	247,247
Borders Group Inc.	16,900	101,400
Brookfield Homes Corp.	3,037	37,294
Brown Shoe Co. Inc.	10,605	143,698
Brunswick Corp.	21,200	224,720
Buckle Inc.	3,833	175,283
Buffalo Wild Wings Inc. (a)	4,096	101,704
Build-A-Bear Workshop Inc. (a)	5,429	39,469
Cabela’s Inc. (a)	8,630	95,016
Cache Inc. (a)	3,857	41,270
California Pizza Kitchen Inc. (a)	6,720	75,197
Callaway Golf Co.	15,814	187,080
Capella Education Co. (a)	3,829	228,400
Carter’s Inc. (a)	13,608	188,063
Casual Male Retail Group Inc. (a)	9,943	30,326
Cato Corp. Class A	7,344	104,579
Cavco Industries Inc. (a)	1,300	42,549
CBRL Group Inc.	5,882	144,168
CEC Entertainment Inc. (a)	5,606	157,024
Champion Enterprises Inc. (a)	18,280	106,938
Charlotte Russe Holding Inc. (a)	6,067	107,750

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Charming Shoppes Inc. (a)	29,581	$135,777
Charter Communications Inc. (a)	95,972	100,771
Cheesecake Factory Inc. (a)	16,100	256,151
Cherokee Inc.	2,582	52,027
Chico’s FAS Inc. (a)	43,200	231,984
Children’s Place Retail Stores Inc. (a)	5,656	204,182
Christopher & Banks Corp.	8,642	58,766
Churchill Downs Inc.	2,161	75,354
Cinemark Holdings Inc.	6,300	82,278
Circuit City Stores Inc.	40,100	115,889
Citadel Broadcasting Corp. (a)	43,569	53,154
Citi Trends Inc. (a)	4,000	90,640
CKE Restaurants Inc.	14,772	184,207
CKX Inc. (a)	12,100	105,875
Coldwater Creek Inc. (a)	16,300	86,064
Collective Brands Inc. (a)	15,578	181,172
Columbia Sportswear Co.	3,600	132,300
Conn’s Inc. (a)	3,086	49,592
Cooper Tire & Rubber Co.	14,701	115,256
Core-Mark Holding Co. Inc. (a)	2,000	52,400
Corinthian Colleges Inc. (a)	21,678	251,682
Cox Radio Inc. (a)	8,363	98,683
Crocs Inc. (a)	20,300	162,603
Crown Media Holdings Inc. (a)	2,762	13,092
CSK Auto Corp. (a)	11,227	117,659
CSS Industries Inc.	1,518	36,766
Cumulus Media Inc. (a)	9,406	37,060
Dana Holding Corp. (a)	23,300	124,655
Deckers Outdoor Corp. (a)	3,253	452,818
Denny’s Corp. (a)	25,053	71,151
DG FastChannel Inc. (a)	4,500	77,625
Dillard’s Inc. Class A	13,700	158,509
DineEquity Inc.	4,575	170,922
Dolan Media Co. (a)	6,000	109,200
Domino’s Pizza Inc. (a)	9,517	109,445
Dover Downs Gaming & Entertainment Inc.	3,702	23,767
Dress Barn Inc. (a)	12,436	166,394
Drew Industries Inc. (a)	5,764	91,936
drugstore.com Inc. (a)	16,100	30,590
DSW Inc. (a)	4,200	49,476
Entercom Communications Corp.	7,885	55,353
Entravision Communications Corp. (a)	15,640	62,873
Ethan Allen Interiors Inc.	6,322	155,521
Exide Technologies (a)	19,900	333,524
FGX International Holdings Ltd. (a)	2,400	19,296
Fisher Communications Inc. (a)	1,296	44,634
Fleetwood Enterprises Inc. (a)	16,458	43,120
Fossil Inc. (a)	12,047	350,206
Fred’s Inc.	11,340	127,462
FTD Group Inc.	6,409	85,432
Fuel Systems Solutions Inc. (a)	3,300	127,050

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Fuqi International Inc. (a)	3,400	$29,784
Furniture Brands International Inc.	10,564	141,135
G-III Apparel Group Ltd. (a)	4,300	53,062
Gaiam Inc. (a)	5,300	71,603
GateHouse Media Inc.	5,301	13,040
Gaylord Entertainment Co. (a)	9,963	238,713
Genesco Inc. (a)	5,559	171,606
Global Sources Ltd. (a)	4,180	63,452
Global Traffic Network Inc. (a)	1,900	16,986
Gray Television Inc.	11,047	31,705
Great Wolf Resorts Inc. (a)	9,028	39,452
Group 1 Automotive Inc.	5,521	109,702
GSI Commerce Inc. (a)	6,627	90,326
Gymboree Corp. (a)	7,265	291,109
Harte-Hanks Inc.	7,900	90,455
Haverty Furniture Companies Inc.	5,935	59,587
Hayes Lemmerz International Inc. (a)	22,600	64,184
Helen of Troy Ltd. (a)	6,800	109,616
hhgregg Inc. (a)	4,334	43,340
Hibbett Sports Inc. (a)	7,912	166,943
Hooker Furniture Corp.	3,216	55,701
Hot Topic Inc. (a)	12,792	69,205
Hovnanian Enterprises Inc. (a)	10,600	58,088
Iconix Brand Group Inc. (a)	15,600	188,448
Idearc Inc.	34,500	81,075
Insight Enterprises Inc. (a)	11,548	135,458
Interactive Data Corp.	8,800	221,144
iRobot Corp. (a)	5,400	74,196
Isle of Capri Casinos Inc. (a)	5,809	27,825
J. Crew Group Inc. (a)	10,500	346,605
Jack in the Box Inc. (a)	14,912	334,178
JAKKS Pacific Inc. (a)	7,627	166,650
Jo-Ann Stores Inc. (a)	6,269	144,375
Jos. A. Bank Clothiers Inc. (a)	4,337	116,015
Journal Communications Inc. Class A	10,142	48,884
K-Swiss Inc. Class A	7,571	111,294
K12 Inc. (a)	1,473	31,566
Kenneth Cole Productions Inc.	3,220	40,894
Knology Inc. (a)	6,400	70,336
Krispy Kreme Doughnuts Inc. (a)	16,306	81,367
La-Z-Boy Inc.	14,522	111,093
Landry’s Restaurants Inc.	3,895	69,993
Leapfrog Enterprises Inc. (a)	9,620	80,038
Lear Corp. (a)	16,400	232,552
Lee Enterprises Inc. Class A	14,400	57,456
Libbey Inc.	4,800	35,712
Life Time Fitness Inc. (a)	8,493	250,968
Lin TV Corp. (a)	7,165	42,703
Lincoln Educational Services (a)	400	4,652
Live Nation Inc. (a)	18,300	193,614
Lodgian Inc. (a)	5,551	43,464
Luby’s Inc. (a)	3,300	20,130
Lululemon Athletica Inc. (a)	4,200	122,052

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lumber Liquidators Inc. (a)	3,200	$41,600
M/I Homes Inc.	4,200	66,066
Maidenform Brands Inc. (a)	6,000	81,000
Marcus Corp.	4,237	63,343
Marine Products Corp.	2,692	17,767
MarineMax Inc. (a)	5,615	40,260
Martha Stewart Living
Omnimedia Inc. (a)	7,678	56,817
Marvel Entertainment Inc. (a)	12,700	408,178
Matthews International Corp.	8,368	378,736
McClatchy Co. Class A	12,800	86,784
Media General Inc.	5,301	63,347
Mediacom Communications Corp.
Class A (a)	12,428	66,366
Meritage Homes Corp. (a)	7,900	119,843
Midas Inc. (a)	3,884	52,434
Modine Manufacturing Co.	8,143	100,729
Monarch Casino & Resort Inc. (a)	4,166	49,159
Monro Muffler Brake Inc.	4,635	71,796
Morgans Hotel Group Co. (a)	7,900	81,370
Movado Group Inc.	4,516	89,417
National CineMedia Inc.	12,000	127,920
National Presto Industries Inc.	1,418	91,007
Nautilus Inc.	7,802	39,634
Netflix Inc. (a)	10,022	261,274
New York & Co. Inc. (a)	6,956	63,508
NutriSystem Inc.	7,300	103,222
O’Charley’s Inc.	6,009	60,451
Orbitz Worldwide Inc. (a)	8,134	40,751
Outdoor Channel Holdings Inc. (a)	2,300	16,054
Overstock.com Inc. (a)	4,199	108,964
Oxford Industries Inc.	3,747	71,755
Pacific Sunwear of California Inc. (a)	17,102	145,880
Palm Harbor Homes Inc. (a)	2,805	15,512
Pantry Inc. (a)	6,539	69,706
Papa John’s International Inc. (a)	5,880	156,349
PC Mall Inc. (a)	3,500	47,460
Peet’s Coffee & Tea Inc. (a)	4,341	86,039
PEP Boys-Manny Moe & Jack	10,527	91,795
Perry Ellis International Inc. (a)	3,426	72,700
PetMed Express Inc. (a)	6,900	84,525
PF Chang’s China Bistro Inc. (a)	5,991	133,839
Pier 1 Imports Inc. (a)	22,511	77,438
Pinnacle Entertainment Inc. (a)	14,448	151,560
Playboy Enterprises Inc. (a)	6,294	31,092
Polaris Industries Inc.	8,387	338,667
Pool Corp.	12,900	229,104
Pre-Paid Legal Services Inc. (a)	2,367	96,148
Prestige Brands Holdings Inc. (a)	9,648	102,848
Primedia Inc.	9,236	43,040
Quantum Fuel Systems Technologies Worldwide Inc. (a)	20,300	62,524

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Quiksilver Inc. (a)	31,000	$304,420
Raser Technologies Inc. (a)	10,300	100,322
RC2 Corp. (a)	5,154	95,658
RCN Corp. (a)	9,871	106,409
Red Robin Gourmet Burgers Inc. (a)	4,274	118,561
Regis Corp.	11,278	297,175
Rent-A-Center Inc. (a)	17,100	351,747
Retail Ventures Inc. (a)	9,321	42,877
REX Stores Corp. (a)	1,200	13,860
R.H. Donnelley Corp. (a)	15,300	45,900
Rick’s Cabaret International Inc. (a)	2,100	35,280
Riviera Holdings Corp. (a)	2,665	27,050
Ruby Tuesday Inc.	13,811	74,579
Russ Berrie & Co. Inc. (a)	3,376	26,907
Ruth’s Hospitality Group Inc. (a)	7,400	38,332
Ryland Group Inc.	10,400	226,824
Sally Beauty Holdings Inc. (a)	22,000	142,120
Sauer-Danfoss Inc.	3,339	104,010
Scholastic Corp. (a)	6,873	196,980
Sealy Corp.	9,700	55,678
Shoe Carnival Inc. (a)	3,017	35,570
Shuffle Master Inc. (a)	10,278	50,773
Shutterfly Inc. (a)	5,743	70,122
Sinclair Broadcast Group Inc.	15,304	116,310
Six Flags Inc. (a)	24,556	28,239
Skechers U.S.A. Inc. (a)	7,849	155,096
Skyline Corp.	2,343	55,060
Smith & Wesson Holding Corp. (a)	11,100	57,831
Sonic Automotive Inc.	6,697	86,324
Sonic Corp. (a)	14,500	214,600
Sotheby’s	16,787	442,673
Spartan Motors Inc.	9,600	71,712
Speedway Motorsports Inc.	3,554	72,431
Stage Stores Inc.	9,107	106,279
Stamps.com Inc. (a)	4,628	57,757
Standard-Pacific Corp.	20,800	70,304
Stein Mart Inc.	7,023	31,674
Steiner Leisure Ltd. (a)	3,800	107,730
Steinway Musical Instruments Inc. (a)	2,299	60,694
Steven Madden Ltd. (a)	5,312	97,635
Stewart Enterprises Inc.	23,454	168,869
Stoneridge Inc. (a)	4,400	75,064
Superior Industries International Inc.	6,741	113,788
Systemax Inc.	2,300	40,595
Talbots Inc.	6,899	79,959
Tempur-Pedic International Inc.	17,900	139,799
Tenneco Inc. (a)	11,113	150,359
Texas Roadhouse Inc. Class A (a)	11,904	106,779
The Andersons Inc.	4,192	170,656
The Finish Line Inc. Class A (a)	12,106	105,322
The Men’s Wearhouse Inc.	12,700	206,883
The Steak n Shake Co. (a)	9,236	58,464
thinkorswim Group Inc. (a)	14,300	100,815

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Timberland Co. (a)	11,700	$191,295
TiVo Inc. (a)	24,240	149,561
Town Sports International Holdings Inc. (a)	5,500	51,370
Tractor Supply Co. (a)	8,700	252,648
Triarc Companies Inc. Class B	14,135	89,475
True Religion Apparel Inc. (a)	4,400	117,260
Tuesday Morning Corp. (a)	7,389	30,369
Tupperware Brands Corp.	15,296	523,429
Tween Brands Inc. (a)	6,118	100,702
Ulta Salon Cosmetics & Fragrance Inc. (a)	4,100	46,084
Under Armour Inc. Class A (a)	7,900	202,556
Unifi Inc. (a)	7,300	18,396
UniFirst Corp.	3,275	146,261
Universal Electronics Inc. (a)	4,175	87,257
Universal Technical Institute Inc. (a)	6,381	79,507
Vail Resorts Inc. (a)	7,582	324,737
Valassis Communications Inc. (a)	11,490	143,855
Value Line Inc.	162	5,387
VistaPrint Ltd. (a)	10,800	289,008
Visteon Corp. (a)	36,178	95,148
Volcom Inc. (a)	5,000	119,650
Warnaco Group Inc. (a)	11,366	500,900
Westwood One Inc. (a)	15,200	18,848
Wet Seal Inc. (a)	25,505	121,659
Weyco Group Inc.	1,300	34,489
Winnebago Industries Inc.	8,519	86,809
WMS Industries Inc. (a)	10,738	319,670
Wolverine World Wide Inc.	13,121	349,937
Wonder Auto Technology Inc. (a)	2,500	17,575
World Wrestling Entertainment Inc.	6,769	104,716
Zale Corp. (a)	8,467	159,942
Zumiez Inc. (a)	4,466	74,046

		33,748,218

Consumer Staples (2.97%)
AgFeed Industries Inc. (a)	5,700	85,329
Alico Inc.	785	27,208
Alliance One International Inc. (a)	26,244	134,107
American Dairy Inc. (a)	1,100	8,624
American Oriental Bioengineering Inc. (a)	14,900	147,063
Arden Group Inc. Class A	200	25,348
B&G Foods Inc. Class A	3,600	33,624
Boston Beer Co. Inc. (a)	2,580	104,954
Cal-Maine Foods Inc.	3,600	118,764
Calavo Growers Inc.	1,700	20,825
Casey’s General Stores Inc.	13,666	316,641
Central Garden & Pet Co. (a)	15,612	64,009
Chattem Inc. (a)	4,543	295,522
Chiquita Brands International Inc. (a)	10,105	153,293

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Coca-Cola Bottling Co. Consolidated	1,147	$42,416
Darling International Inc. (a)	20,425	337,421
Diamond Foods Inc.	4,700	108,288
Elizabeth Arden Inc. (a)	7,003	106,306
Farmer Brothers Co.	1,393	29,462
Flowers Foods Inc.	20,385	577,711
Fresh Del Monte Produce Inc. (a)	10,100	238,057
Green Mountain Coffee Roasters Inc. (a)	4,677	175,715
Hain Celestial Group Inc. (a)	10,923	256,472
HQ Sustainable Maritime Industries Inc. (a)	2,400	31,800
Imperial Sugar Co.	3,700	57,461
Ingles Markets Inc.	3,805	88,771
Inter Parfums Inc.	3,301	49,515
J&J Snack Foods Corp.	3,042	83,381
Lancaster Colony Corp.	5,919	179,227
Lance Inc.	7,805	146,500
Longs Drug Stores Corp.	7,912	333,174
Mannatech Inc.	4,679	25,454
Maui Land & Pineapple Company Inc. (a)	866	25,504
Nash Finch Co.	3,712	127,210
National Beverage Corp.	2,280	16,576
Nu Skin Enterprises Inc.	13,162	196,377
Omega Protein Corp. (a)	5,300	79,235
Pilgrim’s Pride Corp.	10,700	138,993
PriceSmart Inc.	3,100	61,318
Ralcorp Holdings Inc. (a)	6,462	319,481
Reddy Ice Holdings Inc.	5,500	75,240
Ruddick Corp.	11,290	387,360
Sanderson Farms Inc.	5,251	181,265
Smart Balance Inc. (a)	14,600	105,266
Spartan Stores Inc.	6,052	139,196
Spectrum Brands Inc. (a)	12,800	32,640
Synutra International Inc. (a)	2,300	74,336
The Great Atlantic & Pacific Tea Company Inc. (a)	8,488	193,696
Tootsie Roll Industries Inc.	6,996	175,810
TreeHouse Foods Inc. (a)	7,400	179,524
United Natural Foods Inc. (a)	11,542	224,838
Universal Corp.	6,505	294,156
USANA Health Sciences Inc. (a)	2,174	58,415
Vector Group Ltd.	8,409	135,637
Village Super Market Inc. Class A	600	23,148
WD-40 Co.	4,244	124,137
Weis Markets Inc.	2,596	84,292
Winn-Dixie Stores Inc. (a)	13,600	217,872
Zhongpin Inc. (a)	5,600	70,000

		8,143,964

	Shares	Value
Common Stocks (Cont.)
Energy (9.15%)
Abraxas Petroleum Corp. (a)	12,600	$68,166
Allis-Chalmers Energy Inc. (a)	6,700	119,260
Alon USA Energy Inc.	3,300	39,468
American Oil & Gas Inc. (a)	11,600	45,472
APCO Argentina Inc.	1,200	34,740
Approach Resources Inc. (a)	2,879	77,128
Arena Resources Inc. (a)	8,600	454,252
Arlington Tankers Ltd.	2,500	58,050
Atlas America Inc.	9,219	415,316
ATP Oil & Gas Corp. (a)	6,855	270,567
Aventine Renewable Energy Holdings Inc. (a)	9,279	40,828
Basic Energy Services Inc. (a)	10,000	315,000
Berry Petroleum Co.	10,566	622,126
Bill Barrett Corp. (a)	9,038	536,948
BMB Munai Inc. (a)	11,700	69,498
Bois d’Arc Energy Inc. (a)	4,142	100,692
Bolt Technology Corp. (a)	2,700	60,939
BPZ Resources Inc. (a)	14,800	435,120
Brigham Exploration Co. (a)	11,249	178,072
Bristow Group Inc. (a)	4,791	237,107
Bronco Drilling Co. Inc. (a)	7,600	139,688
Cal Dive International Inc. (a)	10,214	145,958
Callon Petroleum Co. (a)	5,380	147,197
Cano Petroleum Inc. (a)	10,800	85,752
CARBO Ceramics Inc.	4,931	287,724
Carrizo Oil & Gas Inc. (a)	6,655	453,139
Cheniere Energy Inc. (a)	13,700	59,869
Clayton Williams Energy Inc. (a)	1,449	159,318
Clean Energy Fuels Corp. (a)	4,900	56,301
Complete Production Services Inc. (a)	12,000	437,040
Comstock Resources Inc. (a)	11,340	957,436
Concho Resources Inc. (a)	13,200	492,360
Contango Oil & Gas Co. (a)	3,500	325,220
Crosstex Energy Inc.	10,819	374,987
CVR Energy Inc. (a)	6,503	125,183
Dawson Geophysical Co. (a)	2,200	130,812
Delek US Holdings Inc.	3,000	27,630
Delta Petroleum Corp. (a)	16,427	419,217
Double Eagle Petroleum Co. (a)	2,900	52,867
Double Hull Tankers Inc.	11,600	116,348
Dril-Quip Inc. (a)	7,588	478,044
Endeavour International Corp. (a)	34,300	74,431
Energy Partners Ltd. (a)	7,675	114,511
Energy XXI Bermuda Ltd. (a)	19,500	134,940
ENGlobal Corp. (a)	7,600	108,224
Evergreen Energy Inc. (a)	25,951	45,155
EXCO Resources Inc. (a)	19,500	719,745
FX Energy Inc. (a)	11,900	62,713
Gasco Energy Inc. (a)	26,500	109,975
General Maritime Corp.	6,300	163,674
GeoGlobal Resources Inc. (a)	7,600	16,188

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Geokinetics Inc. (a)	1,900	$34,409
Geomet Inc. (a)	2,986	28,307
GeoResources Inc. (a)	1,900	34,998
GMX Resources Inc. (a)	3,900	288,990
Golar LNG Ltd.	8,100	125,469
Goodrich Petroleum Corp. (a)	4,944	409,956
Gran Tierra Energy Inc. (a)	25,700	204,829
Grey Wolf Inc. (a)	44,157	398,738
Gulf Island Fabrication Inc.	3,413	166,998
GulfMark Offshore Inc. (a)	5,680	330,462
Gulfport Energy Corp. (a)	7,400	121,878
Harvest Natural Resources Inc. (a)	10,232	113,166
Hornbeck Offshore Services Inc. (a)	5,534	312,726
Houston American Energy Corp. (a)	4,800	53,856
International Coal Group Inc. (a)	31,600	412,380
ION Geophysical Corp. (a)	20,732	361,773
James River Coal Co. (a)	6,300	369,747
Kayne Anderson Energy
Development Co.	2,200	50,490
Knightsbridge Tankers Ltd.	4,900	157,829
Lufkin Industries Inc.	3,982	331,621
Matrix Service Co. (a)	6,400	147,584
McMoRan Exploration Co. (a)	12,448	342,569
Meridian Resource Corp. (a)	23,627	69,700
Mitcham Industries Inc. (a)	3,200	54,656
NATCO Group Inc. (a)	4,800	261,744
National Coal Corp. (a)	7,400	65,638
Natural Gas Services Group (a)	3,500	106,680
Newpark Resources Inc. (a)	21,557	169,438
NGP Capital Resources Co.	6,626	102,107
Nordic American Tanker Shipping Ltd.	8,300	322,206
Northern Oil and Gas Inc. (a)	5,900	78,352
Oilsands Quest Inc. (a)	40,200	261,300
OYO Geospace Corp. (a)	1,200	70,728
Pacific Ethanol Inc. (a)	14,800	26,788
Panhandle Oil & Gas Inc.	1,400	47,404
Parallel Petroleum Corp. (a)	9,896	199,206
Parker Drilling Co. (a)	27,321	273,483
Penn Virginia Corp.	10,334	779,390
Petroleum Development Corp. (a)	4,018	267,157
Petroquest Energy Inc. (a)	10,663	286,835
PHI Inc. (a)	3,000	120,510
Pioneer Drilling Co. (a)	11,982	225,381
PowerSecure International Inc. (a)	2,900	21,054
Quest Resource Corp. (a)	6,200	70,742
RAM Energy Resources Inc. (a)	11,900	74,970
Rentech Inc. (a)	46,100	87,590
Resource America Inc.	3,210	29,917
Rex Energy Corp. (a)	4,800	126,720
Rosetta Resources Inc. (a)	12,417	353,885
RPC Inc.	7,849	131,863
Ship Finance International Ltd.	10,500	310,065
Stone Energy Corp. (a)	6,987	460,513

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
SulphCo Inc. (a)	10,900	$24,743
Superior Well Services Inc. (a)	4,700	149,037
Swift Energy Co. (a)	7,389	488,117
T-3 Energy Services Inc. (a)	3,300	262,251
Teekay Tankers Ltd. Class A	4,000	92,840
Toreador Resources Corp. (a)	5,390	45,977
Tri-Valley Corp. (a)	7,100	52,753
Trico Marine Services Inc. (a)	3,700	134,754
TXCO Resources Inc. (a)	10,000	117,600
Union Drilling Inc. (a)	4,200	91,056
Uranium Resources Inc. (a)	13,500	49,815
USEC Inc. (a)	26,891	163,497
VAALCO Energy Inc. (a)	16,500	139,755
Venoco Inc. (a)	4,679	108,600
VeraSun Energy Corp. (a)	24,106	99,558
W-H Energy Services Inc. (a)	7,657	733,081
Warren Resources Inc. (a)	15,946	234,087
Western Refining Inc.	6,900	81,696
Westmoreland Coal Co. (a)	1,900	40,109
Willbros Group Inc. (a)	9,600	420,576
World Fuel Services Corp.	6,728	147,612

		25,132,706

Financials (17.38%)
1st Source Corp.	2,827	45,515
Abington Bancorp Inc.	4,620	42,134
Acadia Realty Trust	8,753	202,632
Advance America Cash Advance Centers Inc.	13,701	69,601
Advanta Corp. Class B	11,239	70,693
Agree Realty Corp.	2,760	60,858
Alexander’s Inc. (a)	440	136,664
Ambac Financial Group Inc.	69,100	92,594
AmCOMP Inc. (a)	1,600	15,552
Amcore Financial Inc.	6,993	39,580
American Campus Communities Inc.	10,889	303,150
American Capital Agency Corp. (a)	3,100	51,584
American Equity Investment Life Holding Co.	14,369	117,107
American Physicians Capital Inc.	2,613	126,574
American Safety Insurance Holdings Ltd. (a)	3,700	53,206
Ameris Bancorp	2,230	19,401
Amerisafe Inc. (a)	5,800	92,452
Ames National Corp.	800	13,384
AmTrust Financial Services Inc.	5,400	68,040
Anchor Bancorp Wisconsin Inc.	4,887	34,258
Anthracite Capital Inc.	14,155	99,651
Anworth Mortgage Asset Corp.	19,357	126,014
Apollo Investment Corp.	36,122	517,628
Arbor Realty Trust Inc.	5,256	47,146
Ares Capital Corp.	26,524	267,362

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Argo Group International Holdings Ltd. (a)	7,310	$245,324
Arrow Financial Corp.	1,300	23,569
Ashford Hospitality Trust Inc.	31,876	147,267
Aspen Insurance Holdings Ltd.	21,900	518,373
Associated Estates Realty Corp.	5,000	53,550
Assured Guaranty Ltd.	14,200	255,458
Baldwin & Lyons Inc.	1,211	21,168
BancFirst Corp.	1,448	61,974
Banco Latinoamericano de Exportaciones SA	7,800	126,282
BancTrust Financial Group Inc.	2,400	15,816
Bank Mutual Corp.	14,532	145,901
Bank of the Ozarks Inc.	4,218	62,679
BankFinancial Corp.	6,600	85,866
Banner Corp.	5,123	45,390
Beneficial Mutual Bancorp Inc. (a)	8,700	96,309
Berkshire Hills Bancorp Inc.	2,196	51,935
BGC Partners Inc. Class A (a)	3,601	27,188
BioMed Realty Trust Inc.	19,251	472,227
BlackRock Kelso Capital Corp.	2,400	22,704
Boston Private Financial Holdings Inc.	11,651	66,061
Brookline Bancorp Inc.	16,881	161,214
Bryn Mawr Bank Corp.	900	15,750
Calamos Asset Management Inc. Class A	5,951	101,346
Camden National Corp.	1,200	27,936
Capital City Bank Group Inc.	2,498	54,356
Capital Southwest Corp.	832	86,719
Capital Trust Inc.	3,314	63,662
Capitol Bancorp Ltd.	4,022	36,077
CapLease Inc.	8,956	67,080
Capstead Mortgage Corp.	12,700	137,795
Cardinal Financial Corp.	4,100	25,666
Cardtronics Inc. (a)	3,400	30,158
Care Investment Trust Inc.	1,700	16,031
Cascade Bancorp	6,286	48,402
Cash America International Inc.	7,080	219,480
Castlepoint Holdings Ltd.	6,900	62,721
Cathay General Bancorp	13,899	151,082
Cedar Shopping Centers Inc.	11,375	133,315
Centerstate Banks of Florida Inc.	1,000	11,030
Central Pacific Financial Corp.	8,600	91,676
Chemical Financial Corp.	7,107	144,983
Chimera Investment Corp.	7,251	65,332
Citizens & Northern Corp.	1,400	23,184
Citizens Inc. (a)	7,800	47,814
Citizens Republic Bancorp Inc.	22,732	64,104
City Bank	3,504	30,134
City Holding Co.	4,671	190,437
Clifton Savings Bancorp Inc.	3,100	30,194
CNA Surety Corp. (a)	3,149	39,803

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
CoBiz Financial Inc.	3,304	$21,740
Cogdell Spencer Inc.	1,600	26,000
Cohen & Steers Inc.	4,434	115,151
Colonial BancGroup Inc.	48,700	215,254
Colonial Properties Trust	11,000	220,220
Columbia Banking Systems Inc.	5,391	104,208
Community Bank System Inc.	8,087	166,754
Community Trust Bancorp Inc.	2,989	78,491
Compass Diversified Holdings	7,500	85,725
CompuCredit Corp. (a)	4,981	29,886
Consolidated-Tomoka Land Co.	1,442	60,651
Corporate Office Properties Trust	10,575	363,040
Corus Bankshares Inc.	12,158	50,577
Cousins Properties Inc.	12,738	294,248
Crawford & Co. Class B (a)	4,876	38,959
Credit Acceptance Corp. (a)	1,898	48,513
CVB Financial Corp.	18,763	177,123
Danvers Bancorp Inc. (a)	3,300	36,300
Darwin Professional Underwriters Inc. (a)	1,400	43,120
DCT Industrial Trust Inc.	46,600	385,848
Delphi Financial Group Inc.	10,518	243,387
Diamond Hill Investment Group (a)	400	33,400
DiamondRock Hospitality Co.	22,555	245,624
Dime Community Bancshares	7,069	116,709
Dollar Financial Corp. (a)	6,700	101,237
Donegal Group Inc.	2,369	37,596
Downey Financial Corp.	8,000	22,160
DuPont Fabros Technology Inc.	4,040	75,306
East West Bancorp Inc.	18,300	129,198
EastGroup Properties Inc.	6,967	298,884
Education Realty Trust Inc.	8,425	98,151
eHealth Inc. (a)	7,000	123,620
EMC Insurance Group Inc.	946	22,780
Employers Holdings Inc.	13,800	285,660
Encore Capital Group Inc. (a)	3,100	27,373
Enstar Group Ltd. (a)	1,500	131,250
Enterprise Financial Services Corp.	2,076	39,133
Entertainment Properties Trust	7,400	365,856
Epoch Holding Corp.	1,500	13,665
Equity Lifestyle Properties Inc.	5,691	250,404
Equity One Inc.	9,646	198,225
ESSA Bancorp Inc.	3,000	37,560
Evercore Partners Inc.	3,500	33,250
Extra Space Storage Inc.	21,508	330,363
EZCORP Inc. (a)	10,600	135,150
Farmers Capital Bank Corp.	800	14,096
FBL Financial Group Inc.	2,898	57,612
FBR Capital Markets Corp. (a)	7,400	37,222
FCStone Group Inc. (a)	5,450	152,218
Federal Agricultural Mortgage Corp. Class C	2,971	73,621

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
FelCor Lodging Trust Inc.	14,493	$152,177
Financial Federal Corp.	6,355	139,556
Financial Institutions Inc.	1,600	25,696
First Acceptance Corp. (a)	3,120	9,984
First Bancorp (North Carolina)	2,482	31,372
First BanCorp (Puerto Rico)	18,719	118,678
First Bancorp Inc.	1,000	13,650
First Busey Corp.	6,179	81,686
First Cash Financial Services Inc. (a)	5,814	87,152
First Commonwealth Financial Corp.	20,821	194,260
First Community Bancshares Inc.	1,951	55,018
First Financial Bancorp	9,423	86,692
First Financial Bankshares Inc.	5,870	268,905
First Financial Corp. Indiana	2,599	79,555
First Financial Holdings Inc.	2,795	48,018
First Financial Northwest Inc.	4,300	42,699
First Industrial Realty Trust Inc.	11,476	315,246
First Marblehead Corp.	15,400	39,578
First Merchants Corp.	3,806	69,079
First Mercury Financial Corp. (a)	3,030	53,449
First Midwest Bancorp Inc.	13,641	254,405
First Niagara Financial Group Inc.	29,441	378,611
First Place Financial Corp. Ohio	3,515	33,041
First Potomac Realty Trust	7,389	112,608
First South Bancorp Inc.	1,363	17,555
FirstFed Financial Corp. (a)	4,582	36,839
FirstMerit Corp.	22,100	360,451
Flagstar Bancorp Inc.	10,794	32,490
Flagstone Reinsurance Holdings Ltd.	5,700	67,203
Flushing Financial Corp.	6,367	120,655
FNB Corp. (PA)	23,956	282,202
Forestar Real Estate Group Inc. (a)	8,500	161,925
FPIC Insurance Group Inc. (a)	2,596	117,651
Franklin Street Properties Corp.	13,484	170,438
Friedman Billings Ramsey Group Inc.	36,800	55,200
Frontier Financial Corp.	13,883	118,283
FX Real Estate and Entertainment Inc. (a)	2,000	3,800
GAMCO Investors Inc.	2,225	110,405
Getty Realty Corp.	3,794	54,672
GFI Group Inc.	16,156	145,566
Glacier Bancorp Inc.	15,062	240,841
Gladstone Capital Corp.	4,311	65,700
Gladstone Investment Corp.	3,600	23,148
Glimcher Realty Trust	8,370	93,577
Gramercy Capital Corp.	9,563	110,835
Green Bankshares Inc.	4,196	58,828
Greenhill & Co. Inc.	4,349	234,237
Greenlight Capital Re Ltd. Class A (a)	8,200	187,452
Grubb & Ellis Co.	6,800	26,180
Guaranty Bancorp (a)	15,700	56,520
Guaranty Financial Group Inc. (a)	10,900	58,533
Hancock Holding Co.	6,926	272,123

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Hanmi Financial Corp.	12,330	$64,239
Harleysville Group Inc.	3,632	122,871
Harleysville National Corp.	6,492	72,451
Harris & Harris Group Inc. (a)	7,700	46,200
Hatteras Financial Corp. (a)	2,400	55,176
Healthcare Realty Trust Inc.	12,000	285,240
Heartland Financial USA Inc.	2,743	49,895
Hercules Technology Growth Capital Inc.	10,000	89,300
Heritage Commerce Corp.	4,304	42,610
Hersha Hospitality Trust	12,925	97,584
Highwoods Properties Inc.	15,469	486,036
Hilb Rogal & Hobbs Co.	9,008	391,488
Hilltop Holdings Inc. (a)	12,788	131,844
Home Bancshares Inc.	2,700	60,696
Home Properties Inc.	7,883	378,857
Horace Mann Educators Corp.	10,902	152,846
IBERIABANK Corp.	3,735	166,095
Independence Holding Co.	600	5,862
Independent Bank Corp. (MA)	5,024	119,772
IndyMac Bancorp Inc.	32,000	19,840
Infinity Property & Casualty Corp.	4,758	197,552
Inland Real Estate Corp.	15,717	226,639
Integra Bank Corp.	4,055	31,751
Interactive Brokers Group Inc. Class A (a)	9,900	318,087
International Assets Holding Corp. (a)	700	21,042
International Bancshares Corp.	14,050	300,248
Investors Bancorp Inc. (a)	13,500	176,310
Investors Real Estate Trust	12,204	116,426
IPC Holdings Ltd.	13,300	353,115
Jer Investors Trust Inc.	7,400	46,620
Kansas City Life Insurance Co.	1,495	62,416
KBW Inc. (a)	6,633	136,507
Kearny Financial Corp.	3,806	41,866
Kite Realty Group Trust	5,494	68,675
Knight Capital Group Inc. Class A (a)	24,008	431,664
Kohlberg Capital Corp.	5,400	54,000
LaBranche & Co. Inc. (a)	14,399	101,945
Ladenburg Thalmann Financial Services Inc. (a)	21,100	31,861
Lakeland Bancorp Inc.	3,917	47,709
Lakeland Financial Corp.	2,132	40,679
LandAmerica Financial Group Inc.	4,103	91,046
LaSalle Hotel Properties	9,566	240,394
Lexington Realty Trust	14,322	195,209
Life Partners Holdings Inc.	1,900	37,962
LTC Properties Inc.	6,627	169,386
Maguire Properties Inc.	9,037	109,980
Maiden Holdings Ltd.	10,600	67,840
MainSource Financial Group Inc.	5,761	89,296
MarketAxess Holdings Inc. (a)	8,296	62,718

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
MASSBANK Corp.	400	$15,832
Max Capital Group Ltd.	15,361	327,650
MB Financial Inc.	9,837	221,037
MCG Capital Corp.	21,658	86,199
Meadowbrook Insurance Group Inc.	6,900	36,570
Medallion Financial Corp.	2,300	21,666
Medical Properties Trust Inc.	15,400	155,848
Meruelo Maddux Properties Inc. (a)	11,000	23,980
MFA Mortgage Investments Inc.	36,569	238,430
Mid-America Apartment Communities Inc.	7,104	362,588
Midwest Banc Holdings Inc.	3,645	17,751
Mission West Properties Inc.	3,600	39,456
Monmouth Real Estate Investment Corp. Class A	1,800	11,520
Montpelier Re Holdings Ltd.	22,800	336,300
Move Inc. (a)	29,508	68,754
MVC Capital Inc.	5,200	71,188
Nara Bancorp Inc.	5,984	64,208
NASB Financial Inc.	1,546	27,488
National Financial Partners Corp.	9,463	187,557
National Health Investors Inc.	5,201	148,281
National Interstate Corp.	2,000	36,760
National Penn Bancshares Inc.	21,848	290,141
National Retail Properties Inc.	17,566	367,129
National Western Life Insurance Co.	522	114,057
Navigators Group Inc. (a)	3,746	202,471
NBT Bancorp Inc.	9,075	187,036
Nelnet Inc.	3,700	41,551
NewAlliance Bancshares Inc.	27,106	338,283
Newcastle Investment Corp.	11,714	82,115
NewStar Financial Inc. (a)	4,232	25,011
Northfield Bancorp Inc. (a)	3,430	36,873
NorthStar Realty Finance Corp.	15,797	131,431
Northwest Bancorp Inc.	3,737	81,541
NYMAGIC Inc.	1,000	19,160
OceanFirst Financial Corp.	1,300	23,465
Ocwen Financial Corp. (a)	8,712	40,511
Odyssey Re Holdings Corp.	7,046	250,133
Old National Bancorp	18,287	260,773
Old Second Bancorp Inc.	4,704	54,660
Omega Healthcare Investors Inc.	18,929	315,168
One Liberty Properties Inc.	900	14,679
optionsXpress Holdings Inc.	11,470	256,240
Oriental Financial Group Inc.	7,068	100,790
Oritani Financial Corp. (a)	2,500	40,000
Pacific Capital Bancorp	13,163	181,386
Pacific Continental Corp.	1,400	15,386
PacWest Bancorp	7,175	106,764
Park National Corp.	2,654	143,051
Patriot Capital Funding Inc.	5,500	34,375
Peapack-Gladstone Financial Corp.	1,300	28,561

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PennantPark Investment Corp.	3,800	$27,398
Pennsylvania Commerce Bancorp Inc. (a)	600	14,430
Pennsylvania Real Estate Investment Trust	8,131	188,151
Penson Worldwide Inc. (a)	5,000	59,750
Peoples Bancorp Inc.	2,010	38,150
Phoenix Companies Inc.	28,603	217,669
Pinnacle Financial Partners Inc. (a)	5,114	102,740
Piper Jaffray Co. (a)	4,433	130,020
Platinum Underwriters Holdings Ltd.	11,808	385,059
PMA Capital Corp. (a)	9,563	88,075
PMI Group Inc.	17,300	33,735
Post Properties Inc.	10,590	315,052
PremierWest Bancorp	2,700	15,768
Presidential Life Corp.	4,357	67,185
Primus Guaranty Ltd. (a)	9,700	28,227
PrivateBancorp Inc.	5,408	164,295
ProAssurance Corp. (a)	7,793	374,921
ProCentury Corp.	2,400	38,016
Prospect Capital Corp.	7,800	102,804
Prosperity Bancshares Inc.	10,796	288,577
Provident Bankshares Corp.	10,189	65,006
Provident Financial Services Inc.	16,666	233,491
Provident New York Bancorp	9,070	100,314
PS Business Parks Inc.	3,991	205,936
Pzena Investment Management Inc. Class A	2,400	30,624
Quanta Capital Holdings Ltd.	21,900	57,816
Radian Group Inc.	15,500	22,475
RAIT Financial Trust	17,325	128,552
Ramco-Gershenson Properties Trust	4,218	86,638
Realty Income Corp.	26,900	612,244
Redwood Trust Inc.	7,915	180,383
Renasant Corp.	4,316	63,575
Republic Bancorp Inc. (Kentucky)	1,649	40,565
Resource Capital Corp.	4,300	31,003
Riskmetrics Group Inc. (a)	5,092	100,007
RLI Corp.	5,338	264,071
Rockville Financial Inc.	1,257	15,788
Roma Financial Corp.	2,400	31,440
S&T Bancorp Inc.	6,817	198,102
Safety Insurance Group Inc.	3,528	125,773
Sanders Morris Harris Group Inc.	4,975	33,731
Sandy Spring Bancorp Inc.	3,094	51,299
Santander BanCorp	1,715	18,196
Saul Centers Inc.	2,948	138,527
SCBT Financial Corp.	2,004	57,234
SCPIE Holdings Inc. (a)	1,600	44,784
Seabright Insurance Holdings (a)	6,500	94,120
Seacoast Banking Corp. of Florida	4,111	31,901
Selective Insurance Group Inc.	14,702	275,810

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Senior Housing Properties Trust	25,346	$495,007
Shore Bancshares Inc.	1,300	24,336
Sierra Bancorp	1,100	18,150
Signature Bank (a)	8,241	212,288
Simmons First National Corp.	2,890	80,833
Smithtown Bancorp Inc.	1,500	24,375
South Financial Group Inc.	21,400	83,888
Southside Bancshares Inc.	2,689	49,585
Southwest Bancorp Inc.	4,155	47,783
Sovran Self Storage Inc.	4,973	206,678
State Auto Financial Corp.	3,946	94,428
State Bancorp Inc.	2,500	31,250
StellarOne Corp.	4,600	67,160
Sterling Bancorp NY	6,008	71,796
Sterling Bancshares Inc. TX	20,693	188,099
Sterling Financial Corp. WA	15,936	65,975
Stewart Information Services Corp.	4,491	86,856
Stifel Financial Corp. (a)	5,632	193,684
Strategic Hotels & Resorts Inc.	17,293	162,035
Stratus Properties Inc. (a)	1,000	17,390
Suffolk Bancorp	2,093	61,492
Sun Bancorp Inc. (New Jersey) (a)	2,752	27,933
Sun Communities Inc.	5,268	96,036
Sunstone Hotel Investors Inc.	14,512	240,899
Susquehanna Bancshares Inc.	23,543	322,304
SVB Financial Group (a)	8,202	394,598
SWS Group Inc.	5,697	94,627
SY Bancorp Inc.	3,084	65,874
Tanger Factory Outlet Centers Inc.	7,425	266,780
Tejon Ranch Co. (a)	2,483	89,537
Texas Capital Bancshares Inc. (a)	7,080	113,280
Thomas Properties Group Inc.	7,300	71,832
Thomas Weisel Partners Group Inc. (a)	4,600	25,162
Tompkins Financial Corp.	1,833	68,188
Tower Group Inc.	5,791	122,711
TowneBank	4,200	63,252
TradeStation Group Inc. (a)	9,302	94,415
Trico Bancshares	2,492	27,287
Trustco Bank Corp. NY	22,210	164,798
Trustmark Corp.	13,759	242,846
U-Store-It Trust	11,581	138,393
U.S. Global Investors Inc. Class A	3,800	63,650
UCBH Holdings Inc.	23,879	53,728
UMB Financial Corp.	8,290	425,028
Umpqua Holdings Corp.	16,986	206,040
Union Bankshares Corp.	2,563	38,163
United America Indemnity Ltd. Class A (a)	6,100	81,557
United Bankshares Inc.	10,659	244,624
United Community Banks Inc.	11,355	96,858
United Community Financial Corp.	5,193	19,474
United Financial Bancorp Inc.	3,000	33,510
United Fire & Casualty Co.	5,192	139,821

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
United Security Bancshares	1,300	$18,902
Universal Health Realty Income Trust	3,155	94,650
Univest Corp. of Pennsylvania	2,736	54,337
Urstadt Biddle Properties Inc.	4,604	67,495
Validus Holdings Ltd.	15,500	329,375
ViewPoint Financial Group	2,700	39,744
W Holding Company Inc.	27,243	23,157
Washington Real Estate Investment Trust	13,502	405,735
Washington Trust Bancorp Inc.	2,456	48,383
Wauwatosa Holdings Inc. (a)	1,388	14,741
WesBanco Inc.	5,814	99,710
West Bancorporation	2,400	20,880
West Coast Bancorp (Oregon)	5,360	46,471
Westamerica Bancorporation	7,983	419,826
Western Alliance Bancorp (a)	3,400	26,384
Westfield Financial Inc.	5,860	53,033
Westwood Holdings Group Inc.	1,000	39,800
Wilshire Bancorp Inc.	4,118	35,291
Winthrop Realty Trust	9,300	33,480
Wintrust Financial Corp.	6,886	164,231
World Acceptance Corp. (a)	4,481	150,875
WSFS Financial Corp.	1,735	77,381
Yadkin Valley Financial Corp.	1,700	20,315
Zenith National Insurance Corp.	9,098	319,886

		47,731,695

Health Care (13.06%)
Abaxis Inc. (a)	5,121	123,570
Abiomed Inc. (a)	8,401	149,118
Acadia Pharmaceuticals Inc. (a)	7,934	29,276
Accelrys Inc. (a)	4,500	21,735
Accuray Inc. (a)	10,300	75,087
Acorda Therapeutics Inc. (a)	8,600	282,338
Adolor Corp. (a)	13,700	75,076
Affymax Inc. (a)	2,127	33,841
Affymetrix Inc. (a)	16,700	171,843
Air Methods Corp. (a)	3,100	77,500
Akorn Inc. (a)	12,200	40,382
Albany Molecular Research Inc. (a)	5,323	70,636
Alexion Pharmaceuticals Inc. (a)	9,765	707,962
Alexza Pharmaceuticals Inc. (a)	4,100	16,154
Align Technology Inc. (a)	14,939	156,710
Alkermes Inc. (a)	25,449	314,550
Alliance Imaging Inc. (a)	5,042	43,714
Allos Therapeutics Inc. (a)	12,100	83,611
Allscripts Healthcare Solutions Inc. (a)	13,832	171,655
Almost Family Inc. (a)	2,100	55,860
Alnylam Pharmaceuticals Inc. (a)	9,000	240,570
Alpharma Inc. (a)	10,681	240,643
AMAG Pharmaceuticals Inc. (a)	4,004	136,536
Amedisys Inc. (a)	6,499	327,680

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
American Medical Systems Holdings Inc. (a)	17,507	$261,730
AMERIGROUP Corp. (a)	13,000	270,400
Amicus Therapeutics Inc. (a)	2,258	24,115
AMN Healthcare Services Inc. (a)	8,295	140,351
Amsurg Corp. (a)	7,304	177,852
Analogic Corp.	3,606	227,430
Angiodynamics Inc. (a)	6,800	92,616
Applera Corp. - Celera Group (a)	19,197	218,078
Apria Healthcare Group Inc. (a)	10,476	203,130
Ardea Biosciences Inc. (a)	2,000	25,640
Arena Pharmaceuticals Inc. (a)	20,958	108,772
Ariad Pharmaceuticals Inc. (a)	21,344	51,226
ArQule Inc. (a)	12,900	41,925
Array Biopharma Inc. (a)	12,378	58,177
Arthrocare Corp. (a)	6,573	268,244
Assisted Living Concepts Inc. Class A (a)	13,200	72,600
athenahealth Inc. (a)	4,830	148,571
Atrion Corp.	200	19,164
Auxilium Pharmaceuticals Inc. (a)	10,800	363,096
AVANT Immunotherapeutics Inc. (a)	4,500	65,520
Bentley Pharmaceuticals Inc. (a)	5,615	90,682
Bio-Rad Laboratories Inc. (a)	4,596	371,770
Bio-Reference Labs Inc. (a)	3,546	79,111
Biodel Inc. (a)	2,212	28,756
BioForm Medical Inc. (a)	3,692	14,916
BioMimetic Therapeutics Inc. (a)	4,000	47,680
BMP Sunstone Corp. (a)	5,700	32,490
Bruker Corp. (a)	13,813	177,497
Cadence Pharmaceuticals Inc. (a)	3,820	23,264
Caliper Life Sciences Inc. (a)	8,100	20,979
Cantel Medical Corp. (a)	2,300	23,276
Capital Senior Living Corp. (a)	4,200	31,668
Caraco Pharmaceutical Laboratories Ltd. (a)	2,074	27,377
Cardiac Science Corp. (a)	3,500	28,700
CardioNet Inc. (a)	1,200	31,956
Cell Genesys Inc. (a)	24,314	63,216
Centene Corp. (a)	10,509	176,446
Cepheid Inc. (a)	14,830	417,020
Chemed Corp.	6,012	220,099
Chindex International Inc. (a)	3,400	49,878
Clinical Data Inc. (a)	2,000	28,540
Columbia Laboratories Inc. (a)	9,700	32,010
Computer Programs & Systems Inc.	3,184	55,179
Conceptus Inc. (a)	8,400	155,316
Conmed Corp. (a)	7,429	197,240
Corvel Corp. (a)	2,405	81,457
Cougar Biotechnology Inc. (a)	3,400	81,022
Cross Country Healthcare Inc. (a)	7,789	112,239
CryoLife Inc. (a)	6,200	70,928

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cubist Pharmaceuticals Inc. (a)	13,666	$244,075
CV Therapeutics Inc. (a)	16,502	135,811
Cyberonics Inc. (a)	6,576	142,699
Cynosure Inc. Class A (a)	2,900	57,478
Cypress Bioscience Inc. (a)	10,701	76,940
Cytokinetics Inc. (a)	6,500	24,115
Cytori Therapeutics Inc. (a)	6,400	41,472
Datascope Corp.	3,437	161,539
Dendreon Corp. (a)	25,755	114,610
DepoMed Inc. (a)	9,800	31,458
Dexcom Inc. (a)	5,600	33,824
Dionex Corp. (a)	4,898	325,080
Discovery Laboratories Inc. (a)	28,500	47,025
Durect Corp. (a)	16,748	61,465
Dyax Corp. (a)	11,600	35,960
Eclipsys Corp. (a)	14,321	262,934
Emergency Medical Services Corp. Class A (a)	2,900	65,627
Emergent Biosolutions Inc. (a)	2,400	23,832
Emeritus Corp. (a)	4,300	62,866
Enzo Biochem Inc. (a)	7,361	82,590
Enzon Pharmaceuticals Inc. (a)	13,315	94,803
eResearch Technology Inc. (a)	11,137	194,229
ev3 Inc. (a)	16,848	159,719
Exactech Inc. (a)	2,400	61,704
Exelixis Inc. (a)	28,715	143,575
Five Star Quality Care Inc. (a)	6,100	28,853
Genomic Health Inc. (a)	4,100	78,515
Genoptix Inc. (a)	2,400	75,720
Gentiva Health Services Inc. (a)	7,126	135,750
Geron Corp. (a)	22,473	77,532
Greatbatch Inc. (a)	5,056	87,469
GTx Inc. (a)	5,472	78,523
Haemonetics Corp. (a)	6,197	343,686
Halozyme Therapeutics Inc. (a)	14,600	78,548
Hanger Orthopedic Group Inc. (a)	6,600	108,834
Hansen Medical Inc. (a)	4,915	82,179
HealthExtras Inc. (a)	8,891	267,975
Healthsouth Corp. (a)	19,500	324,285
Healthspring Inc. (a)	11,900	200,872
Healthways Inc. (a)	8,570	253,672
HMS Holdings Corp. (a)	6,900	148,143
Human Genome Sciences Inc. (a)	32,790	170,836
I-Flow Corp. (a)	5,802	58,890
ICU Medical Inc. (a)	3,532	80,812
Idenix Pharmaceuticals Inc. (a)	6,069	44,122
Idera Pharmaceuticals Inc. (a)	4,500	65,745
Immucor Inc. (a)	17,335	448,630
ImmunoGen Inc. (a)	8,300	25,398
Immunomedics Inc. (a)	15,500	33,015
Incyte Corp. (a)	18,454	140,435
Indevus Pharmaceuticals Inc. (a)	26,000	40,820

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Inspire Pharmaceuticals Inc. (a)	12,800	$54,784
Insulet Corp. (a)	5,165	81,245
Integra LifeSciences Holdings Corp. (a)	4,927	219,153
InterMune Inc. (a)	8,789	115,312
Invacare Corp.	7,704	157,470
inVentiv Health Inc. (a)	7,856	218,318
IPC The Hospitalist Co. (a)	800	15,056
IRIS International Inc. (a)	4,000	62,600
Isis Pharmaceuticals Inc. (a)	22,202	302,613
Javelin Pharmaceuticals Inc. (a)	9,500	22,040
Kendle International Inc. (a)	3,600	130,788
Kensey Nash Corp. (a)	2,400	76,920
Kindred Healthcare Inc. (a)	7,285	209,517
KV Pharmaceutical Co. Class A (a)	9,180	177,449
Landauer Inc.	1,980	111,355
Lexicon Pharmaceuticals Inc. (a)	15,100	24,160
LHC Group Inc. (a)	4,300	99,975
Life Sciences Research Inc. (a)	2,600	73,424
Ligand Pharmaceuticals Inc. Class B (a)	20,200	52,520
Luminex Corp. (a)	10,038	206,281
Magellan Health Services Inc. (a)	10,853	401,887
MannKind Corp. (a)	14,255	42,765
MAP Pharmaceuticals Inc. (a)	1,228	12,685
Martek Biosciences Corp. (a)	8,437	284,411
Masimo Corp. (a)	12,223	419,860
Maxygen Inc. (a)	5,179	17,557
Medarex Inc. (a)	31,000	204,910
MedAssets Inc. (a)	3,431	58,499
Medcath Corp. (a)	4,656	83,715
Medical Action Industries Inc. (a)	4,550	47,184
Medicines Co. (a)	13,910	275,696
Medicis Pharmaceutical Corp.	13,935	289,569
Medivation Inc. (a)	7,200	85,176
Mentor Corp.	8,113	225,704
Meridian Bioscience Inc.	9,708	261,339
Merit Medical Systems Inc. (a)	6,797	99,916
Metabolix Inc. (a)	5,700	55,860
Micrus Endovascular Corp. (a)	4,700	65,894
MiddleBrook Pharmaceuticals Inc. (a)	11,400	38,532
Molecular Insight Pharmaceuticals Inc. (a)	3,200	17,632
Molina Healthcare Inc. (a)	3,129	76,160
Momenta Pharmaceuticals Inc. (a)	6,811	83,775
MWI Veterinary Supply Inc. (a)	3,000	99,330
Myriad Genetics Inc. (a)	11,670	531,218
Nabi Biopharmaceuticals (a)	15,411	60,719
National Healthcare Corp.	1,773	81,257
Natus Medical Inc. (a)	7,700	161,238
Nektar Therapeutics (a)	25,799	86,427
Neogen Corp. (a)	3,100	70,959
Neurocrine Biosciences Inc. (a)	11,838	49,601
Nighthawk Radiology Holdings Inc. (a)	7,600	53,808
Novavax Inc. (a)	9,200	22,908

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Noven Pharmaceuticals Inc. (a)	7,141	$76,337
NPS Pharmaceuticals Inc. (a)	9,400	41,830
NuVasive Inc. (a)	9,422	420,787
NxStage Medical Inc. (a)	4,100	15,744
Obagi Medical Products Inc. (a)	5,500	47,025
Odyssey HealthCare Inc. (a)	9,513	92,657
Omnicell Inc. (a)	9,200	121,256
Omrix Biopharmaceuticals Inc. (a)	4,100	64,534
Onyx Pharmaceuticals Inc. (a)	13,827	492,241
Optimer Pharmaceuticals Inc. (a)	4,700	38,117
OraSure Technologies Inc. (a)	14,575	54,510
Orexigen Therapeutics Inc. (a)	6,037	47,632
Orthofix International NV (a)	4,000	115,800
Orthovita Inc. (a)	11,200	22,960
OSI Pharmaceuticals Inc. (a)	14,200	586,744
Osiris Therapeutics Inc. (a)	3,000	38,550
Owens & Minor Inc.	10,065	459,870
Pain Therapeutics Inc. (a)	10,259	81,046
Palomar Medical Technologies Inc. (a)	5,579	55,678
Par Pharmaceutical Companies Inc. (a)	9,521	154,526
Parexel International Corp. (a)	15,134	398,176
Parkway Properties Inc.	3,645	122,946
PDL BioPharma Inc.	29,600	314,352
Pharmanet Development Group Inc. (a)	5,395	85,079
Pharmasset Inc. (a)	4,500	84,960
PharMerica Corp. (a)	8,266	186,729
Phase Forward Inc. (a)	11,407	204,984
Pozen Inc. (a)	6,699	72,885
Progenics Pharmaceuticals Inc. (a)	7,269	115,359
Protalix BioTherapeutics Inc. (a)	499	1,352
PSS World Medical Inc. (a)	16,833	274,378
Psychiatric Solutions Inc. (a)	14,574	551,480
Questcor Pharmaceuticals Inc. (a)	11,700	54,288
Quidel Corp. (a)	7,700	127,204
Radnet Inc. (a)	4,200	26,040
Regeneron Pharmaceuticals Inc. (a)	16,629	240,123
RehabCare Group Inc. (a)	5,394	86,466
Repligen Corp. (a)	5,900	27,848
Res-Care Inc. (a)	5,788	102,911
Rigel Pharmaceuticals Inc. (a)	8,982	203,532
RTI Biologics Inc. (a)	12,400	108,500
Salix Pharmaceuticals Ltd. (a)	13,375	94,026
Sangamo BioSciences Inc. (a)	10,400	103,480
Savient Pharmaceuticals Inc. (a)	13,463	340,614
Sciele Pharma Inc. (a)	9,479	183,419
Seattle Genetics Inc. (a)	15,500	131,130
Sequenom Inc. (a)	12,200	194,712
Sirona Dental Systems Inc. (a)	4,600	119,232
Skilled Healthcare Group Inc. Class A (a)	5,700	76,494
Somanetics Corp. (a)	3,800	80,560
SonoSite Inc. (a)	4,769	133,580
Spectranetics Corp. (a)	8,400	82,824

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Stereotaxis Inc. (a)	8,235	$44,140
STERIS Corp.	15,604	448,771
Sun Healthcare Group Inc. (a)	11,000	147,290
Sunrise Senior Living Inc. (a)	10,864	244,223
SurModics Inc. (a)	4,000	179,360
Symmetry Medical Inc. (a)	9,008	146,110
Synovis Life Technologies Inc. (a)	3,800	71,554
Synta Pharmaceuticals Corp. (a)	2,700	16,470
Targacept Inc. (a)	3,100	22,537
Tercica Inc. (a)	5,700	50,331
Theravance Inc. (a)	14,000	166,180
Third Wave Technologies (a)	12,200	136,152
Thoratec Corp. (a)	13,130	228,331
TomoTherapy Inc. (a)	11,600	103,588
TranS1 Inc. (a)	2,400	36,168
Triple-S Management Corp. Class B (a)	4,600	75,210
TriZetto Group Inc. (a)	11,572	247,409
United Therapeutics Corp. (a)	5,503	537,918
Universal American Corp. (a)	11,356	116,058
US Physical Therapy Inc. (a)	3,900	63,999
Valeant Pharmaceuticals International (a)	18,700	319,957
Varian Inc. (a)	7,735	394,949
ViroPharma Inc. (a)	17,000	188,020
Virtual Radiologic Corp. (a)	2,500	33,125
Vital Images Inc. (a)	5,390	67,052
Vital Signs Inc.	2,324	131,957
VIVUS Inc. (a)	17,000	113,560
Vnus Medical Technologies (a)	3,900	78,039
Volcano Corp. (a)	11,200	136,640
West Pharmaceutical Services Inc.	7,849	339,705
Wright Medical Group Inc. (a)	8,945	254,127
Xenoport Inc. (a)	6,700	261,501
XOMA Ltd. (a)	38,600	65,234
Zoll Medical Corp. (a)	5,066	170,572
ZymoGenetics Inc. (a)	10,995	92,578

		35,883,578

Industrials (16.57%)
3D Systems Corp. (a)	5,472	51,984
Aaon Inc.	4,132	79,582
AAR Corp. (a)	9,203	124,517
ABM Industries Inc.	11,935	265,554
ACCO Brands Corp. (a)	12,500	140,375
Accuride Corp. (a)	7,167	30,460
Aceto Corp.	4,400	33,616
Actuant Corp. Class A	13,800	432,630
Acuity Brands Inc.	10,362	498,205
Administaff Inc.	5,399	150,578
Advanced Battery Technologies Inc. (a)	12,400	71,548
Advisory Board Co. (a)	4,778	187,919
Aerovironment Inc. (a)	3,204	87,085

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Aircastle Ltd.	10,700	$89,987
Airtran Holdings Inc. (a)	25,767	52,565
Akeena Solar Inc. (a)	6,600	37,092
Alamo Group Inc.	1,000	20,590
Alaska Air Group Inc. (a)	9,217	141,389
Albany International Corp. Class A	6,951	201,579
Allegiant Travel Co. (a)	4,010	74,546
Altra Holdings Inc. (a)	7,600	127,756
Amerco Inc. (a)	2,688	128,164
American Commercial Lines Inc. (a)	10,600	115,858
American Ecology Corp.	4,646	137,196
American Railcar Industries Inc.	2,300	38,594
American Reprographics Co. (a)	8,521	141,875
American Science & Engineering Inc.	2,581	132,999
American Superconductor Corp. (a)	11,009	394,673
American Woodmark Corp.	3,270	69,095
Ameron International Corp.	2,152	258,197
Ampco-Pittsburgh Corp.	2,400	106,752
AMREP Corp.	500	23,795
Angelica Corp.	2,400	51,048
AO Smith Corp.	4,929	161,819
Apogee Enterprises Inc.	8,036	129,862
Applied Industrial Technologies Inc.	11,149	269,471
Applied Signal Technology Inc.	2,300	31,418
ARGON ST Inc. (a)	3,963	98,282
Arkansas Best Corp.	5,390	197,490
Ascent Solar Technologies Inc. (a)	2,500	25,875
Asset Acceptance Capital Corp.	4,199	51,312
Astec Industries Inc. (a)	4,214	135,438
Atlas Air Worldwide Holdings Inc. (a)	3,743	185,129
Axsys Technologies Inc. (a)	2,500	130,100
AZZ Inc. (a)	3,400	135,660
Badger Meter Inc.	3,430	173,318
Baldor Electric Co.	11,897	416,157
Barnes Group Inc.	11,544	266,551
Beacon Power Corp. (a)	26,400	54,912
Beacon Roofing Supply Inc. (a)	12,485	132,466
Belden Inc.	10,731	363,566
Blount International Inc. (a)	9,194	106,742
Bowne & Co. Inc.	7,665	97,729
Brady Corp.	13,279	458,524
Briggs & Stratton Corp.	11,780	149,370
Builders Firstsource Inc. (a)	4,100	21,771
CAI International Inc. (a)	1,300	22,620
Capstone Turbine Corp. (a)	39,100	163,829
Cascade Corp.	2,662	112,656
Casella Waste Systems Inc. (a)	6,645	81,003
CBIZ Inc. (a)	13,736	109,201
CDI Corp.	3,305	84,079
Celadon Group Inc. (a)	6,900	68,931
Cenveo Inc. (a)	12,571	122,819
Ceradyne Inc. (a)	6,420	220,206
Chart Industries Inc. (a)	7,500	364,800

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
China Architectural Engineering Inc. (a)	5,600	$54,712
China BAK Battery Inc. (a)	9,500	44,745
China Direct Inc. (a)	2,800	20,552
China Fire & Security Group Inc. (a)	2,800	22,540
China Security & Surveillance Technology Inc. (a)	6,000	80,880
CIRCOR International Inc.	3,921	192,090
Clarcor Inc.	13,467	472,692
Clean Harbors Inc. (a)	5,252	373,207
Coinstar Inc. (a)	7,568	247,549
Coleman Cable Inc. (a)	2,200	22,704
Colfax Corp. (a)	6,144	154,153
Columbus McKinnon Corp. (a)	5,000	120,400
Comfort Systems USA Inc.	11,273	151,509
Commercial Vehicle Group Inc. (a)	5,559	51,977
COMSYS IT Partners Inc. (a)	4,645	42,362
Consolidated Graphics Inc. (a)	2,701	133,078
Cornell Companies Inc. (a)	3,400	81,974
CoStar Group Inc. (a)	5,288	235,052
Courier Corp.	2,001	40,180
CRA International Inc. (a)	3,115	112,607
Cubic Corp.	3,365	74,972
Curtiss-Wright Corp.	11,828	529,185
Deluxe Corp.	12,300	219,186
Dollar Thrifty Automotive Group Inc. (a)	6,612	62,483
Ducommun Inc. (a)	2,100	48,216
Duff & Phelps Corp. Class A (a)	2,300	38,088
DXP Enterprises Inc. (a)	1,200	49,968
Dycom Industries Inc. (a)	9,933	144,227
Dynamex Inc. (a)	3,104	83,218
Dynamic Materials Corp.	3,154	103,924
DynCorp International Inc. Class A (a)	6,600	99,990
Eagle Bulk Shipping Inc.	11,400	337,098
Electro Rent Corp.	4,506	56,505
EMCOR Group Inc. (a)	16,812	479,646
Encore Wire Corp.	5,295	112,201
Ener1 Inc. (a)	10,600	78,652
Energy Conversion Devices Inc. (a)	10,214	752,159
EnergySolutions Inc.	8,800	196,680
EnerNOC Inc. (a)	2,830	50,798
EnerSys (a)	6,523	223,282
Ennis Inc.	6,632	103,791
EnPro Industries Inc. (a)	5,448	203,428
ESCO Technologies Inc. (a)	6,310	296,065
Esterline Technologies Corp. (a)	7,048	347,184
Evergreen Solar Inc. (a)	26,170	253,587
Exponent Inc. (a)	4,326	135,880
Federal Signal Corp.	11,234	134,808
First Advantage Corp. Class A (a)	2,001	31,716
Flow International Corp. (a)	8,500	66,300
Force Protection Inc. (a)	19,200	63,552
Forward Air Corp.	7,808	270,157
Franklin Electric Co. Inc.	5,398	209,334

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Freightcar America Inc.	3,360	$119,280
Fuel Tech Inc. (a)	5,100	89,862
FuelCell Energy Inc. (a)	19,010	134,971
Furmanite Corp. (a)	7,900	63,042
Fushi Copperweld Inc. (a)	4,100	97,293
G&K Services Inc. Class A	4,780	145,599
Gehl Co. (a)	2,679	39,622
Genco Shipping & Trading Ltd.	5,396	351,819
GenCorp Inc. (a)	14,026	100,426
Genesee & Wyoming Inc. (a)	7,988	271,752
Geo Group Inc. (a)	12,480	280,800
GeoEye Inc. (a)	5,100	90,321
Global Cash Access Holdings Inc. (a)	9,700	66,542
GrafTech International Ltd. (a)	25,927	695,621
Graham Corp.	1,400	103,754
Granite Construction Inc.	8,405	265,010
Great Lakes Dredge & Dock Co.	8,400	51,324
Greenbrier Companies Inc.	3,607	73,222
Griffon Corp. (a)	8,197	71,806
H&E Equipment Services Inc. (a)	3,800	45,676
Hawaiian Holdings Inc. (a)	11,300	78,535
Healthcare Services Group Inc.	10,491	159,568
Heartland Express Inc.	15,226	227,020
Heico Corp.	5,778	188,016
Heidrick & Struggles International Inc.	4,812	133,004
Herley Industries Inc. (a)	2,600	34,528
Herman Miller Inc.	13,700	340,993
Hexcel Corp. (a)	25,174	485,858
Hill International Inc. (a)	5,200	85,488
HNI Corp.	10,500	185,430
Horizon Lines Inc.	8,600	85,570
Houston Wire & Cable Co.	5,100	101,490
Hub Group Inc. (a)	9,774	333,587
Hudson Highland Group Inc. (a)	7,246	75,866
Hurco Companies Inc. (a)	1,900	58,691
Huron Consulting Group Inc. (a)	4,636	210,196
ICF International Inc. (a)	2,400	39,888
ICT Group Inc. (a)	2,100	17,220
II-VI Inc. (a)	5,898	205,958
IKON Office Solutions Inc.	19,689	222,092
Innerworkings Inc. (a)	9,152	109,458
Insituform Technologies Inc. (a)	7,856	119,647
Insteel Industries Inc.	5,100	93,381
Integrated Electrical Services Inc. (a)	2,700	46,440
Interface Inc.	13,905	174,230
Interline Brands Inc. (a)	7,339	116,910
International Shipholding Corp. (a)	2,100	49,224
Jackson Hewitt Tax Service Inc.	7,692	93,996
Jetblue Airways Corp. (a)	41,500	154,795
K-Tron International Inc. (a)	500	64,800
Kadant Inc. (a)	3,558	80,411
Kaman Corp.	7,046	160,367
Kaydon Corp.	6,732	346,092

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Kelly Services Inc. Class A	7,416	$143,351
Kenexa Corp. (a)	6,300	118,692
Key Technology Inc. (a)	1,000	31,810
Kforce Inc. (a)	7,126	60,500
Kimball International Inc. Class B	6,483	53,679
Knight Transportation Inc.	13,796	252,467
Knoll Inc.	11,444	139,045
Korn/Ferry International (a)	11,133	175,122
L.B. Foster Co. (a)	3,100	102,920
LaBarge Inc. (a)	2,200	28,600
Ladish Co. Inc. (a)	4,400	90,596
Lawson Products Inc.	711	17,619
Layne Christensen Co. (a)	5,186	227,095
Learning Tree International Inc. (a)	1,600	27,360
LECG Corp. (a)	6,628	57,929
Lindsay Corp.	2,998	254,740
LMI Aerospace Inc. (a)	1,700	29,869
LSI Industries Inc.	6,090	49,451
Lydall Inc. (a)	5,200	65,260
M & F Worldwide Corp. (a)	2,964	116,515
Marten Transport Ltd. (a)	4,159	66,419
MasTec Inc. (a)	10,081	107,463
McGrath Rentcorp	6,040	148,524
Medis Technologies Ltd. (a)	9,194	30,984
Mercury Computer Systems Inc. (a)	6,670	50,225
Met-Pro Corp.	2,700	36,045
Metalico Inc. (a)	5,500	96,360
Michael Baker Corp. (a)	2,300	50,324
Microvision Inc. (a)	17,000	46,750
Middleby Corp. (a)	4,634	203,479
Mine Safety Appliances Co.	7,518	300,645
Mobile Mini Inc. (a)	9,394	187,880
Moog Inc. Class A (a)	10,343	385,173
MPS Group Inc. (a)	24,525	260,701
Mueller Industries Inc.	9,511	306,254
Mueller Water Products Inc.	30,800	248,556
Multi-Color Corp.	1,750	36,732
NACCO Industries Inc.	1,336	99,332
Navigant Consulting Inc. (a)	11,648	227,835
NCI Building Systems Inc. (a)	4,732	173,806
Nordson Corp.	8,872	646,680
Odyssey Marine Exploration Inc. (a)	10,900	43,164
Old Dominion Freight Line Inc. (a)	7,575	227,402
On Assignment Inc. (a)	10,300	82,606
Orbital Sciences Corp. (a)	14,166	333,751
Orion Energy Systems Inc. (a)	3,400	34,000
Orion Marine Group Inc. (a)	6,300	89,019
Otter Tail Corp.	8,266	320,969
Pacer International Inc.	9,605	206,604
Park-Ohio Holdings Corp. (a)	1,500	22,140
Patriot Transportation Holding Inc. (a)	200	16,000
Peerless Mfg Co. (a)	1,300	60,931
PeopleSupport Inc. (a)	6,600	56,100

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Perini Corp. (a)	6,618	$218,725
PHH Corp. (a)	12,902	198,046
PICO Holdings Inc. (a)	4,447	193,222
Pike Electric Corp. (a)	3,800	63,118
Plug Power Inc. (a)	15,900	37,365
Polypore International Inc. (a)	3,600	91,188
Portfolio Recovery Associates Inc. (a)	3,983	149,362
Powell Industries Inc. (a)	2,135	107,625
Power-One Inc. (a)	16,208	30,633
Preformed Line Products Co.	400	16,124
PRG-Schultz International Inc. (a)	2,700	25,407
Quanex Building Products Corp.	8,841	131,377
Raven Industries Inc.	4,492	147,248
RBC Bearings Inc. (a)	5,200	173,264
Regal-Beloit Corp.	7,722	326,254
Republic Airways Holdings Inc. (a)	10,032	86,877
Resources Connection Inc.	12,283	249,959
Robbins & Myers Inc.	6,758	337,021
Rollins Inc.	9,392	139,189
RSC Holdings Inc. (a)	10,900	100,934
Rush Enterprises Inc. Class A (a)	9,568	114,912
Saia Inc. (a)	4,635	50,614
Schawk Inc.	3,882	46,545
School Specialty Inc. (a)	5,564	165,418
Seaboard Corp.	74	114,774
Simpson Manufacturing Co. Inc.	8,857	210,265
SkyWest Inc.	16,021	202,666
Spherion Corp. (a)	15,993	73,888
Standard Parking Corp. (a)	1,800	32,760
Standard Register Co.	3,596	33,910
Standex International Corp.	2,827	58,632
Stanley Inc. (a)	1,930	64,694
Sterling Construction Company Inc. (a)	2,500	49,650
Sun Hydraulics Corp.	3,200	103,264
Superior Essex Inc. (a)	5,349	238,726
Sykes Enterprises Inc. (a)	7,769	146,523
TAL International Group Inc.	3,400	77,316
Taleo Corp. (a)	6,400	125,376
Taser International Inc. (a)	17,592	87,784
TBS International Ltd. Class A (a)	2,400	95,880
Team Inc. (a)	5,100	175,032
Tecumseh Products Co. Class A (a)	4,537	148,723
Teledyne Technologies Inc. (a)	9,159	446,868
TeleTech Holdings Inc. (a)	10,705	213,672
Tennant Co.	4,576	137,600
Tetra Tech Inc. (a)	14,351	324,620
Textainer Group Holdings Ltd.	1,800	35,154
The Gormann-Rupp Co.	3,387	134,938
The Providence Service Corp. (a)	3,699	78,086
Thermadyne Holdings Corp. (a)	2,700	39,933
Titan International Inc.	6,678	237,870
Titan Machinery Inc. (a)	2,100	65,772
TransDigm Group Inc. (a)	9,054	304,124

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Tredegar Corp.	7,199	$105,825
Trex Co. Inc. (a)	4,734	55,530
TriMas Corp. (a)	2,600	15,574
Triumph Group Inc.	3,882	182,842
TrueBlue Inc. (a)	11,110	146,763
TurboChef Technologies Inc. (a)	5,330	25,477
Twin Disc Inc.	2,700	56,511
UAL Corp.	30,400	158,688
Ultralife Corp. (a)	4,000	42,760
Ultrapetrol Bahamas Ltd. (a)	5,800	73,138
United Stationers Inc. (a)	6,554	242,170
Universal Forest Products Inc.	4,610	138,116
Universal Truckload Services Inc. (a)	1,100	24,222
US Airways Group Inc. (a)	20,500	51,250
Valence Technology Inc. (a)	10,500	46,515
Viad Corp.	5,162	133,128
Vicor Corp.	3,808	38,004
Volt Information Sciences Inc. (a)	4,003	47,676
VSE Corp.	700	19,250
Wabash National Corp.	8,951	67,670
Wabtec Corp.	12,041	585,433
Waste Connections Inc. (a)	16,240	518,543
Waste Services Inc. (a)	6,057	42,641
Watsco Inc.	5,499	229,858
Watson Wyatt Worldwide Inc.	11,233	594,113
Watts Water Technologies Inc.	7,524	187,348
Werner Enterprises Inc.	11,126	206,721
Woodward Governor Co.	15,410	549,521
Xerium Technologies Inc.	6,792	26,896
YRC Worldwide Inc. (a)	13,800	205,206

		45,510,432

Information Technology (16.72%)
3Com Corp (a)	98,171	208,123
3PAR Inc. (a)	5,772	45,252
ACI Worldwide Inc. (a)	9,316	163,868
Acme Packet Inc. (a)	5,600	43,456
Actel Corp. (a)	7,337	123,628
Actuate Corp. (a)	17,800	69,598
Acxiom Corp.	14,600	167,754
Adaptec Inc. (a)	27,524	88,077
Adtran Inc.	15,052	358,840
Advanced Analogic Technologies Inc. (a)	13,700	56,581
Advanced Energy Industries Inc. (a)	9,133	125,122
Advent Software Inc. (a)	4,805	173,364
Agilysys Inc.	6,960	78,926
Airvana Inc. (a)	4,411	23,643
American Software Inc. Class A	3,600	20,304
Amkor Technology Inc. (a)	26,864	279,654
ANADIGICS Inc. (a)	15,100	148,735
Anaren Inc. (a)	4,446	46,994

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Anixter International Inc. (a)	7,396	$439,988
Ansoft Corp. (a)	4,084	148,658
Applied Micro Circuits Corp. (a)	16,862	144,339
ArcSight Inc. (a)	528	4,646
Ariba Inc. (a)	22,494	330,887
Arris Group Inc. (a)	31,079	262,618
Art Technology Group Inc. (a)	34,300	109,760
Aruba Networks Inc. (a)	13,900	72,697
AsiaInfo Holdings Inc. (a)	8,500	100,470
Asyst Technologies Inc. (a)	15,075	53,818
Atheros Communications (a)	14,723	441,690
ATMI Inc. (a)	8,888	248,153
AuthenTec Inc. (a)	7,418	77,296
Avanex Corp. (a)	58,000	65,540
Avid Technology Inc. (a)	8,700	147,813
Avocent Corp. (a)	10,932	203,335
Axcelis Technologies Inc. (a)	25,786	125,836
Bankrate Inc. (a)	3,083	120,453
BearingPoint Inc. (a)	46,422	37,602
Bel Fuse Inc.	2,770	68,447
Benchmark Electronics Inc. (a)	16,577	270,868
Bidz.com Inc. (a)	2,200	19,162
BigBand Networks Inc. (a)	10,244	48,454
Black Box Corp.	4,455	121,131
Blackbaud Inc.	12,111	259,175
Blackboard Inc. (a)	8,191	313,142
Blue Coat Systems Inc. (a)	7,978	112,570
Bookham Inc. (a)	20,800	35,152
Bottomline Technologies Inc. (a)	6,731	65,493
Brightpoint Inc. (a)	12,161	88,775
Brooks Automation Inc. (a)	17,749	146,784
Cabot Microelectronics Corp. (a)	5,861	194,292
CACI International Inc. (a)	7,300	334,121
Callidus Software Inc. (a)	5,600	28,000
Cass Information Systems Inc.	1,255	40,198
Cavium Networks Inc. (a)	7,261	152,481
CEVA Inc. (a)	3,900	31,083
Checkpoint Systems Inc. (a)	9,409	196,460
China Information Security Technology Inc. (a)	4,300	24,338
Chordiant Software Inc. (a)	9,160	45,800
Ciber Inc. (a)	12,043	74,787
Cirrus Logic Inc. (a)	18,597	103,399
CMGI Inc. (a)	11,795	125,027
CNET Networks Inc. (a)	36,483	419,190
Cogent Inc. (a)	11,571	131,562
Cognex Corp.	11,361	261,871
Cogo Group Inc. (a)	7,700	70,147
Coherent Inc. (a)	5,500	164,395
Cohu Inc.	6,008	88,197
Commvault Systems Inc. (a)	10,288	171,192
Compellent Technologies Inc. (a)	2,831	32,104
comScore Inc. (a)	5,028	109,711

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Comtech Telecommunications Corp. (a)	5,897	$288,953
Comverge Inc. (a)	6,128	85,669
Concur Technologies Inc. (a)	10,597	352,138
Constant Contact Inc. (a)	4,600	86,710
CPI International Inc. (a)	1,600	19,680
Cray Inc. (a)	10,400	48,256
CSG Systems International Inc. (a)	10,265	113,120
CTS Corp.	10,141	101,917
CyberSource Corp. (a)	17,663	295,502
Cymer Inc. (a)	7,776	209,019
Daktronics Inc.	7,852	158,375
Data Domain Inc. (a)	9,000	209,970
DealerTrack Holdings Inc. (a)	10,141	143,090
Deltek Inc. (a)	2,200	16,676
DemandTec Inc. (a)	3,800	28,538
Dice Holdings Inc. (a)	4,018	33,189
Digi International Inc. (a)	6,648	52,187
Digimarc Corp. (a)	4,200	59,472
Digital River Inc. (a)	9,134	352,390
Diodes Inc. (a)	7,489	206,996
DivX Inc. (a)	8,000	58,720
Double-Take Software Inc. (a)	5,000	68,700
DSP Group Inc. (a)	7,724	54,068
DTS Inc. (a)	4,984	156,099
Eagle Test Systems Inc. (a)	2,400	26,880
Earthlink Inc. (a)	29,232	252,857
Ebix Inc. (a)	400	31,088
Echelon Corp. (a)	8,344	90,950
Electro Scientific Industries Inc. (a)	6,738	95,477
Electronics for Imaging Inc. (a)	13,608	198,677
EMCORE Corp. (a)	17,700	110,802
EMS Technologies Inc. (a)	4,200	91,728
Emulex Corp. (a)	20,388	237,520
Entegris Inc. (a)	27,693	181,389
Entropic Communications Inc. (a)	2,000	9,500
Entrust Inc. (a)	12,300	36,162
Epicor Software Corp. (a)	15,514	107,202
EPIQ Systems Inc. (a)	7,990	113,458
Euronet Worldwide Inc. (a)	11,281	190,649
Exar Corp. (a)	11,167	84,199
Excel Technology Inc. (a)	3,446	76,915
Exlservice Holdings Inc. (a)	4,465	62,644
Extreme Networks Inc. (a)	33,464	95,038
Fair Isaac Corp.	11,800	245,086
FalconStor Software Inc. (a)	11,116	78,701
FARO Technologies Inc. (a)	4,600	115,782
FEI Co. (a)	9,886	225,203
Finisar Corp. (a)	72,375	86,126
Formfactor Inc. (a)	11,769	216,903
Forrester Research Inc. (a)	3,452	106,598
Foundry Networks Inc. (a)	36,054	426,158
Gartner Inc. (a)	15,851	328,433
Gerber Scientific Inc. (a)	7,200	81,936

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Gevity HR Inc.	7,578	$40,770
Globecomm Systems Inc. (a)	3,700	30,562
Greenfield Online Inc. (a)	7,500	111,900
Hackett Group Inc. (a)	8,800	50,512
Harmonic Inc. (a)	25,154	239,215
Harris Stratex Networks Inc. Class A (a)	5,750	54,567
Heartland Payment Systems Inc.	5,600	132,160
Hittite Microwave Corp. (a)	4,500	160,290
Hughes Communications Inc. (a)	1,600	78,544
Hutchinson Technology Inc. (a)	6,928	93,112
Hypercom Corp. (a)	13,541	59,580
i2 Technologies Inc. (a)	4,700	58,421
iBasis Inc.	7,000	22,960
iGate Corp. (a)	6,126	49,804
Imation Corp.	8,159	187,004
Immersion Corp. (a)	8,900	60,609
Infinera Corp. (a)	22,497	198,424
infoGROUP Inc.	6,625	29,084
Informatica Corp. (a)	23,408	352,056
Infospace Inc.	9,835	81,926
Integral Systems Inc.	2,503	96,866
Interactive Intelligence Inc. (a)	4,300	50,052
InterDigital Inc. (a)	12,030	292,570
Intermec Inc. (a)	15,047	317,191
Internap Network Services Corp. (a)	14,490	67,813
Internet Brands Inc. (a)	4,400	29,172
Internet Capital Group Inc. (a)	10,321	79,781
InterVoice Inc. (a)	11,577	65,989
Interwoven Inc. (a)	10,861	130,441
Intevac Inc. (a)	6,332	71,425
IPG Photonics Corp. (a)	4,126	77,610
Isilon Systems Inc. (a)	3,641	16,166
Ixia (a)	9,203	63,961
IXYS Corp. (a)	7,014	83,747
j2 Global Communications Inc. (a)	11,616	267,168
Jack Henry & Associates Inc.	19,796	428,385
JDA Software Group Inc. (a)	6,932	125,469
Kemet Corp. (a)	20,096	65,111
Keynote Systems Inc. (a)	2,900	37,352
Kopin Corp. (a)	14,200	40,754
Kulicke & Soffa Industries Inc. (a)	15,228	111,012
L-1 Identity Solutions Inc. (a)	15,847	211,082
Lattice Semiconductor Corp. (a)	32,793	102,642
Lawson Software Inc. (a)	31,084	225,981
Limelight Networks Inc. (a)	9,179	35,064
Liquidity Services Inc. (a)	4,400	50,732
Littelfuse Inc. (a)	5,837	184,157
LoopNet Inc. (a)	6,600	74,580
Loral Space & Communications Inc. (a)	2,600	45,812
LTX Corp. (a)	15,869	34,912
Macrovision Solutions Corp. (a)	20,360	304,586
Magma Design Automation Inc. (a)	12,069	73,259
Manhattan Associates Inc. (a)	7,005	166,229

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ManTech International Corp. (a)	5,637	$271,252
Marchex Inc. Class B	6,772	83,431
Mattson Technology Inc. (a)	14,652	69,744
MAXIMUS Inc.	4,399	153,173
Maxwell Technologies Inc. (a)	5,600	59,472
Measurement Specialties Inc. (a)	3,000	52,770
Mentor Graphics Corp. (a)	23,926	378,031
Mercadolibre Inc. (a)	6,300	217,287
Methode Electronics Inc.	9,667	101,020
Micrel Inc.	14,295	130,799
MICROS Systems Inc. (a)	21,316	649,925
Microsemi Corp. (a)	19,416	488,895
MicroStrategy Inc. (a)	2,225	144,069
Microtune Inc. (a)	12,977	44,900
Midway Games Inc. (a)	7,523	16,551
MIPS Technologies Inc. (a)	10,820	40,575
MKS Instruments Inc. (a)	11,978	262,318
Monolithic Power Systems Inc. (a)	7,125	154,042
Monotype Imaging Holdings Inc. (a)	2,900	35,322
MRV Communications Inc. (a)	32,888	39,137
MSC.Software Corp. (a)	10,200	111,996
MTS Systems Corp.	4,957	177,857
Multi-Fineline Electronix Inc. (a)	2,534	70,116
NCI Inc. (a)	1,000	22,880
Ness Technologies Inc. (a)	11,305	114,407
Net 1 UEPS Technologies Inc. (a)	11,100	269,730
Netezza Corp. (a)	9,195	105,559
Netgear Inc. (a)	8,248	114,317
Netlogic Microsystems Inc. (a)	4,044	134,261
NetScout Systems Inc. (a)	6,500	69,420
NetSuite Inc. (a)	1,700	34,799
Neutral Tandem Inc. (a)	3,700	64,750
Newport Corp. (a)	9,418	107,271
Nextwave Wireless Inc. (a)	10,200	41,208
NIC Inc.	8,706	59,462
Novatel Wireless Inc. (a)	8,680	96,608
NVE Corp. (a)	1,500	47,490
Omniture Inc. (a)	15,413	286,219
Omnivision Technologies Inc. (a)	12,480	150,883
Online Resources Corp. (a)	7,318	61,105
OpenTV Corp. Class A (a)	18,400	24,104
Oplink Communications Inc. (a)	4,611	44,266
OPNET Technologies Inc. (a)	1,900	17,100
OpNext Inc. (a)	6,272	33,743
Optium Corp. (a)	4,515	32,869
Orbcomm Inc. (a)	6,700	38,190
OSI Systems Inc. (a)	4,065	87,072
Palm Inc.	25,976	140,011
Parametric Technology Corp. (a)	30,394	506,668
Park Electrochemical Corp.	5,188	126,120
ParkerVision Inc. (a)	5,100	50,643
PC Connection Inc. (a)	2,900	26,999
PC-Tel Inc.	6,500	62,335

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Pegasystems Inc.	2,700	$36,342
Perficient Inc. (a)	9,000	86,940
Pericom Semiconductor Corp. (a)	6,609	98,078
Perot Systems Corp. (a)	21,715	325,942
Phoenix Technologies Ltd. (a)	8,100	89,100
Photon Dynamics Inc. (a)	5,600	84,448
Photronics Inc. (a)	10,872	76,539
Plantronics Inc.	11,938	266,456
Plexus Corp. (a)	11,233	310,929
PLX Technology Inc. (a)	6,211	47,390
PMC-Sierra Inc. (a)	54,500	416,925
Polycom Inc. (a)	22,023	536,480
Power Integrations Inc. (a)	7,200	227,592
Powerwave Technologies Inc. (a)	31,336	133,178
Presstek Inc. (a)	5,100	25,296
Progress Software Corp. (a)	9,835	251,481
PROS Holdings Inc. (a)	2,300	25,829
QAD Inc.	2,454	16,614
Quality Systems Inc.	3,968	116,183
Quantum Corp. (a)	45,740	61,749
Quest Software Inc. (a)	17,498	259,145
Rackable Systems Inc. (a)	8,300	111,220
Radiant Systems Inc. (a)	6,614	70,968
Radisys Corp. (a)	5,229	47,375
Radyne Corp. (a)	5,600	64,008
RealNetworks Inc. (a)	24,379	160,901
Renaissance Learning Inc.	1,792	20,088
RF Micro Devices Inc. (a)	64,047	185,736
RightNow Technologies Inc. (a)	7,794	106,544
Rimage Corp. (a)	3,500	43,365
Riverbed Technology Inc. (a)	13,600	186,592
Rofin-Sinar Technologies Inc. (a)	7,934	239,607
Rogers Corp. (a)	4,165	156,562
Rubicon Technology Inc. (a)	3,000	60,960
Rudolph Technologies Inc. (a)	6,317	48,641
S1 Corp. (a)	14,344	108,584
Safeguard Scientifics Inc. (a)	25,000	31,000
Sanmina-SCI Corp. (a)	128,000	163,840
Sapient Corp. (a)	24,208	155,415
SAVVIS Inc. (a)	8,900	114,899
ScanSource Inc. (a)	7,152	191,388
SeaChange International Inc. (a)	9,400	67,304
Secure Computing Corp. (a)	15,608	64,617
Semitool Inc. (a)	5,645	42,394
Semtech Corp. (a)	15,022	211,360
ShoreTel Inc. (a)	9,039	39,952
SI International Inc. (a)	3,981	83,362
Sigma Designs Inc. (a)	6,696	93,007
Silicon Image Inc. (a)	20,273	146,979
Silicon Storage Technology Inc. (a)	23,984	66,436
SiRF Technology Holdings Inc. (a)	14,338	61,940
Skyworks Solutions Inc. (a)	40,267	397,435

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Smart Modular Technologies
(WWH) Inc. (a)	11,300	$43,279
Smith Micro Software Inc. (a)	9,100	51,870
Solera Holdings Inc. (a)	13,700	378,942
Sonic Solutions (a)	7,609	45,350
SonicWALL Inc. (a)	16,166	104,271
Sonus Networks Inc. (a)	55,006	188,121
Sourcefire Inc. (a)	3,800	29,374
Spansion Inc. Class A (a)	28,600	64,350
SPSS Inc. (a)	4,758	173,048
SRA International Inc. (a)	10,100	226,846
Standard Microsystems Corp. (a)	5,432	147,479
Starent Networks Corp. (a)	8,427	106,012
STEC Inc. (a)	8,700	89,349
Stratasys Inc. (a)	5,214	96,250
SuccessFactors Inc. (a)	6,807	74,537
Super Micro Computer Inc. (a)	4,107	30,310
Supertex Inc. (a)	3,380	78,889
SupportSoft Inc. (a)	8,500	27,625
Switch & Data Facilities Co. (a)	4,674	79,411
Sybase Inc. (a)	19,600	576,632
Sycamore Networks Inc. (a)	44,474	143,206
Symmetricom Inc. (a)	11,346	43,569
Synaptics Inc. (a)	5,816	219,438
Synchronoss Technologies Inc. (a)	6,300	56,889
SYNNEX Corp. (a)	3,905	97,976
Syntel Inc.	3,705	124,933
Take-Two Interactive Software Inc. (a)	19,000	485,830
Technitrol Inc.	10,180	172,958
TechTarget (a)	2,726	28,787
Techwell Inc. (a)	4,900	60,368
Tekelec (a)	17,637	259,440
TeleCommunication Systems Inc. Class A (a)	6,700	31,021
Terremark Worldwide Inc. (a)	12,058	65,837
Tessera Technologies Inc. (a)	11,772	192,708
The Knot Inc. (a)	8,400	82,152
TheStreet.com Inc.	5,900	38,409
THQ Inc. (a)	16,409	332,446
TIBCO Software Inc. (a)	45,520	348,228
TNS Inc. (a)	6,905	165,444
Transmeta Corp. (a)	3,900	53,859
Trident Microsystems Inc. (a)	18,084	66,007
TriQuint Semiconductor Inc. (a)	35,109	212,761
TTM Technologies Inc. (a)	11,860	156,671
Tyler Technologies Inc. (a)	8,590	116,566
Ultimate Software Group Inc. (a)	6,633	236,334
Ultra Clean Holdings Inc. (a)	6,500	51,740
Ultratech Inc. (a)	6,679	103,658
Unica Corp. (a)	2,400	19,296
United Online Inc.	16,537	165,866
Universal Display Corp. (a)	6,433	79,255

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
UTStarcom Inc. (a)	26,543	$145,190
ValueClick Inc. (a)	23,540	356,631
VASCO Data Security International Inc. (a)	7,602	80,049
Veeco Instruments Inc. (a)	8,202	131,888
VeriFone Holdings Inc. (a)	16,700	199,565
ViaSat Inc. (a)	7,064	142,763
Vignette Corp. (a)	7,630	91,560
Virtusa Corp. (a)	1,300	13,169
Vocus Inc. (a)	4,500	144,765
Volterra Semiconductor Corp. (a)	7,121	122,908
Websense Inc. (a)	10,802	181,906
Website Pros Inc. (a)	8,200	68,306
Wind River Systems Inc. (a)	19,354	210,765
Wright Express Corp. (a)	9,983	247,578
Zoran Corp. (a)	12,294	143,840
Zygo Corp. (a)	4,500	44,235

		45,934,093

Materials (4.75%)
A. Schulman Inc.	7,760	178,713
AbitibiBowater Inc.	12,883	120,198
AEP Industries Inc. (a)	1,400	24,318
Allied Nevada Gold Corp. (a)	10,100	59,489
AM Castle & Co.	3,789	108,403
AMCOL International Corp.	6,144	174,858
American Vanguard Corp.	5,713	70,270
Apex Silver Mines Ltd. (a)	16,800	82,488
Arch Chemicals Inc.	6,082	201,618
Balchem Corp.	3,992	92,335
Boise Inc. (a)	9,900	38,115
Brush Engineered Materials Inc. (a)	4,852	118,486
Buckeye Technologies Inc. (a)	8,674	73,382
Calgon Carbon Corp. (a)	10,752	166,226
Cambrex Corp. (a)	9,081	53,305
China Precision Steel Inc. (a)	5,700	25,023
Coeur d’Alene Mines Corp. (a)	136,675	396,357
Compass Minerals International Inc.	8,050	648,508
Deltic Timber Corp.	2,730	146,082
Esmark Inc. (a)	4,427	84,644
Ferro Corp.	10,440	195,854
Flotek Industries Inc. (a)	6,200	127,844
General Moly Inc. (a)	17,300	136,151
General Steel Holdings Inc. (a)	3,400	53,448
GenTek Inc. (a)	2,500	67,225
Gibraltar Industries Inc.	7,482	119,488
Glatfelter	10,596	143,152
Graphic Packaging Holding Co. (a)	31,460	63,549
Haynes International Inc. (a)	2,800	161,140
HB Fuller Co.	12,814	287,546
Headwaters Inc. (a)	9,801	115,358
Hecla Mining Co. (a)	31,091	287,903

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Hercules Inc.	29,991	$507,748
Horsehead Holding Corp. (a)	8,000	97,280
ICO Inc. (a)	7,300	43,946
Innophos Holdings Inc.	3,000	95,850
Innospec Inc.	6,512	122,556
Kaiser Aluminum Corp.	3,900	208,767
Kapstone Paper and Packaging Corp. (a)	2,500	16,675
Koppers Holdings Inc.	5,000	209,350
Landec Corp. (a)	4,300	27,821
Louisiana-Pacific Corp.	25,100	213,099
LSB Industries Inc. (a)	4,900	97,020
Mercer International Inc.-SBI (a)	8,744	65,405
Minerals Technologies Inc.	4,609	293,086
Myers Industries Inc.	6,045	49,267
Neenah Paper Inc.	4,584	76,599
NewMarket Corp.	3,393	224,718
NL Industries Inc.	1,843	17,564
NN Inc.	5,100	71,094
Northwest Pipe Co. (a)	2,600	145,080
Olin Corp.	18,408	481,921
Olympic Steel Inc.	2,400	182,208
OM Group Inc. (a)	7,469	244,909
Pegasus Wireless Corp. Warrants (a) (b)	1,190	0
Penford Corp.	3,800	56,544
PolyOne Corp. (a)	23,048	160,645
Potlatch Corp.	10,634	479,806
Quaker Chemical Corp.	3,100	82,646
Rock-Tenn Co. Class A	9,218	276,448
Rockwood Holdings Inc. (a)	11,174	388,855
Royal Gold Inc.	7,631	239,308
RTI International Metals Inc. (a)	5,579	198,724
Schweitzer-Mauduit International Inc.	4,930	83,071
Sensient Technologies Corp.	11,544	325,079
ShengdaTech Inc. (a)	8,900	88,377
Silgan Holdings Inc.	6,886	349,396
Solutia Inc. (a)	16,400	210,248
Spartech Corp.	9,004	84,908
Stepan Co.	1,251	57,071
Stillwater Mining Co. (a)	9,999	118,288
Sutor Technology Group Ltd. (a)	2,900	20,503
Symyx Technologies Inc. (a)	8,469	59,114
Texas Industries Inc.	5,950	333,974
Universal Stainless & Alloy Products Inc. (a)	2,000	74,080
U.S. Concrete Inc. (a)	11,800	56,168
Verso Paper Corp. (a)	5,100	43,146
Wausau Paper Corp.	11,826	91,178
Westlake Chemical Corp.	4,200	62,412
Worthington Industries Inc.	16,467	337,574
WR Grace & Co. (a)	17,976	422,256

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Zep Inc.	5,331	$79,325
Zoltek Companies Inc. (a)	6,705	162,596

		13,055,179

Telecommunication Services (1.31%)
Alaska Communications Systems Group Inc.	12,379	147,805
Atlantic Tele-Network Inc.	1,900	52,269
Cbeyond Inc. (a)	6,600	105,732
Centennial Communications Corp. (a)	18,628	130,210
Cincinnati Bell Inc. (a)	61,385	244,312
Cogent Communications Group Inc. (a)	12,200	163,480
Consolidated Communications Holdings Inc.	7,008	104,349
FairPoint Communications Inc.	21,440	154,583
FiberTower Corp. (a)	27,600	38,640
General Communication Inc. Class A (a)	13,582	93,308
Global Crossing Ltd. (a)	7,300	130,962
Globalstar Inc. (a)	7,295	20,645
ICO Global Communications Holdings Ltd. (a)	24,300	79,218
IDT Corp. Class B (a)	12,063	20,507
Iowa Telecommunications Services Inc.	8,097	142,588
iPCS Inc. (a)	4,700	139,261
NTELOS Holdings Corp.	7,000	177,590
PAETEC Holding Corp. (a)	30,026	190,665
Premiere Global Services Inc. (a)	17,140	249,901
Rural Cellular Corp. Class A (a)	3,700	164,687
Shenandoah Telecommunications Co.	5,138	66,897
Syniverse Holdings Inc. (a)	13,390	216,918
TerreStar Corp. (a)	12,700	50,546
tw telecom inc. (a)	38,416	615,809
USA Mobility Inc. (a)	7,549	56,995
Virgin Mobile USA Inc. (a)	5,576	15,334
Vonage Holdings Corp. (a)	12,900	21,414

		3,594,625

Utilities (3.36%)
Allete Inc.	6,186	259,812
American States Water Co.	4,978	173,931
Aquila Inc. (a)	92,744	349,645
Avista Corp.	14,806	317,737
Black Hills Corp.	9,089	291,393
Cadiz Inc. (a)	2,300	37,076
California Water Service Group	4,304	141,042
Central Vermont Public Service Corp.	2,000	38,740
CH Energy Group Inc.	3,926	139,648
Chesapeake Utilities Corp.	800	20,576
Cleco Corp.	16,484	384,572
Connecticut Water Service Inc.	1,000	22,400
Consolidated Water Co. Ltd.	4,500	89,100
El Paso Electric Co. (a)	12,032	238,234

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities (Cont.)
Empire District Electric Co.	7,230	$134,044
EnergySouth Inc.	1,412	69,273
Idacorp Inc.	10,655	307,823
ITC Holdings Corp.	13,100	669,541
Laclede Group Inc.	5,588	225,588
MGE Energy Inc.	4,859	158,501
Middlesex Water Co.	1,900	31,521
New Jersey Resources Corp.	11,510	375,801
Nicor Inc.	10,824	460,994
Northwest Natural Gas Co.	7,273	336,449
NorthWestern Corp.	9,523	242,075
Ormat Technologies Inc.	5,000	245,900
Piedmont Natural Gas Co. Inc.	19,800	517,968
PNM Resources Inc.	19,270	230,469
Portland General Electric Co.	17,200	387,344
SJW Corp.	3,348	88,387
South Jersey Industries Inc.	8,250	308,220
Southwest Gas Corp.	10,224	303,959
Southwest Water Co.	6,615	66,282
Synthesis Energy Systems Inc. (a)	3,700	33,300
UIL Holdings Corp.	6,258	184,048
Unisource Energy Corp.	8,211	254,623
U.S. Geothermal Inc. (a)	12,400	36,456
Westar Energy Inc.	28,000	602,280
WGL Holdings Inc.	13,400	465,516

		9,240,268

Total Common Stocks
(cost $274,872,556)		267,974,758

Short-term Investments (3.01%)
JPMorgan U.S. Government Money Market Fund	7,583,225	7,583,225
U.S. Treasury Bill, (c) 1.950%, 12/04/2008	$680,000	673,865

Total Short-term Investments
(cost $8,257,153)		8,257,090

TOTAL INVESTMENTS (100.57%)
(cost $283,129,709)		276,231,848
LIABILITIES, NET OF OTHER ASSETS (-0.57%)		(1,549,865)

NET ASSETS (100.00%)		$274,681,983

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2008, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (97.59%) (a)
Australia (6.74%)
AGL Energy Ltd.	9,311	$127,545
Alumina Ltd.	24,149	109,625
Amcor Ltd.	18,798	91,067
AMP Ltd.	39,798	254,833
Aristocrat Leisure Ltd.	7,763	47,778
Asciano Group	10,499	34,923
Australia & New Zealand Banking Group Ltd.	40,136	721,348
Australian Stock Exchange	3,607	108,606
AXA Asia Pacific Holdings Ltd.	15,030	67,432
Babcock & Brown Ltd.	4,443	31,899
Bendigo and Adelaide Bank Ltd.	4,462	46,753
BHP Billiton Ltd.	69,523	2,958,919
Billabong International Ltd.	2,124	21,965
BlueScope Steel Ltd.	15,644	169,986
Boart Longyear Group	22,645	48,421
Boral Ltd.	12,081	65,444
Brambles Ltd.	28,442	238,057
Caltex Australia Ltd.	2,825	35,298
CFS Retail Property Trust	24,275	43,069
CFS Retail Property Trust New	617	1,248
Coca-Cola Amatil Ltd.	11,002	73,936
Cochlear Ltd.	1,111	46,490
Commonwealth Bank of Australia	27,252	1,050,823
Computershare Ltd.	10,823	95,400
Crown Ltd.	9,361	83,368
CSL Ltd.	11,610	397,421
CSR Ltd.	18,677	43,811
Dexus Property Group	65,755	87,049
Fairfax Media Ltd.	24,834	69,765
Fortescue Metals Group Ltd. (b)	26,454	301,786
Foster’s Group Ltd.	41,258	200,573
Goodman Fielder Ltd.	16,201	21,821
Goodman Group	29,957	88,746
GPT Group	44,862	95,594
Harvey Norman Holdings Ltd.	8,815	26,112
Incitec Pivot Ltd.	1,309	231,784
Insurance Australia Group Ltd.	39,646	132,109
James Hardie Industries NV CDI	6,878	27,925
Leighton Holdings Ltd.	2,966	144,428
Lend Lease Corp. Ltd.	7,171	65,703
Lion Nathan Ltd.	6,271	51,400
Macquarie Airports	9,991	19,762
Macquarie Communications Infrastructure Group	52,701	117,261
Macquarie Group Ltd.	5,622	261,734
Macquarie Office Trust	33,144	24,731
Metcash Ltd.	13,508	47,913
Mirvac Group	21,453	60,927
National Australia Bank Ltd.	33,838	859,197
Newcrest Mining Ltd.	9,384	260,434
Onesteel Ltd.	16,774	119,566

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Orica Ltd.	6,346	$178,116
Origin Energy Ltd.	18,239	282,186
Oxiana Ltd.	25,520	64,342
Oxiana Ltd. New (b)	30,495	76,299
Paladin Energy Ltd. (b)	8,760	53,485
Perpetual Ltd.	548	22,469
Qantas Airways Ltd.	16,321	47,561
QBE Insurance Group Ltd.	18,306	393,599
Rio Tinto Ltd.	5,933	767,654
Santos Ltd.	12,339	254,152
Sims Group Ltd.	2,679	107,069
Sonic Healthcare Ltd.	6,908	96,464
St George Bank Ltd.	11,214	291,441
Stockland	31,353	162,120
Suncorp-Metway Ltd.	19,144	239,895
Tabcorp Holding Ltd.	11,153	104,865
Tatts Group Ltd.	22,000	49,562
Telstra Corp. Ltd.	90,559	367,975
Toll Holdings Ltd.	10,779	62,373
Transurban Group	23,430	95,252
Wesfarmers Ltd.	13,553	484,309
Wesfarmers Ltd. PPS	3,355	120,972
Westfield Group	36,472	569,898
Westpac Banking Corp.	39,224	753,373
Woodside Petroleum Ltd.	9,909	640,479
Woolworths Ltd.	25,084	587,839
WorleyParsons Ltd.	3,279	118,810

		17,324,344

Austria (0.63%)
Andritz AG	636	40,104
Erste Bank der oesterreichischen Sparkassen AG	3,875	239,655
IMMOEAST AG (b)	8,975	79,370
Immofinanz Immobilien Anlagen AG	9,356	96,329
Meinl European Land Ltd. (b)	5,832	65,386
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,590	141,978
OMV AG	3,450	269,549
Raiffeisen International Bank Holding AG	1,100	139,756
Strabag SE	1,060	82,611
Telekom Austria AG	7,255	157,206
Vienna Insurance Group	730	48,204
VoestAlpine AG	2,428	198,696
Wienerberger AG	1,735	72,854

		1,631,698

Belgium (1.01%)
Belgacom SA	3,578	153,502
Colruyt SA	299	78,817

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Belgium (Cont.)
Compagnie Nationale a Portefeuille	695	$52,195
Delhaize Group	2,025	135,631
Dexia SA	10,397	165,539
Fortis	42,883	681,171
Fortis Strip (b)	16,804	265
Groupe Bruxelles Lambert SA	1,740	207,137
InBev NV	3,907	270,134
KBC Ancora	548	47,885
KBC GROEP NV	3,243	358,485
Mobistar SA	710	57,310
Solvay SA	1,312	170,927
Suez SA Strips (b) (c)	1,640	26
UCB SA	2,270	83,744
Umicore	2,720	133,779

		2,596,547

Denmark (1.04%)
A P Moller-Maersk A/S Class A	11	134,928
A P Moller-Maersk A/S Class B	23	281,637
Carlsberg A/S Class B	2,193	211,251
Coloplast A/S Class B	470	40,981
Danisco A/S	1,082	69,558
Danske Bank A/S	9,275	267,071
DSV A/S	3,960	94,470
FLSmidth & Co. A/S Class B (b)	1,059	116,261
Jyske Bank A/S (b)	1,072	63,936
Novo Nordisk A/S Class B	9,555	629,011
Novozymes A/S Class B	950	85,526
Rockwool International A/S B Shares	133	17,100
Sydbank A/S	1,107	42,073
Topdanmark A/S (b)	375	56,607
Trygvesta A/S	462	32,609
Vestas Wind Systems A/S (b)	3,840	499,956
William DeMant Holding (b)	484	31,881

		2,674,856

Finland (1.55%)
Cargotec Corp.	526	18,198
Elisa OYJ	3,147	65,681
Fortum OYJ	9,737	492,843
Kesko OYJ	1,473	47,397
Kone Corp. OYJ Class B	3,694	129,127
Metso OYJ	2,814	127,364
Neste Oil OYJ	2,575	75,472
Nokia OYJ	81,642	1,991,104
Nokian Renkaat OYJ	2,164	102,643
Orion OYJ Class B	1,088	21,686
Outokumpu OYJ	2,766	96,119
Pohjola Bank PLC	800	13,880
Rautaruukki OYJ	1,714	77,805
Sampo OYJ A Shares	9,024	226,689
SanomaWSOY OYJ (b)	903	20,004

	Shares	Value
Common Stocks (Cont.)
Finland (Cont.)
Stora Enso OYJ R Shares	12,322	$114,800
UPM-Kymmene OYJ	10,891	177,457
Wartsila OYJ Class B	1,891	118,079
YIT OYJ	2,593	64,749

		3,981,097

France (10.56%)
Accor SA	4,121	273,757
Aeroports de Paris (ADP)	610	57,087
Air France-KLM	2,563	61,135
Air Liquide SA	5,272	694,101
Alcatel-Lucent (b)	48,718	294,103
Alstom	2,246	515,020
ArcelorMittal	18,104	1,779,164
Atos Origin SA	1,217	67,038
AXA	32,359	953,484
BNP Paribas	16,870	1,518,584
Bouygues	5,102	336,613
Bureau Veritas SA	698	41,464
Cap Gemini SA	2,993	175,471
Carrefour SA	13,319	750,762
Casino Guichard Perrachon SA	783	88,423
Christian Dior SA	997	102,817
CNP Assurances	909	102,487
Compagnie de Saint-Gobain	5,826	360,807
Compagnie Generale des Etablissements Michelin Class B	3,010	215,233
Compagnie Generale de Geophysique-Veritas (b)	2,735	129,128
Credit Agricole SA	18,914	383,961
Dassault Systemes SA	1,100	66,778
Eiffage SA (b)	601	41,190
Electricite de France	4,140	392,185
Eramet (b)	91	90,406
Essilor International SA	4,202	256,318
Eurazeo	411	43,745
European Aeronautic Defence and Space Co.	6,724	126,689
Eutelsat Communications	1,300	36,208
France Telecom SA	37,979	1,113,810
Gaz de France	3,758	240,619
Gecina SA	218	26,347
Groupe DANONE	9,015	630,816
Hermes International SCA	1,459	229,089
ICADE	236	27,544
Imerys SA	434	31,339
JC Decaux SA	984	24,943
Klepierre	1,385	69,434
L’Oreal SA	5,152	558,817
Lafarge SA	3,108	473,930
Lagardere SCA	2,733	154,602
Legrand SA	1,449	36,462

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
LVMH Moet Hennessy Louis Vuitton SA	5,192	$541,612
M6 Metropole Television	898	19,322
Natixis	7,871	86,643
Neopost SA	557	58,724
PagesJaunes Groupe	2,005	29,326
Pernod Ricard SA	3,522	359,402
Peugeot SA	3,170	171,218
PPR SA	1,629	179,829
Publicis Groupe SA	3,262	105,246
Renault SA	3,834	312,035
Safran SA	3,014	58,132
Sanofi-Aventis	21,187	1,407,850
Schneider Electric SA	4,647	499,915
SCOR SE	2,670	60,796
SES FDR	5,395	136,283
Societe BIC SA	441	23,023
Societe Generale	9,774	847,395
Societe Television Francaise 1	2,490	41,451
Sodexo	1,737	113,634
STMicroelectronics NV	14,125	146,132
Suez SA	21,809	1,478,376
Technip SA	2,147	198,124
Thales SA	1,824	103,752
Total SA	44,626	3,798,489
Unibail-Rodamco	1,747	404,113
Valeo SA	1,039	33,256
Vallourec SA	1,145	400,440
Veolia Environnement	7,996	446,394
Vinci SA	8,752	534,431
Vivendi	24,425	920,975
Wendel	464	47,193
Zodiac SA	551	25,207

		27,160,628

Germany (8.64%)
Adidas AG	4,287	269,964
Allianz SE Reg.	9,306	1,636,953
Arcandor AG (b)	1,067	12,421
BASF SE	20,034	1,380,770
Bayer AG	15,932	1,340,489
Bayerische Motoren Werke (BMW) AG	6,611	317,636
Beiersdorf AG	1,865	136,920
Bilfinger Berger AG	789	68,417
Celesio AG	1,639	59,198
Commerzbank AG	13,255	393,776
Continental AG	3,204	329,784
Daimler AG	19,009	1,179,047
Deutsche Bank AG Reg.	10,419	899,417
Deutsche Boerse AG	4,148	468,890
Deutsche Lufthansa AG Reg.	4,688	101,007
Deutsche Post AG	17,833	465,603

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Postbank AG	1,511	$132,838
Deutsche Telekom AG	58,950	966,202
E.On AG	13,147	2,649,698
Fraport AG	574	38,951
Fresenius Medical Care AG & Co. KGaA	4,157	229,038
Fresenius SE	426	36,876
GEA Group AG	3,615	127,635
Hamburger Hafen und Logistik AG	379	29,438
Hannover Rueckversicherung AG Reg.	1,012	49,849
HeidelbergCement AG	443	64,287
Henkel KGaA	2,751	103,154
Hochtief AG	978	99,203
Hypo Real Estate Holding AG	3,684	103,656
Hypo Real Estate Holding AG New (d)	2,100	67,105
Infineon Technologies AG (b)	16,420	142,518
IVG Immobilien AG	1,391	27,420
K+S Group AG	788	453,698
Linde AG	2,795	392,586
MAN AG	2,266	251,264
Merck KGaA	1,295	184,022
Metro AG	2,506	159,869
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,343	761,734
Puma AG	98	32,819
Q-Cells AG (b)	1,230	124,600
Rheinmetall AG	548	39,557
RWE AG	9,238	1,166,351
Salzgitter AG	880	161,205
SAP AG	18,055	944,950
Siemens AG	17,942	1,989,049
Solarworld AG	1,407	66,956
ThyssenKrupp AG	7,455	467,686
TUI AG (b)	4,352	100,748
United Internet AG Reg.	2,003	39,483
Volkswagen AG	3,053	881,854
Wacker Chemie AG	273	57,032

		22,203,623

Greece (0.66%)
Alpha Bank AE	7,784	235,649
Coca-Cola Hellenic Bottling Co. SA	3,735	101,619
EFG Eurobank Ergasias	6,773	161,270
Hellenic Petroleum SA	2,223	30,520
Hellenic Telecommunications Organization SA	6,000	151,147
Marfin Investment Group SA (b)	12,670	100,140
National Bank of Greece SA	10,052	452,408
OPAP SA	4,890	171,095
Piraeus Bank SA	6,540	177,995
Public Power Corp. SA	1,930	66,942

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Titan Cement Co. SA	1,264	$50,195

		1,698,980

Hong Kong (2.09%)
ASM Pacific Technology	4,000	30,232
Bank of East Asia Ltd.	29,076	158,085
BOC Hong Kong Holdings Ltd.	74,500	197,479
C C Land Holdings Ltd.	18,000	11,196
Cathay Pacific Airways Ltd.	26,000	49,521
Cheung Kong Holdings Ltd.	29,000	392,168
Cheung Kong Infrastructure
Holdings Ltd.	7,000	29,660
Chinese Estates Holdings Ltd.	12,000	18,488
CITIC International Financial Holdings Ltd. (b)	37,000	28,234
CLP Holdings Ltd.	43,185	370,346
Esprit Holdings Ltd.	22,500	234,282
Foxconn International Holdings Ltd. (b)	42,000	40,722
Hang Lung Group Ltd.	18,000	80,281
Hang Lung Properties Ltd.	43,000	138,046
Hang Seng Bank Ltd.	15,600	329,380
Henderson Land Development Co. Ltd.	21,881	136,806
Hong Kong & China Gas Co. Ltd.	81,992	195,105
Hong Kong Aircraft Engineering Co. Ltd.	1,200	18,507
Hong Kong Exchanges & Clearing Ltd.	21,000	307,623
Hongkong Electric Holdings Ltd.	28,000	167,543
Hopewell Holdings	12,000	42,657
Hutchison Telecommunications International Ltd. (b)	27,000	38,234
Hutchison Whampoa Ltd.	44,700	450,768
Hysan Development Co. Ltd.	12,136	33,396
Kerry Properties Ltd.	13,134	69,073
Kingboard Chemicals Holdings Ltd.	12,000	55,408
Lee & Man Paper Manufacturing Ltd.	8,000	11,936
Li & Fung Ltd.	44,620	134,639
Lifestyle International Holdings Ltd.	13,000	18,273
Link REIT	44,000	100,256
Mongolia Energy Corporation Ltd. (b)	72,000	139,434
MTR Corp.	27,603	86,962
New World Development Co. Ltd.	47,978	97,999
NWS Holdings Ltd.	16,000	41,782
Orient Overseas International Ltd.	4,400	22,038
Pacific Basin Shipping Ltd.	31,000	44,357
PCCW Ltd.	76,118	46,100
Shangri-La Asia Ltd.	26,108	61,173
Shun Tak Holdings Ltd.	22,000	20,597
Sino Land Co. Ltd.	34,634	68,926
Sun Hung Kai Properties Ltd.	29,000	394,228
Swire Pacific Ltd. Class A	17,500	179,127
Television Broadcasts Ltd.	6,000	34,657
Wharf Holdings Ltd.	27,000	113,039
Wheelock and Co. Ltd.	18,000	48,365

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Wing Hang Bank Ltd.	3,000	$39,730
Wing Lung Bank Ltd.	1,500	29,414
Yue Yuen Industrial Holdings Ltd.	12,000	28,510

		5,384,782

Ireland (0.54%)
Allied Irish Banks PLC	18,231	280,956
Anglo Irish Bank Corp. PLC	15,614	145,640
Bank of Ireland	19,888	171,539
CRH PLC	11,009	319,961
Elan Corp. PLC (b)	9,533	337,150
Kerry Group PLC Class A	2,787	82,264
Ryanair Holdings PLC (b)	7,328	32,305
Smurfit Kappa Group PLC	2,371	19,329

		1,389,144

Italy (3.66%)
A2A SpA	24,526	89,876
Alleanza Assicurazioni SpA	8,882	96,073
Assicurazioni Generali SpA	21,795	832,970
Atlantia SpA	5,470	165,613
Autogrill SpA (b)	1,491	17,900
Banca Carige SpA	13,189	46,618
Banca Monte Dei Paschi di Siena SpA	21,375	60,543
Banca Popolare di Milano Scarl	7,817	73,353
Banco Popolare Societa Cooperativa	13,793	243,671
Bulgari SpA	2,324	23,362
Enel SpA	89,366	847,761
ENI SpA	53,769	1,997,533
Fiat SpA	14,491	235,869
Finmeccanica SpA	5,990	156,614
Fondiaria Sai SpA	1,245	41,030
IFIL Investments SpA	6,368	41,408
Intesa Sanpaolo	158,955	903,633
Intesa Sanpaolo RNC	18,229	93,931
Italcementi SpA	1,048	17,424
Italcementi SpA RNC	1,830	21,321
Lottomatica SpA	1,186	35,460
Luxottica Group SpA	3,037	70,877
Mediaset SpA	15,104	99,340
Mediobanca SpA	10,180	173,101
Mediolanum SpA	3,393	14,117
Parmalat SpA	33,164	86,677
Pirelli & Co. SpA	53,335	36,592
Prysmian SpA	2,505	63,459
Saipem SpA	5,585	261,029
Snam Rete Gas SpA	16,979	115,736
Telecom Italia RNC SpA	121,317	195,851
Telecom Italia SpA	209,699	419,418
Terna - Rete Elettrica Nationale SpA	22,687	95,869
UniCredito SpA (Milan)	193,016	1,174,085
UniCredito SpA (Xetra)	42,040	255,493

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Unione di Banche Italiane Scpa	12,424	$290,294
Unipol Gruppo Finanziario SpA	11,637	27,465

		9,421,366

Japan (20.93%)
77 Bank Ltd.	5,000	31,441
Acom Co. Ltd.	1,170	36,215
Advantest Corp.	3,300	69,558
Aeon Co. Ltd.	13,300	164,636
Aeon Credit Service Co. Ltd.	1,200	15,038
Aeon Mall Co. Ltd.	900	26,623
Aiful Corp.	1,775	20,534
Aioi Insurance Co. Ltd.	8,000	42,710
Aisin Seiki Co. Ltd.	3,900	128,110
Ajinomoto Co. Inc.	14,000	132,635
Alfresa Holdings Corp.	500	35,692
All Nippon Airways Co. Ltd.	12,000	44,865
Alps Electric Co. Ltd.	3,000	31,030
Amada Co. Ltd.	8,000	63,288
Aozora Bank Ltd.	12,000	27,450
Asahi Breweries Ltd.	8,100	151,418
Asahi Glass Co. Ltd.	21,000	254,246
Asahi Kasei Corp.	26,000	136,315
ASICS Corp.	3,000	32,789
Astellas Pharma Inc.	10,098	429,419
Bank of Kyoto Ltd.	7,000	73,168
Bank of Yokohama Ltd.	27,000	186,712
Benesse Corp.	1,500	60,751
Bridgestone Corp.	12,900	197,899
Brother Industries Ltd.	5,000	68,939
Canon Inc.	22,200	1,142,765
Canon Marketing Japan Inc.	1,000	17,592
Casio Computer Co. Ltd.	4,800	54,617
Central Japan Railway Co.	33	363,741
Chiba Bank Ltd.	16,000	112,348
Chubu Electric Power Co. Inc.	13,700	334,635
Chugai Pharmaceutical Co. Ltd. (d)	2,300	36,776
Chugoku Bank Ltd.	3,000	43,565
Chugoku Electric Power Co. Inc.	5,900	125,851
Chuo Mitsui Trust Holdings Inc.	16,000	95,299
Citizen Holdings Co. Ltd.	6,300	48,062
Coca-Cola West Holdings Co. Ltd.	500	11,669
Cosmo Oil Co. Ltd.	13,000	47,101
Credit Saison Co. Ltd.	3,500	73,418
CSK Holdings Corp.	1,200	23,643
Dai Nippon Printing Co. Ltd.	13,000	191,388
Daicel Chemical Industries Ltd.	4,000	22,532
Daido Steel Co. Ltd.	5,000	27,977
Daihatsu Motor Co. Ltd.	4,000	45,807
Daiichi Sanyko Co. Ltd.	14,640	403,309
Daikin Industries Ltd.	5,500	278,096

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Dainippon Sumitomo Pharma Co. Ltd.	3,000	$24,269
Daito Trust Construction Co. Ltd.	1,700	82,452
Daiwa House Industry Co. Ltd.	11,000	103,551
Daiwa Securities Group Inc.	28,000	257,482
DeNA Co. Ltd.	5	29,451
Denki Kagaku Kogyo KK	7,000	25,959
Denso Corp.	10,000	344,414
Dentsu Inc.	40	84,883
DIC Corp.	12,000	34,824
Dowa Holdings Co. Ltd.	5,000	36,525
East Japan Railway Co.	71	578,317
Eisai Co. Ltd.	5,200	183,685
Electric Power Development Co. Ltd.	3,100	115,026
Elpida Memory Inc. (b)	1,900	60,935
Familymart Co. Ltd.	1,300	53,212
Fanuc Ltd.	4,000	391,189
Fast Retailing Co. Ltd.	1,100	104,360
Fuji Electric Holdings Co. Ltd.	10,000	35,357
Fuji Heavy Industries Ltd.	11,000	53,964
Fuji Television Network Inc.	8	12,075
FUJIFILM Holdings Corp.	10,300	354,789
Fujitsu Ltd.	39,000	289,607
Fukuoka Financial Group Inc.	16,000	72,329
Furukawa Electric Co. Ltd.	13,000	56,585
Gunma Bank Ltd.	7,000	46,666
Hakuhodo DY Holdings Inc.	400	21,351
Hankyu Hanshin Holdings Inc.	24,000	100,849
HASEKO Corp.	18,000	24,071
Hikari Tsushin Inc.	400	13,185
Hino Motors Ltd.	4,000	24,787
Hirose Electric Co. Ltd.	600	60,287
Hisamitsu Pharmaceutical Co. Inc.	1,200	52,211
Hitachi Chemical Co. Ltd.	1,600	33,074
Hitachi Construction Machinery Co. Ltd.	2,200	61,679
Hitachi High-Technologies Corp.	1,000	23,167
Hitachi Ltd.	69,000	496,902
Hitachi Metals Ltd.	3,000	49,273
Hokkaido Electric Power Co. Inc.	3,300	67,206
Hokuhoku Financial Group Inc.	23,000	66,717
Hokuriku Electric Power Co.	3,400	80,849
Honda Motor Co. Ltd.	34,300	1,170,545
Hoya Corp.	8,500	196,879
Ibiden Co. Ltd.	2,700	98,323
Idemitsu Kosan Co. Ltd.	400	35,485
IHI Corp.	28,000	56,717
INPEX Holdings Inc.	18	227,310
Isetan Mitsukoshi Holdings Ltd. (b)	6,340	67,887
Isuzu Motors Ltd.	26,000	125,203
Ito En Ltd.	800	12,602
Itochu Corp.	32,000	341,177
Itochu Techno-Solutions Corp.	400	12,998
Iyo Bank Ltd.	5,000	58,530

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
J. Front Retailing Co. Ltd.	9,600	$50,825
JAFCO Co. Ltd.	500	17,119
Japan Airlines Corp. (b)	15,000	31,506
Japan Petroleum Exploration Co.	500	35,692
Japan Prime Realty Investment Corp.	10	29,571
Japan Real Estate Investment Corp.	9	95,058
Japan Retail Fund Investment Corp.	6	34,595
Japan Steel Works Ltd.	7,000	136,149
Japan Tobacco Inc.	94	400,897
JFE Holdings Inc.	10,900	549,558
JGC Corp.	4,000	78,767
Joyo Bank Ltd.	14,000	68,180
JS Group Corp.	5,300	84,386
JSR Corp.	4,100	81,480
JTEKT Corp.	4,000	63,436
Jupiter Telecommunications Co. Ltd.	54	41,890
Kajima Corp.	19,000	66,472
Kamigumi Co. Ltd.	4,000	30,249
Kaneka Corp.	6,000	40,872
Kansai Electric Power Co. Inc.	16,100	377,180
Kansai Paint Co. Ltd.	3,000	20,773
Kao Corp.	11,000	288,777
Kawasaki Heavy Industries Ltd.	28,000	74,788
Kawasaki Kisen Kaisha Ltd.	13,000	122,169
KDDI Corp.	60	371,245
Keihin Electric Express Railway Co. Ltd.	8,000	49,586
Keio Corp.	13,000	65,789
Keisei Electric Railway Co. Ltd.	4,000	20,455
Keyence Corp.	800	190,699
Kikkoman Corp.	3,000	36,647
Kinden Corp.	2,000	20,190
Kintetsu Corp.	35,000	109,791
Kirin Holdings Co. Ltd.	16,000	250,197
Kobe Steel Ltd.	56,000	160,363
Komatsu Ltd.	18,800	525,011
Konami Corp.	2,000	69,953
Konica Minolta Holdings Inc.	9,500	160,916
Kubota Corp.	22,000	158,112
Kuraray Co. Ltd.	7,500	89,489
Kurita Water Industries Ltd.	2,200	81,628
Kyocera Corp.	3,300	311,300
Kyowa Hakko Kogyo Co. Ltd.	5,000	51,264
Kyushu Electric Power Co. Ltd.	7,700	161,121
Lawson Inc.	1,300	63,336
Leopalace21 Corp.	2,700	38,732
Mabuchi Motor Co. Ltd.	400	21,724
Makita Corp.	2,400	98,220
Marubeni Corp.	35,000	291,935
Marui Group Co. Ltd.	6,600	51,383
Maruichi Steel Tube Ltd.	600	18,776
Matsushita Electric Industrial Co. Ltd.	38,000	812,964
Matsushita Electric Works Ltd.	8,400	85,717
Mazda Motor Corp.	18,000	93,703

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mediceo Paltac Holdings Co. Ltd.	2,900	$53,365
Meiji Dairies Corp.	4,000	20,530
Millea Holdings Inc.	14,600	569,037
Minebea Co. Ltd.	7,000	40,032
Mitsubishi Chemical Holdings Corp.	24,500	142,664
Mitsubishi Corp.	28,000	922,620
Mitsubishi Electric Corp.	40,000	432,635
Mitsubishi Estate Co. Ltd.	25,000	572,366
Mitsubishi Gas Chemical Co. Inc.	8,000	57,632
Mitsubishi Heavy Industries Ltd.	66,000	315,234
Mitsubishi Logistics Corp.	2,000	21,886
Mitsubishi Materials Corp.	25,000	106,909
Mitsubishi Motors Corp. (b)	71,000	129,048
Mitsubishi Rayon Co. Ltd.	11,000	34,697
Mitsubishi Tanabe Pharma Corp.	4,000	52,499
Mitsubishi UFJ Financial Group Inc.	213,680	1,888,385
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,450	62,951
Mitsubishi UFJ NICOS Co. Ltd. (b)	6,000	19,850
Mitsui & Co. Ltd.	36,000	794,559
Mitsui Chemicals Inc.	13,000	64,197
Mitsui Engineering & Shipbuilding Co. Ltd.	16,000	50,629
Mitsui Fudosan Co. Ltd.	17,000	363,851
Mitsui Mining & Smelting Co. Ltd.	13,000	38,387
Mitsui OSK Lines Ltd.	24,000	342,287
Mitsui Sumitomo Insurance Group Holdings Inc. (b)	7,500	259,212
Mitsumi Electric Co. Ltd.	1,400	31,213
Mizuho Financial Group Inc.	201	935,220
Mizuho Trust & Banking Co. Ltd.	28,000	48,255
Murata Manufacturing Co. Ltd.	4,500	212,304
Namco Bandai Holdings Inc.	4,000	45,356
NEC Corp.	41,000	215,269
NEC Electronics Corp. (b)	500	12,494
NGK Insulators Ltd.	6,000	116,974
NGK Spark Plug Co. Ltd.	4,000	46,041
NHK Spring Co. Ltd.	2,000	15,934
Nidec Corp.	2,300	153,201
Nikon Corp.	7,000	204,913
Nintendo Co. Ltd.	2,000	1,128,220
Nippon Building Fund Inc.	11	129,719
Nippon Electric Glass Co. Ltd.	7,500	130,365
Nippon Express Co. Ltd.	17,000	81,644
Nippon Meat Packers Inc.	4,000	54,202
Nippon Mining Holdings Inc.	18,500	116,154
Nippon Oil Corp.	28,000	188,645
Nippon Paper Group Inc.	14	38,301
Nippon Sheet Glass Co. Ltd.	11,000	54,519
Nippon Steel Corp.	106,000	574,481
Nippon Telegraph & Telephone Corp.	107	527,968
Nippon Yusen Kabushiki Kaish	23,000	221,532
NIPPONKOA Insurance Co. Ltd.	14,000	121,589

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nishi-Nippon City Bank Ltd.	12,000	$35,788
Nissan Chemical Industries Ltd.	3,000	36,917
Nissan Motor Co. Ltd.	47,400	393,680
Nisshin Seifun Group Inc.	4,300	54,047
Nisshin Steel Co. Ltd.	15,000	51,060
Nisshinbo Industries Inc.	3,000	35,627
Nissin Food Products Co. Ltd.	2,000	67,057
Nitori Co. Ltd.	750	38,528
Nitto Denko Corp.	3,500	134,541
NOK Corp.	1,600	25,435
Nomura Holdings Inc.	36,700	543,467
Nomura Real Estate Holdings Inc.	1,000	21,129
Nomura Real Estate Office Fund Inc.	4	30,125
Nomura Research Institute Ltd.	2,500	58,616
NSK Ltd.	10,000	87,620
NTN Corp.	8,000	53,344
NTT Data Corp.	25	97,874
NTT DoCoMo Inc.	334	489,891
NTT Urban Development Corp.	29	38,018
Obayashi Corp.	13,000	58,920
OBIC Co. Ltd.	100	16,816
Odakyu Electric Railway Co. Ltd.	13,000	84,475
Oji Paper Co. Ltd.	18,000	84,650
OKUMA Corp.	3,000	29,806
Olympus Corp.	5,000	169,506
Omron Corp.	3,700	79,857
Ono Pharmaceutical Co. Ltd.	2,000	110,303
Onward Holdings Co. Ltd.	2,000	21,029
Oracle Corp. Japan	500	20,384
Oriental Land Co. Ltd.	1,000	59,745
Orix Corp.	1,890	270,699
Osaka Gas Co. Ltd.	43,000	157,736
OSAKA Titanium technologies Co.	200	10,510
OTSUKA Corp.	200	13,806
Pioneer Corp.	2,100	16,894
Promise Co. Ltd.	1,350	37,744
Rakuten Inc.	145	73,193
Resona Holdings Inc.	109	167,417
Ricoh Co. Ltd.	14,000	253,391
Rohm Co. Ltd.	2,200	127,026
Sankyo Co. Ltd.	1,000	65,157
Santen Pharmaceutical Co. Ltd.	1,000	25,097
Sanyo Electric Co. Ltd. (b)	30,000	69,748
Sapporo Hokuyo Holdings Inc.	5	33,833
Sapporo Holdings Ltd.	5,000	35,006
SBI E*Trade Securities Co. Ltd.	21	16,402
SBI Holdings Inc.	221	48,369
Secom Co. Ltd.	4,200	204,574
Sega Sammy Holdings Inc.	4,426	38,598
Seiko Epson Corp.	2,300	63,213
Sekisui Chemical Co. Ltd.	9,000	61,379
Sekisui House Ltd.	10,000	93,493
Seven & I Holdings Co. Ltd.	16,780	480,463

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sharp Corp.	21,000	$342,327
Shikoku Electric Power Co. Inc.	3,700	101,736
Shimadzu Corp.	5,000	49,772
Shimamura Co. Ltd.	500	30,830
Shimano Inc.	1,200	60,322
Shimizu Corp.	10,000	47,385
Shin-Etsu Chemical Co. Ltd.	8,600	533,674
Shinko Electric Industries Co. Ltd.	700	8,662
Shinko Securities Co. Ltd.	10,000	29,484
Shinsei Bank Ltd.	20,000	68,563
Shionogi & Co. Ltd.	6,000	118,799
Shiseido Co. Ltd.	7,000	160,419
Shizuoka Bank Ltd.	13,000	132,855
Showa Denko K.K.	26,000	69,027
Showa Shell Sekiyu K.K.	3,400	37,327
SMC Corp.	1,200	131,707
Softbank Corp.	15,800	266,434
Sojitz Corp.	22,200	74,010
Sompo Japan Insurance Inc.	18,000	169,245
Sony Corp.	20,700	907,357
Sony Financial Holdings Inc.	15	60,389
Square Enix Co. Ltd.	800	23,674
Stanley Electric Co. Ltd.	3,200	77,580
SUMCO Corp.	2,300	50,902
Sumitomo Chemical Co. Ltd.	32,000	201,603
Sumitomo Corp.	23,600	310,063
Sumitomo Electric Industries Ltd.	15,500	196,843
Sumitomo Heavy Industries Ltd.	12,000	81,389
Sumitomo Metal Industries Ltd.	80,000	352,225
Sumitomo Metal Mining Co. Ltd.	12,000	183,556
Sumitomo Mitsui Financial Group Inc.	136	1,022,748
Sumitomo Realty & Development Co. Ltd.	8,000	159,145
Sumitomo Rubber Industries Ltd.	3,000	22,376
Sumitomo Trust & Banking Co. Ltd.	30,000	209,584
Suruga Bank Ltd.	4,000	52,079
Suzuken Co. Ltd.	1,180	43,588
Suzuki Motor Corp.	7,500	177,634
T&D Holdings Inc.	4,100	252,890
Taiheiyo Cement Corp.	17,000	34,156
Taisei Corp.	18,000	42,936
Taisho Pharmaceutical Co. Ltd.	3,000	55,810
Taiyo Nippon Sanso Corp.	7,000	58,406
Takashimaya Co. Ltd.	7,000	63,599
Takeda Pharmaceutical Co. Ltd.	17,500	890,041
Takefuji Corp.	2,250	31,332
TDK Corp.	2,600	155,579
Teijin Ltd.	18,000	61,762
Terumo Corp.	3,500	179,084
The Hachijuni Bank Ltd.	7,549	48,979
The Hiroshima Bank Ltd.	9,000	40,129
THK Co. Ltd.	2,200	42,809
Tobu Railway Co. Ltd.	17,000	80,588

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toho Co. Ltd.	2,200	$44,964
Toho Gas Co. Ltd.	9,000	49,329
Toho Titanium Co. Ltd.	400	7,844
Tohoku Electric Power Co. Inc.	9,000	196,034
Tokai Rika Co. Ltd.	1,000	20,671
Tokuyama Corp.	5,000	37,259
Tokyo Broadcasting System Inc.	700	13,296
Tokyo Electric Power Co. Inc.	25,200	648,860
Tokyo Electron Ltd.	3,500	201,838
Tokyo Gas Co. Ltd.	47,000	189,903
Tokyo Steel Manufacturing Co. Ltd.	1,500	17,373
Tokyo Tatemono Co. Ltd.	6,000	38,860
Tokyu Corp.	23,000	119,343
Tokyu Land Corp.	9,000	51,248
TonenGeneral Sekiyu KK	5,000	45,421
Toppan Printing Co. Ltd.	11,000	121,171
Toray Industries Inc.	28,000	150,275
Toshiba Corp.	64,000	472,163
Tosoh Corp.	11,000	45,038
Toto Ltd.	6,000	42,275
Toyo Seikan Kaisha Ltd.	3,700	65,319
Toyo Suisan Kaisha Ltd.	2,000	45,265
Toyoda Gosei Co. Ltd.	1,200	35,117
Toyota Boshoku Corp.	1,000	26,793
Toyota Industries Corp.	3,700	118,796
Toyota Motor Corp.	56,000	2,643,424
Toyota Tsusho Corp.	4,500	105,621
Trend Micro Inc.	2,500	82,443
UBE Industries Ltd.	21,000	74,384
Unicharm Corp.	800	56,907
UNY Co. Ltd.	3,000	29,574
Ushio Inc.	2,000	32,751
USS Co. Ltd.	350	23,126
West Japan Railway Co.	36	176,698
Yahoo! Japan Corp.	320	123,249
Yakult Honsha Co. Ltd.	2,400	67,580
Yamada Denki Co. Ltd.	1,860	132,522
Yamaguchi Financial Group Inc.	4,000	55,364
Yamaha Corp.	3,700	71,548
Yamaha Motor Co. Ltd.	3,900	73,039
Yamato Holdings Co. Ltd.	8,000	111,671
Yamato Kogyo Co. Ltd.	800	38,122
Yamazaki Baking Co. Ltd.	2,000	22,010
Yaskawa Electric Corp.	5,000	49,067
Yokogawa Electric Corp.	3,900	35,731

		53,818,154

Netherlands (2.53%)
Aegon NV	29,226	384,225
Akzo Nobel NV	5,633	385,486
ASML Holding NV	8,669	212,185
Corio NV	822	64,025

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Fugro NV	1,251	$106,525
Heineken Holding NV	1,990	91,083
Heineken NV	5,196	264,599
ING Groep NV	39,656	1,253,828
Koninklijke Ahold NV	25,119	336,735
Koninklijke DSM NV	2,896	169,739
Koninklijke KPN NV	38,288	654,602
Koninklijke Philips Electronics NV	22,617	765,932
Randstad Holding NV (b)	1,897	66,019
Reed Elsevier NV	12,702	212,578
SBM Offshore NV	2,616	96,257
SNS Reaal	2,045	39,512
TNT NV	8,020	272,953
TomTom NV (b)	898	25,654
Unilever NV CVA	34,104	964,412
Wolters Kluwer - CVA	5,640	131,276

		6,497,625

New Zealand (0.09%)
Auckland International Airport Ltd.	19,700	29,278
Contact Energy Ltd.	4,623	28,136
Fletcher Building Ltd.	10,482	50,729
Sky City Entertainment Group Ltd.	9,546	22,263
Telecom Corp. of New Zealand Ltd.	37,895	103,108

		233,514

Norway (1.11%)
Acergy SA	4,181	93,161
Aker Solutions ASA	3,200	75,402
DnB NOR ASA	15,228	193,459
Norsk Hydro ASA	14,300	208,514
Orkla ASA	17,280	221,417
Petroleum Geo-Services ASA (b)	3,631	88,918
Renewable Energy Corp. AS (b)	3,150	81,328
SeaDrill Ltd.	5,850	178,560
StatoilHydro ASA	26,420	985,724
Storebrand ASA	8,646	64,168
Telenor ASA	17,065	320,347
Yara International ASA	3,924	346,550

		2,857,548

Portugal (0.26%)
Banco BPI SA	4,303	17,852
Banco Comercial Portugues SA - R	37,248	80,339
Banco Espirito Santo SA Reg.	4,429	68,889
Brisa	5,793	66,740
CIMPOR-Cimentos de Portugal SGPS SA	5,280	35,580
Energias de Portugal SA	37,540	195,204
Portugal Telecom SGPS SA	13,981	158,132
Sonae SGPS SA	11,939	14,380

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Portugal (Cont.)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,423	$28,392

		665,508

Singapore (1.19%)
Ascendas Real Estate Investment Trust	18,900	30,644
Capitacommercial Trust	11,000	15,468
Capitaland Ltd.	36,000	151,275
Capitamall Trust	30,000	66,169
City Developments Ltd.	12,000	96,053
Comfortdelgro Corp. Ltd.	43,000	47,535
Cosco Corp. Singapore Ltd.	22,000	51,914
DBS Group Holdings Ltd.	23,652	329,070
Fraser and Neave Ltd.	21,894	73,043
Genting International PLC (b)	45,000	19,183
Golden Agri-Resources Ltd.	103,000	68,134
Jardine Cycle & Carriage Ltd.	1,863	23,349
Keppel Corp. Ltd.	26,000	213,264
Keppel Land Ltd.	9,000	32,872
Neptune Orient Lines Ltd.	8,000	19,028
Noble Group Ltd.	28,400	49,709
Olam International Ltd.	21,798	38,883
Oversea-Chinese Banking Corp.	52,840	318,269
Parkway Holdings Ltd.	15,400	26,276
Sembcorp Industries Ltd.	18,220	55,930
Sembcorp Marine Ltd.	21,800	64,983
Singapore Airlines Ltd.	11,267	121,942
Singapore Exchange Ltd.	17,000	86,720
Singapore Press Holdings Ltd.	34,000	106,308
Singapore Technologies Engineering Ltd.	30,000	60,733
Singapore Telecommunications Ltd.	166,450	443,712
United Overseas Bank Ltd.	25,392	348,589
UOL Group Ltd.	5,639	14,072
Venture Corp. Ltd.	4,000	28,944
Wilmar International Ltd.	16,000	59,505

		3,061,576

Spain (4.02%)
Abertis Infraestructuras SA	5,518	130,925
Acciona SA	589	139,232
Acerinox SA	3,080	70,945
ACS Actividades de Construccion y Servicios SA	4,065	204,228
Banco Bilbao Vizcaya Argentaria SA	73,691	1,404,090
Banco de Sabadell SA	18,608	157,327
Banco Popular Espanol SA	16,924	233,221
Banco Santander SA	129,339	2,359,669
Bankinter SA	5,209	59,295
Cintra Concesiones de Infraestructuras de Transporte SA	3,998	44,604

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Criteria Caixacorp SA	17,157	$102,919
Enagas	3,281	92,616
Fomento de Construcciones y Contratas SA	821	48,784
Gamesa Corp Technologica SA	3,697	180,993
Gas Natural SDG SA	2,248	130,544
Gestevision Telecinco SA	2,014	25,647
Grifols SA	2,522	80,326
Grupo Ferrovial SA	1,278	79,118
Iberdrola Renovables (b)	15,620	120,339
Iberdrola SA	72,024	959,632
Iberia Lineas Aereas de Espana SA	8,355	19,995
Inditex SA	4,448	203,899
Indra Sistemas SA	2,428	62,947
Mapfre SA	13,427	64,095
Promotora de Infomaciones SA	1,117	11,959
Red Electrica de Espana	2,126	138,004
Repsol YPF SA	15,212	596,985
Sacyr Vallehermoso SA	1,702	52,094
Telefonica SA	88,849	2,351,276
Union Fenosa SA	2,572	149,465
Zardoya Otis SA	2,140	44,408
Zardoya Otis SA Rights (b)	2,140	4,414

		10,323,995

Sweden (2.14%)
Alfa Laval AB	8,908	137,624
ASSA ABLOY AB Class B	6,742	97,004
Atlas Copco AB Class A	13,012	190,305
Atlas Copco AB Class B	6,442	85,195
Boliden AB	5,800	46,830
Electrolux AB Series B	5,534	70,319
Ericsson LM Class B	62,357	648,418
Getinge AB Class B	3,736	91,088
Hennes & Mauritz AB Class B	10,098	544,790
Holmen AB Class B	780	22,805
Husqvarna AB Class B	5,534	48,137
Investor AB B Shares	10,026	210,490
Lundin Petroleum AB (b)	3,010	44,293
Millicom International Cellular SA	1,300	135,559
Modern Times Group MTG AB Class B	727	42,557
Nordea Bank AB	43,342	593,894
Sandvik AB	20,614	280,072
Scania AB Class B	6,576	90,083
Securitas AB Class B	6,632	76,714
Skandinaviska Enskilda Banken AB Class A	10,443	192,664
Skanska AB Class B	8,198	116,923
SKF AB Class B	8,379	131,477
SSAB Svenskt Stal AB Series A	4,187	134,283
SSAB Svenskt Stal AB Series B	2,051	58,576
Svenska Cellulosa AB B Shares	12,199	171,648

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Svenska Handelsbanken AB A Shares	9,892	$234,345
Swedbank AB - A Shares	6,800	130,656
Swedish Match AB	6,042	123,134
Tele2 AB Class B	6,180	120,180
TeliaSonera AB	47,960	354,568
Volvo AB Class B	22,350	272,157

		5,496,788

Switzerland (6.96%)
ABB Ltd. Reg. (b)	45,355	1,283,812
Actelion Ltd. Reg. (a)	1,720	91,751
Adecco SA Reg.	2,572	127,139
Baloise Holding AG Reg.	1,017	107,121
Compagnie Financiere Richemont AG A Units	10,932	606,680
Credit Suisse Group	21,655	985,671
EFG International Reg.	665	18,098
Geberit AG Reg. (b)	780	114,519
Givaudan SA Reg.	129	114,992
Holcim Ltd. (b)	4,418	357,116
Julius Baer Holding AG Reg.	4,501	301,850
Kuehne & Nagel International AG Reg.	1,139	107,774
Lindt & Spruengli AG	14	38,581
Logitech International SA (b)	3,067	81,993
Lonza Group AG	919	127,004
Nestle SA	81,370	3,666,912
Nobel Biocare Holding AG Reg.	2,315	75,270
Novartis AG	48,086	2,646,278
OC Oerlikon Corp. AG Reg. (b)	97	26,766
Pargesa Holding SA	481	53,630
Roche Holding AG	14,566	2,618,563
Schindler Holding AG	932	69,229
SGS SA	96	136,901
Sonova Holding AG Reg.	966	80,094
Straumann Holding AG	119	28,447
Sulzer AG Reg. (b)	640	81,257
Swiss Life Holding Reg. (b)	673	179,031
Swiss Reinsurance	7,270	481,941
Swisscom AG	495	164,866
Syngenta AG Reg.	2,179	705,937
Synthes Inc.	1,292	177,705
The Swatch Group AG Class B	663	164,860
The Swatch Group AG Reg. (b)	1,009	47,067
UBS AG Reg. (b)	60,733	1,265,569
Zurich Financial Services AG Reg.	3,019	769,406

		17,903,830

United Kingdom (21.24%)
3i Group PLC	7,767	127,054
Alliance & Leicester PLC	7,097	41,419
AMEC PLC	7,003	123,402
Anglo American PLC	27,395	1,924,067

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Antofagasta PLC	7,711	$100,265
Associated British Foods PLC	7,001	105,456
AstraZeneca PLC	29,754	1,269,467
Aviva PLC	54,669	541,998
BAE Systems PLC	72,789	638,896
Balfour Beatty PLC	10,496	88,296
Barclays PLC	134,999	765,919
Barclays PLC Rights (b) (d)	28,928	5,474
BG Group PLC	69,286	1,800,581
BHP Billiton PLC	45,731	1,753,798
BP PLC	390,348	4,524,397
British Airways PLC	11,408	48,591
British American Tobacco PLC	31,365	1,081,907
British Energy Group PLC	20,667	290,746
British Land Co. PLC	10,771	151,468
British Sky Broadcasting Group PLC	23,394	219,266
BT Group PLC	165,814	656,907
Bunzl PLC	7,398	96,091
Burberry Group PLC	9,133	82,144
Cadbury PLC	27,245	341,749
Cairn Energy PLC (b)	2,615	167,832
Capita Group PLC	12,147	165,702
Carnival PLC	3,475	110,327
Carphone Warehouse Group PLC	6,679	26,246
Cattles PLC RFD (b)	562	1,436
Centrica PLC	76,573	470,965
Cobham PLC	20,365	79,932
Compass Group PLC	39,773	299,172
Daily Mail & General Trust Class A NV	5,336	33,151
Diageo PLC	52,995	970,938
Enterprise Inns PLC	11,784	94,832
Eurasian Natural Resources Corp. (b)	6,237	164,332
Experian Group Ltd.	21,172	156,587
FirstGroup PLC	10,020	103,330
Friends Provident PLC	45,366	91,737
G4S PLC	24,429	98,123
GKN PLC	13,265	58,548
GlaxoSmithKline PLC	113,234	2,503,144
Hammerson PLC	6,262	110,916
Hays PLC	30,718	55,073
HBOS PLC	76,508	418,870
HBOS PLC - NPR (b)	30,603	6,553
Home Retail Group PLC	17,524	75,725
HSBC Holdings PLC	245,435	3,779,122
ICAP PLC	10,458	112,019
IMI PLC	5,962	51,486
Imperial Tobacco Group PLC	20,924	777,303
Inchcape PLC	7,447	47,136
InterContinental Hotels Group PLC	6,063	80,809
International Power PLC	30,916	264,850
Invensys PLC (b)	17,305	89,415
Investec PLC	7,093	43,515
ITV PLC	77,395	68,531

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
J Sainsbury PLC	22,467	$141,830
Johnson Matthey PLC	4,480	163,934
Kazakhmys PLC	3,786	119,373
Kingfisher PLC	50,260	111,427
Ladbrokes PLC	11,348	57,660
Land Securities Group PLC	9,658	235,686
Legal & General Group PLC	129,555	257,081
Liberty International PLC	5,151	87,912
Lloyds TSB Group PLC	115,894	711,045
LogicaCMG PLC	30,231	64,734
London Stock Exchange Group PLC Deferred Shares (b) (d)	3,964	0
London Stock Exchange Group PLC	3,342	51,602
Lonmin PLC	3,319	209,451
Man Group PLC	35,741	441,523
Marks & Spencer Group PLC	34,774	226,121
Meggitt PLC	13,065	55,116
Mondi PLC	7,165	42,055
National Express Group PLC	2,410	45,462
National Grid PLC	52,392	686,773
Next PLC	4,501	86,525
Old Mutual PLC	103,153	190,672
Pearson PLC	16,658	202,996
Persimmon PLC	5,386	33,711
Prudential PLC	51,170	539,732
Punch Taverns PLC	5,336	33,163
Reckitt Benckiser Group PLC	12,594	636,103
Reed Elsevier PLC	23,034	262,486
Rentokil Intial PLC	36,225	71,351
Rexam PLC	12,872	98,884
Rio Tinto PLC	20,653	2,487,198
Rolls-Royce Group PLC (b)	36,961	249,812
Royal Bank of Scotland Group PLC (b)	332,255	1,414,464
Royal Dutch Shell PLC Class A	73,559	3,015,315
Royal Dutch Shell PLC Class B	56,847	2,276,348
SABMiller PLC	18,780	429,067
Sage Group PLC	27,438	113,589
Schroders PLC	1,750	31,689
Scottish & Southern Energy PLC	17,951	500,168
Segro PLC	7,972	62,335
Serco Group PLC	10,387	92,173
Severn Trent PLC	4,312	109,727
Shire Ltd.	10,738	176,134
Smith & Nephew PLC	18,655	204,673
Smiths Group PLC	8,052	173,495
Stagecoach Group PLC	11,526	63,930
Standard Chartered PLC	29,283	829,284
Standard Life PLC	43,440	181,488
Tate & Lyle PLC	8,919	70,282
Taylor Wimpey PLC	22,333	27,358
Tesco PLC	161,640	1,182,293
The Berkeley Group Holdings PLC (b)	1,551	20,941
Thomas Cook Group PLC	8,460	39,222

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Thomson Reuters PLC	4,128	$110,095
Tomkins PLC	15,729	47,091
Tui Travel PLC	8,842	35,932
Tullow Oil PLC	15,100	286,946
Unilever PLC	26,832	762,353
United Utilities PLC	18,501	251,763
Vedanta Resources PLC	2,857	123,383
Vodafone Group PLC	1,099,047	3,238,160
Whitbread PLC	3,892	94,912
William Hill PLC	7,600	48,199
William Morrison Supermarkets PLC	50,970	268,698
Wolseley PLC	13,638	101,615
WPP Group PLC	23,118	220,909
Xstrata PLC	13,112	1,044,516

		54,606,980

Total Common Stocks
(cost $203,756,418)		250,932,583

Preferred Stocks (0.40%) (a)
Germany (0.38%)
Bayerische Moteren Werke (BMW) AG PFD	800	31,753
Fresenius SE PFD	1,512	130,636
Henkel KGaA	3,810	151,402
Porsche Automobil Holding SE PFD	1,700	261,764
ProSiebenSat.1 Media AG	1,523	15,274
RWE AG-Non Voting PFD	640	64,382
Volkswagen AG PFD	2,207	319,589

		974,800

Italy (0.02%)
IFI - Istituto Finanziario
Industriale SpA (b)	1,010	20,018
Unipol Gruppo Finanziario SpA	16,596	31,888

		51,906

Total Preferred Stocks
(cost $678,596)		1,026,706

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.59%)
State Street Bank & Trust Co. Repurchase Agreement, (e) 0.900%, agreement date 06/30/2008, to be repurchased at $1,525,998 on 07/01/2008	$1,525,959	$1,525,959

Total Repurchase Agreement
(cost $1,525,959)		1,525,959

TOTAL INVESTMENTS (98.58%)
(cost $205,960,973)		253,485,248
CASH (f) AND OTHER ASSETS, NET OF LIABILITIES (1.42%)		3,649,802

NET ASSETS (100.0%)		$257,135,050

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange.

This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(d)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(e)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 2.82125%, a maturity date of December 15, 2034, and a market value of $1,556,881 as of June 30, 2008.

(f)	At June 30, 2008, cash has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

FDR - Fiduciary Depository Receipts

INTERNATIONAL INDEX FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$88,596,917	34.96%
British Pound	54,606,980	21.54
Japanese Yen	53,818,154	21.23
Swiss Franc	17,903,830	7.06
Australian Dollar	17,324,344	6.83
Swedish Krona	5,496,788	2.17
Hong Kong Dollar	5,384,782	2.12
Singapore Dollar	3,061,576	1.21
Norwegian Krone	2,857,548	1.13
Danish Krone	2,674,856	1.06
United States Dollar	1,525,959	0.60
New Zealand Dollar	233,514	0.09

Total Investments	253,485,248	100.00%

INTERNATIONAL INDEX FUND

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$61,148,010	23.78%
Industrials	29,853,005	11.61
Materials	28,734,358	11.17
Energy	24,027,161	9.35
Consumer Discretionary	24,409,166	9.49
Consumer Staples	20,690,718	8.05
Health Care	18,440,194	7.17
Utilities	16,173,634	6.29
Information Technology	14,393,652	5.60
Telecommunication Services	14,089,391	5.48

Total Stocks	251,959,289	97.99
Repurchase Agreement	1,525,959	0.59
Cash and Other Assets, Net of Liabilities	3,649,802	1.42

Net Assets	$257,135,050	100.00%

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Registered Investment Companies (100.14%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (43.54%) (a)	7,172,448	$74,736,913
State Farm Mutual Fund Trust Equity Fund Institutional Shares (56.60%) (a)	15,748,266	97,166,798

Total Registered Investment Companies
(cost $196,323,100)		171,903,711

TOTAL INVESTMENTS (100.14%)
(cost $196,323,100)		171,903,711
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.14%)		(243,878)

NET ASSETS (100.00%)		$171,659,833

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (60.02%)
Aerospace/Defense (0.32%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$989,566

Agriculture, Foods, & Beverage (4.14%)
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	998,500
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,006,443
ConAgra Inc.
7.875%, 09/15/2010	333,000	352,009
Kellogg Co.
6.600%, 04/01/2011	500,000	526,049
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	509,034
Hershey Co.
5.300%, 09/01/2011	500,000	510,769
General Mills Inc.
6.000%, 02/15/2012	500,000	514,135
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,040,073
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	512,307
Bottling Group LLC
4.625%, 11/15/2012	500,000	505,589
Kellogg Co.
5.125%, 12/03/2012	500,000	506,576
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	505,161
Pepsico Inc.
4.650%, 02/15/2013	500,000	507,422
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	487,921
Hershey Co.
5.450%, 09/01/2016	500,000	498,983
General Mills Inc.
5.700%, 02/15/2017	1,000,000	991,218
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	466,905
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,015,986
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	486,041

		12,941,121

Automotive (0.64%)
Toyota Motor Credit Corp.
2.875%, 08/01/2008	1,000,000	999,756
Ford Motor Credit Co.
5.625%, 10/01/2008	500,000	491,517
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	518,488

		2,009,761

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (4.56%)
Bank of America Corp.
3.250%, 08/15/2008	$1,000,000	$999,650
Bank of New York
5.050%, 03/03/2009	500,000	503,856
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	1,002,915
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	992,543
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	506,893
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,001,871
Wachovia Corp.
5.350%, 03/15/2011	500,000	489,216
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,011,305
Royal Bank of Canada
5.650%, 07/20/2011	500,000	518,784
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,011,618
Deutsche Bank AG London
5.375%, 10/12/2012	500,000	507,365
SunTrust Banks Inc.
5.250%, 11/05/2012	500,000	488,869
Wachovia Corp.
5.700%, 08/01/2013	500,000	479,330
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	492,655
US Bank NA
4.950%, 10/30/2014	500,000	492,952
Fifth Third Bank
4.750%, 02/01/2015	500,000	409,851
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	456,803
Wachovia Bank NA
5.600%, 03/15/2016	500,000	464,321
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	496,094
Wachovia Corp.
5.750%, 06/15/2017	500,000	461,113
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	1,009,700
Suntrust Banks Inc.
6.000%, 09/11/2017	500,000	476,938

		14,274,642

Building Materials & Construction (2.00%)
Lafarge SA
6.150%, 07/15/2011	500,000	502,916
CRH America Inc.
5.625%, 09/30/2011	500,000	488,833

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Cooper Industries Inc.
5.250%, 11/15/2012	$1,000,000	$1,004,189
Hanson Australia Funding
5.250%, 03/15/2013	500,000	488,061
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	485,736
CRH America Inc.
5.300%, 10/15/2013	1,000,000	930,688
Masco Corp.
4.800%, 06/15/2015	500,000	435,448
Hanson PLC
6.125%, 08/15/2016	1,000,000	992,177
CRH America Inc.
6.000%, 09/30/2016	500,000	463,707
Masco Corp.
5.850%, 03/15/2017	500,000	453,196

		6,244,951

Chemicals (1.78%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	996,289
E. I. du Pont de Nemours and Co.
5.000%, 01/15/2013	500,000	504,220
4.125%, 03/06/2013	500,000	486,192
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	500,976
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	501,058
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,000,240
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	486,874
PPG Industries Inc.
7.400%, 08/15/2019	500,000	561,176
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	530,303

		5,567,328

Commercial Service/Supply (1.40%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	489,565
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	501,778
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	489,691
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	495,507
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	916,346
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	490,975
5.750%, 09/15/2017	500,000	497,133

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
Cintas Corp. No. 2
6.125%, 12/01/2017	$500,000	$506,923

		4,387,918

Computers (0.49%)
International Business Machines Corp.
4.250%, 09/15/2009	500,000	504,553
4.950%, 03/22/2011	500,000	512,117
5.700%, 09/14/2017	500,000	507,458

		1,524,128

Consumer & Marketing (3.20%)
The Procter & Gamble Co.
3.500%, 12/15/2008	500,000	500,991
Clorox Co.
4.200%, 01/15/2010	500,000	495,883
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	490,001
Avon Products Inc.
5.125%, 01/15/2011	500,000	507,858
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,026,213
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	479,576
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,004,834
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	484,875
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,032,763
Clorox Co.
5.000%, 01/15/2015	500,000	475,939
Black & Decker Corp.
5.750%, 11/15/2016	500,000	476,665
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	977,371
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	519,175
Danaher Corp.
5.625%, 01/15/2018	500,000	494,363
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,058,009

		10,024,516

Electronic/Electrical Mfg. (0.90%)
Emerson Electric Co.
7.125%, 08/15/2010	315,000	336,488
General Electric Co.
5.000%, 02/01/2013	500,000	503,599
Public Service of Colorado
4.875%, 03/01/2013	500,000	501,808

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Mfg. (Cont.)
Emerson Electric Co.
4.500%, 05/01/2013	$500,000	$494,846
4.750%, 10/15/2015	1,000,000	974,746

		2,811,487

Financial Services (5.19%)
Caterpillar Financial Services Corp.
2.700%, 07/15/2008	500,000	499,900
4.500%, 06/15/2009	500,000	503,273
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	993,373
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	990,740
SLM Corp.
4.500%, 07/26/2010	1,000,000	925,308
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,013,619
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	1,015,722
American Express Credit
5.000%, 12/02/2010	1,000,000	1,006,835
Household Finance Corp.
5.250%, 01/14/2011	500,000	501,202
SLM Corp.
5.450%, 04/25/2011	500,000	456,624
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	516,459
American Express Co.
5.250%, 09/12/2011	500,000	494,703
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	993,746
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	487,807
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	498,433
Citigroup Inc.
5.125%, 05/05/2014	500,000	477,473
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	493,902
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	474,414
Citigroup Inc.
5.300%, 01/07/2016	500,000	466,833
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	488,235
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	485,319
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	512,086
JPMorgan Chase Bank NA
6.000%, 10/01/2017	500,000	485,722

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
ProLogis Trust
6.625%, 05/15/2018	$500,000	$492,529
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	972,796

		16,247,053

Forest Products & Paper (0.47%)
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	499,718
International Paper Co.
5.250%, 04/01/2016	500,000	427,401
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	547,480

		1,474,599

Health Care (6.71%)
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	1,000,192
Abbott Laboratories
3.500%, 02/17/2009	500,000	500,675
Amgen Inc.
4.000%, 11/18/2009	500,000	500,542
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,015,022
Medtronic Inc.
4.375%, 09/15/2010	500,000	507,854
Abbott Laboratories
5.600%, 05/15/2011	750,000	784,294
Johnson & Johnson
5.150%, 08/15/2012	500,000	523,730
AstraZeneca PLC
5.400%, 09/15/2012	500,000	511,327
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	500,758
Wyeth
5.500%, 03/15/2013	500,000	510,316
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	492,793
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	993,818
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,006,624
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,004,319
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	970,855
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,023,903
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	922,500
Amgen Inc.
4.850%, 11/18/2014	500,000	480,115

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Merck & Co. Inc.
4.750%, 03/01/2015	$500,000	$493,795
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	951,604
Medtronic Inc.
4.750%, 09/15/2015	500,000	485,262
Abbott Laboratories
5.875%, 05/15/2016	750,000	771,643
Baxter International Inc.
5.900%, 09/01/2016	500,000	511,975
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	1,996,906
Wyeth
5.450%, 04/01/2017	500,000	493,127
Amgen Inc.
5.850%, 06/01/2017	500,000	492,483
Johnson & Johnson
5.550%, 08/15/2017	500,000	520,651
AstraZeneca PLC
5.900%, 09/15/2017	500,000	512,500
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	493,770

		20,973,353

Machinery & Manufacturing (4.89%)
3M Co.
5.125%, 11/06/2009	2,000,000	2,049,318
United Technologies Corp.
4.375%, 05/01/2010	500,000	510,177
Deere & Co.
7.850%, 05/15/2010	500,000	534,198
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,011,277
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	494,463
Covidien International
5.450%, 10/15/2012	500,000	506,884
Goodrich Corp.
7.625%, 12/15/2012	500,000	544,702
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	490,991
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	514,976
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	751,124
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	994,008
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	938,619
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	469,994

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Dover Corp.
4.875%, 10/15/2015	$1,000,000	$972,795
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,015,017
Caterpillar Inc.
5.700%, 08/15/2016	500,000	509,390
Eaton Corp.
5.300%, 03/15/2017	1,000,000	969,441
Honeywell International Inc.
5.300%, 03/15/2017	500,000	496,865
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	507,597
Covidien International
6.000%, 10/15/2017	500,000	506,047
United Technologies Corp.
5.375%, 12/15/2017	500,000	499,603

		15,287,486

Media & Broadcasting (1.97%)
Knight-Ridder Inc.
9.875%, 04/15/2009	11,000	11,083
New York Times Co.
4.500%, 03/15/2010	500,000	489,323
Gannett Co.
5.750%, 06/01/2011	1,000,000	983,206
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,044,642
Thomson Reuters Corp.
5.700%, 10/01/2014	1,000,000	984,560
Knight-Ridder Inc.
4.625%, 11/01/2014	1,000,000	695,000
New York Times Co.
5.000%, 03/15/2015	500,000	453,206
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,016,123
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	493,607

		6,170,750

Mining & Metals (1.93%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	997,050
BHP Billiton Finance Ltd.
5.000%, 12/15/2010	500,000	505,465
5.125%, 03/29/2012	500,000	498,572
BHP Finance USA
4.800%, 04/15/2013	500,000	488,095
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	952,787
Alcan Inc.
5.000%, 06/01/2015	1,000,000	957,924

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Alcoa Inc.
5.550%, 02/01/2017	$500,000	$468,175
BHP Billiton Finance Ltd.
5.400%, 03/29/2017	500,000	477,252
Alcoa Inc.
5.870%, 02/23/2022	750,000	686,067

		6,031,387

Oil & Gas (3.10%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,027,161
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	544,125
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,573,491
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	513,547
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	514,027
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	484,052
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	1,000,537
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	509,394
Apache Corp.
5.625%, 01/15/2017	500,000	505,896
Shell International Finance
5.200%, 03/22/2017	500,000	509,862
Canadian National Resources
5.700%, 05/15/2017	500,000	489,827
Weatherford International Inc.
6.350%, 06/15/2017	500,000	506,440
EOG Resources Inc.
5.875%, 09/15/2017	500,000	503,374
Husky Energy Inc.
6.200%, 09/15/2017	500,000	504,896
Encana Corp.
5.900%, 12/01/2017	500,000	502,549

		9,689,178

Retailers (4.79%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	1,000,647
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	980,008
CVS Corp.
4.000%, 09/15/2009	1,000,000	994,573
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	977,907
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	1,013,281

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Home Depot Inc.
4.625%, 08/15/2010	$500,000	$493,397
Safeway Inc.
4.950%, 08/16/2010	500,000	503,234
Albertson’s Inc.
7.500%, 02/15/2011	500,000	514,628
Home Depot Inc.
5.200%, 03/01/2011	500,000	495,889
CVS Corp.
5.750%, 08/15/2011	500,000	512,304
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,034,290
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	515,285
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,004,618
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	978,368
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	985,414
Target Corp.
5.875%, 07/15/2016	1,000,000	1,015,686
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	492,195
McDonald’s Corp.
5.300%, 03/15/2017	500,000	490,073
Target Corp.
5.375%, 05/01/2017	500,000	489,373
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	491,776

		14,982,946

Telecom & Telecom Equipment (2.60%)
GTE North Inc.
5.650%, 11/15/2008	500,000	503,440
Vodafone Group PLC
7.750%, 02/15/2010	500,000	522,483
Deutsche Telekom International Finance
8.000%, 06/15/2010	500,000	528,945
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,021,056
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,029,589
Vodafone Group PLC
5.500%, 06/15/2011	500,000	504,908
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	521,329
Alltel Corp.
7.000%, 07/01/2012	500,000	510,000
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,006,680

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
BellSouth Corp.
5.200%, 09/15/2014	$1,000,000	$985,467
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	990,321

		8,124,218

Utilities & Energy (8.94%)
Pacificorp
4.300%, 09/15/2008	1,000,000	1,000,252
Duke Energy Corp.
4.500%, 04/01/2010	500,000	503,557
Progress Energy Florida
4.500%, 06/01/2010	500,000	505,090
Commonwealth Edison Co.
4.740%, 08/15/2010	500,000	498,087
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	530,958
Reliant Energy
7.750%, 02/15/2011	500,000	527,200
Appalachian Power Co.
5.550%, 04/01/2011	500,000	502,020
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	501,604
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	506,513
Tampa Electric Co.
6.875%, 06/15/2012	500,000	523,443
Appalachian Power Co.
5.650%, 08/15/2012	500,000	500,219
Northern States Power Co.
8.000%, 08/28/2012	500,000	558,899
Southern California Gas
4.800%, 10/01/2012	500,000	497,955
Georgia Power Co.
5.125%, 11/15/2012	200,000	203,025
Virginia Electric & Power
5.100%, 11/30/2012	500,000	500,250
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,005,559
Florida Power Corp.
4.800%, 03/01/2013	500,000	496,142
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	483,978
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	981,287
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	486,191
PSI Energy
5.000%, 09/15/2013	1,000,000	982,171
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	989,861

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Union Electric Co.
5.500%, 05/15/2014	$500,000	$490,697
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	941,719
Union Electric Co.
4.750%, 04/01/2015	500,000	461,055
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	464,485
Southwestern Electric Power
5.375%, 04/15/2015	500,000	476,643
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	503,055
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	993,736
Virginia Electric & Power
5.400%, 01/15/2016	500,000	488,575
Ohio Power Co.
6.000%, 06/01/2016	500,000	496,002
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	497,486
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	483,249
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	487,472
Georgia Power Co.
5.700%, 06/01/2017	500,000	510,543
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	957,570
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	494,016
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	970,991
Union Electric Co.
6.400%, 06/15/2017	500,000	499,036
Florida Power Corp.
5.800%, 09/15/2017	500,000	511,830
Virginia Electric & Power
5.950%, 09/15/2017	500,000	502,478
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	505,292
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	498,060
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	452,819
Southern California Gas
5.450%, 04/15/2018	500,000	501,911
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	497,094

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Northern States Power Co.
6.200%, 07/01/2037	$1,000,000	$1,009,024

		27,979,099

Total Corporate Bonds
(cost $188,558,009)		187,735,487

Taxable Municipal Bonds (0.31%)
Illinois State
3.850%, 06/01/2013	1,000,000	958,340

Total Taxable Municipal Bonds
(cost $998,923)		958,340

Foreign Government Bonds (0.16%)
Province of Ontario
5.500%, 10/01/2008	500,000	503,709

Total Foreign Government Bonds
(cost $498,468)		503,709

Commercial Mortgage-Backed Securities (3.03%)
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	1,864,986
Morgan Stanley Capital Series
2006-T23 Class A4
5.984%, 08/12/2041	2,000,000	1,963,700
Bear Stearns Commercial Mortgage
Securities Series 2007 - T26
Class A4
5.471%, 01/12/2045	2,000,000	1,865,436
Morgan Stanley Capital Series
2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	1,925,750
Morgan Stanley Capital Series
2007-T25 Class A3
5.514%, 11/12/2049	2,000,000	1,874,918

Total Commercial Mortgage Backed Securities
(cost $9,690,438)		9,494,790

	Principal amount	Value
Government Agency Securities (29.53%) (a)
Agency Notes & Bonds (7.16%)
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	$1,000,000	$1,043,456
4.500%, 07/15/2013	1,500,000	1,523,159
5.200%, 03/05/2019	2,000,000	1,976,720
5.300%, 05/12/2020	3,000,000	2,981,394
Federal National Mortgage Association
3.250%, 08/15/2008	1,500,000	1,501,185
6.625%, 11/15/2010	1,000,000	1,073,964
4.375%, 09/15/2012	1,500,000	1,524,490
5.550%, 02/16/2017	5,000,000	5,113,545
5.500%, 05/10/2027	5,000,000	5,026,690
7.125%, 01/15/2030	500,000	623,475

		22,388,078

Mortgage-Backed Securities (22.37%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	514,929	513,727
5.000%, 09/01/2018	439,886	439,333
5.000%, 09/01/2018	427,531	426,534
5.500%, 11/01/2018	426,352	432,152
4.500%, 11/01/2018	978,992	957,087
5.000%, 01/01/2019	426,727	424,665
5.000%, 04/01/2019	460,482	458,257
4.500%, 05/01/2019	536,796	523,443
4.000%, 05/01/2019	623,803	590,741
5.500%, 06/01/2019	726,828	736,262
5.000%, 01/01/2020	556,781	554,090
5.500%, 04/01/2020	588,302	594,467
5.500%, 07/01/2020	1,169,071	1,184,244
6.000%, 07/01/2021	1,329,417	1,362,386
6.000%, 11/01/2028	66,987	68,304
6.500%, 06/01/2029	98,981	103,124
7.500%, 12/01/2030	3,963	4,281
7.000%, 07/01/2031	10,733	11,335
6.500%, 09/01/2031	18,541	19,282
6.000%, 11/01/2032	273,668	278,281
6.000%, 12/01/2032	131,291	133,504
5.500%, 05/01/2033	1,731,198	1,715,238
5.500%, 07/01/2033	1,256,882	1,245,295
5.000%, 08/01/2033	1,207,939	1,164,931
5.500%, 03/01/2034	527,989	522,132
5.000%, 04/01/2034	1,066,001	1,026,713
6.000%, 07/01/2034	1,399,076	1,418,723
5.000%, 05/01/2035	1,476,400	1,419,679
5.500%, 05/01/2035	1,477,131	1,459,360
4.500%, 08/01/2035	840,004	779,907
5.000%, 10/01/2035	1,320,031	1,269,318
6.500%, 08/01/2036	1,327,977	1,370,695
5.500%, 10/01/2037	1,842,080	1,816,464
6.000%, 01/01/2038	1,864,157	1,885,091
6.000%, 01/01/2038	924,819	935,204

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
Federal National Mortgage Association
6.000%, 09/01/2013	$156,211	$160,819
5.500%, 12/01/2016	104,794	106,594
5.500%, 01/01/2017	48,601	49,436
5.500%, 01/01/2017	396,036	402,838
6.500%, 01/01/2017	46,158	48,167
5.500%, 02/01/2017	381,447	387,999
5.000%, 03/01/2017	368,945	368,596
6.000%, 04/01/2017	60,134	61,852
5.500%, 01/01/2018	223,053	226,605
5.000%, 02/01/2018	493,852	493,384
5.000%, 05/01/2018	382,834	382,017
5.000%, 05/01/2018	752,271	751,324
5.000%, 05/01/2018	810,804	809,782
4.500%, 05/01/2018	949,263	928,320
4.500%, 05/01/2018	943,589	922,771
4.500%, 03/01/2019	556,942	544,341
5.500%, 10/01/2019	1,039,625	1,054,234
5.000%, 11/01/2019	1,025,893	1,022,035
4.500%, 12/01/2019	598,025	583,336
5.000%, 06/01/2020	934,332	928,484
4.500%, 09/01/2020	1,040,430	1,011,949
5.000%, 05/01/2021	1,452,410	1,441,759
5.500%, 05/01/2021	704,942	710,883
4.500%, 04/01/2023	981,155	949,084
7.500%, 09/01/2029	50,850	54,884
8.000%, 03/01/2030	12,273	13,279
6.500%, 05/01/2030	88,863	92,416
6.500%, 08/01/2031	25,466	26,452
7.000%, 08/01/2031	4,568	4,827
6.500%, 10/01/2031	57,442	59,667
6.000%, 11/01/2031	42,760	43,481
7.000%, 01/01/2032	66,175	69,936
6.500%, 03/01/2032	34,566	35,905
6.000%, 03/01/2032	75,309	76,578
6.500%, 04/01/2032	231,473	240,293
7.000%, 04/01/2032	56,517	59,738
6.500%, 05/01/2032	573,721	603,308
6.000%, 05/01/2032	59,779	60,712
6.500%, 06/01/2032	80,176	83,231
7.000%, 06/01/2032	110,011	116,281
7.000%, 06/01/2032	78,201	82,658
6.500%, 07/01/2032	179,927	186,783
6.000%, 08/01/2032	293,827	298,412
5.500%, 10/01/2032	1,076,402	1,067,972
6.500%, 10/01/2032	344,694	357,829
6.000%, 11/01/2032	333,945	339,156
6.000%, 01/01/2033	217,212	220,602
5.500%, 03/01/2033	356,684	353,668
5.500%, 03/01/2033	842,599	835,473
6.000%, 04/01/2033	539,860	547,779

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.000%, 05/01/2033	$557,112	$537,450
5.000%, 05/01/2033	656,681	633,505
5.000%, 08/01/2033	1,118,913	1,079,423
5.500%, 10/01/2033	805,730	798,917
5.000%, 03/01/2034	1,767,468	1,705,089
5.500%, 05/01/2034	1,088,405	1,077,160
6.000%, 07/01/2034	626,474	634,488
5.500%, 12/01/2034	1,496,902	1,481,436
5.500%, 04/01/2035	1,256,235	1,242,077
5.500%, 07/01/2035	1,726,798	1,707,337
5.000%, 07/01/2035	1,471,882	1,415,796
5.000%, 10/01/2035	1,181,117	1,136,111
5.000%, 11/01/2035	822,902	791,545
6.000%, 08/01/2036	2,088,333	2,109,828
6.000%, 12/01/2037	871,337	880,120
5.500%, 02/01/2038	1,903,465	1,878,444
Government National Mortgage Association
6.000%, 05/15/2017	200,962	207,392
6.500%, 06/15/2028	100,186	104,117
6.000%, 11/15/2028	95,936	97,953
6.500%, 03/15/2029	119,587	124,243
7.000%, 06/15/2029	52,432	55,886
7.500%, 08/20/2030	22,397	24,001
6.000%, 01/15/2032	59,702	60,863
5.500%, 10/15/2033	747,840	747,351
5.000%, 11/20/2033	1,003,164	971,563
6.000%, 12/20/2033	334,009	339,493

		69,963,766

Total Government Agency Securities
(cost $92,988,154)		92,351,844

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (1.31%)
U.S. Treasury Bonds
7.500%, 11/15/2016	$500,000	$624,570
8.125%, 08/15/2019	750,000	1,001,719
6.250%, 08/15/2023	1,000,000	1,189,766
6.875%, 08/15/2025	1,000,000	1,275,000

Total U.S. Treasury Obligations
(cost $3,652,607)		4,091,055

Short-term Investments (4.71%)
JPMorgan U.S. Government Money Market Fund	14,718,645	14,718,645

Total Short-term Investments
(cost $14,718,645)		14,718,645

TOTAL INVESTMENTS (99.07%)
(cost $311,105,244)		309,853,870
OTHER ASSETS, NET OF LIABILITIES (0.93%)		2,912,917

NET ASSETS (100.00%)		$312,766,787

(a)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (98.28%) (b)
Alabama (0.83%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	A1	$1,000,000	$1,024,960

Arizona (1.51%)
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aaa	885,000	891,514
City of Scottsdale, Arizona, General Obligation Bonds, Projects of 2000 and 2004, Series 2008	4.250%	07/01/2025	Aaa	1,000,000	964,760

					1,856,274

California (13.89%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,566,630
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	933,651
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aa3	1,395,000	1,461,123
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aa3	1,500,000	1,562,805
State of California, General Obligation Bonds	5.250%	02/01/2019	A1	2,200,000	2,293,368
State of California, Various Purpose General Obligation Bonds (Prerefunded to 02-01-2012 @ 100) (c)	5.000%	02/01/2019	A1	650,000	690,372
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa3	1,000,000	1,036,760
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	Aa3	560,000	549,791
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A1	600,000	610,338
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,000,690
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA-	885,000	851,202
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	Aa3	1,195,000	1,224,277
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A1	1,300,000	1,370,629
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA-	930,000	881,147
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aa3	1,000,000	1,003,510

					17,036,293

Colorado (2.08%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	A2	1,320,000	1,436,437
El Paso County School District No. 2 - Harrison El Paso County Colorado, General Obligation Refunding Bonds Series 2007	4.375%	12/01/2020	Aaa	415,000	421,877
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aaa	675,000	688,419

					2,546,733

Connecticut (0.62%)
Town of New Canaan, Connecticut, General Obligation Bonds, Issue of 2005, Series B	4.500%	04/01/2020	Aaa	475,000	477,503

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Connecticut (Cont.)
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2021	Aa3	$265,000	$280,360

					757,863

Delaware (2.35%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A1	1,625,000	1,689,789
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	A1	1,170,000	1,190,873

					2,880,662

Florida (3.30%)
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A	5.000%	10/01/2026	A2	1,350,000	1,345,099
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	A2	1,000,000	953,380
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa2	1,700,000	1,746,750

					4,045,229

Georgia (0.85%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	A1	1,000,000	1,040,670

Idaho (2.45%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-	500,000	523,625
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,033,540
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	Aaa	1,430,000	1,455,282

					3,012,447

Illinois (0.86%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aa3	1,000,000	1,051,790

Indiana (1.18%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	A2	1,410,000	1,449,001

Iowa (2.05%)
Des Moines, Iowa, General Obligation Bonds, Series 2004D (Urban Renewal)	5.000%	06/01/2022	Aa2	500,000	507,345
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	Aa2	2,025,000	2,004,365

					2,511,710

Kansas (7.25%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	AA	730,000	756,192
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa2	1,020,000	1,021,683
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,019,020

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	AA	$245,000	$251,407
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aa1	1,000,000	1,021,430
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	2,340,000	2,354,859
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,465,757

					8,890,348

Louisiana (0.83%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A2	1,000,000	1,013,850

Maryland (1.93%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,324,450
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005	5.000%	06/01/2023	Aaa	1,000,000	1,042,040

					2,366,490

Massachusetts (0.87%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa2	1,000,000	1,069,690

Michigan (1.48%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2010 @ 100) (c)	5.250%	05/01/2019	Aa2	175,000	182,964
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.250%	11/01/2020	Aa3	585,000	617,327
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aaa	1,000,000	1,021,650

					1,821,941

Minnesota (3.00%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aa2	2,500,000	2,630,950
Independent School District Number 622, North St. Paul-Maplewood-Oakdale, Minnesota, General Obligation Refunding Bonds, Series 2006B	5.000%	08/01/2022	Aaa	1,000,000	1,049,740

					3,680,690

Mississippi (0.91%)
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.500%	11/01/2015	AA	1,055,000	1,119,207

Missouri (5.87%)
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002 (Prerefunded to 03-01-2012 @ 100) (c)	5.000%	03/01/2016	AA+	1,250,000	1,324,875
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,213,339
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000 (Prerefunded to 02-01-2011 @ 100) (c)	5.000%	02/01/2017	Aaa	2,500,000	2,620,550

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2003	4.625%	02/01/2022	Aaa		$1,000,000	$1,008,000
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA		1,000,000	1,033,300

						7,200,064

Montana (0.27%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	Aa2		315,000	328,180

Nebraska (1.37%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2		1,595,000	1,677,988

New Hampshire (2.89%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa3		1,210,000	1,235,229
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa3		1,280,000	1,301,158
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	Aa3		1,000,000	1,011,020

						3,547,407

New Jersey (1.08%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Baa1	(d)	1,300,000	1,327,105

New Mexico (0.83%)
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2		1,000,000	1,018,910

New York (1.96%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2		1,300,000	1,357,668
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	Aa3		1,000,000	1,043,740

						2,401,408

North Carolina (2.82%)
City of Winston-Salem, North Carolina, Water and Sewer System Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @ 101) (c)	5.000%	06/01/2018	Aa2		1,000,000	1,063,340
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa		1,000,000	1,034,340
State of North Carolina, General Obligation Higher Education Bonds, Series 2006A	4.250%	06/01/2026	Aaa		385,000	371,856
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa3		395,000	394,984
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa3		600,000	597,000

						3,461,520

Ohio (2.55%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa		1,000,000	1,054,770
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (c)	5.000%	12/01/2020	Aa1		1,270,000	1,337,005

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	$750,000	$740,108

					3,131,883

Oklahoma (2.22%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	Aa2	1,165,000	1,183,232
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aa1	1,500,000	1,535,700

					2,718,932

Oregon (5.49%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aa2	1,000,000	1,071,640
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.625%	06/15/2017	Aa2	1,500,000	1,608,585
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.000%	06/15/2018	Aa2	2,000,000	2,106,880
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	743,408
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa2	330,000	329,802
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa2	875,000	874,475

					6,734,790

Rhode Island (2.07%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,017,230
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa3	1,000,000	1,013,220
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	506,315

					2,536,765

South Dakota (0.80%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aaa	1,000,000	984,260

Tennessee (4.69%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A (Prerefunded to 05-01-2010 @ 100) (c)	5.400%	05/01/2013	Aa2	490,000	514,049
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 03-01-2010 @ 100) (c)	5.400%	03/01/2020	Aaa	245,000	256,155
Putnam County, Tennessee, General Obligation School Bonds, Series 2007 (ULT)	4.750%	04/01/2025	A1	1,000,000	994,220
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	Aa1	2,500,000	2,482,075
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,500,000	1,503,435

					5,749,934

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (2.83%)
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2015	Aa1	$800,000	$836,408
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,631,217

					3,467,625

Utah (0.98%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	Aa3	680,000	741,404
Payson City, Utah, Water Revenue and Refunding Bonds, Series 2005	5.000%	10/15/2022	Aa3	440,000	462,959

					1,204,363

Virginia (5.47%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded to 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aa1	1,000,000	1,044,680
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,087,220
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	630,000	631,317
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa2	2,000,000	1,963,040
Fairfax County, Virginia Public Improvement Bonds, Series 2007 A	4.375%	04/01/2023	Aaa	1,000,000	987,630
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A	4.750%	08/01/2027	Aa1	1,000,000	1,001,010

					6,714,897

Washington (2.05%)
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	Aa1	2,500,000	2,521,550

Wisconsin (3.80%)
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 05-01-2011 @ 100) (c)	5.300%	05/01/2018	Aa3	2,500,000	2,648,400
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2024	Aaa	1,000,000	1,009,230
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (e)	5.000%	04/01/2028	Aa1	1,000,000	1,010,690

					4,668,320

Total Long-term Municipal Bonds
(cost $119,143,579)					120,571,749

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Short-term Municipal Bonds (1.22%) (f)
Kansas (1.22%)
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002B-2	1.400%	09/01/2019	Aa2	$500,000	$500,000
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002B-3	1.400%	09/01/2019	Aa2	1,000,000	1,000,000

					1,500,000

Total Short-term Municipal Bonds
(cost $1,500,000)					1,500,000

Short-term Investments (0.04%)
JPMorgan Tax Free Money Market Fund				43,035	43,035

Total Short-term Investments
(cost $43,035)					43,035

TOTAL INVESTMENTS (99.54%)
(cost $120,686,614)					122,114,784
OTHER ASSETS, NET OF LIABILITIES (0.46%)					564,682

NET ASSETS (100.00%)					$122,679,466

(a)	Rates are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 17.53% Advanced Refunded Bonds, 40.86% General Obligation Bonds, and 41.61% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(d)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s rated the underlying security at Baa1. S&P did not rate the underlying security. See the Message to Shareholders in this report for further information about recent developments regarding bond insurance companies.

(e)	Security purchased on a “when-issued” basis.

(f)	Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Principal amount	Value
Short-term Investments (99.19%)
Agriculture, Foods, & Beverage (4.21%)
Coca-Cola Co. (a)
2.100%, 07/14/2008	$8,200,000	$8,193,782

Automotive (19.66%)
American Honda Finance Corp.
2.080%, 07/02/2008	8,000,000	7,999,538
New Center Asset Trust
2.900%, 07/08/2008	9,600,000	9,594,587
Toyota Motor Credit Corp.
2.400%, 07/16/2008	9,500,000	9,490,500
American Honda Finance Corp.
2.070%, 07/30/2008	1,600,000	1,597,332
FCAR Owner Trust Series I
2.900%, 08/05/2008	9,650,000	9,622,792

		38,304,749

Banks (4.92%)
Wells Fargo & Co.
2.090% to 2.300%, 07/25/2008	9,600,000	9,586,260

Computers (0.77%)
International Business Machines Corp. (a)
2.150%, 08/01/2008	1,500,000	1,497,223

Financial Services (24.45%)
Caterpillar Financial Services Corp.
2.150%, 07/14/2008	6,000,000	5,995,342
Chevron Funding Corp.
1.950%, 07/18/2008	9,500,000	9,491,252
Caterpillar Financial Services Corp.
2.150%, 07/24/2008	3,600,000	3,595,055
General Electric Capital Corp.
2.350%, 07/31/2008	1,300,000	1,297,454
HSBC Finance Corp.
2.450%, 08/12/2008	9,500,000	9,472,846
Citigroup Funding
2.550%, 08/15/2008	9,550,000	9,519,559
General Electric Capital Corp.
2.390%, 08/29/2008	8,300,000	8,267,489

		47,638,997

Government Agency Securities (33.40%) (b)
Federal National Mortgage Association
2.050%, 07/01/2008	6,000,000	6,000,000
2.020%, 07/09/2008	6,000,000	5,997,307
2.100%, 07/14/2008	5,000,000	4,996,208
2.060%, 07/23/2008	5,000,000	4,993,705
2.100%, 07/29/2008	9,600,000	9,584,320
2.370%, 09/17/2008	10,000,000	9,948,650
Federal Home Loan Mortgage Corp.
2.050%, 07/11/2008	5,000,000	4,997,153
2.060%, 07/14/2008	1,900,000	1,898,587

	Shares or principal amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
2.061%, 07/21/2008	$5,000,000	$4,994,275
2.350%, 09/15/2008	5,000,000	4,975,194
Federal Home Loan Bank
2.210%, 08/27/2008	5,000,000	4,982,504
2.360%, 09/12/2008	1,710,000	1,701,817

		65,069,720

Health Care (4.40%)
Pfizer Inc.
2.630%, 08/07/2008	8,600,000	8,576,754

Registered Investment Companies (2.52%)
JPMorgan U.S. Government Money Market Fund	4,916,685	4,916,685

Telecom & Telecom Equipment (4.86%)
AT&T Inc. (a)
2.100%, 07/17/2008	5,500,000	5,494,866
2.390%, 09/22/2008	4,000,000	3,977,959

		9,472,825

Total Short-term Investments
(cost $193,256,995)		193,256,995

TOTAL INVESTMENTS (99.19%)
(cost $193,256,995)		193,256,995
OTHER ASSETS, NET OF LIABILITIES (0.81%)		1,574,036

NET ASSETS (100.00%)		$194,831,031

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $19,163,830 or 9.84% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2008

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$300,268,840	161,713,891	108,285,511

Investments in securities at market value	$246,345,406	175,628,748	123,463,506
Investments in securities in Master Portfolios	—	—	—
Cash	—	—	—
Foreign currencies at value (cost $78,670 and $3,491,184, respectively)	—	—	99,177
Receivable for:
Dividends and interest	728,304	123,415	292,061
Shares of the Fund sold	144,767	157,308	85,936
Securities sold	703,452	578,177	1,860,392
SFIMC	—	4,291	5,892
SFIMC tax administration expenses reimbursement (a)	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	246,167
Prepaid expenses	26,307	27,562	19,608

Total assets	247,948,236	176,519,501	126,072,739

Liabilities and Net Assets
Dividends to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	136,040	148,849	195,232
Securities purchased	445,049	2,736,564	813,305
Variation margin	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	66,926
Due to affiliates	242,194	211,268	177,438
Accrued tax administration expenses (a)	—	—	—
Accrued liabilities	88,465	85,956	103,854

Total Liabilities	911,748	3,182,637	1,356,755

Net assets applicable to shares outstanding of common stock	$247,036,488	173,336,864	124,715,984

Analysis of Net Assets
Paid-in-capital	$308,017,599	166,331,287	107,379,878
Accumulated net realized gain (loss)	(10,234,528)	(6,525,820)	2,689,268
Net unrealized appreciation (depreciation)	(53,923,434)	13,914,857	15,386,758
Undistributed (accumulated) net investment income (loss)	3,176,851	(383,460)	(739,920)

Net assets applicable to shares outstanding	$247,036,488	173,336,864	124,715,984

Fund shares outstanding: Class A Shares	2,347,673	2,448,351	1,630,170
Class B Shares	601,521	979,923	903,762
Legacy Class A Shares	12,153,625	7,697,948	4,779,576
Legacy Class B Shares	4,586,130	2,648,421	1,611,071
Institutional Shares	18,724,841	2,355,141	1,184,654
Class R-1 Shares	329,453	319,824	268,774
Class R-2 Shares	719,441	546,595	389,211
Class R-3 Shares	164,791	132,886	135,543
Net assets applicable to shares outstanding: Class A Shares	$14,436,049	25,213,544	18,590,453
Class B Shares	3,685,192	9,918,983	10,275,343
Legacy Class A Shares	77,161,030	77,847,461	54,867,173
Legacy Class B Shares	28,868,025	25,817,291	18,388,495
Institutional Shares	115,445,796	24,402,943	13,544,033
Class R-1 Shares	2,019,130	3,217,652	3,060,046
Class R-2 Shares	4,406,499	5,549,624	4,440,060
Class R-3 Shares	1,014,767	1,369,366	1,550,381
Net asset value: Class A Shares	$6.15	10.30	11.40
Class B Shares	6.13	10.12	11.37
Legacy Class A Shares	6.35	10.11	11.48
Legacy Class B Shares	6.29	9.75	11.41
Institutional Shares	6.17	10.36	11.43
Class R-1 Shares	6.13	10.06	11.39
Class R-2 Shares	6.12	10.15	11.41
Class R-3 Shares	6.16	10.30	11.44
Maximum offering price: Class A Shares	$6.47	10.84	12.00
Legacy Class A Shares	6.55	10.42	11.84

(a)	See Note 2 under Federal Income Taxes, Dividends and Distributions to Shareholders.

See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

—	283,129,709	205,960,973	196,323,100	311,105,244	120,686,614	193,256,995

—	276,231,848	253,485,248	171,903,711	309,853,870	122,114,784	193,256,995
585,520,368	—	—	—	—	—	—
—	—	—	399,300	—	—	—
—	—	3,477,105	—	—	—	—

—	277,321	882,203	303,345	3,275,151	1,599,082	7,458
400,975	157,783	168,886	138,826	529,683	9,667	3,092,690
—	43,336,133	6,596	—	—	308,609	—
—	13,463	16,296	63,164	—	702	—
—	—	—	150,000	—	—	—
—	—	50,874	—	—	—	—
36,948	29,370	26,690	4,224	24,581	25,509	43,557

585,958,291	320,045,918	258,113,898	172,962,570	313,683,285	124,058,353	196,400,700

—	—	—	331,224	442,311	222,079	15,240

388,812	113,854	84,766	698,318	202,692	51,425	1,407,725
—	44,750,429	129,847	—	—	1,005,270	—
—	76,347	249,701	—	—	—	—
—	—	17,325	—	—	—	—
382,486	231,796	264,625	58,299	168,154	77,653	89,260
—	—	—	150,000	—	—	—
239,265	191,509	232,584	64,896	103,341	22,460	57,444

1,010,563	45,363,935	978,848	1,302,737	916,498	1,378,887	1,569,669

584,947,728	274,681,983	257,135,050	171,659,833	312,766,787	122,679,466	194,831,031

526,483,583	264,588,982	208,376,167	189,187,443	314,690,817	120,274,033	194,831,031
(7,967,953)	16,900,582	(668,114)	6,760,386	(672,656)	977,263	—
62,103,890	(7,337,096)	47,330,575	(24,419,389)	(1,251,374)	1,428,170	—
4,328,208	529,515	2,096,422	131,393	—	—	—

584,947,728	274,681,983	257,135,050	171,659,833	312,766,787	122,679,466	194,831,031

5,787,673	1,990,272	2,788,225	2,161,664	3,124,921	2,947,275	59,081,563
1,360,282	773,696	910,924	1,076,857	603,968	316,946	2,710,756
32,259,537	12,289,303	9,222,386	10,145,983	11,586,152	5,778,594	80,077,914
12,221,450	4,551,843	2,896,548	5,038,388	5,018,927	2,404,332	6,680,681
6,699,047	3,339,304	3,010,160	1,319,235	8,907,705		28,514,363
664,930	269,977	348,348	309,490	287,519		5,142,094
926,970	312,780	417,219	423,426	338,899		11,168,994
189,334	103,895	137,940	124,389	128,087		1,454,666
56,283,299	23,349,063	36,344,402	17,923,445	32,570,444	31,621,850	59,081,563
13,202,033	9,035,174	11,841,509	8,933,776	6,291,591	3,399,996	2,710,756
314,030,438	142,834,072	120,102,485	84,704,433	120,862,874	61,902,036	80,077,914
118,674,196	52,105,227	37,681,966	42,114,737	52,369,289	25,755,584	6,680,681
65,454,545	39,313,296	39,388,554	10,945,548	92,810,707		28,514,363
6,459,617	3,154,941	4,533,764	2,537,623	2,996,878		5,142,094
8,993,683	3,666,311	5,436,726	3,477,604	3,529,528		11,168,994
1,849,917	1,223,899	1,805,644	1,022,667	1,335,476		1,454,666
9.72	11.73	13.03	8.29	10.42	10.73	1.00
9.71	11.68	13.00	8.30	10.42	10.73	1.00
9.73	11.62	13.02	8.35	10.43	10.71	1.00
9.71	11.45	13.01	8.36	10.43	10.71	1.00
9.77	11.77	13.09	8.30	10.42		1.00
9.71	11.69	13.02	8.20	10.42		1.00
9.70	11.72	13.03	8.21	10.41		1.00
9.77	11.78	13.09	8.22	10.43		1.00
10.23	12.35	13.72	8.73	10.74	11.06	1.00
10.03	11.98	13.42	8.61	10.75	11.04	1.00

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2008

(Unaudited)

	LifePath Income Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund
Assets
Investments in securities at identified cost	$—	—	—	—	—

Investments in securities at market value	$—	—	—	—	—
Investments in securities in Master Portfolios	173,020,544	467,519,838	826,627,921	662,750,887	510,256,445
Cash	—	—	—	—	—
Foreign currencies at value	—	—	—	—	—
Receivable for:
Dividends and interest	—	—	—	—	—
Shares of the Fund sold	323,691	557,574	1,261,553	1,600,014	824,750
Securities sold	—	—	—	—	—
SFIMC	—	—	—	—	—
SFIMC tax administration expenses reimbursement (a)	200,000	—	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	—	—	—
Prepaid expenses	23,043	37,041	38,355	43,953	29,865

Total assets	173,567,278	468,114,453	827,927,829	664,394,854	511,111,060

Liabilities and Net Assets
Dividends to shareholders	26,592	—	—	—	—
Payable for:
Shares of the Fund redeemed	32,642	357,008	665,781	616,158	300,475
Securities purchased	—	—	—	—	—
Variation margin	—	—	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	—	—	—
Due to affiliates	133,275	360,182	643,383	518,868	399,642
Accrued tax administration expenses (a)	200,000	—	—	—	—
Accrued liabilities	32,610	78,425	150,376	146,114	158,841

Total Liabilities	425,119	795,615	1,459,540	1,281,140	858,958

Net assets applicable to shares outstanding of common stock	$173,142,159	467,318,838	826,468,289	663,113,714	510,252,102

Analysis of Net Assets
Paid-in-capital	171,318,899	457,911,332	819,489,384	670,158,671	525,894,337
Accumulated net realized gain (loss)	(221,893)	1,411,095	(3,242,090)	(8,506,320)	(8,369,973)
Net unrealized appreciation (depreciation)	1,721,489	1,308,013	(93,713)	(5,762,696)	(12,161,856)
Undistributed (accumulated) net investment income (loss)	323,664	6,688,398	10,314,708	7,224,059	4,889,594

Net assets applicable to shares outstanding	$173,142,159	467,318,838	826,468,289	663,113,714	510,252,102

Fund shares outstanding: Class A Shares	4,275,728	9,946,627	16,996,510	14,139,580	10,006,073
Class B Shares	136,484	441,411	1,088,428	1,167,550	1,151,278
Legacy Class A Shares	8,567,511	20,446,219	31,048,633	20,683,490	13,980,000
Legacy Class B Shares	956,482	3,814,482	6,907,615	5,195,283	3,662,560
Institutional Shares	1,191,620	3,212,357	6,342,252	6,200,251	6,058,391
Class R-1 Shares	161,066	310,312	701,555	713,213	695,324
Class R-2 Shares	216,449	614,838	910,643	1,022,873	749,772
Class R-3 Shares	11,807	50,033	166,861	91,571	76,219
Net assets applicable to shares outstanding: Class A Shares	$47,152,574	120,243,875	219,873,003	190,864,369	140,357,661
Class B Shares	1,512,237	5,283,813	13,978,235	15,668,853	16,056,127
Legacy Class A Shares	96,033,920	245,602,530	399,096,166	278,502,777	195,986,226
Legacy Class B Shares	10,741,756	45,592,463	88,453,278	69,505,738	51,121,517
Institutional Shares	13,359,074	38,874,469	82,158,579	83,990,695	85,445,665
Class R-1 Shares	1,777,988	3,719,403	9,023,046	9,568,991	9,699,001
Class R-2 Shares	2,432,417	7,398,423	11,734,226	13,774,393	10,513,100
Class R-3 Shares	132,193	603,862	2,151,756	1,237,898	1,072,805
Net asset value: Class A Shares	11.03	12.09	12.94	13.50	14.03
Class B Shares	11.08	11.97	12.84	13.42	13.95
Legacy Class A Shares	11.21	12.01	12.85	13.46	14.02
Legacy Class B Shares	11.23	11.95	12.81	13.38	13.96
Institutional Shares	11.21	12.10	12.95	13.55	14.10
Class R-1 Shares	11.04	11.99	12.86	13.42	13.95
Class R-2 Shares	11.24	12.03	12.89	13.47	14.02
Class R-3 Shares	11.20	12.07	12.90	13.52	14.08
Maximum offering price: Class A Shares	11.61	12.73	13.62	14.21	14.77
Legacy Class A Shares	11.56	12.38	13.25	13.88	14.45

(a)	See Note 2 under Federal Income Taxes, Dividends and Distributions to Shareholders

See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2008

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund	International Index Fund
Investment Income: (a)
Dividends	$4,501,989	805,005	2,597,114	6,369,840	1,696,467	6,468,512
Interest	206,952	41,229	25,397	169,489	65,830	41,152
Securities lending - net	—	—	—	156,357	—	—
Tax-exempt interest	—	—	—	—	—	—

	4,708,941	846,234	2,622,511	6,695,686	1,762,297	6,509,664
Less: foreign withholding taxes	(64,249)	(293)	(266,671)	—	(543)	(620,867)
Portfolio expenses of Master Portfolios (b)	—	—	—	(154,155)	—	—

Total investment income	4,644,692	845,941	2,355,840	6,541,531	1,761,754	5,888,797
Expenses:
Investment advisory and management fees	836,996	671,184	515,023	462,141	493,546	662,213
Shareholder services fees	351,663	213,135	164,184	776,209	355,323	335,184
Distribution fees Class A	18,651	28,304	22,656	66,014	27,677	43,738
Distribution fees Class B	19,388	41,070	45,361	64,058	43,551	57,663
Distribution fees Legacy Class A	111,741	96,029	71,694	420,689	185,774	157,922
Distribution fees Legacy Class B	108,778	83,674	63,053	414,957	177,668	129,435
Distribution fees Class R-1	5,587	7,446	7,607	16,044	7,555	10,739
Distribution fees Class R-2	7,446	8,051	6,903	13,281	5,574	8,249
Regulatory fees	40,451	38,659	45,033	44,866	42,705	41,438
Reports to shareholders	38,970	38,379	21,423	99,005	79,076	41,680
Professional fees	20,423	24,007	24,175	27,111	20,912	22,551
Trustees’ fees and expenses	5,600	3,128	2,466	12,161	5,687	4,075
Custodian fees	3,153	7,861	105,429	2,670	19,806	112,394
Errors & omissions insurance	2,955	1,456	1,246	6,134	3,039	3,321
ICI dues	1,698	950	850	3,458	1,896	1,563
Securities valuation fees	809	1,294	12,880	—	10,086	49,900
Fidelity bond expense	463	229	203	1,011	487	390
Excise tax	—	—	—	—	—	—
Index license fees	—	—	—	29,978	13,004	69,477

Total expenses	1,574,772	1,264,856	1,110,186	2,459,787	1,493,366	1,751,932
Less: expense reimbursement from SFIMC	—	(31,852)	(84,949)	—	(55,684)	(148,125)

Net expenses	1,574,772	1,233,004	1,025,237	2,459,787	1,437,682	1,603,807

Net investment income (loss)	3,069,920	(387,063)	1,330,603	4,081,744	324,072	4,284,990
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	(10,127,272)	(7,109,468)	580,971	(3,853,021)	14,706,423	472,911
Net realized gain (loss) on forward foreign currency contracts	—	—	(10,669)	—	—	301,990
Net realized gain (loss) on foreign currency transactions	—	—	(43,231)	—	—	(16,461)
Net realized gain (loss) on future contracts	—	—	—	(2,195,413)	(375,173)	(634,214)
Change in net unrealized gain (loss) on open futures contracts	—	—	—	48,493	(543,712)	(314,327)
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(48,278,288)	(2,437,916)	(16,929,362)	(80,608,228)	(45,175,042)	(36,043,289)

Net realized and unrealized gain (loss) on investments	(58,405,560)	(9,547,384)	(16,402,291)	(86,608,169)	(31,387,504)	(36,233,390)

Net change in net assets resulting from operations	$(55,335,640)	(9,934,447)	(15,071,688)	(82,526,425)	(31,063,432)	(31,948,400)

(a)	Components of investment income for the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds reflect each Fund’s proportionate income from its Master Portfolio.

(b)	Portfolio expenses of Master Portfolios for the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds include the effect of expense reductions by Barclays at the Master Portfolio level. See Note 2 under Expense Reduction Agreements.

See accompanying notes to financial statements.

Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Income Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund

1,791,906	—	—	—	1,184,776	3,428,718	7,323,932	6,594,998	5,420,878
3,255	7,909,875	1,783	2,675,154	2,039,081	5,112,939	5,873,102	2,853,510	1,139,617
—	—	—	—	58,600	157,818	325,396	281,929	234,703
—	—	2,682,706	—	—	—	—	—	—

1,795,161	7,909,875	2,684,489	2,675,154	3,282,457	8,699,475	13,522,430	9,730,437	6,795,198
—	—	—	—	—	—	—	—	—
—	—	—	—	(224,421)	(599,821)	(952,774)	(696,417)	(499,001)

1,795,161	7,909,875	2,684,489	2,675,154	3,058,036	8,099,654	12,569,656	9,034,020	6,296,197

—	154,905	58,781	90,297	297,522	817,883	1,444,299	1,149,639	882,071
2,611	389,912	146,954	231,636	214,047	588,228	1,039,453	829,335	637,171
22,841	35,473	32,550	38,088	51,637	139,587	255,957	218,632	163,365
40,038	20,105	11,027	7,213	6,607	22,804	60,341	68,468	70,131
116,752	151,076	77,802	59,195	123,186	317,103	515,839	360,496	253,051
149,638	171,912	84,137	17,421	35,936	152,275	296,520	234,305	169,932
6,581	7,201	—	9,685	4,691	9,116	21,084	22,164	23,185
5,594	5,047	—	10,565	3,566	10,899	17,495	19,907	15,097
58,734	39,467	27,820	42,754	44,892	45,126	56,188	52,202	53,593
32,012	48,107	5,783	26,708	6,450	30,759	86,689	64,767	85,102
11,430	16,490	14,360	12,596	19,924	24,219	22,735	24,789	22,291
3,379	6,273	2,272	3,125	3,166	10,367	14,209	12,922	9,923
—	4,337	847	1,334	1,176	2,482	3,822	3,158	3,304
1,886	3,133	1,081	1,607	1,625	4,315	7,738	8,728	4,489
—	544	334	777	637	2,685	4,450	3,562	2,604
—	29,984	9,821	—	—	—	—	—	—
309	483	174	262	302	701	1,188	1,226	751
—	—	—	—	4,637	15,401	—	—	—
—	—	—	—	—	—	—	—	—

451,805	1,084,449	473,743	553,263	820,001	2,193,950	3,848,007	3,074,300	2,396,060
(107,750)	—	(3,711)	—	(4,637)	(15,401)	—	—	—

344,055	1,084,449	470,032	553,263	815,364	2,178,549	3,848,007	3,074,300	2,396,060

1,451,106	6,825,426	2,214,457	2,121,891	2,242,672	5,921,105	8,721,649	5,959,720	3,900,137

(237,750)	245,142	737,982	—	(1,471,859)	(3,300,767)	(15,203,259)	(17,329,851)	(15,380,689)
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

(21,318,741)	(3,182,331)	(1,826,866)	—	(4,962,404)	(17,376,120)	(38,151,191)	(35,721,954)	(31,910,868)

(21,556,491)	(2,937,189)	(1,088,884)	—	(6,434,263)	(20,676,887)	(53,354,450)	(53,051,805)	(47,291,557)

(20,105,385)	3,888,237	1,125,573	2,121,891	(4,191,591)	(14,755,782)	(44,632,801)	(47,092,085)	(43,391,420)

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2008 (unaudited) and the year ended December 31, 2007	2008	2007
From operations:
Net investment income (loss)	$3,069,920	5,716,934
Net realized gain (loss)	(10,127,272)	18,868,797
Change in net unrealized appreciation or depreciation	(48,278,288)	(45,641,515)

Net change in net assets resulting from operations	(55,335,640)	(21,055,784)
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	256	(293,842)
Class B Shares	(7)	(52,744)
Legacy Class A Shares	146	(1,764,334)
Legacy Class B Shares	11	(503,816)
Institutional Shares	(1,933)	(2,852,013)
Class R-1 Shares	92	(36,435)
Class R-2 Shares	—	(110,121)
Class R-3 Shares	(98)	(26,768)

	(1,533)	(5,640,073)
Net realized gain:
Class A Shares	—	(929,036)
Class B Shares	—	(292,475)
Legacy Class A Shares	—	(6,144,512)
Legacy Class B Shares	—	(2,340,010)
Institutional Shares	—	(8,496,610)
Class R-1 Shares	—	(152,642)
Class R-2 Shares	—	(359,245)
Class R-3 Shares	—	(82,619)

	—	(18,797,149)
Total distributions to shareholders	(1,533)	(24,437,222)
From Fund share transactions:
Proceeds from shares sold	28,047,320	33,934,323
Reinvestment of distributions	1,510	14,011,113

	28,048,830	47,945,436
Less payments for shares redeemed	(18,116,343)	(29,867,423)

Net increase in net assets from Fund share transactions	9,932,487	18,078,013

Total increase (decrease) in net assets	(45,404,686)	(27,414,993)

Net assets:
Beginning of period	292,441,174	319,856,167

End of period*	$247,036,488	292,441,174

* Including undistributed (accumulated) net investment income (loss)	$3,176,851	138,271

See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2008	2007	2008	2007	2008	2007	2008	2007

(387,063)	(933,010)	1,330,603	802,608	4,081,744	7,975,969	324,072	1,936,496
(7,109,468)	5,590,455	527,071	13,758,339	(6,048,434)	14,139,034	14,331,250	18,097,367
(2,437,916)	16,656,008	(16,929,362)	(1,575,668)	(80,559,735)	15,836,661	(45,718,754)	(28,408,857)

(9,934,447)	21,313,453	(15,071,688)	12,985,279	(82,526,425)	37,951,664	(31,063,432)	(8,374,994)

—	—	(59)	(203,318)	2,485	(690,068)	663	(163,130)
—	—	107	(44,978)	1	(85,193)	10	—
—	—	(40)	(650,221)	462	(4,532,825)	(104)	(985,270)
—	—	(170)	(140,769)	18	(1,147,381)	57	(108,261)
—	—	120	(197,933)	(2,532)	(1,094,636)	(855)	(364,647)
—	—	2	(23,858)	55	(55,789)	13	(7,949)
—	—	—	(51,536)	—	(119,779)	4	(24,907)
—	—	(2)	(22,257)	(76)	(27,014)	(29)	(11,053)

—	—	(42)	(1,334,870)	413	(7,752,685)	(241)	(1,665,217)

(44)	(2,826,828)	—	(1,158,765)	—	(199,070)	6,625	(1,416,356)
(165)	(1,453,832)	—	(759,246)	—	(56,104)	50	(621,228)
(129)	(10,836,967)	—	(3,928,982)	—	(1,460,433)	662	(10,017,368)
3	(3,778,397)	—	(1,360,679)	—	(556,631)	(69)	(3,767,090)
(2,091)	(2,973,992)	—	(956,166)	—	(288,910)	(7,815)	(2,527,947)
3	(363,738)	—	(195,528)	—	(24,382)	226	(187,284)
—	(708,265)	—	(297,638)	—	(37,765)	(6)	(253,577)
(3)	(201,739)	—	(114,687)	—	(7,499)	(230)	(82,119)

(2,426)	(23,143,758)	—	(8,771,691)	—	(2,630,794)	(557)	(18,872,969)
(2,426)	(23,143,758)	(42)	(10,106,561)	413	(10,383,479)	(798)	(20,538,186)

19,394,286	39,578,026	10,284,913	20,057,985	49,248,282	100,433,718	18,103,467	44,802,112
2,426	15,390,584	108	5,108,157	593	9,653,441	3,802	15,988,359

19,396,712	54,968,610	10,285,021	25,166,142	49,248,875	110,087,159	18,107,269	60,790,471
(11,149,150)	(16,594,027)	(6,425,800)	(9,395,708)	(52,839,717)	(98,630,002)	(23,763,158)	(47,231,092)

8,247,562	38,374,583	3,859,221	15,770,434	(3,590,842)	11,457,157	(5,655,889)	13,559,379

(1,689,311)	36,544,278	(11,212,509)	18,649,152	(86,116,854)	39,025,342	(36,720,119)	(15,353,801)

175,026,175	138,481,897	135,928,493	117,279,341	671,064,582	632,039,240	311,402,102	326,755,903

173,336,864	175,026,175	124,715,984	135,928,493	584,947,728	671,064,582	274,681,983	311,402,102

(383,460)	3,603	(739,920)	(2,070,481)	4,328,208	246,051	529,515	344,579

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2008 (unaudited) and the year ended December 31, 2007	2008	2007
From operations:
Net investment income (loss)	$4,284,990	4,492,118
Net realized gain (loss)	124,226	3,775,547
Change in net unrealized appreciation or depreciation	(36,357,616)	15,382,766

Net change in net assets resulting from operations	(31,948,400)	23,650,431
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	4,869	(789,604)
Class B Shares	(1)	(194,401)
Legacy Class A Shares	211	(2,926,649)
Legacy Class B Shares	19	(755,124)
Institutional Shares	(5,041)	(1,006,846)
Class R-1 Shares	179	(78,796)
Class R-2 Shares	—	(128,270)
Class R-3 Shares	(201)	(46,802)

	35	(5,926,492)
Net realized gain:
Class A Shares	—	(479,114)
Class B Shares	—	(178,494)
Legacy Class A Shares	—	(1,858,495)
Legacy Class B Shares	—	(591,807)
Institutional Shares	—	(570,159)
Class R-1 Shares	—	(56,116)
Class R-2 Shares	—	(80,636)
Class R-3 Shares	—	(27,314)

	—	(3,842,135)
Total distributions to shareholders	35	(9,768,627)
From Fund share transactions:
Proceeds from shares sold	26,414,014	59,678,111
Reinvestment of distributions	(36)	7,210,627

	26,413,978	66,888,738
Less payments for shares redeemed	(21,378,656)	(31,986,539)

Net increase in net assets from Fund share transactions	5,035,322	34,902,199

Total increase (decrease) in net assets	(26,913,043)	48,784,003

Net assets:
Beginning of period	284,048,093	235,264,090

End of period*	$257,135,050	284,048,093

* Including undistributed (accumulated) net investment income (loss)	$2,096,422	(2,188,603)

See accompanying notes to financial statements.

Equity and Bond Fund		Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2008	2007	2008	2007	2008	2007	2008	2007

1,451,106	5,353,484	6,825,426	12,973,452	2,214,457	4,085,878	2,121,891	6,267,524
(237,750)	6,998,136	245,142	228,648	737,982	750,013	—	—
(21,318,741)	(15,382,811)	(3,182,331)	5,455,105	(1,826,866)	(681,381)	—	—

(20,105,385)	(3,031,191)	3,888,237	18,657,205	1,125,573	4,154,510	2,121,891	6,267,524

(154,524)	(521,558)	(625,578)	(788,075)	(503,765)	(569,503)	(586,381)	(1,265,325)
(50,576)	(221,917)	(124,050)	(227,977)	(58,769)	(119,010)	(26,278)	(106,611)
(718,909)	(2,875,360)	(2,665,655)	(5,190,598)	(1,203,209)	(2,466,260)	(946,212)	(3,413,216)
(270,994)	(1,220,642)	(1,060,904)	(2,114,722)	(448,714)	(922,240)	(62,792)	(187,514)
(108,375)	(358,221)	(2,187,620)	(4,378,921)	—	(8,865)	(312,212)	(791,677)
(18,167)	(68,028)	(58,948)	(102,846)	—	—	(49,963)	(182,138)
(28,202)	(95,055)	(72,224)	(114,591)	—	—	(120,242)	(252,622)
(9,942)	(36,265)	(30,447)	(55,722)	—	—	(17,811)	(68,421)

(1,359,689)	(5,397,046)	(6,825,426)	(12,973,452)	(2,214,457)	(4,085,878)	(2,121,891)	(6,267,524)

—	(495,464)	—	—	—	(110,577)	—	—
—	(275,081)	—	—	—	(18,629)	—	—
—	(2,655,752)	—	—	—	(340,942)	—	—
—	(1,319,089)	—	—	—	(143,090)	—	—
—	(302,271)	—	—	—	(1,229)	—	—
—	(69,917)	—	—	—	—	—	—
—	(105,569)	—	—	—	—	—	—
—	(31,820)	—	—	—	—	—	—

—	(5,254,963)	—	—	—	(614,467)	—	—
(1,359,689)	(10,652,009)	(6,825,426)	(12,973,452)	(2,214,457)	(4,700,345)	(2,121,891)	(6,267,524)

10,606,845	25,749,594	33,842,297	41,092,416	14,987,627	23,526,351	188,592,172	225,315,314
1,028,465	7,934,677	4,215,042	7,617,547	920,312	1,792,031	1,953,854	5,667,033

11,635,310	33,684,271	38,057,339	48,709,963	15,907,939	25,318,382	190,546,026	230,982,347
(14,560,461)	(22,659,564)	(28,685,529)	(35,721,567)	(5,058,838)	(12,235,706)	(148,822,755)	(201,440,611)

(2,925,151)	11,024,707	9,371,810	12,988,396	10,849,101	13,082,676	41,723,271	29,541,736

(24,390,225)	(2,658,493)	6,434,621	18,672,149	9,760,217	12,536,841	41,723,271	29,541,736

196,050,058	198,708,551	306,332,166	287,660,017	112,919,249	100,382,408	153,107,760	123,566,024

171,659,833	196,050,058	312,766,787	306,332,166	122,679,466	112,919,249	194,831,031	153,107,760

131,393	39,976	—	—	—	—	—	—

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Income Fund
Six months ended June 30, 2008 (unaudited) and the year ended December 31, 2007	2008	2007
From operations:
Net investment income	$2,242,672	4,763,630
Net realized gain (loss)	(1,471,859)	2,296,436
Change in net unrealized appreciation or depreciation	(4,962,404)	(865,809)

Net change in net assets resulting from operations	(4,191,591)	6,194,257
Distributions to shareowners from and in excess of:
Net investment income:
Class A Shares	(566,006)	(888,710)
Class B Shares	(13,489)	(22,147)
Legacy Class A Shares	(1,216,284)	(2,883,428)
Legacy Class B Shares	(114,642)	(246,053)
Institutional Shares	(185,078)	(418,208)
Class R-1 Shares	(20,156)	(40,664)
Class R-2 Shares	(28,851)	(41,282)
Class R-3 Shares	(1,718)	(3,350)

	(2,146,224)	(4,543,842)
Net realized gain:
Class A Shares	24	(757,187)
Class B Shares	—	(25,934)
Legacy Class A Shares	—	(2,200,342)
Legacy Class B Shares	—	(243,362)
Institutional Shares	—	(293,994)
Class R-1 Shares	—	(38,674)
Class R-2 Shares	—	(35,583)
Class R-3 Shares	—	(2,363)

	24	(3,597,439)
Total distributions to shareowners	(2,146,200)	(8,141,281)
From Fund share transactions:
Proceeds from shares sold	27,183,297	44,819,588
Reinvestment of distributions	2,099,659	7,986,380

	29,282,956	52,805,968
Less payments for shares redeemed	(17,814,067)	(35,514,205)

Net increase (decrease) in net assets from Fund share transactions	11,468,889	17,291,763

Total increase (decrease) in net assets	5,131,098	15,344,739

Net assets:
Beginning of period	168,011,061	152,666,322

End of period*	$173,142,159	$168,011,061

* Including undistributed (accumulated) net investment income (loss)	$323,664	254,648

See accompanying notes to financial statements.

LifePath 2010 Fund		LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund
2008	2007	2008	2007	2008	2007	2008	2007

5,921,105	12,150,178	8,721,649	16,598,183	5,959,720	10,302,242	3,900,137	6,084,203
(3,300,767)	9,781,310	(15,203,259)	22,933,914	(17,329,851)	19,960,608	(15,380,689)	16,364,937
(17,376,120)	(6,515,823)	(38,151,191)	(20,817,012)	(35,721,954)	(21,245,169)	(31,910,868)	(19,568,569)

(14,755,782)	15,415,665	(44,632,801)	18,715,085	(47,092,085)	9,017,681	(43,391,420)	2,880,571

1,479	(2,684,409)	(408)	(3,763,791)	5,788	(2,526,232)	7,078	(1,470,393)
(172)	(87,778)	242	(165,234)	326	(132,347)	(201)	(91,880)
(242)	(6,414,020)	(403)	(7,962,560)	(638)	(4,245,732)	(153)	(2,227,021)
544	(980,696)	(1,266)	(1,372,826)	757	(769,670)	—	(352,378)
863	(1,025,297)	11,599	(1,734,715)	(391)	(1,429,668)	(7,318)	(1,091,771)
(1)	(71,936)	15	(125,053)	44	(103,143)	—	(70,127)
—	(160,181)	—	(196,168)	—	(170,804)	—	(100,271)
—	(15,181)	(21)	(46,200)	(47)	(18,649)	—	(12,136)

2,471	(11,439,498)	9,758	(15,366,547)	5,839	(9,396,245)	(594)	(5,415,977)

(90)	(2,670,145)	(307)	(6,095,083)	(301)	(5,630,092)	(157)	(4,553,623)
(6)	(110,162)	135	(377,343)	171	(466,161)	(21)	(512,470)
(216)	(6,820,630)	(130)	(14,030,666)	(1,361)	(10,572,276)	117	(8,060,664)
404	(1,251,160)	(126)	(3,089,420)	4	(2,669,328)	(18)	(2,084,678)
—	(980,631)	(46)	(2,607,253)	49	(2,956,784)	(204)	(3,105,126)
—	(89,043)	—	(252,320)	—	(289,259)	—	(310,186)
—	(164,615)	—	(339,052)	—	(407,157)	—	(358,534)
—	(14,610)	—	(73,219)	—	(40,247)	—	(35,177)

92	(12,100,996)	(474)	(26,864,356)	(1,438)	(23,031,304)	(283)	(19,020,458)
2,563	(23,540,494)	9,284	(42,230,903)	4,401	(32,427,549)	(877)	(24,436,435)

56,103,911	129,996,827	101,539,873	251,401,246	99,051,714	233,615,977	85,109,563	211,407,022
205	23,418,028	(8,953)	41,946,469	(1,760)	32,300,638	1,586	24,297,096

56,104,116	153,414,855	101,530,920	293,347,715	99,049,954	265,916,615	85,111,149	235,704,118
(48,823,126)	(65,548,083)	(70,109,540)	(95,917,206)	(57,617,595)	(71,056,011)	(43,287,321)	(62,450,738)

7,280,990	87,866,772	31,421,380	197,430,509	41,432,359	194,860,604	41,823,828	173,253,380

(7,472,229)	79,741,943	(13,202,137)	173,914,691	(5,655,325)	171,450,736	(1,568,469)	151,697,516

474,791,067	395,049,124	839,670,426	665,755,735	668,769,039	497,318,303	511,820,571	360,123,055

467,318,838	474,791,067	826,468,289	839,670,426	663,113,714	668,769,039	510,252,102	511,820,571

6,688,398	830,166	10,314,708	1,657,612	7,224,059	1,292,486	4,889,594	1,001,261

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets plus any borrowings in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The International Equity Fund may also invest in companies located in other countries, including up to 10% of its net assets in companies located in emerging or developing markets. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)

“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

For a description of securities valuation for investments of the Master Portfolios, see the Notes to Financial Statements for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment

(4)	LifePath and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The Funds implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value certain Funds’ assets as of June 30, 2008:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund	$243,796,973	$2,548,433	$—	$246,345,406	$—	$—	$—	$—
Small/Mid Cap Equity Fund	175,628,748	—	—	175,628,748	—	—	—	—
International Equity Fund	206,100	123,257,406	—	123,463,506	179,241	—	—	179,241
Small Cap Index Fund	275,557,983	673,865	0	276,231,848	(439,235)	—	—	(439,235)
International Index Fund	—	253,485,248	0	253,485,248	(216,152)	—	—	(216,152)
Equity and Bond Fund	171,903,711	—	—	171,903,711	—	—	—	—
Bond Fund	14,718,645	295,135,225	—	309,853,870	—	—	—	—
Tax Advantaged Bond Fund	43,035	122,071,749	—	122,114,784	—	—	—	—
Money Market Fund	4,916,685	188,340,310	—	193,256,995	—	—	—	—

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31,2007 or June 30, 2008. The remaining funds did not hold any Level 3 securities as of December 31, 2007 or June 30, 2008.

Repurchase Agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of June 30, 2008. For the Feeder Funds, see the Notes to Financial Statements for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At June 30, 2008, the Tax Advantaged Bond Fund had a commitment of $1,005,270 (representing 0.82% of net assets) for when-issued securities.

Multi-class fund structure

Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Other than for the Tax Advantaged Bond Fund, Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge. Class R-1, R-2 and R-3 shares are available for purchase or exchange for all Funds (except the Tax Advantaged Bond Fund) only by qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 Shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Fund share valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its Net Asset Value (“NAV”), plus an initial sales charge on the Class A and Legacy Class A shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually at 3:00 p.m., Central Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 06/30/2008
S&P 500 Index Fund	S&P 500 Index Master Portfolio	23.09%
LifePath Income Fund	LifePath Retirement Master Portfolio	55.79%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	53.44%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	51.79%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	53.26%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	53.04%

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio at fair value based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the notes of the respective Master Portfolio’s financial statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

The Equity and Bond Fund and the LifePath Income Fund have accrued estimated tax administration expenses for a potential closing agreement with the Internal Revenue Service (IRS) with respect to a federal tax issue. The closing agreement proposes to resolve uncertainty surrounding distributions paid by these two Funds for tax years 2003 through 2006. Distributions among classes of these two Funds made during 2003 through 2006 might be considered to be preferential under applicable tax rules and procedures due to the calculation methodology used by SFIMC, the Funds’ accounting agent, which was changed beginning in December 2006. The Trust’s management estimates the IRS may assess fees of $150,000 to the Equity and Bond Fund and $200,000 to the LifePath Income Fund as a result of entering into the closing agreement. SFIMC has agreed to reimburse the Equity and Bond Fund up to $150,000 and the LifePath Income Fund up to $200,000 of these estimated fees.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2008, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$301,859,989	$16,075,916	$(71,590,499)	$(55,514,583)
Small/Mid Cap Equity Fund	161,858,262	28,686,432	(14,915,946)	13,770,486
International Equity Fund	110,282,532	23,525,673	(10,344,699)	13,180,974
Small Cap Index Fund	283,187,318	48,033,761	(54,989,231)	(6,955,470)
International Index Fund	208,404,068	62,324,953	(17,243,773)	45,081,180
Equity and Bond Fund	196,323,100	516,616	(24,936,005)	(24,419,389)
Bond Fund	311,105,244	3,045,644	(4,297,018)	(1,251,374)
Tax Advantaged Bond Fund	120,686,614	2,073,848	(645,678)	1,428,170
Money Market Fund	193,256,995	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Notes To Financial Statements which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Notes To Financial Statements does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Notes To Financial Statements for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

At December 31, 2007, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Year of Expiration
	2011	2013	2014	Total
Bond Fund	$269,632	$92,631	$555,535	$917,798

The International Equity Fund, Bond Fund, and S&P 500 Index Fund utilized $2,195,583, $228,648, and $2,222,003, respectively, of capital loss carryforwards to offset realized capital gains in 2007.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2007, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Equity Fund	$142,963	$221,712	$(6,008,613)	$—	$(5,643,938)
Small/Mid Cap Equity Fund	890,993	—	16,147,955	(96,498)	16,942,450
International Equity Fund	207,441	2,010,429	30,686,112	(496,146)	32,407,836
S&P 500 Index Fund	171,291	720,687	140,101,932	—	140,993,910
Small Cap Index Fund	47,396	2,520,806	38,589,029	—	41,157,231
International Index Fund	525,728	—	81,290,258	(1,108,738)	80,707,248
Equity and Bond Fund	2,139,162	4,898,950	(3,100,648)	—	3,937,464
Bond Fund	48,916	—	1,930,957	(917,798)	1,062,075
Tax Advantaged Bond Fund	1,438	237,843	3,255,036	—	3,494,317
Money Market Fund	7,441	—	—	—	7,441
LifePath Income Fund	163,325	541,898	7,455,828	—	8,161,051
LifePath 2010 Fund	394,712	2,122,502	21,643,511	—	24,160,725
LifePath 2020 Fund	436,428	2,908,436	48,257,558	—	51,602,422
LifePath 2030 Fund	223,429	1,767,948	38,051,350	—	40,042,727
LifePath 2040 Fund	111,538	890,100	26,748,424	—	27,750,062

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2007 relates to one or more of the following: forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals, return of capital transactions, amortization for GAAP but not for federal income tax purposes and non deductible start-up expenses.

From November 1, 2007 through December 31, 2007, the Small/Mid Cap Equity Fund incurred $96,498 in long-term realized losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2008.

From November 1, 2007 through December 31, 2007, the International Equity Fund incurred $496,146 in net realized losses, foreign exchange losses and PFIC losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2008.

From November 1, 2007 through December 31, 2007, the International Index Fund incurred $921,576 in PFIC losses and $187,162 in net realized losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2008.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, net operating losses, the timing of fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2007, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed (Accumulated) Net Investment Income (Loss)
Equity Fund	$—	$4,892	$(4,892)
Small/Mid Cap Equity Fund	—	(936,613)	936,613
International Equity Fund	—	(47,006)	47,006
S&P 500 Index Fund	8,486,504	(8,366,143)	(120,361)
Small Cap Index Fund	—	244,183	(244,183)
International Index Fund	—	(501,841)	501,841
LifePath Income Fund	—	(37,020)	37,020
LifePath 2010 Fund	—	(97,860)	97,860
LifePath 2020 Fund	—	(239,523)	239,523
LifePath 2030 Fund	—	(164,674)	164,674
LifePath 2040 Fund	—	(124,450)	124,450

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The Lifepath Income Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually. The tax character of distributions for all classes was as follows for the year ended December 31, 2007:

2007	Ordinary Income
	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Equity Fund	$569,649	138,955	3,584,964	1,196,997	5,370,123	81,661	216,561	51,247	11,210,157
Small/Mid Cap Equity Fund	1,304,321	670,797	5,000,220	1,743,321	1,372,247	167,828	326,793	93,082	10,678,609
Small Cap Index Fund	310,033	64,433	2,024,263	498,981	626,844	27,374	51,208	19,571	3,622,707
International Index Fund	912,411	240,159	3,403,004	906,812	1,152,990	93,179	148,941	53,802	6,911,298
Equity and Bond Fund	828,331	392,237	4,519,749	2,037,373	545,376	111,318	160,420	55,967	8,650,771
LifePath Income Fund	902,359	22,627	2,929,707	251,088	424,116	41,439	41,958	3,398	4,616,692
LifePath 2010 Fund	2,796,758	92,413	6,700,851	1,033,340	1,066,558	75,683	167,107	15,795	11,948,505
LifePath 2020 Fund	3,932,131	175,656	8,349,802	1,458,152	1,806,724	132,022	205,532	48,222	16,108,241
LifePath 2030 Fund	2,658,388	143,289	4,493,913	832,327	1,499,072	109,933	180,362	19,594	9,936,878
LifePath 2040 Fund	1,561,217	102,101	2,387,784	393,958	1,153,704	76,314	107,422	12,838	5,795,338

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

2007	Long Term Capital Gain
	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Equity Fund	$653,229	206,265	4,323,881	1,646,830	5,978,499	107,416	252,805	58,140	13,227,065
Small/Mid Cap Equity Fund	1,522,507	783,035	5,836,747	2,035,076	1,601,745	195,910	381,472	108,657	12,465,149
Small Cap Index Fund	1,269,453	556,795	8,978,375	3,376,370	2,265,750	167,859	227,276	73,601	16,915,479
International Index Fund	356,307	132,736	1,382,140	440,119	424,015	41,733	59,965	20,314	2,857,329
Equity and Bond Fund	188,691	104,761	1,011,363	502,358	115,116	26,627	40,204	12,118	2,001,238
LifePath Income Fund	743,538	25,454	2,154,063	238,327	288,086	37,899	34,907	2,315	3,524,589
LifePath 2010 Fund	2,557,796	105,527	6,533,799	1,198,516	939,370	85,296	157,689	13,996	11,591,989
LifePath 2020 Fund	5,926,743	366,921	13,643,424	3,004,094	2,535,244	245,351	329,688	71,197	26,122,662
LifePath 2030 Fund	5,497,936	455,219	10,324,095	2,606,671	2,887,380	282,469	397,599	39,302	22,490,671
LifePath 2040 Fund	4,462,799	502,249	7,899,901	2,043,098	3,043,193	303,999	351,383	34,475	18,641,097

2007	Total Distributions
	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Equity Fund	$1,222,878	345,220	7,908,845	2,843,827	11,348,622	189,077	469,366	109,387	24,437,222
Small/Mid Cap Equity Fund	2,826,828	1,453,832	10,836,967	3,778,397	2,973,992	363,738	708,265	201,739	23,143,758
Small Cap Index Fund	1,579,486	621,228	11,002,638	3,875,351	2,892,594	195,233	278,484	93,172	20,538,186
International Index Fund	1,268,718	372,895	4,785,144	1,346,931	1,577,005	134,912	208,906	74,116	9,768,627
Equity and Bond Fund	1,017,022	496,998	5,531,112	2,539,731	660,492	137,945	200,624	68,085	10,652,009
LifePath Income Fund	1,645,897	48,081	5,083,770	489,415	712,202	79,338	76,865	5,713	8,141,281
LifePath 2010 Fund	5,354,554	197,940	13,234,650	2,231,856	2,005,928	160,979	324,796	29,791	23,540,494
LifePath 2020 Fund	9,858,874	542,577	21,993,226	4,462,246	4,341,968	377,373	535,220	119,419	42,230,903
LifePath 2030 Fund	8,156,324	598,508	14,818,008	3,438,998	4,386,452	392,402	577,961	58,896	32,427,549
LifePath 2040 Fund	6,024,016	604,350	10,287,685	2,437,056	4,196,897	380,313	458,805	47,313	24,436,435

2007 Tax Advantaged Bond Fund	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Class A	$569,301	$778	$110,001	$680,080
Class B	118,968	136	18,535	137,639
Legacy Class A	2,465,387	2,520	339,295	2,807,202
Legacy Class B	921,913	1,049	142,368	1,065,330
Institutional	8,862	10	1,222	10,094

Total Distributions	$4,084,431	$4,493	$611,421	$4,700,345

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statement of Changes in Net Assets for the year ended December 31, 2007.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $(49,325) as ordinary income for federal income tax purposes during 2007. The International Index Fund recognized unrealized appreciation (depreciation) of $(36,923) as ordinary income for federal income tax purposes during 2007. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2007 was $1,543,355 for the International Equity Fund and $1,799,907 for the International Index Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2008. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Financial instruments

The Small Cap Index Fund, International Index Fund, and Feeder Funds (through their investment in the Master Portfolios) may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts.

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC monthly. The rates for the Feeder Funds include the fee for Barclays Global Fund Advisors’ (“Barclays”) investment advisory services to the Master Portfolios.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%
Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%
International Equity Fund	0.80%	LifePath Income Fund	0.70%
S&P 500 Index Fund	0.20%	LifePath 2010 Fund	0.70%
Small Cap Index Fund	0.35%	LifePath 2020 Fund	0.70%
International Index Fund	0.50%	LifePath 2030 Fund	0.70%
Equity and Bond Fund	None	LifePath 2040 Fund	0.70%
Bond Fund	0.10%

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the Underlying Funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the Underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

SFIMC has engaged Capital Guardian Trust Company (“Capital Guardian”) as the investment sub-adviser to provide day-to-day portfolio management for the Equity Fund and International Equity Fund; Northern Trust Investments, N.A. (“Northern Trust”) as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and International Index Fund; and Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund. In accordance with the overall investment objectives of each respective Fund, Capital Guardian, Northern Trust, Bridgeway and Rainier determine which securities to buy and sell for each of those Funds, select the brokers and dealers to effect the transactions, and negotiate commissions. Capital Guardian’s, Northern Trust’s, Bridgeway’s and Rainier’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds. For the six months ended June 30, 2008, the following fees were earned by Capital Guardian, Northern Trust, Bridgeway and Rainier for providing sub-advisory services (although not all amounts indicated were paid during that period):

	Capital Guardian	Northern Trust	Bridgeway	Rainier
Equity Fund	$348,671	$—	$—	$—
International Equity Fund	219,438	—	—	—
Small Cap Index Fund	—	163,656	—	—
International Index Fund	—	155,170	—	—
Small Mid/Cap Equity Fund	—	—	249,819	254,570

Total Sub-Advisory Fees	$568,109	$318,826	$249,819	$254,570

Distribution and Shareholder Services Agreements

The Trust has entered into distribution plan agreements pursuant to Rule 12b-1 of the Investment Company Act of 1940 with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of these agreements, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts:

	Class A	Class B	Legacy Class A	Legacy Class B	Class R-1	Class R-2
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
Bond Fund and Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

Effective January 1, 2008 distribution and service (12b-1) fees for Class B shares of the Small/Mid Cap Equity Fund, International Equity Fund and Equity and Bond Fund had fallen from 0.95% of average daily net assets to 0.85% of average daily net assets.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can be carried forward and reimbursed in a later time period. At June 30, 2008, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund is dependant upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$5,495,446	Tax Advantaged Bond Fund	6,084,505
Small/Mid Cap Equity Fund	5,699,777	Money Market Fund	4,757,691
International Equity Fund	4,279,491	LifePath Income Fund	3,033,392
S&P 500 Index Fund	16,598,124	LifePath 2010 Fund	7,352,081
Small Cap Index Fund	9,272,153	LifePath 2020 Fund	11,813,894
International Index Fund	6,163,689	LifePath 2030 Fund	8,275,760
Equity and Bond Fund	7,806,479	LifePath 2040 Fund	5,717,615

Bond Fund	7,492,344	TOTAL	$109,842,441

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Expense Reduction Agreements

For the Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares of all Funds other than the LifePath Funds, SFIMC has agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses exceed the percentage of each Class’s average net assets indicated in the table below. SFIMC has agreed to reimburse Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares for each LifePath Fund if, and to the extent, the LifePath Fund Class’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund Class’s average net assets shown in the table below:

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional
Equity Fund	1.20%	1.90%	1.20%	1.60%	0.95%
Small/Mid Cap Equity Fund	1.40%	2.00%	1.40%	1.80%	1.15%
International Equity Fund	1.50%	2.10%	1.50%	1.90%	1.25%
S&P 500 Index Fund	0.80%	1.50%	0.80%	1.20%	0.55%
Small Cap Index Fund	0.95%	1.65%	0.95%	1.35%	0.70%
International Index Fund	1.15%	1.85%	1.15%	1.55%	0.90%
Equity and Bond Fund	0.25%	0.85%	0.25%	0.65%	—
Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%
Tax Advantaged Bond Fund	0.70%	1.10%	0.70%	1.10%	—
Money Market Fund	0.60%	1.00%	0.60%	1.00%	0.45%
LifePath Income Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2010 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2020 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2030 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2040 Fund	1.30%	2.00%	1.30%	1.70%	1.05%

For all Class R shares, SFIMC has agreed to reimburse each Class for any expenses incurred by the Class, other than management fees, administrative fees charged by the Master Portfolios, distribution (12b-1) fees, and shareholder services fees, that exceed the following percentage of the Class’s average daily assets:

Fund	Expense Reimbursement Threshold	Fund	Expense Reimbursement Threshold
Equity Fund	0.10%	Money Market Fund	0.10%
Small/Mid Cap Equity Fund	0.10%	LifePath Income Fund	0.10%
International Equity Fund	0.20%	LifePath 2010 Fund	0.10%
S&P 500 Index Fund	0.10%	LifePath 2020 Fund	0.10%
Small Cap Index Fund	0.10%	LifePath 2030 Fund	0.10%
International Index Fund	0.15%	LifePath 2040 Fund	0.10%
Bond Fund	0.10%

SFIMC has agreed to reimburse all expenses directly incurred by all Class R shares of the Equity and Bond Fund excluding distribution and shareholder services fees directly incurred by the Equity and Bond Fund.

The above arrangements are voluntary and may be eliminated by SFIMC at any time.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Effective May 1, 2006, Barclays contractually agreed to waive the investment advisory fees charged to the LifePath Master Portfolios in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2009. Beginning on March 15, 2004 and until May 1, 2006, such waiver was voluntary.

Effective January 1, 2007, Barclays also contractually agreed to provide an offsetting credit against the investment advisory fees Barclays receives from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2009. Also effective January 1, 2007, Barclays Global Investors (“BGI”), an affiliate of Barclays and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BGI in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2009. Beginning on May 1, 2006 and until December 31, 2006, such waivers were voluntary.

Barclays and BGI may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Effective October 2, 2007, BGI began voluntarily waiving a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios, which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated by BGI at any time.

New accounting pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. At this time, the Trust’s management is evaluating the implications of SFAS 161 and their impact in the financial statements, if any, has not yet been determined.

3.	Investment transactions

For the six months ended June 30, 2008, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases	Sales
Equity Fund	$84,147,054	$77,134,393
Small/Mid Cap Equity Fund	86,018,084	78,006,975
International Equity Fund	41,042,333	40,005,787
Small Cap Index Fund	47,275,902	52,392,346
International Index Fund	15,341,816	6,619,735
Equity and Bond Fund	14,849,999	9,250,000
Bond Fund	14,471,815	17,314,332
Tax Advantaged Bond Fund	26,671,976	15,391,263

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Futures and foreign currency contracts

International Equity Fund and International Index Fund had the following open forward foreign currency contracts at March 31, 2008:

International Equity Fund

Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
61,455	British Pound	2	07/01/2008-07/03/2008	122,404	$160	$—
(84,757)	British Pound	2	07/02/2008-07/03/2008	(168,819)	63	—
582,315	Canadian Dollar	1	07/03/2008	571,057	—	(4,618)
(2,185,276)	Canadian Dollar	3	07/03/2008-10/03/2008	(2,141,461)	1,969	(4,624)
113,825	Danish Krone	1	07/03/2008	24,030	—	(13)
4,306,985	Euro	7	07/03/2008-12/17/2008	6,759,658	51,731	(700)
(1,744,287)	Euro	8	07/01/2008-07/09/2008	(2,745,677)	1,646	(17,673)
(318,937)	Hong Kong Dollar	2	07/02/2008-07/03/2008	(40,904)	—	(16)
172,004,800	Japanese Yen	1	07/09/2008	1,620,468	5,108	—
(1,062,797,892)	Japanese Yen	11	07/01/2008-12/17/2008	(10,058,385)	179,599	(306)
184,795	Swiss Franc	2	07/02/2008	180,896	569	—
(2,282,231)	Swiss Franc	6	07/01/2008-09/18/2008	(2,235,374)	5,322	(38,976)

				Total	$246,167	$(66,926)

International Index Fund

Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
108,454	Australian Dollar	1	09/17/2008	102,934	$2,934	$—
(79,782)	Australian Dollar	1	09/17/2008	(75,722)	—	(1,722)
356,027	British Pound	2	09/17/2008	705,024	15,024	—
811,727	Euro	2	09/17/2008	1,273,063	27,063	—
(532,442)	Euro	4	09/17/2008	(835,050)	251	(15,300)
1,091,965	Hong Kong Dollar	1	07/02/2008	140,045	45	—
(1,014,515)	Hong Kong Dollar	1	09/17/2008	(130,303)	—	(303)
39,078,716	Japanese Yen	2	09/17/2008	369,557	5,557	—

				Total	$50,874	$(17,325)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2008:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	108	$7,909,595	$7,470,360	Long	September ‘08	$(439,235)

Total							$(439,235)

International Index Fund	Hang Seng Index	2	288,296	283,682	Long	July ‘08	(4,614)
International Index Fund	DJ Euro Stoxx 50	45	2,512,923	2,396,412	Long	September ‘08	(116,511)
International Index Fund	FTSE 100 Index	13	1,517,943	1,461,248	Long	September ‘08	(56,695)
International Index Fund	Share Price Index	3	385,252	373,760	Long	September ‘08	(11,492)
International Index Fund	TOPIX Index	10	1,304,198	1,243,809	Long	September ‘08	(60,389)

Total							$(249,701)

4.	Fund share transactions

At June 30, 2008, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2008:

Effective May 1, 2008, the Tax Advantaged Bond Fund no longer offered Institutional Shares.

	Class A Dollar Amounts				Class A Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,406,099	$(257)	$1,598,882	$2,806,960	631,006	(34)	230,679	400,293
Small/Mid Cap Equity Fund	6,462,287	44	1,516,129	4,946,202	632,486	4	149,375	483,115
International Equity Fund	3,490,331	64	726,905	2,763,490	291,443	5	60,454	230,994
S&P 500 Index Fund	16,652,404	(2,558)	4,780,880	11,868,966	1,619,136	(232)	467,985	1,150,919
Small Cap Index Fund	4,442,014	(3,824)	2,132,519	2,305,671	370,187	(276)	180,784	189,127
International Index Fund	8,471,651	(4,925)	3,365,008	5,101,718	625,502	(339)	251,954	373,209
Equity and Bond Fund	3,584,627	81,223	1,369,942	2,295,908	399,251	9,814	153,538	255,527
Bond Fund	12,187,454	501,955	2,801,446	9,887,963	1,150,806	47,540	265,440	932,906
Tax Advantaged Bond Fund	12,479,392	344,860	1,979,995	10,844,257	1,153,425	32,101	182,378	1,003,148
Money Market Fund	110,193,967	533,449	89,710,215	21,017,201	110,193,967	533,449	89,710,215	21,017,201
LifePath Income Fund	15,735,183	562,224	5,024,976	11,272,431	1,391,596	50,673	445,139	997,130
LifePath 2010 Fund	32,253,924	970	14,022,447	18,232,447	2,623,541	78	1,144,212	1,479,407
LifePath 2020 Fund	57,493,888	827	18,739,369	38,755,346	4,343,819	60	1,412,500	2,931,379
LifePath 2030 Fund	53,107,629	(978)	14,653,670	38,452,981	3,816,240	(68)	1,057,763	2,758,409
LifePath 2040 Fund	40,682,802	(5,895)	12,296,252	28,380,655	2,812,285	(386)	848,742	1,963,157

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$242,604	$7	$73,255	$169,356	34,929	1	10,576	24,354
Small/Mid Cap Equity Fund	464,248	165	70,926	393,487	46,308	14	7,052	39,270
International Equity Fund	288,294	(107)	63,734	224,453	23,982	(8)	5,362	18,612
S&P 500 Index Fund	1,081,630	(1)	219,796	861,833	104,224	—	21,326	82,898
Small Cap Index Fund	326,292	(66)	148,327	177,899	27,178	(5)	12,459	14,714
International Index Fund	561,728	(6)	135,676	426,046	41,121	(1)	9,997	31,123
Equity and Bond Fund	203,304	3,531	82,356	124,479	22,714	425	9,177	13,962
Bond Fund	441,712	19,333	131,903	329,142	41,788	1,832	12,521	31,099
Tax Advantaged Bond Fund	45,503	1,720	10,922	36,301	4,201	160	1,004	3,357
Money Market Fund	191,270	1,157	45,527	146,900	191,270	1,157	45,527	146,900
LifePath Income Fund	390,175	11,635	99,614	302,196	34,474	1,044	8,794	26,724
LifePath 2010 Fund	1,470,549	167	327,958	1,142,758	120,782	13	26,841	93,954
LifePath 2020 Fund	3,840,393	42	890,442	2,949,993	291,657	3	67,461	224,199
LifePath 2030 Fund	4,372,519	275	1,085,973	3,286,271	316,368	(19)	78,474	237,875
LifePath 2040 Fund	4,661,932	232	1,034,243	3,627,921	322,540	15	71,367	251,188

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,312,544	$(146)	$9,777,509	$(5,465,111)	599,102	(18)	1,354,136	(755,052)
Small/Mid Cap Equity Fund	5,408,580	129	5,328,437	80,272	544,058	12	535,741	8,329
International Equity Fund	3,057,971	40	3,061,345	(3,334)	253,493	3	254,634	(1,138)
S&P 500 Index Fund	17,105,122	616	30,386,307	(13,280,569)	1,638,845	54	2,948,981	(1,310,082)
Small Cap Index Fund	6,268,282	(895)	12,841,384	(6,573,997)	525,440	(66)	1,080,003	(554,629)
International Index Fund	8,018,168	(309)	10,174,677	(2,156,818)	587,033	(22)	749,784	(162,773)
Equity and Bond Fund	3,548,558	614,010	8,840,925	(4,678,357)	391,909	73,537	979,874	(514,428)
Bond Fund	12,371,902	2,507,805	11,049,835	3,829,872	1,165,804	237,022	1,044,391	358,435
Tax Advantaged Bond Fund	2,348,599	522,945	2,620,429	251,115	216,946	48,766	242,487	23,225
Money Market Fund	31,927,270	925,063	27,061,088	5,791,245	31,927,270	925,063	27,061,088	5,791,245
LifePath Income Fund	7,353,283	1,185,958	9,426,506	(887,265)	641,651	105,064	820,805	(74,090)
LifePath 2010 Fund	11,973,040	152	25,434,542	(13,461,350)	983,248	12	2,086,468	(1,103,208)
LifePath 2020 Fund	20,481,274	107	36,250,771	(15,769,390)	1,556,732	9	2,761,157	(1,204,416)
LifePath 2030 Fund	19,645,624	(295)	26,534,248	(6,888,919)	1,415,187	(20)	1,919,729	(504,562)
LifePath 2040 Fund	15,509,324	503	18,273,374	(2,763,547)	1,069,969	34	1,267,391	(197,388)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,117,996	$(33)	$3,312,552	$(2,194,589)	156,369	(4)	463,270	(306,905)
Small/Mid Cap Equity Fund	1,078,740	(3)	1,424,358	(345,621)	112,891	—	148,236	(35,345)
International Equity Fund	528,670	170	835,458	(306,618)	43,948	14	70,017	(26,055)
S&P 500 Index Fund	4,051,363	(18)	9,360,911	(5,309,566)	385,372	(2)	910,343	(524,973)
Small Cap Index Fund	1,278,837	(35)	4,042,780	(2,763,978)	108,857	(3)	344,035	(235,181)
International Index Fund	1,257,937	(19)	2,202,477	(944,559)	92,707	(1)	162,539	(69,833)
Equity and Bond Fund	1,141,563	188,537	3,276,838	(1,946,738)	125,957	22,552	361,163	(212,654)
Bond Fund	1,850,212	697,708	2,726,455	(178,535)	174,284	65,926	257,507	(17,297)
Tax Advantaged Bond Fund	112,129	50,257	220,349	(57,963)	10,340	4,686	20,366	(5,340)
Money Market Fund	3,780,990	39,373	2,144,277	1,676,086	3,780,990	39,373	2,144,277	1,676,086
LifePath Income Fund	949,285	113,043	1,157,930	(95,602)	82,775	9,995	100,614	(7,844)
LifePath 2010 Fund	2,020,844	(228)	3,525,072	(1,504,456)	166,430	(19)	290,447	(124,036)
LifePath 2020 Fund	4,538,199	1,215	6,776,334	(2,236,920)	346,782	90	515,712	(168,840)
LifePath 2030 Fund	3,368,560	(745)	5,241,430	(1,873,615)	245,025	(52)	379,840	(134,867)
LifePath 2040 Fund	3,674,836	88	3,353,122	321,802	254,387	5	233,344	21,048

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$17,098,787	$1,933	$2,370,816	$14,729,904	2,365,469	253	338,039	2,027,683
Small/Mid Cap Equity Fund	4,398,822	2,091	2,344,178	2,056,735	432,591	189	230,008	202,772
International Equity Fund	1,594,939	(59)	1,143,289	451,591	134,165	(5)	96,398	37,762
S&P 500 Index Fund	6,729,137	2,533	6,440,843	290,827	648,633	228	627,451	21,410
Small Cap Index Fund	4,591,355	8,603	3,728,253	871,705	380,405	636	311,851	69,190
International Index Fund	6,115,260	5,200	4,593,555	1,526,905	446,252	357	337,961	108,648
Equity and Bond Fund	1,504,212	107,415	730,280	881,347	166,128	12,942	81,536	97,534
Bond Fund	5,536,396	391,499	11,182,980	(5,255,085)	521,202	37,069	1,050,803	(492,532)
Money Market Fund	34,718,225	302,620	25,811,612	9,209,233	34,718,225	302,620	25,811,612	9,209,233
LifePath Income Fund	1,473,570	179,855	1,637,412	16,013	127,766	15,927	143,046	647
LifePath 2010 Fund	5,157,719	(857)	3,874,283	1,282,579	419,883	(69)	315,687	104,127
LifePath 2020 Fund	9,524,447	(11,150)	5,147,478	4,365,819	720,503	(818)	386,930	332,755
LifePath 2030 Fund	11,516,530	530	7,931,869	3,585,191	828,849	36	572,325	256,560
LifePath 2040 Fund	14,177,022	6,658	6,060,973	8,122,707	976,291	432	417,739	558,984

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$312,990	$(92)	$186,848	$126,050	44,713	(12)	26,958	17,743
Small/Mid Cap Equity Fund	752,861	(3)	87,227	665,631	76,084	—	8,816	67,268
International Equity Fund	508,702	(2)	113,252	395,448	42,542	—	9,590	32,952
S&P 500 Index Fund	1,779,632	(55)	661,788	1,117,789	171,494	(5)	64,716	106,773
Small Cap Index Fund	636,679	(239)	242,112	394,328	53,073	(19)	20,100	32,954
International Index Fund	1,096,199	(178)	199,495	896,526	80,798	(12)	14,816	65,970
Equity and Bond Fund	344,851	11,705	68,536	288,020	38,651	1,427	7,673	32,405
Bond Fund	613,484	38,222	251,699	400,007	57,999	3,618	23,946	37,671
Money Market Fund	2,067,428	39,026	1,033,146	1,073,308	2,067,428	39,026	1,033,146	1,073,308
LifePath Income Fund	303,960	19,024	271,416	51,568	26,866	1,711	24,149	4,428
LifePath 2010 Fund	992,197	1	622,202	369,996	81,469	—	50,966	30,503
LifePath 2020 Fund	2,485,360	(15)	863,785	1,621,560	188,319	(1)	66,118	122,200
LifePath 2030 Fund	3,022,662	(44)	1,167,884	1,854,734	219,359	(3)	84,733	134,623
LifePath 2040 Fund	3,292,546	—	1,104,267	2,188,279	227,978	—	77,560	150,418

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$504,564	$—	$755,675	$(251,111)	72,863	—	108,044	(35,181)
Small/Mid Cap Equity Fund	791,322	—	354,151	437,171	78,874	—	36,071	42,803
International Equity Fund	785,501	—	466,137	319,364	64,968	—	39,520	25,448
S&P 500 Index Fund	1,592,073	—	928,754	663,319	153,481	—	90,211	63,270
Small Cap Index Fund	478,386	—	584,061	(105,675)	39,512	—	48,274	(8,762)
International Index Fund	829,905	—	686,012	143,893	60,800	—	49,906	10,894
Equity and Bond Fund	264,396	20,865	185,066	100,195	29,753	2,541	20,875	11,419
Bond Fund	805,043	50,814	539,016	316,841	76,047	4,813	50,683	30,177
Money Market Fund	5,604,552	107,773	2,867,411	2,844,914	5,604,552	107,773	2,867,411	2,844,914
LifePath Income Fund	947,400	27,608	194,776	780,232	81,987	2,440	16,992	67,435
LifePath 2010 Fund	2,184,342	—	1,014,845	1,169,497	178,443	—	83,774	94,669
LifePath 2020 Fund	2,987,835	—	1,231,567	1,756,268	225,588	—	94,022	131,566
LifePath 2030 Fund	3,844,477	—	978,904	2,865,573	277,798	—	71,102	206,696
LifePath 2040 Fund	2,897,770	—	1,162,675	1,735,095	199,852	—	80,424	119,428

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$51,736	$98	$40,806	$11,028	7,307	13	5,809	1,511
Small/Mid Cap Equity Fund	37,426	3	23,744	13,685	3,667	—	2,421	1,246
International Equity Fund	30,505	2	15,680	14,827	2,525	—	1,299	1,226
S&P 500 Index Fund	256,921	76	60,438	196,559	24,307	7	5,956	18,358
Small Cap Index Fund	81,622	258	43,722	38,158	6,710	20	3,631	3,099
International Index Fund	63,166	201	21,756	41,611	4,541	14	1,607	2,948
Equity and Bond Fund	15,334	1,179	6,518	9,995	1,713	143	728	1,128
Bond Fund	36,094	7,706	2,195	41,605	3,409	729	208	3,930
Money Market Fund	108,470	5,392	149,478	(35,616)	108,470	5,392	149,478	(35,616)
LifePath Income Fund	30,441	312	1,437	29,316	2,646	28	125	2,549
LifePath 2010 Fund	51,296	—	1,777	49,519	4,193	—	145	4,048
LifePath 2020 Fund	188,477	21	209,794	(21,296)	14,222	1	15,701	(1,478)
LifePath 2030 Fund	173,713	47	23,617	150,143	12,453	3	1,687	10,769
LifePath 2040 Fund	213,331	—	2,415	210,916	14,545	—	166	14,379

Year ended December 31, 2007:
	Class A Dollar Amounts				Class A Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$9,405,996	$900,114	$1,119,213	$9,186,897	1,054,710	118,263	126,476	1,046,497
Small/Mid Cap Equity Fund	11,167,172	1,449,083	1,043,284	11,572,971	904,842	132,217	84,105	952,954
International Equity Fund	5,362,920	507,702	517,434	5,353,188	401,309	39,418	38,402	402,325
S&P 500 Index Fund	31,602,841	689,445	3,877,411	28,414,875	2,812,025	61,559	287,110	2,586,474
Small Cap Index Fund	11,552,729	963,876	1,879,420	10,637,185	791,837	73,240	129,366	735,711
International Index Fund	19,087,762	851,049	2,464,806	17,474,005	1,283,300	57,617	164,421	1,176,496
Equity and Bond Fund	7,379,713	479,105	1,376,576	6,482,242	723,009	50,508	139,507	634,010
Bond Fund	13,058,795	539,380	3,264,664	10,333,511	1,264,301	52,042	315,322	1,001,021
Tax Advantaged Bond Fund	20,291,993	408,949	5,917,837	14,783,105	1,878,565	37,883	547,461	1,368,987
Money Market Fund	121,066,549	1,090,552	103,583,593	18,573,508	121,066,549	1,090,552	103,583,593	18,573,508
LifePath Income Fund	29,170,523	1,631,654	5,711,899	25,090,278	2,482,694	140,945	486,576	2,137,063
LifePath 2010 Fund	78,063,238	5,315,550	9,462,994	73,915,794	6,006,900	426,250	723,141	5,710,009
LifePath 2020 Fund	143,793,926	9,779,730	14,653,175	138,920,481	9,972,911	716,460	1,014,858	9,674,513
LifePath 2030 Fund	126,140,025	8,131,707	12,310,544	121,961,188	8,187,126	561,188	797,819	7,950,495
LifePath 2040 Fund	101,832,179	5,986,843	12,412,450	95,406,572	6,215,273	391,801	751,964	5,855,110

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$534,962	$56,555	$61,340	$530,177	60,753	7,445	7,110	61,088
Small/Mid Cap Equity Fund	535,612	80,352	48,033	567,931	44,478	7,433	3,993	47,918
International Equity Fund	330,909	35,592	31,442	335,059	24,981	2,763	2,385	25,359
S&P 500 Index Fund	2,052,039	29,663	460,440	1,621,262	184,058	2,644	25,688	161,014
Small Cap Index Fund	848,698	73,495	152,301	769,892	58,204	5,592	10,543	53,253
International Index Fund	1,154,667	46,367	152,509	1,048,525	78,297	3,139	10,218	71,218
Equity and Bond Fund	512,017	26,920	105,990	432,947	50,352	2,850	10,403	42,799
Bond Fund	559,007	23,248	67,310	514,945	54,103	2,245	6,521	49,827
Tax Advantaged Bond Fund	71,524	2,651	6,608	67,567	6,622	246	613	6,255
Money Market Fund	72,330	2,258	33,108	41,480	72,330	2,258	33,108	41,480
LifePath Income Fund	770,415	39,258	70,663	739,010	65,344	3,377	5,998	62,723
LifePath 2010 Fund	2,906,074	188,198	335,540	2,758,732	225,378	15,190	25,942	214,626
LifePath 2020 Fund	7,633,585	532,506	821,696	7,344,395	532,832	39,159	57,145	514,846
LifePath 2030 Fund	9,560,208	588,113	1,187,274	8,961,047	623,260	40,704	77,146	586,818
LifePath 2040 Fund	10,085,735	594,801	994,948	9,685,588	618,071	39,030	60,882	596,219

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$11,087,793	$7,876,370	$16,884,901	$2,079,262	1,206,386	1,002,079	1,833,085	375,380
Small/Mid Cap Equity Fund	11,583,376	7,839,839	9,071,806	10,351,409	969,555	727,933	760,687	936,801
International Equity Fund	5,684,085	2,712,616	4,955,272	3,441,429	421,550	209,305	366,961	263,894
S&P 500 Index Fund	35,091,094	5,918,420	60,786,629	(19,777,115)	3,128,601	527,958	4,998,310	(1,341,751)
Small Cap Index Fund	15,844,825	9,089,080	27,774,476	(2,840,571)	1,093,576	697,543	1,911,543	(120,424)
International Index Fund	18,203,536	3,783,525	17,599,817	4,387,244	1,229,047	256,531	1,181,289	304,289
Equity and Bond Fund	8,164,814	4,763,705	13,435,089	(506,570)	798,112	497,506	1,311,873	(16,255)
Bond Fund	10,210,537	4,883,844	19,950,856	(4,856,475)	986,671	471,299	1,928,876	(470,906)
Tax Advantaged Bond Fund	2,928,379	1,253,193	5,637,472	(1,455,900)	271,560	116,201	522,522	(134,761)
Money Market Fund	43,323,186	3,351,091	47,597,224	(922,947)	43,323,186	3,351,091	47,597,224	(922,947)
LifePath Income Fund	8,009,569	4,996,118	25,222,121	(12,216,434)	670,502	423,991	2,117,103	(1,022,610)
LifePath 2010 Fund	27,152,616	13,205,624	40,731,358	(373,118)	2,103,908	1,065,827	3,152,987	16,748
LifePath 2020 Fund	50,753,022	21,856,712	57,085,088	15,524,646	3,548,331	1,611,834	3,991,553	1,168,612
LifePath 2030 Fund	42,999,868	14,777,243	36,082,097	21,695,014	2,804,011	1,022,667	2,352,410	1,474,268
LifePath 2040 Fund	43,309,340	10,245,728	29,661,840	23,893,228	2,654,501	670,969	1,815,088	1,510,382

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$3,068,150	$2,797,300	$5,549,434	$316,016	336,149	358,173	606,652	87,670
Small/Mid Cap Equity Fund	2,699,654	2,719,599	2,740,588	2,678,665	232,187	261,500	237,754	255,933
International Equity Fund	1,293,122	706,084	1,174,681	824,525	96,871	54,650	88,317	63,204
S&P 500 Index Fund	9,878,006	1,553,647	19,295,301	(7,863,648)	885,690	138,593	1,567,754	(543,471)
Small Cap Index Fund	3,821,083	2,853,022	6,656,107	17,998	267,780	221,852	466,651	22,981
International Index Fund	3,436,070	893,147	3,595,010	734,207	232,878	60,509	243,248	50,139
Equity and Bond Fund	3,073,783	1,779,975	5,005,550	(151,792)	300,504	186,170	488,463	(1,789)
Bond Fund	2,473,129	1,403,160	5,611,231	(1,734,942)	238,917	135,388	542,675	(168,370)
Tax Advantaged Bond Fund	177,616	122,260	640,593	(340,717)	16,407	11,335	59,313	(31,571)
Money Market Fund	2,767,681	92,688	1,932,261	928,108	2,767,681	92,688	1,932,261	928,108
LifePath Income Fund	852,620	482,808	2,019,617	(684,189)	71,785	40,953	169,513	(56,775)
LifePath 2010 Fund	4,012,145	2,227,790	5,942,691	297,244	313,018	180,388	462,431	30,975
LifePath 2020 Fund	10,364,180	4,451,881	9,554,439	5,261,622	727,711	328,794	670,940	385,565
LifePath 2030 Fund	9,526,066	3,434,450	7,715,633	5,244,883	626,420	238,669	504,617	360,472
LifePath 2040 Fund	9,105,654	2,432,368	6,022,591	5,515,431	560,904	159,709	370,963	349,650

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$5,244,842	$1,870,325	$5,335,989	$1,779,178	584,966	245,433	601,077	229,322
Small/Mid Cap Equity Fund	8,516,518	2,560,008	2,700,738	8,375,788	688,178	232,306	219,576	700,908
International Equity Fund	3,680,460	801,550	1,937,183	2,544,827	274,034	62,184	146,846	189,372
S&P 500 Index Fund	14,249,246	1,251,804	10,573,499	4,927,551	1,267,214	111,382	858,747	519,849
Small Cap Index Fund	9,371,680	2,664,668	9,048,886	2,987,462	640,317	202,170	617,122	225,365
International Index Fund	12,860,129	1,391,711	6,770,757	7,481,083	864,992	94,045	456,590	502,447
Equity and Bond Fund	2,517,951	653,749	1,833,957	1,337,743	247,090	68,627	180,520	135,197
Bond Fund	12,605,970	621,293	5,896,429	7,330,834	1,221,064	60,023	569,357	711,730
Tax Advantaged Bond Fund	56,839	4,978	33,196	28,621	5,260	461	3,076	2,645
Money Market Fund	26,685,278	766,375	21,008,227	6,443,426	26,685,278	766,375	21,008,227	6,443,426
LifePath Income Fund	4,177,606	690,474	1,762,033	3,106,047	348,589	58,591	148,162	259,018
LifePath 2010 Fund	11,293,474	1,982,347	6,412,292	6,863,529	870,163	158,970	492,386	536,747
LifePath 2020 Fund	26,519,906	4,311,909	9,700,354	21,131,461	1,841,128	315,879	673,766	1,483,241
LifePath 2030 Fund	30,343,937	4,358,333	9,406,647	25,295,623	1,965,651	300,162	613,946	1,651,867
LifePath 2040 Fund	34,181,990	4,169,620	8,931,101	29,420,509	2,080,845	271,815	546,103	1,806,557

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$931,588	$106,650	$574,591	$463,647	104,546	14,032	66,074	52,504
Small/Mid Cap Equity Fund	1,177,183	186,392	680,727	682,848	98,598	17,371	56,642	59,327
International Equity Fund	1,080,257	103,336	472,953	710,640	80,932	8,023	35,014	53,941
S&P 500 Index Fund	3,200,479	63,333	2,731,481	532,331	284,170	5,650	237,030	52,790
Small Cap Index Fund	1,482,663	124,361	1,280,470	326,554	101,933	9,472	87,714	23,691
International Index Fund	1,751,172	80,921	956,729	875,364	117,850	5,482	65,838	57,494
Equity and Bond Fund	1,048,066	81,914	507,682	622,298	103,472	8,715	51,180	61,007
Bond Fund	852,653	62,475	562,136	352,992	82,464	6,033	54,321	34,176
Money Market Fund	5,312,950	136,762	5,673,148	(223,436)	5,312,950	136,762	5,673,148	(223,436)
LifePath Income Fund	807,532	74,392	449,871	432,053	68,630	6,413	38,407	36,636
LifePath 2010 Fund	1,521,400	155,684	1,467,126	209,958	118,264	12,575	113,737	17,102
LifePath 2020 Fund	5,097,304	371,563	2,693,880	2,774,987	355,451	27,341	187,789	195,003
LifePath 2030 Fund	6,216,696	386,493	2,573,769	4,029,420	405,910	26,802	168,214	264,498
LifePath 2040 Fund	6,554,268	374,360	3,118,511	3,810,117	403,400	24,596	192,915	235,081

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$3,532,162	$382,469	$274,711	$3,639,920	394,242	50,391	30,420	414,213
Small/Mid Cap Equity Fund	3,832,765	530,919	293,393	4,070,291	305,641	49,068	24,018	330,691
International Equity Fund	2,546,088	227,835	271,295	2,502,628	185,890	17,676	20,066	183,500
S&P 500 Index Fund	4,172,560	136,182	815,792	3,492,950	368,297	12,181	62,436	318,042
Small Cap Index Fund	1,728,243	203,820	390,483	1,541,580	117,808	15,500	26,693	106,615
International Index Fund	2,958,910	150,727	393,321	2,716,316	193,189	10,205	26,020	177,374
Equity and Bond Fund	2,985,953	142,403	383,525	2,744,831	291,341	15,264	39,276	267,329
Bond Fund	1,217,633	72,990	364,444	926,179	118,660	7,048	35,109	90,599
Money Market Fund	24,969,334	205,682	20,672,958	4,502,058	24,969,334	205,682	20,672,958	4,502,058
LifePath Income Fund	1,031,323	71,601	278,001	824,923	86,667	6,069	23,242	69,494
LifePath 2010 Fund	4,764,061	319,017	1,055,709	4,027,369	364,674	25,686	80,866	309,494
LifePath 2020 Fund	6,796,261	529,086	1,316,174	6,009,173	471,187	38,903	90,325	419,765
LifePath 2030 Fund	8,501,973	571,777	1,576,755	7,496,995	550,570	39,542	103,123	486,989
LifePath 2040 Fund	5,684,471	452,593	1,160,624	4,976,440	346,288	29,620	70,612	305,296

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$128,830	$21,330	$67,244	$82,916	14,533	2,802	7,533	9,802
Small/Mid Cap Equity Fund	65,746	24,392	15,458	74,680	5,411	2,226	1,292	6,345
International Equity Fund	80,144	13,442	35,448	58,138	6,001	1,041	2,489	4,553
S&P 500 Index Fund	187,453	10,947	89,449	108,951	16,505	974	5,852	11,627
Small Cap Index Fund	152,191	16,037	48,949	119,279	10,412	1,216	3,313	8,315
International Index Fund	225,865	13,180	53,590	185,455	15,248	890	3,448	12,690
Equity and Bond Fund	67,297	6,906	11,195	63,008	6,829	735	1,123	6,441
Bond Fund	114,692	11,157	4,497	121,352	11,053	1,077	435	11,695
Money Market Fund	1,118,006	21,625	940,092	199,539	1,118,006	21,625	940,092	199,539
LifePath Income Fund	—	75	—	75	—	7	—	7
LifePath 2010 Fund	283,819	23,818	140,373	167,264	21,977	1,915	10,931	12,961
LifePath 2020 Fund	443,062	113,082	92,400	463,744	30,902	8,321	6,388	32,835
LifePath 2030 Fund	327,204	52,522	203,292	176,434	21,437	3,624	13,293	11,768
LifePath 2040 Fund	653,385	40,783	148,673	545,495	39,425	2,662	8,812	33,275

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years, or if performance information is not available for these periods, since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on the investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2008 (d)	$7.53	$0.07	$(1.45)	$(1.38)	$—	$—	$—
Year ended 12/31/2007	8.76	0.15	(0.70)	(0.55)	(0.16)	(0.52)	(0.68)
Period ended 12/31/2006 (e)	8.44	0.07	0.76	0.83	(0.13)	(0.38)	(0.51)
Class B Shares
Six months ended 06/30/2008 (d)	7.53	0.05	(1.45)	(1.40)	—	—	—
Year ended 12/31/2007	8.77	0.09	(0.72)	(0.63)	(0.09)	(0.52)	(0.61)
Period ended 12/31/2006 (e)	8.44	0.03	0.77	0.80	(0.09)	(0.38)	(0.47)
Legacy Class A Shares
Six months ended 06/30/2008 (d)	7.78	0.08	(1.51)	(1.43)	—	—	—
Year ended 12/31/2007	9.03	0.15	(0.73)	(0.58)	(0.15)	(0.52)	(0.67)
Year ended 12/31/2006	8.21	0.11	1.20	1.31	(0.11)	(0.38)	(0.49)
Year ended 12/31/2005	8.54	0.09	0.50	0.59	(0.09)	(0.83)	(0.92)
Year ended 12/31/2004	8.00	0.09	0.53	0.62	(0.08)	—	(0.08)
Year ended 12/31/2003	6.55	0.05	1.44	1.49	(0.04)	—	(0.04)
Legacy Class B Shares
Six months ended 06/30/2008 (d)	7.73	0.06	(1.50)	(1.44)	—	—	—
Year ended 12/31/2007	8.97	0.12	(0.73)	(0.61)	(0.11)	(0.52)	(0.63)
Year ended 12/31/2006	8.16	0.07	1.19	1.26	(0.07)	(0.38)	(0.45)
Year ended 12/31/2005	8.49	0.06	0.50	0.56	(0.06)	(0.83)	(0.89)
Year ended 12/31/2004	7.96	0.06	0.52	0.58	(0.05)	—	(0.05)
Year ended 12/31/2003	6.51	0.02	1.45	1.47	(0.02)	—	(0.02)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Unaudited.

(e)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.

	Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses(c)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate

$6.15	(18.33)%	$14.4	1.18%	2.16%	1.18%	2.16%	57%(c)
7.53	(6.38)	14.7	1.17	1.72	1.17	1.72	46
8.76	9.90	7.9	1.17	1.27	1.17	1.27	42

6.13	(18.59)	3.7	1.88	1.45	1.88	1.45	57(c)
7.53	(7.27)	4.3	1.87	0.99	1.87	0.99	46
8.77	9.47	4.5	1.87	0.57	1.87	0.57	42

6.35	(18.38)	77.2	1.18	2.14	1.18	2.14	57(c)
7.78	(6.57)	100.4	1.17	1.68	1.17	1.68	46
9.03	15.99	113.1	1.17	1.26	1.17	1.26	42
8.21	6.76	99.1	1.20	1.05	1.21	1.04	90
8.54	7.80	95.7	1.18	1.11	1.18	1.11	2
8.00	22.81	74.4	1.20	0.72	1.23	0.69	1

6.29	(18.63)	28.9	1.58	1.74	1.58	1.74	57(c)
7.73	(6.91)	37.8	1.57	1.28	1.57	1.28	46
8.97	15.47	43.1	1.57	0.86	1.57	0.86	42
8.16	6.42	45.9	1.60	0.65	1.61	0.64	90
8.49	7.32	43.0	1.58	0.71	1.58	0.71	2
7.96	22.57	34.6	1.60	0.32	1.62	0.30	1

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Institutional Shares
Six months ended 06/30/2008 (e)	$7.54	$0.08	$(1.45)	$(1.37)	$—	$—	$—
Year ended 12/31/2007	8.78	0.17	(0.72)	(0.55)	(0.17)	(0.52)	(0.69)
Year ended 12/31/2006	8.00	0.13	1.16	1.29	(0.13)	(0.38)	(0.51)
Year ended 12/31/2005	8.34	0.12	0.49	0.61	(0.12)	(0.83)	(0.95)
Year ended 12/31/2004	7.81	0.13	0.52	0.65	(0.12)	—	(0.12)
Year ended 12/31/2003	6.38	0.09	1.41	1.50	(0.07)	—	(0.07)
Class R-1 Shares
Six months ended 06/30/2008 (e)	7.52	0.06	(1.45)	(1.39)	—	—	—
Year ended 12/31/2007	8.75	0.12	(0.71)	(0.59)	(0.12)	(0.52)	(0.64)
Year ended 12/31/2006	7.98	0.08	1.16	1.24	(0.09)	(0.38)	(0.47)
Year ended 12/31/2005	8.33	0.06	0.49	0.55	(0.07)	(0.83)	(0.90)
Period ended 12/31/2004 (f)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)
Class R-2 Shares
Six months ended 06/30/2008 (e)	7.51	0.07	(1.46)	(1.39)	—	—	—
Year ended 12/31/2007	8.76	0.14	(0.71)	(0.57)	(0.16)	(0.52)	(0.68)
Year ended 12/31/2006	7.99	0.10	1.16	1.26	(0.11)	(0.38)	(0.49)
Year ended 12/31/2005	8.33	0.08	0.50	0.58	(0.09)	(0.83)	(0.92)
Period ended 12/31/2004 (f)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)
Class R-3 Shares
Six months ended 06/30/2008 (e)	7.54	0.08	(1.46)	(1.38)	—	—	—
Year ended 12/31/2007	8.77	0.17	(0.71)	(0.54)	(0.17)	(0.52)	(0.69)
Year ended 12/31/2006	8.00	0.12	1.16	1.28	(0.13)	(0.38)	(0.51)
Year ended 12/31/2005	8.33	0.10	0.51	0.61	(0.11)	(0.83)	(0.94)
Period ended 12/31/2004 (f)	7.75	0.05	0.64	0.69	(0.11)	—	(0.11)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(c)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Unaudited.

(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 23, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (d)	Expenses (c) (d)	Net investment income (loss) (d)	Portfolio turnover rate

$6.17	(18.17)%	$115.4	0.93%	2.40%	0.93%	2.40%	57%(d)
7.54	(6.36)	126.0	0.92	1.93	0.92	1.93	46
8.78	16.20	144.6	0.92	1.51	0.92	1.51	42
8.00	7.15	128.4	0.88	1.38	0.89	1.37	90
8.34	8.34	114.4	0.68	1.62	0.68	1.62	2
7.81	23.52	91.2	0.68	1.24	0.68	1.24	1

6.13	(18.48)	2.0	1.50	1.83	1.50	1.83	57(d)
7.52	(6.84)	2.3	1.49	1.38	1.49	1.38	46
8.75	15.57	2.3	1.49	0.94	1.49	0.94	42
7.98	6.49	1.6	1.52	0.74	1.54	0.72	90
8.33	8.76	1.1	1.51	1.33	1.51	1.33	2

6.12	(18.51)	4.4	1.30	2.01	1.30	2.01	57(d)
7.51	(6.66)	5.7	1.29	1.61	1.29	1.61	46
8.76	15.78	3.0	1.29	1.15	1.29	1.15	42
7.99	6.79	2.0	1.32	0.95	1.34	0.93	90
8.33	8.82	1.1	1.31	1.53	1.31	1.53	2

6.16	(18.30)	1.0	1.00	2.32	1.00	2.32	57(d)
7.54	(6.32)	1.2	0.99	1.87	0.99	1.87	46
8.77	16.01	1.3	0.99	1.44	0.99	1.44	42
8.00	7.16	1.1	1.02	1.23	1.03	1.22	90
8.33	8.94	1.1	1.01	1.84	1.01	1.84	2

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2008 (d)	$10.92	$(0.04)	$(0.58)	$(0.62)	$—	$—	$—
Year ended 12/31/2007	10.80	(0.06)	1.74	1.68	—	(1.56)	(1.56)
Period ended 12/31/2006 (e)	11.35	(0.04)	0.42	0.38	—	(0.93)	(0.93)
Class B Shares
Six months ended 06/30/2008 (d)	10.77	(0.09)	(0.56)	(0.65)	—	—	—
Year ended 12/31/2007	10.75	(0.14)	1.72	1.58	—	(1.56)	(1.56)
Period ended 12/31/2006 (e)	11.35	(0.09)	0.42	0.33	—	(0.93)	(0.93)
Legacy Class A Shares
Six months ended 06/30/2008 (d)	10.72	(0.04)	(0.57)	(0.61)	—	—	—
Year ended 12/31/2007	10.64	(0.06)	1.70	1.64	—	(1.56)	(1.56)
Year ended 12/31/2006	10.12	(0.06)	1.51	1.45	—	(0.93)	(0.93)
Year ended 12/31/2005	10.45	(0.04)	0.21	0.17	—	(0.50)	(0.50)
Year ended 12/31/2004	9.84	(0.04)	0.65	0.61	—	—	—
Year ended 12/31/2003	7.06	(0.03)	2.81	2.78	—	—	—
Legacy Class B Shares
Six months ended 06/30/2008 (d)	10.36	(0.07)	(0.54)	(0.61)	—	—	—
Year ended 12/31/2007	10.36	(0.10)	1.66	1.56	—	(1.56)	(1.56)
Year ended 12/31/2006	9.91	(0.10)	1.48	1.38	—	(0.93)	(0.93)
Year ended 12/31/2005	10.29	(0.08)	0.20	0.12	—	(0.50)	(0.50)
Year ended 12/31/2004	9.73	(0.08)	0.64	0.56	—	—	—
Year ended 12/31/2003	7.00	(0.06)	2.79	2.73	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Unaudited.

(e)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate

$10.30	(5.68)%	$25.2	1.40%	(0.38)%	1.44%	(0.42)%	93%(c)
10.92	15.49	21.5	1.40%	(0.47)	1.44	(0.51)	98
10.80	3.43	10.9	1.40%	(0.54)	1.45	(0.59)	155

10.12	(6.04)	9.9	2.00	(0.99)	2.02	(1.01)	93(c)
10.77	14.63	10.1	2.10	(1.18)	2.14	(1.22)	98
10.75	2.99	9.6	2.10	(1.24)	2.15	(1.29)	155

10.11	(5.69)	77.8	1.40	(0.40)	1.44	(0.44)	93(c)
10.72	15.33	82.5	1.40	(0.48)	1.44	(0.52)	98
10.64	14.43	71.8	1.40	(0.57)	1.45	(0.62)	155
10.12	1.57	65.1	1.40	(0.39)	1.51	(0.50)	61
10.45	6.20	64.2	1.40	(0.40)	1.44	(0.44)	37
9.84	39.38	55.8	1.40	(0.31)	1.48	(0.39)	33

9.75	(5.89)	25.8	1.80	(0.80)	1.84	(0.84)	93(c)
10.36	14.99	27.8	1.80	(0.88)	1.84	(0.92)	98
10.36	14.03	25.2	1.80	(0.99)	1.84	(1.03)	155
9.91	1.10	41.2	1.80	(0.80)	1.91	(0.91)	61
10.29	5.76	41.4	1.80	(0.80)	1.84	(0.84)	37
9.73	39.00	36.7	1.80	(0.71)	1.87	(0.78)	33

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Institutional Shares
Six months ended 06/30/2008 (f)	$10.97	$(0.01)	$(0.60)	$(0.61)	$—	$—	$—
Year ended 12/31/2007	10.83	(0.03)	1.73	1.70	—	(1.56)	(1.56)
Year ended 12/31/2006	10.25	(0.03)	1.54	1.51	—	(0.93)	(0.93)
Year ended 12/31/2005	10.55	(0.01)	0.21	0.20	—	(0.50)	(0.50)
Year ended 12/31/2004	9.90	0.01	0.64	0.65	—	—	—
Year ended 12/31/2003	7.06	0.02	2.82	2.84	—	—	—
Class R-1 Shares
Six months ended 06/30/2008 (f)	10.69	(0.06)	(0.57)	(0.63)	—	—	—
Year ended 12/31/2007	10.64	(0.10)	1.71	1.61	—	(1.56)	(1.56)
Year ended 12/31/2006	10.15	(0.10)	1.52	1.42	—	(0.93)	(0.93)
Year ended 12/31/2005	10.52	(0.07)	0.20	0.13	—	(0.50)	(0.50)
Period ended 12/31/2004 (g)	8.79	(0.02)	1.75	1.73	—	—	—
Class R-2 Shares
Six months ended 06/30/2008 (f)	10.77	(0.05)	(0.57)	(0.62)	—	—	—
Year ended 12/31/2007	10.70	(0.07)	1.70	1.63	—	(1.56)	(1.56)
Year ended 12/31/2006	10.18	(0.07)	1.52	1.45	—	(0.93)	(0.93)
Year ended 12/31/2005	10.53	(0.05)	0.20	0.15	—	(0.50)	(0.50)
Period ended 12/31/2004 (g)	8.79	(0.01)	1.75	1.74	—	—	—
Class R-3 Shares
Six months ended 06/30/2008 (f)	10.92	(0.02)	(0.60)	(0.62)	—	—	—
Year ended 12/31/2007	10.78	(0.04)	1.74	1.70	—	(1.56)	(1.56)
Year ended 12/31/2006	10.23	(0.04)	1.52	1.48	—	(0.93)	(0.93)
Year ended 12/31/2005	10.54	(0.02)	0.21	0.19	—	(0.50)	(0.50)
Period ended 12/31/2004 (g)	8.79	—	1.75	1.75	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Class R-3 shares represent less than $0.01 per share in 2004.

(c)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Unaudited.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss (e)	Expenses (d) (e)	Net investment income (loss) (e)	Portfolio turnover rate

$10.36	(5.56)%	$24.4	1.15%	(0.14)%	1.19%	(0.18)%	93%(e)
10.97	15.62	23.6	1.15	(0.22)	1.19	(0.26)	98
10.83	14.84	15.7	1.15	(0.32)	1.20	(0.37)	155
10.25	1.83	13.5	1.07	(0.07)	1.18	(0.18)	61
10.55	6.57	11.8	0.90	0.11	0.95	0.06	37
9.90	40.23	8.8	0.90	0.19	0.98	0.11	33

10.06	(5.89)	3.2	1.72	(0.70)	1.76	(0.74)	93(e)
10.69	15.07	2.7	1.72	(0.81)	1.76	(0.85)	98
10.64	14.09	2.1	1.72	(0.89)	1.77	(0.94)	155
10.15	1.17	1.6	1.72	(0.71)	1.83	(0.82)	61
10.52	19.68	1.2	1.72	(0.47)	1.80	(0.55)	37

10.15	(5.76)	5.5	1.52	(0.51)	1.55	(0.54)	93(e)
10.77	15.16	5.4	1.52	(0.58)	1.56	(0.62)	98
10.70	14.35	1.9	1.52	(0.69)	1.56	(0.73)	155
10.18	1.36	1.4	1.52	(0.51)	1.63	(0.62)	61
10.53	19.80	1.2	1.52	(0.28)	1.60	(0.36)	37

10.30	(5.68)	1.4	1.22	(0.22)	1.26	(0.26)	93(e)
10.92	15.71	1.4	1.22	(0.30)	1.26	(0.34)	98
10.78	14.56	1.4	1.22	(0.40)	1.27	(0.45)	155
10.23	1.74	1.3	1.22	(0.22)	1.33	(0.33)	61
10.54	19.91	1.2	1.22	0.02	1.30	(0.06)	37

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2008 (e)	$12.80	$0.13	$(1.53)	$(1.40)	$—	$—	$—
Year ended 12/31/2007	12.44	0.09	1.28	1.37	(0.15)	(0.86)	(1.01)
Period ended 12/31/2006 (f)	11.86	0.09	0.72	0.81	(0.23)	—	(0.23)
Class B Shares
Six months ended 06/30/2008 (e)	12.80	0.09	(1.52)	(1.43)	—	—	—
Year ended 12/31/2007	12.44	—	1.27	1.27	(0.05)	(0.86)	(0.91)
Period ended 12/31/2006 (f)	11.86	0.03	0.72	0.75	(0.17)	—	(0.17)
Legacy Class A Shares
Six months ended 06/30/2008 (e)	12.88	0.13	(1.53)	(1.40)	—	—	—
Year ended 12/31/2007	12.51	0.10	1.27	1.37	(0.14)	(0.86)	(1.00)
Year ended 12/31/2006	10.74	0.12	1.86	1.98	(0.21)	—	(0.21)
Year ended 12/31/2005	9.36	0.07	1.45	1.52	(0.14)	—	(0.14)
Year ended 12/31/2004	8.39	0.04	1.00	1.04	(0.07)	—	(0.07)
Year ended 12/31/2003	6.34	0.03	2.10	2.13	(0.08)	—	(0.08)
Legacy Class B Shares
Six months ended 06/30/2008 (e)	12.83	0.10	(1.52)	(1.42)	—	—	—
Year ended 12/31/2007	12.47	0.04	1.27	1.31	(0.09)	(0.86)	(0.95)
Year ended 12/31/2006	10.68	0.06	1.85	1.91	(0.12)	—	(0.12)
Year ended 12/31/2005	9.31	0.04	1.44	1.48	(0.11)	—	(0.11)
Year ended 12/31/2004	8.35	0.01	0.98	0.99	(0.03)	—	(0.03)
Year ended 12/31/2003	6.31	—	2.09	2.09	(0.05)	—	(0.05)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2007, and Legacy Class B shares in 2003.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Unaudited.

(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(g)	Based upon net asset value of $12.44, $12.44, $12.51, and $12.47 for Class A, Class B, Legacy Class A and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.46, $12.46, $12.54 and $12.49, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.96%, 6.48%, 18.67% and 18.11%, respectively.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate

$11.40	(10.94)%	$18.6	1.50%	2.19%	1.63%	2.06%	63%(d)
12.80	10.80	17.9	1.50	0.69	1.60	0.59	52
12.44	6.79(g)	12.4	1.50	1.08	1.64	0.94	30

11.37	(11.17)	10.3	2.10	1.56	2.23	1.43	63(d)
12.80	10.00	11.3	2.20	0.03	2.30	(0.07)	52
12.44	6.30(g)	10.7	2.20	0.43	2.34	0.29	30

11.48	(10.87)	54.9	1.50	2.15	1.63	2.02	63(d)
12.88	10.66	61.6	1.50	0.73	1.60	0.63	52
12.51	18.38(g)	56.5	1.50	1.00	1.62	0.88	30
10.74	16.27	44.7	1.50	0.78	1.73	0.55	27
9.36	12.34	34.4	1.50	0.48	1.68	0.30	22
8.39	33.61	29.1	1.50	0.45	1.91	0.04	16

11.41	(11.14)	18.4	1.90	1.74	2.03	1.61	63(d)
12.83	10.36	21.0	1.90	0.33	2.00	0.23	52
12.47	17.92(g)	19.6	1.90	0.53	2.02	0.41	30
10.68	15.84	34.3	1.90	0.40	2.13	0.17	27
9.31	11.89	28.9	1.90	0.06	2.08	(0.12)	22
8.35	33.18	24.8	1.90	0.07	2.32	(0.35)	16

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Institutional Shares
Six months ended 06/30/2008 (f)	$12.81	$0.14	$(1.52)	$(1.38)	$—	$—	$—
Year ended 12/31/2007	12.45	0.13	1.27	1.40	(0.18)	(0.86)	(1.04)
Year ended 12/31/2006	10.68	0.15	1.85	2.00	(0.23)	—	(0.23)
Year ended 12/31/2005	9.31	0.10	1.44	1.54	(0.17)	—	(0.17)
Year ended 12/31/2004	8.35	0.08	0.99	1.07	(0.11)	—	(0.11)
Year ended 12/31/2003	6.29	0.07	2.10	2.17	(0.11)	—	(0.11)
Class R-1 Shares
Six months ended 06/30/2008 (f)	12.80	0.11	(1.52)	(1.41)	—	—	—
Year ended 12/31/2007	12.44	0.05	1.28	1.33	(0.11)	(0.86)	(0.97)
Year ended 12/31/2006	10.68	0.08	1.85	1.93	(0.17)	—	(0.17)
Year ended 12/31/2005	9.32	0.04	1.44	1.48	(0.12)	—	(0.12)
Period ended 12/31/2004 (h)	8.32	(0.02)	1.11	1.09	(0.09)	—	(0.09)
Class R-2 Shares
Six months ended 06/30/2008 (f)	12.81	0.12	(1.52)	(1.40)	—	—	—
Year ended 12/31/2007	12.47	0.06	1.29	1.35	(0.15)	(0.86)	(1.01)
Year ended 12/31/2006	10.71	0.10	1.86	1.96	(0.20)	—	(0.20)
Year ended 12/31/2005	9.32	0.06	1.46	1.52	(0.13)	—	(0.13)
Period ended 12/31/2004 (h)	8.32	(0.01)	1.10	1.09	(0.09)	—	(0.09)
Class R-3 Shares
Six months ended 06/30/2008 (f)	12.82	0.14	(1.52)	(1.38)	—	—	—
Year ended 12/31/2007	12.46	0.12	1.27	1.39	(0.17)	(0.86)	(1.03)
Year ended 12/31/2006	10.70	0.14	1.85	1.99	(0.23)	—	(0.23)
Year ended 12/31/2005	9.32	0.09	1.45	1.54	(0.16)	—	(0.16)
Period ended 12/31/2004 (h)	8.32	—	1.10	1.10	(0.10)	—	(0.10)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class R-3 shares in 2004.

(c)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Unaudited.

(g)	Based upon net asset value of $12.45, $12.44, $12.47 and $12.46 for Institutional, Class R-1, Class R-2, and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.48, $12.46, $12.49, and $12.48, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 19.04%, 18.30%, 18.47%, and $18.75%, respectively.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (e)	Expenses (d) (e)	Net investment income (loss) (e)	Portfolio turnover rate

$11.43	(10.77)%	$13.5	1.25%	2.41%	1.38%	2.28%	63%(d)
12.81	10.91	14.7	1.25	0.96	1.35	0.86	52
12.45	18.76(g)	11.9	1.25	1.26	1.37	1.14	30
10.68	16.57	9.3	1.17	1.09	1.41	0.85	27
9.31	12.78	6.3	1.00	0.96	1.18	0.78	22
8.35	34.56	4.7	1.00	0.94	1.41	0.53	16

11.39	(11.09)	3.1	1.82	1.87	1.95	1.74	63(d)
12.80	10.43	3.0	1.82	0.38	1.92	0.28	52
12.44	18.11(g)	2.3	1.82	0.68	1.95	0.55	30
10.68	15.86	1.6	1.82	0.42	2.05	0.19	27
9.32	13.06	1.2	1.82	(0.70)	2.04	(0.92)	22

11.41	(10.93)	4.4	1.62	2.05	1.75	1.92	63(d)
12.81	10.59	4.7	1.62	0.49	1.73	0.38	52
12.47	18.28(g)	2.2	1.62	0.84	1.75	0.71	30
10.71	16.34	1.5	1.62	0.67	1.85	0.44	27
9.32	13.12	1.1	1.62	(0.49)	1.84	(0.71)	22

11.44	(10.83)	1.6	1.32	2.33	1.45	2.20	63(d)
12.82	10.99	1.7	1.32	0.91	1.42	0.81	52
12.46	18.56(g)	1.6	1.32	1.18	1.44	1.06	30
10.70	16.51	1.3	1.32	0.97	1.55	0.74	27
9.32	13.22	1.1	1.32	(0.19)	1.54	(0.41)	22

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2008 (g)	$11.08	$0.07	$(1.43)	$(1.36)	$—	$—	$—
Year ended 12/31/2007	10.77	0.15	0.35	0.50	(0.15)	(0.04)	(0.19)
Period ended 12/31/2006 (h)	9.96	0.09	0.86	0.95	(0.14)	—	(0.14)
Class B Shares
Six months ended 06/30/2008 (g)	11.10	0.04	(1.43)	(1.39)	—	—	—
Year ended 12/31/2007	10.77	0.06	0.38	0.44	(0.07)	(0.04)	(0.11)
Period ended 12/31/2006 (h)	9.96	0.04	0.86	0.90	(0.09)	—	(0.09)
Legacy Class A Shares
Six months ended 06/30/2008 (g)	11.09	0.07	(1.43)	(1.36)	—	—	—
Year ended 12/31/2007	10.76	0.14	0.37	0.51	(0.14)	(0.04)	(0.18)
Year ended 12/31/2006	9.46	0.12	1.30	1.42	(0.12)	—	(0.12)
Year ended 12/31/2005	9.18	0.10	0.28	0.38	(0.10)	—	(0.10)
Year ended 12/31/2004	8.43	0.11	0.74	0.85	(0.10)	—	(0.10)
Year ended 12/31/2003	6.66	0.07	1.75	1.82	(0.05)	—	(0.05)
Legacy Class B Shares
Six months ended 06/30/2008 (g)	11.09	0.05	(1.43)	(1.38)	—	—	—
Year ended 12/31/2007	10.75	0.10	0.37	0.47	(0.09)	(0.04)	(0.13)
Year ended 12/31/2006	9.46	0.08	1.28	1.36	(0.07)	—	(0.07)
Year ended 12/31/2005	9.18	0.06	0.28	0.34	(0.06)	—	(0.06)
Year ended 12/31/2004	8.43	0.08	0.74	0.82	(0.07)	—	(0.07)
Year ended 12/31/2003	6.65	0.04	1.77	1.81	(0.03)	—	(0.03)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios reflect Barclays’ expense credit (beginning in 2006) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit, were 0.05% and 2.12%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios do not reflect Barclays’ expense credit (beginning in 2006) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding Barclays’ expense credit, were 0.05% and 2.12%, respectively, for the six months ended June 30, 2008

(f)	Amount represents the portfolio turnover rate of the Master Portfolio.

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(i)	The portfolio turnover rate previously reported as 14% has been revised to reflect the correct portfolio turnover rate of the Master Portfolio.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d)	Net investment income (loss) (a) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$9.72	(12.27)%	$56.3	0.77%	1.40%	0.78%	1.39%	3%
11.08	4.69	51.4	0.78	1.30	0.78	1.30	7
10.77	9.57	22.1	0.78	1.30	0.78	1.30	14

9.71	(12.52)	13.2	1.47	0.70	1.48	0.69	3
11.10	4.09	14.2	1.48	0.58	1.48	0.58	7
10.77	9.03	12.0	1.48	0.59	1.48	0.59	14

9.73	(12.26)	314.0	0.77	1.40	0.78	1.39	3
11.09	4.73	372.3	0.78	1.27	0.78	1.27	7
10.76	14.97	375.6	0.78	1.21	0.78	1.21	14
9.46	4.08	339.8	0.80	1.10	0.82	1.08	10 (i)
9.18	10.06	291.4	0.80	1.29	0.80	1.29	14
8.43	27.39	184.3	0.80	0.99	0.89	0.90	8

9.71	(12.44)	118.7	1.17	1.00	1.18	0.99	3
11.09	4.41	141.3	1.18	0.87	1.18	0.87	7
10.75	14.42	142.9	1.18	0.80	1.18	0.80	14
9.46	3.69	139.0	1.20	0.70	1.22	0.68	10 (i)
9.18	9.67	124.1	1.20	0.87	1.20	0.87	14
8.43	27.19	89.7	1.20	0.59	1.29	0.50	8

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(CONTINUED)

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Institutional Shares
Six months ended 06/30/2008 (h)	$11.12	$0.08	$(1.43)	$(1.35)	$—	$—	$—
Year ended 12/31/2007	10.79	0.17	0.37	0.54	(0.17)	(0.04)	(0.21)
Year ended 12/31/2006	9.49	0.15	1.29	1.44	(0.14)	—	(0.14)
Year ended 12/31/2005	9.21	0.13	0.28	0.41	(0.13)	—	(0.13)
Year ended 12/31/2004	8.45	0.16	0.74	0.90	(0.14)	—	(0.14)
Year ended 12/31/2003	6.65	0.11	1.77	1.88	(0.08)	—	(0.08)
Class R-1 Shares
Six months ended 06/30/2008 (h)	11.09	0.06	(1.44)	(1.38)	—	—	—
Year ended 12/31/2007	10.76	0.11	0.36	0.47	(0.10)	(0.04)	(0.14)
Year ended 12/31/2006	9.47	0.09	1.30	1.39	(0.10)	—	(0.10)
Year ended 12/31/2005	9.20	0.07	0.27	0.34	(0.07)	—	(0.07)
Period ended 12/31/2004 (i)	8.62	0.04	0.66	0.70	(0.12)	—	(0.12)
Class R-2 Shares
Six months ended 06/30/2008 (h)	11.06	0.07	(1.43)	(1.36)	—	—	—
Year ended 12/31/2007	10.75	0.13	0.36	0.49	(0.14)	(0.04)	(0.18)
Year ended 12/31/2006	9.46	0.11	1.29	1.40	(0.11)	—	(0.11)
Year ended 12/31/2005	9.20	0.09	0.28	0.37	(0.11)	—	(0.11)
Period ended 12/31/2004 (i)	8.62	0.05	0.65	0.70	(0.12)	—	(0.12)
Class R-3 Shares
Six months ended 06/30/2008 (h)	11.12	0.08	(1.43)	(1.35)	—	—	—
Year ended 12/31/2007	10.79	0.16	0.37	0.53	(0.16)	(0.04)	(0.20)
Year ended 12/31/2006	9.49	0.14	1.30	1.44	(0.14)	—	(0.14)
Year ended 12/31/2005	9.20	0.12	0.28	0.40	(0.11)	—	(0.11)
Period ended 12/31/2004 (i)	8.62	0.06	0.65	0.71	(0.13)	—	(0.13)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios reflect Barclays’ expense credit (beginning in 2006) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit, were 0.05% and 2.12%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios do not reflect Barclays’ expense credit (beginning in 2006) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding Barclays’ expense credit, were 0.05% and 2.12%, respectively, for the six months ended June 30, 2008

(f)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

(j)	The portfolio turnover rate previously reported as 14% has been revised to reflect the correct portfolio turnover rate of the Master Portfolio.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d) (f)	Net investment income (loss) (a) (d)	Expenses (d) (e) (f)	Net investment income (loss) (d) (e)	Portfolio turnover rate (g)

$9.77	(12.14)%	$65.5	0.52%	1.65%	0.53%	1.64%	3%
11.12	4.99	74.2	0.53	1.52	0.53	1.52	7
10.79	15.21	66.4	0.53	1.46	0.53	1.46	14
9.49	4.38	53.0	0.48	1.42	0.50	1.40	10(j)
9.21	10.59	40.4	0.30	1.79	0.30	1.79	14
8.45	28.27	25.1	0.30	1.49	0.39	1.40	8

9.71	(12.44)	6.5	1.09	1.09	1.10	1.08	3
11.09	4.40	6.2	1.10	0.95	1.10	0.95	7
10.76	14.64	5.4	1.10	0.90	1.10	0.90	14
9.47	3.73	3.3	1.12	0.79	1.15	0.76	10(j)
9.20	8.12	1.6	1.12	1.65	1.12	1.65	14

9.70	(12.30)	9.0	0.89	1.28	0.90	1.27	3
11.06	4.58	9.6	0.90	1.17	0.90	1.17	7
10.75	14.82	5.9	0.90	1.11	0.90	1.11	14
9.46	3.95	3.5	0.92	1.02	0.95	0.99	10(j)
9.20	8.11	1.1	0.92	1.93	0.92	1.93	14

9.77	(12.14)	1.8	0.59	1.59	0.60	1.58	3
11.12	4.92	1.9	0.60	1.45	0.60	1.45	7
10.79	15.14	1.7	0.60	1.39	0.60	1.39	14
9.49	4.35	1.3	0.62	1.28	0.65	1.25	10(j)
9.20	8.20	1.1	0.62	2.24	0.62	2.24	14

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b) (c)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2008 (g)	$13.04	$0.02	$(1.33)	$(1.31)	$—	$—	$—
Year ended 12/31/2007	14.32	0.10	(0.46)	(0.36)	(0.10)	(0.82)	(0.92)
Period ended 12/31/2006 (h)	15.06	0.05	0.43	0.48	(0.06)	(1.16)	(1.22)
Class B Shares
Six months ended 06/30/2008 (g)	13.01	(0.02)	(1.31)	(1.33)	—	—	—
Year ended 12/31/2007	14.29	(0.01)	(0.45)	(0.46)	—	(0.82)	(0.82)
Period ended 12/31/2006 (h)	15.06	(0.03)	0.42	0.39	—	(1.16)	(1.16)
Legacy Class A Shares
Six months ended 06/30/2008 (g)	12.91	0.02	(1.31)	(1.29)	—	—	—
Year ended 12/31/2007	14.17	0.09	(0.45)	(0.36)	(0.08)	(0.82)	(0.90)
Year ended 12/31/2006	13.11	0.05	2.20	2.25	(0.03)	(1.16)	(1.19)
Year ended 12/31/2005	13.31	0.05	0.43	0.48	(0.01)	(0.67)	(0.68)
Year ended 12/31/2004	11.69	0.05	1.99	2.04	(0.03)	(0.39)	(0.42)
Year ended 12/31/2003	8.14	0.04	3.60	3.64	(0.04)	(0.05)	(0.09)
Legacy Class B Shares
Six months ended 06/30/2008 (g)	12.74	(0.01)	(1.28)	(1.29)	—	—	—
Year ended 12/31/2007	13.99	0.03	(0.44)	(0.41)	(0.02)	(0.82)	(0.84)
Year ended 12/31/2006	12.99	(0.01)	2.17	2.16	—	(1.16)	(1.16)
Year ended 12/31/2005	13.23	—	0.43	0.43	—	(0.67)	(0.67)
Year ended 12/31/2004	11.65	—	1.97	1.97	—	(0.39)	(0.39)
Year ended 12/31/2003	8.10	—	3.60	3.60	— (i)	(0.05)	(0.05)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Legacy Class B shares represent less than $0.01 per share in 2003, 2004 and 2005.

(c)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the Small Cap Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 19%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(i)	Distributions represent less than $0.01 per share.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (c) (e)	Net investment income (loss) (c) (e)	Expenses (c) (e)	Net investment income (loss) (c) (e)	Portfolio turnover rate (f)

$11.73	(10.05)%	$23.3	0.95%	0.30%	0.99%	0.26%	34%(e)
13.04	(2.58)	23.5	0.95	0.68	0.99	0.64	18
14.32	3.15	15.3	0.95	0.46	0.98	0.43	27

11.68	(10.22)	9.0	1.65	(0.40)	1.69	(0.44)	34(e)
13.01	(3.24)	9.9	1.65	(0.05)	1.68	(0.08)	18
14.29	2.55	10.1	1.65	(0.27)	1.68	(0.30)	27

11.62	(9.99)	142.8	0.95	0.30	0.99	0.26	34(e)
12.91	(2.56)	165.8	0.95	0.64	0.98	0.61	18
14.17	17.10	183.7	0.95	0.35	0.97	0.33	27
13.11	3.55	157.2	0.95	0.41	1.01	0.35	3
13.31	17.40	134.2	0.95	0.41	0.97	0.39	20
11.69	44.70	87.6	0.95	0.42	1.11	0.26	48

11.45	(10.13)	52.1	1.35	(0.10)	1.39	(0.14)	34(e)
12.74	(2.93)	61.0	1.35	0.25	1.38	0.22	18
13.99	16.58	66.7	1.35	(0.06)	1.37	(0.08)	27
12.99	3.18	75.2	1.35	0.00	1.41	(0.06)	3
13.23	16.90	69.6	1.35	0.00	1.37	(0.02)	20
11.65	44.46	52.4	1.35	0.02	1.51	(0.14)	48

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b) (c)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Institutional Shares
Six months ended 06/30/2008 (h)	$13.06	$0.03	$(1.32)	$(1.29)	$—	$—	$—
Year ended 12/31/2007	14.33	0.13	(0.46)	(0.33)	(0.12)	(0.82)	(0.94)
Year ended 12/31/2006	13.25	0.09	2.22	2.31	(0.07)	(1.16)	(1.23)
Year ended 12/31/2005	13.44	0.10	0.43	0.53	(0.05)	(0.67)	(0.72)
Year ended 12/31/2004	11.80	0.11	2.00	2.11	(0.08)	(0.39)	(0.47)
Year ended 12/31/2003	8.17	0.09	3.67	3.76	(0.08)	(0.05)	(0.13)
Class R-1 Shares
Six months ended 06/30/2008 (h)	13.00	—	(1.31)	(1.31)	—	—	—
Year ended 12/31/2007	14.26	0.05	(0.45)	(0.40)	(0.04)	(0.82)	(0.86)
Year ended 12/31/2006	13.21	0.01	2.20	2.21	—	(1.16)	(1.16)
Year ended 12/31/2005	13.44	0.01	0.43	0.44	—	(0.67)	(0.67)
Period ended 12/31/2004 (i)	12.13	0.02	1.73	1.75	(0.05)	(0.39)	(0.44)
Class R-2 Shares
Six months ended 06/30/2008 (h)	13.03	0.01	(1.32)	(1.31)	—	—	—
Year ended 12/31/2007	14.31	0.08	(0.46)	(0.38)	(0.08)	(0.82)	(0.90)
Year ended 12/31/2006	13.24	0.04	2.21	2.25	(0.02)	(1.16)	(1.18)
Year ended 12/31/2005	13.44	0.04	0.44	0.48	(0.01)	(0.67)	(0.68)
Period ended 12/31/2004 (i)	12.13	0.03	1.73	1.76	(0.06)	(0.39)	(0.45)
Class R-3 Shares
Six months ended 06/30/2008 (h)	13.06	0.03	(1.31)	(1.28)	—	—	—
Year ended 12/31/2007	14.33	0.12	(0.46)	(0.34)	(0.11)	(0.82)	(0.93)
Year ended 12/31/2006	13.25	0.08	2.22	2.30	(0.06)	(1.16)	(1.22)
Year ended 12/31/2005	13.44	0.08	0.43	0.51	(0.03)	(0.67)	(0.70)
Period ended 12/31/2004 (i)	12.13	0.04	1.73	1.77	(0.07)	(0.39)	(0.46)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Class R-1 shares represent less than ($0.01) per share for the six months ended June 30, 2008.

(c)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.

(d)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Determined on an annualized basis for periods that are less than a full year.

(g)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the Small Cap Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 19%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (c) (e) (f)	Net investment income (loss) (c) (f)	Expenses (c) (e) (f)	Net investment income (loss) (c) (f)	Portfolio turnover rate (g)

$11.77	(9.88)%	$39.3	0.70%	0.55%	0.74%	0.51%	34%(f)
13.06	(2.34)	42.7	0.70	0.90	0.73	0.87	18
14.33	17.36	43.6	0.70	0.61	0.72	0.59	27
13.25	3.89	31.2	0.63	0.73	0.69	0.67	3
13.44	17.84	23.7	0.45	0.92	0.47	0.90	20
11.80	45.97	13.6	0.45	0.91	0.61	0.75	48

11.69	(10.08)	3.2	1.27	(0.03)	1.31	(0.07)	34(f)
13.00	(2.87)	3.1	1.27	0.33	1.30	0.30	18
14.26	16.69	3.0	1.27	0.05	1.29	0.03	27
13.21	3.20	2.0	1.27	0.09	1.33	0.03	3
13.44	14.42	1.3	1.27	0.57	1.31	0.53	20

11.72	(10.05)	3.7	1.07	0.18	1.11	0.14	34(f)
13.03	(2.67)	4.2	1.07	0.55	1.11	0.51	18
14.31	16.96	3.1	1.07	0.25	1.09	0.23	27
13.24	3.46	1.6	1.07	0.29	1.13	0.23	3
13.44	14.46	1.1	1.07	0.74	1.11	0.70	20

11.78	(9.80)	1.2	0.77	0.48	0.81	0.44	34(f)
13.06	(2.40)	1.3	0.77	0.83	0.80	0.80	18
14.33	17.27	1.3	0.77	0.54	0.79	0.52	27
12.62	3.75	1.1	0.77	0.58	0.83	0.52	3
13.44	14.55	1.1	0.77	1.04	0.81	1.00	20

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2008 (f)	$14.67	$0.23	$(1.87)	$(1.64)	$—	$—	$—
Year ended 12/31/2007	13.84	0.25	1.12	1.37	(0.34)	(0.20)	(0.54)
Period ended 12/31/2006 (g)	13.04	0.13	1.11	1.24	(0.30)	(0.14)	(0.44)
Class B Shares
Six months ended 06/30/2008 (f)	14.67	0.18	(1.85)	(1.67)	—	—	—
Year ended 12/31/2007	13.84	0.15	1.10	1.25	(0.22)	(0.20)	(0.42)
Period ended 12/31/2006 (g)	13.04	0.08	1.09	1.17	(0.23)	(0.14)	(0.37)
Legacy Class A Shares
Six months ended 06/30/2008 (f)	14.65	0.22	(1.85)	(1.63)	—	—	—
Year ended 12/31/2007	13.81	0.26	1.10	1.36	(0.32)	(0.20)	(0.52)
Year ended 12/31/2006	11.42	0.22	2.59	2.81	(0.28)	(0.14)	(0.42)
Year ended 12/31/2005	10.30	0.16	1.15	1.31	(0.19)	—	(0.19)
Year ended 12/31/2004	8.74	0.12	1.55	1.67	(0.11)	—	(0.11)
Year ended 12/31/2003	6.45	0.09	2.29	2.38	(0.09)	—	(0.09)
Legacy Class B Shares
Six months ended 06/30/2008 (f)	14.66	0.20	(1.85)	(1.65)	—	—	—
Year ended 12/31/2007	13.82	0.20	1.10	1.30	(0.26)	(0.20)	(0.46)
Year ended 12/31/2006	11.42	0.17	2.58	2.75	(0.21)	(0.14)	(0.35)
Year ended 12/31/2005	10.29	0.12	1.15	1.27	(0.14)	—	(0.14)
Year ended 12/31/2004	8.74	0.09	1.54	1.63	(0.08)	—	(0.08)
Year ended 12/31/2003	6.44	0.07	2.29	2.36	(0.06)	—	(0.06)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio through September 9, 2005.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the International Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 4%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

(f)	Unaudited.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(h)	Based upon net asset value of $13.84, $13.84, $13.81 and $13.82 for Class A, Class B, Legacy Class A and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $13.87, $13.87, $13.84 and $13.85, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 9.72%, 9.19%, 24.78% and 24.27%, respectively.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d)	Net investment income (loss) (a) (d)	Expenses (a) (d)	Net investment income (loss) (a) (d)	Portfolio turnover rate (e)

$13.03	(11.18)%	$36.3	1.15%	3.36%	1.26%	3.25%	5%(d)
14.67	9.63	35.4	1.15	1.69	1.28	1.56	2
13.84	9.49(h)	17.1	1.15	1.49	1.31	1.33	8

13.00	(11.38)	11.8	1.85	2.60	1.96	2.49	5(d)
14.67	8.82	12.9	1.85	1.04	1.98	0.91	2
13.84	8.96(h)	11.2	1.85	0.96	2.00	0.81	8

13.02	(11.13)	120.1	1.15	3.28	1.26	3.17	5(d)
14.65	9.61	137.5	1.15	1.74	1.28	1.61	2
13.81	24.51(h)	125.4	1.15	1.73	1.31	1.57	8
11.42	12.67	90.9	1.15	1.54	1.28	1.41	1
10.30	19.15	60.0	1.15	1.36	1.21	1.30	39
8.74	36.95	36.0	1.15	1.29	1.35	1.09	18

13.01	(11.26)	37.7	1.55	2.88	1.66	2.77	5(d)
14.66	9.17	43.5	1.55	1.34	1.67	1.22	2
13.82	24.00(h)	40.3	1.55	1.35	1.71	1.19	8
11.42	12.36	47.5	1.55	1.17	1.68	1.04	1
10.29	18.60	38.6	1.55	0.98	1.61	0.92	39
8.74	36.71	28.9	1.55	0.93	1.75	0.73	18

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Institutional Shares
Six months ended 06/30/2008 (g)	$14.70	$0.24	$(1.85)	$(1.61)	$—	$—	$—
Year ended 12/31/2007	13.85	0.30	1.11	1.41	(0.36)	(0.20)	(0.56)
Year ended 12/31/2006	11.46	0.25	2.59	2.84	(0.31)	(0.14)	(0.45)
Year ended 12/31/2005	10.33	0.20	1.15	1.35	(0.22)	—	(0.22)
Year ended 12/31/2004	8.75	0.17	1.56	1.73	(0.15)	—	(0.15)
Year ended 12/31/2003	6.44	0.13	2.30	2.43	(0.12)	—	(0.12)
Class R-1 Shares
Six months ended 06/30/2008 (g)	14.67	0.21	(1.86)	(1.65)	—	—	—
Year ended 12/31/2007	13.84	0.20	1.12	1.32	(0.29)	(0.20)	(0.49)
Year ended 12/31/2006	11.45	0.17	2.61	2.78	(0.25)	(0.14)	(0.39)
Year ended 12/31/2005	10.32	0.13	1.15	1.28	(0.15)	—	(0.15)
Period ended 12/31/2004 (i)	9.07	0.01	1.37	1.38	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2008 (g)	14.67	0.22	(1.86)	(1.64)	—	—	—
Year ended 12/31/2007	13.85	0.22	1.12	1.34	(0.32)	(0.20)	(0.52)
Year ended 12/31/2006	11.45	0.21	2.60	2.81	(0.27)	(0.14)	(0.41)
Year ended 12/31/2005	10.32	0.15	1.16	1.31	(0.18)	—	(0.18)
Period ended 12/31/2004 (i)	9.07	0.01	1.38	1.39	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2008 (g)	14.71	0.24	(1.86)	(1.62)	—	—	—
Year ended 12/31/2007	13.86	0.28	1.12	1.40	(0.35)	(0.20)	(0.55)
Year ended 12/31/2006	11.45	0.24	2.61	2.85	(0.30)	(0.14)	(0.44)
Year ended 12/31/2005	10.32	0.19	1.14	1.33	(0.20)	—	(0.20)
Period ended 12/31/2004 (i)	9.07	0.02	1.37	1.39	(0.14)	—	(0.14)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the International Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 4%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

(g)	Unaudited.

(h)	Based upon net asset value of $13.85, $13.84, $13.85 and $13.86 for Institutional, Class R-1, Class R-2, and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $13.88, $13.87, $13.87 and $13.89, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 24.99%, 24.45%, 24.63% and 25.08%, respectively.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d) (e)	Net investment income (loss) (a) (e)	Expenses (a) (d) (e)	Net investment income (loss) (a) (e)	Portfolio turnover rate (f)

$13.09	(10.95)%	$39.4	0.90%	3.56%	1.01%	3.45%	5%(e)
14.70	9.93	42.7	0.90	1.99	1.03	1.86	2
13.85	24.72(h)	33.2	0.90	1.95	1.06	1.79	8
11.46	13.02	19.1	0.83	1.86	0.96	1.73	1
10.33	19.81	11.8	0.65	1.86	0.71	1.80	39
8.75	37.79	6.1	0.65	1.75	0.85	1.55	18

13.02	(11.25)	4.5	1.47	3.06	1.58	2.95	5(e)
14.67	9.28	4.1	1.47	1.37	1.60	1.24	2
13.84	24.19(h)	3.1	1.47	1.37	1.63	1.21	8
11.45	12.44	1.9	1.47	1.23	1.60	1.10	1
10.32	15.24	1.3	1.47	0.28	1.56	0.19	39

13.03	(11.18)	5.4	1.27	3.18	1.38	3.07	5(e)
14.67	9.55	6.0	1.27	1.50	1.40	1.37	2
13.85	24.45(h)	3.2	1.27	1.61	1.43	1.45	8
11.45	12.66	1.8	1.27	1.41	1.40	1.28	1
10.32	15.27	1.1	1.27	0.47	1.36	0.38	39

13.09	(11.01)	1.8	0.97	3.48	1.08	3.37	5(e)
14.71	9.86	2.0	0.97	1.91	1.10	1.78	2
13.86	24.81(h)	1.7	0.97	1.91	1.13	1.75	8
11.45	12.88	1.3	0.97	1.75	1.10	1.62	1
10.32	15.37	1.1	0.97	0.77	1.05	0.69	39

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (b)	Total distributions
Class A Shares
Six months ended 06/30/2008 (f)	$9.33	$0.08	$(1.05)	$(0.97)	$(0.07)	$—	$(0.07)
Year ended 12/31/2007	10.00	0.30	(0.43)	(0.13)	(0.28)	(0.26)	(0.54)
Period ended 12/31/2006 (g)	9.99	0.21	0.60	0.81	(0.25)	(0.55)	(0.80)
Class B Shares
Six months ended 06/30/2008 (f)	9.33	0.05	(1.03)	(0.98)	(0.05)	—	(0.05)
Year ended 12/31/2007	10.00	0.21	(0.41)	(0.20)	(0.21)	(0.26)	(0.47)
Period ended 12/31/2006 (g)	9.99	0.15	0.61	0.76	(0.20)	(0.55)	(0.75)
Legacy Class A Shares
Six months ended 06/30/2008 (f)	9.39	0.08	(1.05)	(0.97)	(0.07)	—	(0.07)
Year ended 12/31/2007	10.05	0.28	(0.40)	(0.12)	(0.28)	(0.26)	(0.54)
Year ended 12/31/2006	9.76	0.24	0.84	1.08	(0.24)	(0.55)	(0.79)
Year ended 12/31/2005	9.52	0.21	0.17	0.38	(0.14)	—	(0.14)
Year ended 12/31/2004	9.14	0.20	0.37	0.57	(0.19)	—	(0.19)
Year ended 12/31/2003	8.10	0.16	1.03	1.19	(0.15)	—	(0.15)
Legacy Class B Shares
Six months ended 06/30/2008 (f)	9.40	0.06	(1.05)	(0.99)	(0.05)	—	(0.05)
Year ended 12/31/2007	10.06	0.24	(0.40)	(0.16)	(0.24)	(0.26)	(0.50)
Year ended 12/31/2006	9.77	0.19	0.84	1.03	(0.19)	(0.55)	(0.74)
Year ended 12/31/2005	9.53	0.17	0.19	0.36	(0.12)	—	(0.12)
Year ended 12/31/2004	9.15	0.16	0.38	0.54	(0.16)	—	(0.16)
Year ended 12/31/2003	8.10	0.12	1.04	1.16	(0.11)	—	(0.11)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions represents less than $0.01 per share for 2003.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Expense ratios relate to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(f)	Unaudited.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(h)	Represents less than 0.5% in 2003.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d) (e)	Net investment income (loss) (d)	Portfolio turnover rate

$8.29	(10.38)%	$17.9	0.25%	1.68%	0.36%	1.57%	10%(d)
9.33	(1.35)	17.8	0.25	2.97	0.34	2.88	1
10.00	8.10	12.7	0.25	3.00	0.44	2.81	1

8.30	(10.54)	8.9	0.84	1.09	0.95	0.98	10(d)
9.33	(2.06)	9.9	0.95	2.04	1.04	1.95	1
10.00	7.59	10.2	0.95	2.13	1.13	1.95	1

8.35	(10.32)	84.7	0.25	1.67	0.37	1.55	10(d)
9.39	(1.27)	100.1	0.25	2.70	0.34	2.61	1
10.05	11.05	107.3	0.25	2.33	0.41	2.17	1
9.76	4.70	108.9	0.33	2.18	0.47	2.04	1
9.52	6.28	99.4	0.50	2.16	0.59	2.07	1
9.14	14.70	83.0	0.50	1.89	0.61	1.78	0(h)

8.36	(10.49)	42.1	0.65	1.27	0.76	1.16	10(d)
9.40	(1.66)	49.4	0.65	2.30	0.74	2.21	1
10.06	10.56	52.9	0.65	1.91	0.81	1.75	1
9.77	4.28	60.4	0.73	1.77	0.87	1.63	1
9.53	5.89	56.6	0.90	1.76	0.99	1.67	1
9.15	14.36	49.0	0.90	1.45	1.00	1.35	0(h)

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (b)	Total distributions
Institutional Shares
Six months ended 06/30/2008 (g)	$9.33	$0.09	$(1.04)	$(0.95)	$(0.08)	$—	$(0.08)
Year ended 12/31/2007	10.00	0.31	(0.41)	(0.10)	(0.31)	(0.26)	(0.57)
Year ended 12/31/2006	9.71	0.27	0.83	1.10	(0.26)	(0.55)	(0.81)
Year ended 12/31/2005	9.47	0.25	0.15	0.40	(0.16)	—	(0.16)
Year ended 12/31/2004	9.10	0.25	0.36	0.61	(0.24)	—	(0.24)
Year ended 12/31/2003	8.06	0.21	1.01	1.22	(0.18)	—	(0.18)
Class R-1 Shares
Six months ended 06/30/2008 (g)	9.22	0.06	(1.02)	(0.96)	(0.06)	—	(0.06)
Year ended 12/31/2007	9.89	0.25	(0.41)	(0.16)	(0.25)	(0.26)	(0.51)
Year ended 12/31/2006	9.62	0.22	0.81	1.03	(0.21)	(0.55)	(0.76)
Year ended 12/31/2005	9.40	0.19	0.17	0.36	(0.14)	—	(0.14)
Period ended 12/31/2004 (i)	9.13	0.13	0.35	0.48	(0.21)	—	(0.21)
Class R-2 Shares
Six months ended 06/30/2008 (g)	9.24	0.07	(1.03)	(0.96)	(0.07)	—	(0.07)
Year ended 12/31/2007	9.90	0.33	(0.46)	(0.13)	(0.27)	(0.26)	(0.53)
Year ended 12/31/2006	9.63	0.23	0.82	1.05	(0.23)	(0.55)	(0.78)
Year ended 12/31/2005	9.40	0.20	0.17	0.37	(0.14)	—	(0.14)
Period ended 12/31/2004 (i)	9.13	0.14	0.35	0.49	(0.22)	—	(0.22)
Class R-3 Shares
Six months ended 06/30/2008 (g)	9.25	0.08	(1.03)	(0.95)	(0.08)	—	(0.08)
Year ended 12/31/2007	9.91	0.30	(0.40)	(0.10)	(0.30)	(0.26)	(0.56)
Year ended 12/31/2006	9.64	0.26	0.82	1.08	(0.26)	(0.55)	(0.81)
Year ended 12/31/2005	9.40	0.22	0.17	0.39	(0.15)	—	(0.15)
Period ended 12/31/2004 (i)	9.13	0.15	0.35	0.50	(0.23)	—	(0.23)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions represent less than $0.01 per share for 2003.

(c)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(d)	The expense ratios for the Institutional shares include the effect of the decreased voluntary expense reduction threshold (where applicable) and decreased shareholder services fees effective May 1, 2005.

(e)	Expense ratios relate to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(f)	Determined on an annualized basis for periods that are less than a full year.

(g)	Unaudited.

(h)	Represents less than 0.5% in 2003.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e) (f)	Net investment income (loss) (f)	Expenses (d) (e) (f)	Net investment income (loss) (f)	Portfo lio turnover rate

$8.30	(10.15)%	$10.9	0.00%	1.92%	0.11%	1.81%	10%(f)
9.33	(1.12)	11.4	0.00	3.01	0.09	2.92	1
10.00	11.38	10.9	0.00	2.66	0.17	2.49	1
9.71	5.14	9.0	0.00	2.59	0.14	2.45	1
9.47	6.77	6.8	0.00	2.75	0.09	2.66	1
9.10	15.26	4.7	0.00	2.44	0.13	2.31	0(h)

8.20	(10.42)	2.5	0.57	1.36	0.68	1.25	10(f)
9.22	(1.67)	2.6	0.57	2.48	0.66	2.39	1
9.89	10.71	2.1	0.57	2.19	0.74	2.02	1
9.62	4.36	1.5	0.64	1.97	0.78	1.83	1
9.40	5.28	1.1	0.82	3.77	0.92	3.67	1

8.21	(10.42)	3.5	0.37	1.55	0.48	1.44	10(f)
9.24	(1.37)	3.8	0.37	3.29	0.45	3.21	1
9.90	10.90	1.4	0.37	2.32	0.54	2.15	1
9.63	4.56	1.1	0.45	2.07	0.59	1.93	1
9.40	5.33	1.0	0.62	3.82	0.72	3.72	1

8.22	(10.27)	1.0	0.07	1.85	0.18	1.74	10(f)
9.25	(1.10)	1.1	0.07	2.95	0.16	2.86	1
9.91	11.19	1.2	0.07	2.57	0.23	2.41	1
9.64	4.96	1.1	0.15	2.36	0.29	2.22	1
9.40	5.43	1.0	0.32	4.13	0.42	4.03	1

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2008 (c)	$10.52	$0.23	$(0.10)	$0.13	$(0.23)	$—	$(0.23)
Year ended 12/31/2007	10.32	0.45	0.20	0.65	(0.45)	—	(0.45)
Period ended 12/31/2006 (d)	10.11	0.30	0.21	0.51	(0.30)	—	(0.30)
Class B Shares
Six months ended 06/30/2008 (c)	10.51	0.21	(0.09)	0.12	(0.21)	—	(0.21)
Year ended 12/31/2007	10.32	0.41	0.19	0.60	(0.41)	—	(0.41)
Period ended 12/31/2006 (d)	10.11	0.27	0.21	0.48	(0.27)	—	(0.27)
Legacy Class A Shares
Six months ended 06/30/2008 (c)	10.53	0.23	(0.10)	0.13	(0.23)	—	(0.23)
Year ended 12/31/2007	10.33	0.45	0.20	0.65	(0.45)	—	(0.45)
Year ended 12/31/2006	10.39	0.43	(0.06)	0.37	(0.43)	—	(0.43)
Year ended 12/31/2005	10.66	0.41	(0.27)	0.14	(0.41)	—	(0.41)
Year ended 12/31/2004	10.66	0.40	—	0.40	(0.40)	—	(0.40)
Year ended 12/31/2003	10.73	0.40	(0.07)	0.33	(0.40)	—	(0.40)
Legacy Class B Shares
Six months ended 06/30/2008 (c)	10.53	0.21	(0.10)	0.11	(0.21)	—	(0.21)
Year ended 12/31/2007	10.34	0.41	0.19	0.60	(0.41)	—	(0.41)
Year ended 12/31/2006	10.39	0.39	(0.05)	0.34	(0.39)	—	(0.39)
Year ended 12/31/2005	10.66	0.37	(0.27)	0.10	(0.37)	—	(0.37)
Year ended 12/31/2004	10.66	0.36	—	0.36	(0.36)	—	(0.36)
Year ended 12/31/2003	10.73	0.36	(0.07)	0.29	(0.36)	—	(0.36)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(b)	Determined on an annualized basis for periods that are less than a full year.

(c)	Unaudited.

(d)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)	Net investment income (loss) (b)	Expenses (b)	Net investment income (loss) (b)	Portfolio turnover rate

$10.42	1.24%	$32.6	0.70%	4.41%	0.70%	4.41%	10%(b)
10.52	6.50	23.1	0.70	4.40	0.70	4.40	16
10.32	5.06	12.3	0.69	4.25	0.69	4.25	16

10.42	1.14	6.3	1.10	4.01	1.10	4.01	10(b)
10.51	5.98	6.0	1.10	3.99	1.10	3.99	16
10.32	4.78	5.4	1.09	3.84	1.09	3.84	16

10.43	1.24	120.9	0.70	4.41	0.70	4.41	10(b)
10.53	6.50	118.2	0.70	4.39	0.70	4.39	16
10.33	3.68	120.9	0.69	4.20	0.69	4.20	16
10.39	1.32	138.0	0.70	3.89	0.73	3.86	11
10.66	3.86	121.1	0.68	3.79	0.68	3.79	12

10.66	3.16	101.2	0.70	3.76	0.70	3.75	18
10.43	1.04	52.4	1.10	4.01	1.10	4.01	10(b)
10.53	5.97	53.0	1.10	3.99	1.10	3.99	16
10.34	3.37	53.8	1.09	3.80	1.09	3.80	16
10.39	0.93	55.8	1.10	3.49	1.13	3.46	11
10.66	3.45	54.5	1.08	3.39	1.08	3.39	12
10.66	2.78	49.7	1.10	3.36	1.10	3.36	18

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

(CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Institutional Shares
Six months ended 06/30/2008 (d)	$10.51	$0.24	$(0.09)	$0.15	$(0.24)	$—	$(0.24)
Year ended 12/31/2007	10.32	0.48	0.19	0.67	(0.48)	—	(0.48)
Year ended 12/31/2006	10.38	0.46	(0.06)	0.40	(0.46)	—	(0.46)
Year ended 12/31/2005	10.64	0.44	(0.26)	0.18	(0.44)	—	(0.44)
Year ended 12/31/2004	10.65	0.46	(0.01)	0.45	(0.46)	—	(0.46)
Year ended 12/31/2003	10.72	0.46	(0.07)	0.39	(0.46)	—	(0.46)
Class R-1 Shares
Six months ended 06/30/2008 (d)	10.52	0.22	(0.10)	0.12	(0.22)	—	(0.22)
Year ended 12/31/2007	10.32	0.42	0.20	0.62	(0.42)	—	(0.42)
Year ended 12/31/2006	10.38	0.40	(0.06)	0.34	(0.40)	—	(0.40)
Year ended 12/31/2005	10.64	0.38	(0.26)	0.12	(0.38)	—	(0.38)
Period ended 12/31/2004 (e)	10.61	0.13	0.03	0.16	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2008 (d)	10.51	0.23	(0.10)	0.13	(0.23)	—	(0.23)
Year ended 12/31/2007	10.32	0.44	0.19	0.63	(0.44)	—	(0.44)
Year ended 12/31/2006	10.37	0.42	(0.05)	0.37	(0.42)	—	(0.42)
Year ended 12/31/2005	10.65	0.40	(0.28)	0.12	(0.40)	—	(0.40)
Period ended 12/31/2004 (e)	10.61	0.14	0.04	0.18	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2008 (d)	10.52	0.24	(0.09)	0.15	(0.24)	—	(0.24)
Year ended 12/31/2007	10.33	0.47	0.19	0.66	(0.47)	—	(0.47)
Year ended 12/31/2006	10.38	0.45	(0.05)	0.40	(0.45)	—	(0.45)
Year ended 12/31/2005	10.65	0.43	(0.27)	0.16	(0.43)	—	(0.43)
Period ended 12/31/2004 (e)	10.61	0.15	0.04	0.19	(0.15)	—	(0.15)

(a)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(b)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Unaudited.

(e)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 23, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b) (c)	Net investment income (loss) (c)	Expenses (b) (c)	Net investment income (loss) (c)	Portfolio turnover rate

$10.42	1.46%	$92.8	0.45%	4.66%	0.45%	4.66%	10% (c)
10.51	6.66	98.8	0.45	4.64	0.45	4.64	16
10.32	3.94	89.7	0.44	4.46	0.44	4.46	16
10.38	1.76	81.4	0.37	4.22	0.40	4.19	11
10.64	4.29	72.9	0.18	4.29	0.18	4.29	12
10.65	3.69	61.5	0.20	4.28	0.20	4.28	18

10.42	1.08	3.0	1.02	4.09	1.02	4.09	10 (c)
10.52	6.16	2.6	1.02	4.08	1.02	4.08	16
10.32	3.35	2.2	1.01	3.89	1.01	3.89	16
10.38	1.12	1.7	1.02	3.58	1.05	3.55	11
10.64	1.53	1.2	1.00	3.48	1.00	3.48	12

10.41	1.18	3.5	0.82	4.29	0.82	4.29	10 (c)
10.51	6.27	3.2	0.82	4.28	0.82	4.28	16
10.32	3.66	2.3	0.81	4.09	0.81	4.09	16
10.37	1.12	1.6	0.82	3.78	0.85	3.75	11
10.65	1.70	1.0	0.80	3.68	0.80	3.68	12

10.43	1.43	1.3	0.52	4.59	0.52	4.59	10 (c)
10.52	6.59	1.3	0.52	4.57	0.52	4.57	16
10.33	3.97	1.2	0.51	4.39	0.51	4.39	16
10.38	1.51	1.1	0.52	4.08	0.55	4.05	11
10.65	1.81	1.0	0.50	3.98	0.50	3.98	12

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2008 (c)	$10.83	$0.21	$(0.10)	$0.11	$(0.21)	$—	$(0.21)
Year ended 12/31/2007	10.89	0.43	(0.01)	0.42	(0.43)	(0.05)	(0.48)
Period ended 12/31/2006 (d)	10.79	0.29	0.11	0.40	(0.29)	(0.01)	(0.30)
Class B Shares
Six months ended 06/30/2008 (c)	10.82	0.19	(0.09)	0.10	(0.19)	—	(0.19)
Year ended 12/31/2007	10.89	0.38	(0.02)	0.36	(0.38)	(0.05)	(0.43)
Period ended 12/31/2006 (d)	10.79	0.26	0.11	0.37	(0.26)	(0.01)	(0.27)
Legacy Class A Shares
Six months ended 06/30/2008 (c)	10.81	0.21	(0.10)	0.11	(0.21)	—	(0.21)
Year ended 12/31/2007	10.87	0.42	(0.01)	0.41	(0.42)	(0.05)	(0.47)
Year ended 12/31/2006	10.96	0.43	(0.08)	0.35	(0.43)	(0.01)	(0.44)
Year ended 12/31/2005	11.13	0.43	(0.17)	0.26	(0.43)	—	(0.43)
Year ended 12/31/2004	11.15	0.43	(0.02)	0.41	(0.43)	—	(0.43)
Year ended 12/31/2003	10.97	0.42	0.18	0.60	(0.42)	—	(0.42)
Legacy Class B Shares
Six months ended 06/30/2008 (c)	10.81	0.19	(0.10)	0.09	(0.19)	—	(0.19)
Year ended 12/31/2007	10.87	0.38	(0.01)	0.37	(0.38)	(0.05)	(0.43)
Year ended 12/31/2006	10.96	0.39	(0.08)	0.31	(0.39)	(0.01)	(0.40)
Year ended 12/31/2005	11.13	0.38	(0.17)	0.21	(0.38)	—	(0.38)
Year ended 12/31/2004	11.15	0.38	(0.02)	0.36	(0.38)	—	(0.38)
Year ended 12/31/2003	10.97	0.38	0.18	0.56	(0.38)	—	(0.38)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(b)	Determined on an annualized basis for periods that are less than a full year.

(c)	Unaudited.

(d)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)	Net investment income (loss) (b)	Expenses (b)	Net investment income (loss) (b)	Portfolio turnover rate

$10.73	1.01%	$31.6	0.70%	3.86%	0.70%	3.86%	27%(c)
10.83	4.01	21.0	0.70	3.93	0.72	3.91	18
10.89	3.80	6.3	0.70	3.95	0.70	3.95	4

10.73	0.90	3.4	1.10	3.45	1.10	3.45	27(c)
10.82	3.50	3.4	1.10	3.54	1.12	3.52	18
10.89	3.52	3.3	1.10	3.55	1.11	3.54	4

10.71	1.01	61.9	0.70	3.86	0.70	3.86	27(c)
10.81	4.00	62.2	0.70	3.94	0.72	3.92	18
10.87	3.32	64.0	0.70	3.97	0.71	3.96	4
10.96	2.35	73.3	0.70	3.86	0.72	3.84	0
11.13	3.74	66.2	0.70	3.86	0.70	3.86	2
11.15	5.60	59.6	0.70	3.83	0.70	3.83	8

10.71	0.81	25.8	1.10	3.46	1.10	3.46	27(c)
10.81	3.59	26.0	1.10	3.54	1.12	3.52	18
10.87	2.91	26.5	1.10	3.58	1.11	3.57	4
10.96	1.94	34.0	1.10	3.47	1.12	3.45	0
11.13	3.33	34.8	1.10	3.46	1.10	3.46	2
11.15	5.18	35.2	1.10	3.43	1.10	3.43	8

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations		Less distributions
		Net investment income (a)	Total from investment operations	Net investment income (a)	Total distributions
Class A Shares
Six months ended 06/30/2008 (d)	$1.00	$0.01	$0.01	$(0.01)	$(0.01)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Period ended 12/31/2006 (e)	1.00	0.03	0.03	(0.03)	(0.03)
Class B Shares
Six months ended 06/30/2008 (d)	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Period ended 12/31/2006 (e)	1.00	0.03	0.03	(0.03)	(0.03)
Legacy Class A Shares
Six months ended 06/30/2008 (d)	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2003	1.00	0.01	0.01	(0.01)	(0.01)
Legacy Class B Shares
Six months ended 06/30/2008 (d)	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2004	1.00	—	—	—	—
Year ended 12/31/2003	1.00	—	—	—	—

(a)	Net investment income and distributions for Legacy Class B shares represent less than $0.01 per share in 2004 and 2003.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Unaudited.

(e)	For all the data, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c)	Net investment income (c)	Expenses (c)	Net investment income (c)

$1.00	1.21%	$59.1	0.60%	2.31%	0.60%	2.31%
1.00	4.67	38.1	0.60	4.50	0.64	4.46
1.00	3.23	19.5	0.60	4.62	0.60	4.62

1.00	1.01	2.7	1.00	2.00	1.00	2.00
1.00	4.25	2.6	1.00	4.17	1.03	4.14
1.00	2.91	2.5	1.00	4.22	1.02	4.20

1.00	1.21	80.1	0.60	2.40	0.60	2.40
1.00	4.67	74.3	0.60	4.57	0.63	4.54
1.00	4.50	75.2	0.60	4.38	0.63	4.35
1.00	2.64	80.5	0.60	2.62	0.71	2.51
1.00	0.76	73.1	0.60	0.78	0.63	0.75
1.00	0.54	65.1	0.60	0.52	0.65	0.47

1.00	1.01	6.7	1.00	1.98	1.00	1.98
1.00	4.26	5.0	1.00	4.16	1.03	4.13
1.00	4.08	4.1	1.00	3.93	1.03	3.90
1.00	2.22	6.4	1.00	2.22	1.11	2.11
1.00	0.36	5.9	1.00	0.36	1.03	0.33
1.00	0.14	5.7	1.00	0.14	1.03	0.11

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND (CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations		Less distributions
	Net asset value, beginning of period	Net investment income (a)	Total from investment operations	Net investment income (a)	Total distributions
Institutional Shares
Six months ended 06/30/2008 (e)	$1.00	$0.01	$0.01	$(0.01)	$(0.01)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2003	1.00	0.01	0.01	(0.01)	(0.01)
Class R-1 Shares
Six months ended 06/30/2008 (e)	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2004 (f)	1.00	—	—	—	—
Class R-2 Shares
Six months ended 06/30/2008 (e)	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2004 (f)	1.00	—	—	—	—
Class R-3 Shares
Six months ended 06/30/2008 (e)	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Period ended 12/31/2004 (f)	1.00	—	—	—	—

(a)	Net investment income and distributions for Class R-1 shares, Class R-2 shares and Class R-3 shares represent less than $0.01 per share in 2004.

(b)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(c)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effect May 1, 2005.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Unaudited.

(f)	For all the data, the period is from commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (d)	Expenses (c) (d)	Net investment income (d)

$1.00	1.28%	$28.5	0.45%	2.49%	0.45%	2.49%
1.00	4.82	19.3	0.45	4.70	0.48	4.67
1.00	4.65	12.9	0.45	4.57	0.48	4.54
1.00	2.89	11.2	0.37	2.85	0.48	2.74
1.00	1.17	9.2	0.20	1.20	0.23	1.17
1.00	0.94	6.9	0.20	0.92	0.24	0.88

1.00	1.05	5.1	0.92	2.06	0.92	2.06
1.00	4.33	4.1	0.92	4.25	0.95	4.22
1.00	4.16	4.3	0.92	4.11	0.94	4.09
1.00	2.32	2.7	0.92	2.42	1.04	2.30

1.00	0.31	1.1	0.92	0.94	0.98	0.88
1.00	1.15	11.2	0.72	2.28	0.72	2.28
1.00	4.54	8.3	0.72	4.44	0.76	4.40
1.00	4.37	3.8	0.72	4.34	0.74	4.32
1.00	2.51	2.5	0.72	2.51	0.83	2.40
1.00	0.38	1.0	0.72	1.14	0.78	1.08

1.00	1.25	1.5	0.52	2.49	0.52	2.49
1.00	4.75	1.5	0.52	4.65	0.55	4.62
1.00	4.57	1.3	0.52	4.49	0.55	4.46
1.00	2.72	1.2	0.52	2.72	0.63	2.61
1.00	0.45	1.1	0.52	1.34	0.58	1.28

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2008 (h)	$11.44	$0.15	$(0.42)	$(0.27)	$(0.14)	$—	$(0.14)
Year ended 12/31/2007	11.59	0.36	0.10	0.46	(0.35)	(0.26)	(0.61)
Period ended 12/31/2006 (i)	11.45	0.25	0.44	0.69	(0.45)	(0.10)	(0.55)
Class B Shares
Six months ended 06/30/2008 (h)	11.50	0.11	(0.42)	(0.31)	(0.11)	—	(0.11)
Year ended 12/31/2007	11.62	0.28	0.11	0.39	(0.25)	(0.26)	(0.51)
Period ended 12/31/2006 (i)	11.45	0.19	0.44	0.63	(0.36)	(0.10)	(0.46)
Legacy Class A Shares
Six months ended 06/30/2008 (h)	11.63	0.15	(0.43)	(0.28)	(0.14)	—	(0.14)
Year ended 12/31/2007	11.74	0.35	0.13	0.48	(0.33)	(0.26)	(0.59)
Year ended 12/31/2006	11.24	0.33	0.59	0.92	(0.32)	(0.10)	(0.42)
Year ended 12/31/2005	11.11	0.26	0.17	0.43	(0.27)	(0.03)	(0.30)
Year ended 12/31/2004	10.82	0.17	0.46	0.63	(0.17)	(0.17)	(0.34)
Period ended 12/31/2003 (j)	10.00	0.07	0.80	0.87	(0.05)	—	(0.05)
Legacy Class B Shares
Six months ended 06/30/2008 (h)	11.65	0.13	(0.43)	(0.30)	(0.12)	—	(0.12)
Year ended 12/31/2007	11.74	0.30	0.12	0.42	(0.25)	(0.26)	(0.51)
Year ended 12/31/2006	11.24	0.29	0.59	0.88	(0.28)	(0.10)	(0.38)
Year ended 12/31/2005	11.10	0.21	0.17	0.38	(0.21)	(0.03)	(0.24)
Year ended 12/31/2004	10.81	0.13	0.46	0.59	(0.13)	(0.17)	(0.30)
Period ended 12/31/2003 (j)	10.00	0.05	0.79	0.84	(0.03)	—	(0.03)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ and BGI’s expense credits and waivers, were 0.27% and 3.55%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ and BGI’s expense credits and waivers, were 0.61% and 3.21%, respectively, for the six months ended June 30, 2008.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (loss) (a) (e)	Expenses (e) (f)	Net investment income (loss) (e) (f)	Portfolio turnover rate (g)

$11.03	(2.33)%	$47.2	1.21%	2.70%	1.54%	2.37%	7%
11.44	3.96	37.5	1.22	3.08	1.56	2.74	6
11.59	6.20	13.2	1.21	3.35	1.68	2.88	10

11.08	(2.73)	1.5	1.91	1.98	2.24	1.65	7
11.50	3.32	1.3	1.92	2.34	2.26	2.00	6
11.62	5.64	0.5	1.92	2.42	2.39	1.95	10

11.21	(2.39)	96.0	1.21	2.63	1.54	2.30	7
11.63	4.03	100.5	1.21	2.91	1.55	2.57	6
11.74	8.30	113.5	1.22	2.89	1.70	2.41	10
11.24	3.86	101.2	1.26	2.30	1.63	1.93	11
11.11	5.87	66.0	1.26	1.58	1.61	1.23	138
10.82	8.74	31.0	1.30	1.13	1.73	0.70	29

11.23	(2.59)	10.7	1.61	2.23	1.94	1.90	7
11.65	3.59	11.2	1.62	2.51	1.95	2.18	6
11.74	7.90	12.0	1.62	2.48	2.10	2.00	10
11.24	3.44	11.1	1.66	1.91	2.03	1.54	11
11.10	5.46	8.7	1.66	1.18	2.01	0.83	138
10.81	8.47	4.1	1.70	0.75	2.31	0.14	29

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND (CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Institutional Shares
Six months ended 06/30/2008 (i)	$11.63	$0.16	$(0.42)	$(0.26)	$(0.16)	$—	$(0.16)
Year ended 12/31/2007	11.77	0.38	0.12	0.50	(0.38)	(0.26)	(0.64)
Year ended 12/31/2006	11.27	0.36	0.59	0.95	(0.35)	(0.10)	(0.45)
Year ended 12/31/2005	11.13	0.29	0.17	0.46	(0.29)	(0.03)	(0.32)
Year ended 12/31/2004	10.84	0.23	0.46	0.69	(0.23)	(0.17)	(0.40)
Period ended 12/31/2003 (j)	10.00	0.10	0.80	0.90	(0.06)	—	(0.06)
Class R-1 Shares
Six months ended 06/30/2008 (i)	11.46	0.13	(0.43)	(0.30)	(0.12)	—	(0.12)
Year ended 12/31/2007	11.58	0.31	0.12	0.43	(0.29)	(0.26)	(0.55)
Year ended 12/31/2006	11.13	0.29	0.58	0.87	(0.32)	(0.10)	(0.42)
Year ended 12/31/2005	11.08	0.22	0.17	0.39	(0.31)	(0.03)	(0.34)
Period ended 12/31/2004 (k)	10.95	0.04	0.44	0.48	(0.18)	(0.17)	(0.35)
Class R-2 Shares
Six months ended 06/30/2008 (i)	11.66	0.15	(0.43)	(0.28)	(0.14)	—	(0.14)
Year ended 12/31/2007	11.78	0.35	0.11	0.46	(0.32)	(0.26)	(0.58)
Year ended 12/31/2006	11.24	0.32	0.58	0.90	(0.26)	(0.10)	(0.36)
Year ended 12/31/2005	11.09	0.25	0.17	0.42	(0.24)	(0.03)	(0.27)
Period ended 12/31/2004 (k)	10.95	0.05	0.43	0.48	(0.17)	(0.17)	(0.34)
Class R-3 Shares
Six months ended 06/30/2008 (i)	11.62	0.16	(0.43)	(0.27)	(0.15)	—	(0.15)
Year ended 12/31/2007	11.76	0.37	0.11	0.48	(0.36)	(0.26)	(0.62)
Year ended 12/31/2006	11.25	0.35	0.60	0.95	(0.34)	(0.10)	(0.44)
Year ended 12/31/2005	11.09	0.28	0.17	0.45	(0.26)	(0.03)	(0.29)
Period ended 12/31/2004 (k)	10.95	0.06	0.43	0.49	(0.18)	(0.17)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ and BGI’s expense credits and waivers, were 0.27% and 3.55%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Determined on an annualized basis for periods that are less than a full year.

(g)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ and BGI’s expense credits and waivers, were 0.61% and 3.21%, respectively, for the six months ended June 30, 2008.

(h)	Amount represents the portfolio turnover rate of the Master Portfolio.

(i)	Unaudited.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e) (f)	Net investment income (loss) (a) (f)	Expenses (e) (f) (g)	Net investment income (loss) (f) (g)	Portfolio turnover rate (h)

$11.21	(2.27)%	$13.4	0.96%	2.89%	1.29%	2.56%	7%
11.63	4.20	13.9	0.97	3.21	1.30	2.88	6
11.77	8.59	11.0	0.97	3.15	1.45	2.67	10
11.27	4.19	8.6	0.93	2.64	1.30	2.27	11
11.13	6.37	6.8	0.76	2.10	1.11	1.75	138
10.84	9.09	2.9	0.80	1.66	1.56	0.90	29

11.04	(2.59)	1.8	1.53	2.32	1.86	1.99	7
11.46	3.65	1.8	1.54	2.64	1.88	2.30	6
11.58	7.95	1.4	1.54	2.56	2.02	2.08	10
11.13	3.55	0.9	1.58	1.96	1.95	1.59	11
11.08	4.44	0.1	1.56	1.30	1.86	1.00	138

11.24	(2.44)	2.4	1.33	2.55	1.66	2.22	7
11.66	3.89	1.7	1.34	2.88	1.67	2.55	6
11.78	8.16	0.9	1.34	2.78	1.82	2.30	10
11.24	3.80	0.7	1.38	2.16	1.75	1.79	11
11.09	4.43	0.1	1.36	1.46	1.65	1.17	138

11.20	(2.38)	0.1	1.03	2.86	1.36	2.53	7
11.62	4.08	0.1	1.04	3.11	1.38	2.77	6
11.76	8.57	0.1	1.04	3.01	1.52	2.53	10
11.25	4.09	0.1	1.08	2.49	1.45	2.12	11
11.09	4.52	0.1	1.06	1.76	1.35	1.47	138

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2008 (h)	$12.47	$0.16	$(0.54)	$(0.38)	$—	$—	$—
Year ended 12/31/2007	12.66	0.38	0.09	0.47	(0.33)	(0.33)	(0.66)
Period ended 12/31/2006 (i)	12.29	0.26	0.58	0.84	(0.33)	(0.14)	(0.47)
Class B Shares
Six months ended 06/30/2008 (h)	12.39	0.12	(0.54)	(0.42)	—	—	—
Year ended 12/31/2007	12.60	0.28	0.11	0.39	(0.27)	(0.33)	(0.60)
Period ended 12/31/2006 (i)	12.29	0.19	0.56	0.75	(0.30)	(0.14)	(0.44)
Legacy Class A Shares
Six months ended 06/30/2008 (h)	12.39	0.15	(0.53)	(0.38)	—	—	—
Year ended 12/31/2007	12.57	0.35	0.11	0.46	(0.31)	(0.33)	(0.64)
Year ended 12/31/2006	11.84	0.32	0.84	1.16	(0.29)	(0.14)	(0.43)
Year ended 12/31/2005	11.58	0.24	0.31	0.55	(0.23)	(0.06)	(0.29)
Year ended 12/31/2004	11.16	0.17	0.61	0.78	(0.13)	(0.23)	(0.36)
Period ended 12/31/2003 (k)	10.00	0.06	1.13	1.19	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2008 (h)	12.35	0.13	(0.53)	(0.40)	—	—	—
Year ended 12/31/2007	12.53	0.30	0.11	0.41	(0.26)	(0.33)	(0.59)
Year ended 12/31/2006	11.81	0.27	0.83	1.10	(0.24)	(0.14)	(0.38)
Year ended 12/31/2005	11.54	0.19	0.32	0.51	(0.18)	(0.06)	(0.24)
Year ended 12/31/2004	11.14	0.12	0.61	0.73	(0.10)	(0.23)	(0.33)
Period ended 12/31/2003 (k)	10.00	0.04	1.12	1.16	(0.02)	—	(0.02)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ and BGI’s expense credits and waivers, were 0.27% and 3.41%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ and BGI’s expense credits and waivers, were 0.61% and 3.07%, respectively, for the six months ended June 30, 2008.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	Based upon net asset value of $12.60 as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.61, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.14%.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reduction and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (loss) (a) (e)	Expenses (e) (f)	Net investment income (e) (f)	Portfolio turnover rate (g)

$12.09	(3.05)%	$120.2	1.16%	2.60%	1.50%	2.26%	7%
12.47	3.76	105.6	1.17	2.89	1.50	2.56	7
12.66	6.82	34.9	1.18	3.06	1.50	2.74	12

11.97	(3.39)	5.3	1.86	1.92	2.20	1.58	7
12.39	3.01	4.3	1.87	2.17	2.20	1.84	7
12.60	6.06(j)	1.7	1.87	2.30	2.20	1.97	12

12.01	(3.07)	245.6	1.16	2.54	1.49	2.21	7
12.39	3.71	267.0	1.17	2.74	1.50	2.41	7
12.57	9.79	270.6	1.17	2.63	1.51	2.29	12
11.84	4.73	216.5	1.24	2.04	1.58	1.70	12
11.58	6.98	130.3	1.25	1.49	1.57	1.17	130
11.16	11.91	40.8	1.30	0.98	1.59	0.69	23

11.95	(3.24)	45.6	1.56	2.15	1.89	1.82	7
12.35	3.30	48.7	1.57	2.34	1.90	2.01	7
12.53	9.32	49.0	1.57	2.22	1.91	1.88	12
11.81	4.45	41.3	1.64	1.64	1.98	1.30	12
11.54	6.49	28.8	1.65	1.09	1.97	0.77	130
11.14	11.60	11.4	1.70	0.58	2.07	0.21	23

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

(CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Institutional Shares
Six months ended 06/30/2008 (i)	$12.47	$0.17	$(0.54)	$(0.37)	$—	$—	$—
Year ended 12/31/2007	12.64	0.39	0.12	0.51	(0.35)	(0.33)	(0.68)
Year ended 12/31/2006	11.92	0.36	0.82	1.18	(0.32)	(0.14)	(0.46)
Year ended 12/31/2005	11.64	0.28	0.32	0.60	(0.26)	(0.06)	(0.32)
Year ended 12/31/2004	11.21	0.23	0.60	0.83	(0.17)	(0.23)	(0.40)
Period ended 12/31/2003 (j)	10.00	0.09	1.16	1.25	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2008 (i)	12.38	0.14	(0.53)	(0.39)	—	—	—
Year ended 12/31/2007	12.57	0.31	0.10	0.41	(0.27)	(0.33)	(0.60)
Year ended 12/31/2006	11.85	0.28	0.85	1.13	(0.27)	(0.14)	(0.41)
Year ended 12/31/2005	11.64	0.21	0.29	0.50	(0.23)	(0.06)	(0.29)
Period ended 12/31/2004 (k)	11.37	0.04	0.61	0.65	(0.15)	(0.23)	(0.38)
Class R-2 Shares
Six months ended 06/30/2008 (i)	12.42	0.15	(0.54)	(0.39)	—	—	—
Year ended 12/31/2007	12.62	0.36	0.09	0.45	(0.32)	(0.33)	(0.65)
Year ended 12/31/2006	11.90	0.32	0.83	1.15	(0.29)	(0.14)	(0.43)
Year ended 12/31/2005	11.64	0.23	0.31	0.54	(0.22)	(0.06)	(0.28)
Period ended 12/31/2004 (k)	11.37	0.05	0.60	0.65	(0.15)	(0.23)	(0.38)
Class R-3 Shares
Six months ended 06/30/2008 (i)	12.44	0.17	(0.54)	(0.37)	—	—	—
Year ended 12/31/2007	12.63	0.39	0.10	0.49	(0.35)	(0.33)	(0.68)
Year ended 12/31/2006	11.90	0.35	0.84	1.19	(0.32)	(0.14)	(0.46)
Year ended 12/31/2005	11.64	0.27	0.30	0.57	(0.25)	(0.06)	(0.31)
Period ended 12/31/2004 (k)	11.37	0.06	0.60	0.66	(0.16)	(0.23)	(0.39)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ and BGI’s expense credits and waivers, were 0.27% and 3.41%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ and BGI’s expense credits and waivers, were 0.61% and 3.07%, respectively, for the six months ended June 30, 2008.

(g)	Determined on an annualized basis for periods that are less than a full year.

(h)	Amount represents the portfolio turnover rate of the Master Portfolio.

(i)	Unaudited.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e) (g)	Net investment income (loss) (a) (g)	Expenses (e) (f) (g)	Net investment income (f) (g)	Portfolio turnover rate (h)

$12.10	(2.97)%	$38.9	0.91%	2.81%	1.24%	2.48%	7%
12.47	4.04	38.7	0.92	3.02	1.25	2.69	7
12.64	9.90	32.5	0.92	2.91	1.26	2.57	12
11.92	5.14	23.1	0.92	2.37	1.26	2.03	12
11.64	7.37	14.4	0.75	2.00	1.07	1.68	130
11.21	12.55	4.2	0.80	1.47	1.31	0.96	23

11.99	(3.23)	3.7	1.48	2.26	1.81	1.93	7
12.38	3.28	3.5	1.49	2.41	1.82	2.08	7
12.57	9.50	3.3	1.49	2.27	1.82	1.94	12
11.85	4.31	1.7	1.56	1.81	1.90	1.47	12
11.64	5.66	0.1	1.55	1.27	1.85	0.97	130

12.03	(3.14)	7.4	1.28	2.46	1.61	2.13	7
12.42	3.62	6.5	1.29	2.77	1.62	2.44	7
12.62	9.64	2.7	1.29	2.57	1.62	2.24	12
11.90	4.63	1.1	1.36	1.91	1.70	1.57	12
11.64	5.67	0.1	1.35	1.38	1.65	1.08	130

12.07	(2.97)	0.6	0.98	2.75	1.31	2.42	7
12.44	3.87	0.6	0.99	3.02	1.32	2.69	7
12.63	9.95	0.4	0.99	2.81	1.32	2.48	12
11.90	4.95	0.3	1.06	2.28	1.40	1.94	12
11.64	5.76	0.1	1.05	1.66	1.35	1.36	130

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2008 (h)	$13.65	$0.14	$(0.85)	$(0.71)	$—	$—	$—
Period ended 12/31/2007	13.98	0.34	0.07	0.41	(0.28)	(0.46)	(0.74)
Period ended 12/31/2006 (i)	13.43	0.26	0.76	1.02	(0.28)	(0.19)	(0.47)
Class B Shares
Six months ended 06/30/2008 (h)	13.60	0.10	(0.86)	(0.76)	—	—	—
Year ended 12/31/2007	13.94	0.23	0.09	0.32	(0.20)	(0.46)	(0.66)
Period ended 12/31/2006 (i)	13.43	0.18	0.77	0.95	(0.25)	(0.19)	(0.44)
Legacy Class A Shares
Six months ended 06/30/2008 (h)	13.56	0.14	(0.85)	(0.71)	—	—	—
Year ended 12/31/2007	13.88	0.30	0.10	0.40	(0.26)	(0.46)	(0.72)
Year ended 12/31/2006	12.70	0.28	1.33	1.61	(0.24)	(0.19)	(0.43)
Year ended 12/31/2005	12.24	0.20	0.54	0.74	(0.18)	(0.10)	(0.28)
Year ended 12/31/2004	11.55	0.16	0.85	1.01	(0.12)	(0.20)	(0.32)
Period ended 12/31/2003 (j)	10.00	0.06	1.52	1.58	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2008 (h)	13.54	0.11	(0.84)	(0.73)	—	—	—
Year ended 12/31/2007	13.85	0.25	0.10	0.35	(0.20)	(0.46)	(0.66)
Year ended 12/31/2006	12.68	0.22	1.33	1.55	(0.19)	(0.19)	(0.38)
Year ended 12/31/2005	12.22	0.15	0.55	0.70	(0.14)	(0.10)	(0.24)
Year ended 12/31/2004	11.54	0.11	0.85	0.96	(0.08)	(0.20)	(0.28)
Period ended 12/31/2003 (j)	10.00	0.04	1.52	1.56	(0.02)	—	(0.02)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ and BGI’s expense credits and waivers, were 0.24% and 2.97%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ and BGI’s expense credits and waivers, were 0.58% and 2.63%, respectively, for the six months ended June 30, 2008.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (loss) (a) (e)	Expenses (e) (f)	Net investment income (loss (e) (f)	Portfolio turnover rate (g)

$12.94	(5.27)%	$219.9	1.13%	2.20%	1.47%	1.86%	9%
13.65	2.94	191.9	1.14	2.34	1.47	2.01	7
13.98	7.59	61.4	1.15	2.85	1.46	2.54	16

12.84	(5.59)	14.0	1.83	1.52	2.17	1.18	9
13.60	2.30	11.7	1.84	1.58	2.17	1.25	7
13.94	7.03	4.9	1.85	2.01	2.17	1.69	16

12.85	(5.24)	399.1	1.13	2.12	1.47	1.78	9
13.56	2.87	437.4	1.14	2.13	1.47	1.80	7
13.88	12.63	431.3	1.15	2.07	1.48	1.74	16
12.70	6.02	313.5	1.22	1.63	1.56	1.29	17
12.24	8.78	177.7	1.24	1.32	1.55	1.01	140
11.55	15.81	51.7	1.30	1.03	1.53	0.80	23

12.81	(5.47)	88.5	1.53	1.72	1.87	1.38	9
13.54	2.54	95.8	1.54	1.74	1.87	1.41	7
13.85	12.17	92.7	1.55	1.65	1.88	1.32	16
12.68	5.67	70.9	1.62	1.22	1.96	0.88	17
12.22	8.39	44.7	1.64	0.91	1.95	0.60	140
11.54	15.61	15.5	1.70	0.63	1.98	0.35	23

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Institutional Shares
Six months ended 06/30/2008 (i)	$13.65	$0.16	$(0.86)	$(0.70)	$—	$—	$—
Year ended 12/31/2007	13.97	0.35	0.09	0.44	(0.30)	(0.46)	(0.76)
Year ended 12/31/2006	12.79	0.32	1.32	1.64	(0.27)	(0.19)	(0.46)
Year ended 12/31/2005	12.31	0.24	0.55	0.79	(0.21)	(0.10)	(0.31)
Year ended 12/31/2004	11.59	0.22	0.86	1.08	(0.16)	(0.20)	(0.36)
Period ended 12/31/2003 (l)	10.00	0.10	1.53	1.63	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2008 (i)	13.59	0.12	(0.85)	(0.73)	—	—	—
Year ended 12/31/2007	13.92	0.27	0.09	0.36	(0.23)	(0.46)	(0.69)
Year ended 12/31/2006	12.73	0.24	1.36	1.60	(0.22)	(0.19)	(0.41)
Year ended 12/31/2005	12.31	0.18	0.53	0.71	(0.19)	(0.10)	(0.29)
Period ended 12/31/2004 (m)	11.79	0.05	0.81	0.86	(0.14)	(0.20)	(0.34)
Class R-2 Shares
Six months ended 06/30/2008 (i)	13.60	0.14	(0.85)	(0.71)	—	—	—
Year ended 12/31/2007	13.94	0.31	0.08	0.39	(0.27)	(0.46)	(0.73)
Year ended 12/31/2006	12.77	0.28	1.32	1.60	(0.24)	(0.19)	(0.43)
Year ended 12/31/2005	12.32	0.19	0.54	0.73	(0.18)	(0.10)	(0.28)
Period ended 12/31/2004 (m)	11.79	0.05	0.82	0.87	(0.14)	(0.20)	(0.34)
Class R-3 Shares
Six months ended 06/30/2008 (i)	13.59	0.15	(0.84)	(0.69)	—	—	—
Year ended 12/31/2007	13.91	0.34	0.09	0.43	(0.29)	(0.46)	(0.75)
Year ended 12/31/2006	12.79	0.32	1.26	1.58	(0.27)	(0.19)	(0.46)
Year ended 12/31/2005	12.32	0.23	0.55	0.78	(0.21)	(0.10)	(0.31)
Period ended 12/31/2004 (m)	11.79	0.06	0.82	0.88	(0.15)	(0.20)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ and BGI’s expense credits and waivers, were 0.24% and 2.97%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Determined on an annualized basis for periods that are less than a full year.

(g)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ and BGI’s expense credits and waivers, were 0.58% and 2.63%, respectively, for the six months ended June 30, 2008.

(h)	Amount represents the portfolio turnover rate of the Master Portfolio.

(i)	Unaudited.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e) (f)	Net investment income (loss) (a) (f)	Expenses (e) (f) (g)	Net investment income (loss) (f) (g)	Portfolio turnover rate (h)

$12.95	(5.13)%	$82.2	0.88%	2.39%	1.22%	2.05%	9%
13.65	3.06	82.0	0.89	2.43	1.22	2.10	7
13.97	12.81(j)	63.3	0.90	2.35	1.23	2.02	16
12.79	6.41(k)	38.8	0.91	1.94	1.24	1.61	17
12.31	9.34	21.0	0.74	1.82	1.05	1.51	140
11.59	16.35	5.7	0.80	1.50	1.23	1.07	23

12.86	(5.37)	9.0	1.45	1.86	1.79	1.52	9
13.59	2.55	7.9	1.46	1.86	1.79	1.53	7
13.92	12.52	5.3	1.47	1.82	1.80	1.49	16
12.73	5.71	3.0	1.54	1.51	1.88	1.17	17
12.31	7.32	0.2	1.55	1.46	1.86	1.15	140

12.89	(5.29)	11.7	1.25	2.04	1.59	1.70	9
13.60	2.75	10.6	1.26	2.16	1.59	1.83	7
13.94	12.49	5.0	1.27	2.04	1.60	1.71	16
12.77	5.94	1.6	1.35	1.52	1.67	1.20	17
12.32	7.38	0.1	1.35	1.35	1.65	1.05	140

12.90	(5.15)	2.2	0.95	2.30	1.29	1.96	9
13.59	3.07	2.3	0.96	2.35	1.29	2.02	7
13.91	12.34	1.9	0.97	2.39	1.30	2.06	16
12.79	6.29	0.9	1.05	1.82	1.37	1.50	17
12.32	7.46	0.1	1.05	1.64	1.35	1.34	140

(j)	Based upon net asset value of $13.97 and $12.79, respectively, as of December 31, 2006 and December 31, 2005 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and December 30, 2005, respectively). For shareholder purchases and redemptions on December 29, 2006 and December 30, 2005, the net asset value was $13.98 and $12.80, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 12.80%.

(k)	Based upon net asset value of $12.79 as of December 31, 2005 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 30, 2005). For shareholder purchases and redemptions on December 30, 2005, the net asset value was $12.80, which caused the total return for the year ended December 31, 2005 to be equivalent to 6.49%.

(l)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(m)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2008 (h)	$14.49	$0.13	$(1.12)	$(0.99)	$—	$—	$—
Year ended 12/31/2007	14.91	0.29	0.05	0.34	(0.24)	(0.52)	(0.76)
Period ended 12/31/2006 (i)	14.23	0.24	0.90	1.14	(0.23)	(0.23)	(0.46)
Class B Shares
Six months ended 06/30/2008 (h)	14.45	0.08	(1.11)	(1.03)	—	—	—
Year ended 12/31/2007	14.89	0.18	0.05	0.23	(0.15)	(0.52)	(0.67)
Period ended 12/31/2006 (i)	14.23	0.17	0.92	1.09	(0.20)	(0.23)	(0.43)
Legacy Class A Shares
Six months ended 06/30/2008 (h)	14.45	0.12	(1.11)	(0.99)	—	—	—
Year ended 12/31/2007	14.86	0.26	0.06	0.32	(0.21)	(0.52)	(0.73)
Year ended 12/31/2006	13.32	0.23	1.73	1.96	(0.19)	(0.23)	(0.42)
Year ended 12/31/2005	12.70	0.17	0.74	0.91	(0.15)	(0.14)	(0.29)
Year ended 12/31/2004	11.80	0.14	1.08	1.22	(0.10)	(0.22)	(0.32)
Period ended 12/31/2003 (j)	10.00	0.07	1.76	1.83	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2008 (h)	14.39	0.10	(1.11)	(1.01)	—	—	—
Year ended 12/31/2007	14.79	0.20	0.07	0.27	(0.15)	(0.52)	(0.67)
Year ended 12/31/2006	13.26	0.17	1.72	1.89	(0.13)	(0.23)	(0.36)
Year ended 12/31/2005	12.65	0.12	0.73	0.85	(0.10)	(0.14)	(0.24)
Year ended 12/31/2004	11.77	0.09	1.07	1.16	(0.06)	(0.22)	(0.28)
Period ended 12/31/2003 (j)	10.00	0.04	1.75	1.79	(0.02)	—	(0.02)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ and BGI’s expense credits and waivers, were 0.21% and 2.66%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ and BGI’s expense credits and waivers, were 0.55% and 2.32%, respectively, for the six months ended June 30, 2008.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

See accompanying notes to financial statements.

	Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (loss) (a) (e)	Expenses (e) (f)	Net investment income (loss) (e) (f)	Portfolio turnover rate (g)

$13.50	(6.90)%	$190.9	1.11%	1.92%	1.46%	1.57%	10%
14.49	2.28	164.9	1.14	1.91	1.47	1.58	7
14.91	8.02	51.2	1.15	2.56	1.46	2.25	22

13.42	(7.20)	15.7	1.82	1.22	2.16	0.88	10
14.45	1.58	13.4	1.84	1.15	2.17	0.82	7
14.89	7.64	5.1	1.85	1.78	2.16	1.47	22

13.46	(6.85)	278.5	1.11	1.81	1.46	1.46	10
14.45	2.19	306.2	1.14	1.68	1.47	1.35	7
14.86	14.69	292.9	1.15	1.63	1.48	1.30	22
13.32	7.11	192.3	1.21	1.32	1.57	0.96	24
12.70	10.32	96.5	1.23	1.18	1.58	0.83	138
11.80	18.31	25.9	1.30	1.05	1.80	0.55	32

13.38	(7.09)	69.5	1.51	1.41	1.86	1.06	10
14.39	1.86	76.7	1.54	1.28	1.87	0.95	7
14.79	14.27	73.5	1.55	1.22	1.88	0.89	22
13.26	6.72	52.7	1.61	0.91	1.97	0.55	24
12.65	9.88	29.7	1.63	0.77	1.98	0.42	138
11.77	17.89	9.5	1.70	0.64	2.29	0.05	32

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Institutional Shares
Six months ended 06/30/2008 (i)	$14.52	$0.14	$(1.11)	$(0.97)	$—	$—	$—
Year ended 12/31/2007	14.93	0.31	0.05	0.36	(0.25)	(0.52)	(0.77)
Year ended 12/31/2006	13.39	0.27	1.72	1.99	(0.22)	(0.23)	(0.45)
Year ended 12/31/2005	12.74	0.21	0.76	0.97	(0.18)	(0.14)	(0.32)
Year ended 12/31/2004	11.83	0.20	1.06	1.26	(0.13)	(0.22)	(0.35)
Period ended 12/31/2003 (j)	10.00	0.10	1.77	1.87	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2008 (i)	14.42	0.11	(1.11)	(1.00)	—	—	—
Year ended 12/31/2007	14.85	0.23	0.05	0.28	(0.19)	(0.52)	(0.71)
Year ended 12/31/2006	13.33	0.19	1.72	1.91	(0.16)	(0.23)	(0.39)
Year ended 12/31/2005	12.74	0.15	0.72	0.87	(0.14)	(0.14)	(0.28)
Period ended 12/31/2004 (k)	12.04	0.05	0.98	1.03	(0.11)	(0.22)	(0.33)
Class R-2 Shares
Six months ended 06/30/2008 (i)	14.46	0.12	(1.11)	(0.99)	—	—	—
Year ended 12/31/2007	14.89	0.27	0.04	0.31	(0.22)	(0.52)	(0.74)
Year ended 12/31/2006	13.37	0.24	1.70	1.94	(0.19)	(0.23)	(0.42)
Year ended 12/31/2005	12.75	0.16	0.74	0.90	(0.14)	(0.14)	(0.28)
Period ended 12/31/2004 (k)	12.04	0.05	0.99	1.04	(0.11)	(0.22)	(0.33)
Class R-3 Shares
Six months ended 06/30/2008 (i)	14.49	0.14	(1.11)	(0.97)	—	—	—
Year ended 12/31/2007	14.90	0.30	0.05	0.35	(0.24)	(0.52)	(0.76)
Year ended 12/31/2006	13.37	0.28	1.70	1.98	(0.22)	(0.23)	(0.45)
Year ended 12/31/2005	12.75	0.19	0.74	0.93	(0.17)	(0.14)	(0.31)
Period ended 12/31/2004 (k)	12.04	0.06	0.99	1.05	(0.12)	(0.22)	(0.34)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ and BGI’s expense credits and waivers, were 0.21% and 2.66%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Determined on an annualized basis for periods that are less than a full year.

(g)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ and BGI’s expense credits and waivers, were 0.55% and 2.32%, respectively, for the six months ended June 30, 2008.

(h)	Amount represents the portfolio turnover rate of the Master Portfolio.

(i)	Unaudited.

See accompanying notes to financial statements.

	Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e) (f)	Net investment income (loss) (a) (f)	Expenses (e) (f) (g)	Net investment income (loss) (f) (g)	Portfolio turnover rate (h)

$13.55	(6.75)%	$84.0	0.86%	2.09%	1.21%	1.74%	10%
14.52	2.46	86.3	0.89	1.98	1.22	1.65	7
14.93	14.87	64.1	0.90	1.92	1.23	1.59	22
13.39	7.57	36.1	0.90	1.63	1.26	1.27	24
12.74	10.70	18.1	0.73	1.67	1.08	1.32	138
11.83	18.74	5.9	0.80	1.53	1.49	0.84	32

13.42	(7.00)	9.6	1.43	1.58	1.78	1.23	10
14.42	1.90	8.3	1.46	1.49	1.79	1.16	7
14.85	14.31	4.7	1.47	1.36	1.80	1.03	22
13.33	6.81	2.5	1.53	1.12	1.88	0.77	24
12.74	8.60	0.2	1.53	1.46	1.87	1.12	138

13.47	(6.92)	13.8	1.23	1.74	1.57	1.40	10
14.46	2.11	11.8	1.26	1.76	1.59	1.43	7
14.89	14.51	4.9	1.27	1.66	1.60	1.33	22
13.37	7.06	1.3	1.33	1.21	1.68	0.86	24
12.75	8.66	0.1	1.34	1.32	1.67	0.99	138

13.52	(6.76)	1.2	0.93	2.05	1.28	1.70	10
14.49	2.40	1.2	0.96	1.91	1.29	1.58	7
14.90	14.79	1.0	0.97	1.93	1.30	1.60	22
13.37	7.25	0.4	1.03	1.51	1.39	1.15	24
12.75	8.76	0.1	1.04	1.61	1.37	1.28	138

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2008 (h)	$15.28	$0.12	$(1.37)	$(1.25)	$—	$—	$—
Year ended 12/31/2007	15.82	0.26	(0.01)	0.25	(0.19)	(0.60)	(0.79)
Period ended 12/31/2006 (i)	14.97	0.24	1.03	1.27	(0.19)	(0.23)	(0.42)
Class B Shares
Six months ended 06/30/2008 (h)	15.24	0.07	(1.36)	(1.29)	—	—	—
Year ended 12/31/2007	15.81	0.13	0.01	0.14	(0.11)	(0.60)	(0.71)
Period ended 12/31/2006 (i)	14.97	0.17	1.06	1.23	(0.16)	(0.23)	(0.39)
Legacy Class A Shares
Six months ended 06/30/2008 (h)	15.27	0.11	(1.36)	(1.25)	—	—	—
Year ended 12/31/2007	15.78	0.21	0.05	0.26	(0.17)	(0.60)	(0.77)
Year ended 12/31/2006	13.87	0.19	2.10	2.29	(0.15)	(0.23)	(0.38)
Year ended 12/31/2005	13.12	0.14	0.88	1.02	(0.11)	(0.16)	(0.27)
Year ended 12/31/2004	12.11	0.13	1.19	1.32	(0.10)	(0.21)	(0.31)
Period ended 12/31/2003 (j)	10.00	0.06	2.08	2.14	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2008 (h)	15.23	0.08	(1.35)	(1.27)	—	—	—
Year ended 12/31/2007	15.74	0.15	0.04	0.19	(0.10)	(0.60)	(0.70)
Year ended 12/31/2006	13.84	0.13	2.09	2.22	(0.09)	(0.23)	(0.32)
Year ended 12/31/2005	13.09	0.08	0.90	0.98	(0.07)	(0.16)	(0.23)
Year ended 12/31/2004	12.09	0.08	1.19	1.27	(0.06)	(0.21)	(0.27)
Period ended 12/31/2003 (j)	10.00	0.03	2.07	2.10	(0.01)	—	(0.01)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ and BGI’s expense credits and waivers, were 0.20% and 2.41%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ and BGI’s expense credits and waivers, were 0.54% and 2.07%, respectively, for the six months ended June 30, 2008.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

See accompanying notes to financial statements.

	Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (loss) (a) (e)	Expenses (e) (f)	Net investment income (loss) (e) (f)	Portfolio turnover rate (g)

$14.03	(8.25)%	$140.4	1.12%	1.64%	1.47%	1.29%	10%
15.28	1.57	122.9	1.15	1.58	1.48	1.25	8
15.82	8.47	34.6	1.16	2.36	1.47	2.05	29

13.95	(8.53)	16.1	1.82	0.95	2.17	0.60	10
15.24	0.85	13.7	1.85	0.81	2.18	0.48	8
15.81	8.18	4.8	1.86	1.64	2.17	1.33	29

14.02	(8.25)	196.0	1.12	1.53	1.47	1.18	10
15.27	1.60	216.5	1.14	1.29	1.48	0.95	8
15.78	16.46	199.9	1.16	1.28	1.50	0.94	29
13.87	7.71	116.9	1.21	1.04	1.62	0.63	38
13.12	10.86	53.7	1.22	1.06	1.67	0.61	147
12.11	21.37	12.3	1.30	0.86	2.38	(0.22)	29

13.96	(8.40)	51.1	1.52	1.14	1.87	0.79	10
15.23	1.20	55.5	1.54	0.89	1.88	0.55	8
15.74	16.01	51.8	1.56	0.87	1.90	0.53	29
13.84	7.41	34.1	1.61	0.63	2.02	0.22	38
13.09	10.51	17.8	1.62	0.63	2.08	0.17	147
12.09	21.05	5.1	1.70	0.47	2.85	(0.68)	29

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Institutional Shares
Six months ended 06/30/2008 (i)	$15.34	$0.13	$(1.37)	$(1.24)	$—	$—	$—
Year ended 12/31/2007	15.85	0.26	0.04	0.30	(0.21)	(0.60)	(0.81)
Year ended 12/31/2006	13.94	0.24	2.08	2.32	(0.18)	(0.23)	(0.41)
Year ended 12/31/2005	13.16	0.18	0.90	1.08	(0.14)	(0.16)	(0.30)
Year ended 12/31/2004	12.13	0.19	1.19	1.38	(0.14)	(0.21)	(0.35)
Period ended 12/31/2003 (j)	10.00	0.09	2.08	2.17	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2008 (i)	15.22	0.09	(1.36)	(1.27)	—	—	—
Year ended 12/31/2007	15.75	0.18	0.03	0.21	(0.14)	(0.60)	(0.74)
Year ended 12/31/2006	13.87	0.16	2.07	2.23	(0.12)	(0.23)	(0.35)
Year ended 12/31/2005	13.15	0.12	0.86	0.98	(0.10)	(0.16)	(0.26)
Period ended 12/31/2004 (k)	12.30	0.05	1.13	1.18	(0.12)	(0.21)	(0.33)
Class R-2 Shares
Six months ended 06/30/2008 (i)	15.28	0.11	(1.37)	(1.26)	—	—	—
Year ended 12/31/2007	15.81	0.22	0.02	0.24	(0.17)	(0.60)	(0.77)
Year ended 12/31/2006	13.92	0.21	2.06	2.27	(0.15)	(0.23)	(0.38)
Year ended 12/31/2005	13.16	0.12	0.89	1.01	(0.09)	(0.16)	(0.25)
Period ended 12/31/2004 (k)	12.30	0.05	1.13	1.18	(0.11)	(0.21)	(0.32)
Class R-3 Shares
Six months ended 06/30/2008 (i)	15.32	0.13	(1.37)	(1.24)	—	—	—
Year ended 12/31/2007	15.83	0.27	0.03	0.30	(0.21)	(0.60)	(0.81)
Year ended 12/31/2006	13.93	0.23	2.08	2.31	(0.18)	(0.23)	(0.41)
Year ended 12/31/2005	13.16	0.16	0.89	1.05	(0.12)	(0.16)	(0.28)
Period ended 12/31/2004 (k)	12.30	0.06	1.13	1.19	(0.12)	(0.21)	(0.33)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ and BGI’s expense credits and waivers, were 0.20% and 2.41%, respectively, for the six months ended June 30, 2008.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(g)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ and BGI’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ and BGI’s expense credits and waivers, were 0.54% and 2.07%, respectively, for the six months ended June 30, 2008.

(h)	Amount represents the portfolio turnover rate of the Master Portfolio.

(i)	Unaudited.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e) (f)	Net investment income (loss) (a) (e)	Expenses (e) (f) (g)	Net investment income (loss) (e) (g)	Portfolio turnover rate (h)

$14.10	(8.08)%	$85.4	0.87%	1.83%	1.22%	1.48%	10%
15.34	1.87	84.4	0.89	1.61	1.23	1.27	8
15.85	16.64	58.5	0.91	1.60	1.25	1.26	29
13.94	8.15	25.5	0.90	1.34	1.31	0.93	38
13.16	11.32	12.5	0.72	1.56	1.17	1.11	147
12.13	21.70	2.8	0.80	1.36	2.22	(0.06)	29

13.95	(8.41)	9.7	1.44	1.30	1.79	0.95	10
15.22	1.28	8.3	1.46	1.07	1.80	0.73	8
15.75	16.05	4.9	1.48	1.04	1.82	0.70	29
13.87	7.43	2.1	1.52	0.90	1.94	0.48	38
13.15	9.54	0.2	1.52	1.38	1.92	0.98	147

14.02	(8.31)	10.5	1.24	1.49	1.59	1.14	10
15.28	1.48	9.6	1.27	1.32	1.60	0.99	8
15.81	16.30	5.1	1.28	1.35	1.61	1.02	29
13.92	7.65	1.6	1.33	0.88	1.74	0.47	38
13.16	9.59	0.1	1.33	1.23	1.72	1.84	147

14.08	(8.16)	1.1	0.94	1.81	1.29	1.46	10
15.32	1.79	0.9	0.97	1.65	1.30	1.32	8
15.83	16.53(l)	0.5	0.98	1.55	1.32	1.21	29
13.93	7.96	0.2	1.03	1.20	1.44	0.79	38
13.16	9.69	0.1	1.03	1.54	1.42	1.15	147

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

(l)	Based upon net asset value of $15.83 as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $15.84, which caused the total return for the year ended December 31, 2006 to be equivalent to 16.60%.

See accompanying notes to financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (98.04%)

ADVERTISING (0.16%)
Interpublic Group of Companies Inc. (The) (a) (b)	104,483	$898,554
Omnicom Group Inc. (b)	71,227	3,196,668

		4,095,222

AEROSPACE & DEFENSE (2.19%)
Boeing Co. (The)	168,817	11,094,653
General Dynamics Corp.	89,324	7,521,081
Goodrich Corp.	27,774	1,318,154
L-3 Communications Holdings Inc. (b)	27,197	2,471,391
Lockheed Martin Corp.	76,132	7,511,183
Northrop Grumman Corp.	75,054	5,021,113
Raytheon Co. (b)	94,700	5,329,716
Rockwell Collins Inc. (b)	36,094	1,731,068
United Technologies Corp.	217,940	13,446,898

		55,445,257

AGRICULTURE (2.33%)
Altria Group Inc.	468,172	9,625,616
Archer-Daniels-Midland Co.	142,942	4,824,293
Lorillard Inc. (a)	38,588	2,668,746
Monsanto Co.	121,679	15,385,093
Philip Morris International Inc.	468,108	23,119,854
Reynolds American Inc.	37,996	1,773,273
UST Inc. (b)	33,229	1,814,636

		59,211,511

AIRLINES (0.08%)
Southwest Airlines Co. (b)	163,364	2,130,267

		2,130,267

APPAREL (0.40%)
Coach Inc. (a) (b)	78,196	2,258,300
Jones Apparel Group Inc. (b)	19,370	266,337
Liz Claiborne Inc. (b)	21,450	303,517
Nike Inc. Class B	85,041	5,069,294
Polo Ralph Lauren Corp. (b)	13,109	822,983
VF Corp. (b)	19,506	1,388,437

		10,108,868

AUTO MANUFACTURERS (0.28%)
Ford Motor Co. (a) (b)	490,340	2,358,535
General Motors Corp. (b)	125,747	1,446,090
PACCAR Inc. (b)	81,451	3,407,095

		7,211,720

AUTO PARTS & EQUIPMENT (0.19%)
Goodyear Tire & Rubber Co. (The) (a)	53,236	949,198
Johnson Controls Inc. (b)	131,895	3,782,749

		4,731,947

Security	Shares	Value

COMMON STOCKS (Cont.)

BANKS (3.88%)
Bank of America Corp.	1,014,563	$24,217,619
Bank of New York Mellon Corp. (The)	253,449	9,587,976
BB&T Corp. (b)	121,344	2,763,003
Comerica Inc. (b)	33,327	854,171
Discover Financial Services LLC	105,989	1,395,875
Fifth Third Bancorp	118,419	1,205,505
First Horizon National Corp.	27,800	206,554
Huntington Bancshares Inc. (b)	81,116	468,039
KeyCorp	89,010	977,330
M&T Bank Corp. (b)	17,097	1,206,022
Marshall & Ilsley Corp. (b)	58,280	893,432
National City Corp. (b)	140,842	671,816
Northern Trust Corp.	42,643	2,924,031
PNC Financial Services Group Inc. (The)	75,694	4,322,127
Regions Financial Corp. (b)	154,125	1,681,504
State Street Corp.	93,927	6,010,389
SunTrust Banks Inc. (b)	77,935	2,822,806
U.S. Bancorp (b)	384,093	10,712,354
Wachovia Corp. (b)	472,498	7,337,894
Wells Fargo & Co. (b)	732,009	17,385,214
Zions Bancorporation (b)	23,844	750,848

		98,394,509

BEVERAGES (2.42%)
Anheuser-Busch Companies Inc.	158,811	9,865,339
Brown-Forman Corp. Class B (b)	18,758	1,417,542
Coca-Cola Co. (The)	443,760	23,066,645
Coca-Cola Enterprises Inc.	64,581	1,117,251
Constellation Brands Inc. Class A (a) (b)	43,465	863,215
Molson Coors Brewing Co. Class B	30,580	1,661,411
Pepsi Bottling Group Inc.	30,535	852,537
PepsiCo Inc.	354,818	22,562,877

		61,406,817

BIOTECHNOLOGY (1.04%)
Amgen Inc. (a)	241,519	11,390,036
Biogen Idec Inc. (a)	66,143	3,696,732
Celgene Corp. (a) (b)	96,630	6,171,758
Genzyme Corp. (a) (b)	59,452	4,281,733
Millipore Corp. (a) (b)	12,251	831,353

		26,371,612

BUILDING MATERIALS (0.05%)
Masco Corp. (b)	81,101	1,275,719

		1,275,719

CHEMICALS (1.49%)
Air Products and Chemicals Inc. (b)	47,634	4,709,097
Ashland Inc.	12,475	601,295

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

CHEMICALS (Cont.)
Dow Chemical Co. (The)	208,662	$7,284,390
E.I. du Pont de Nemours and Co. (b)	199,714	8,565,733
Eastman Chemical Co. (b)	17,744	1,221,852
Ecolab Inc. (b)	38,979	1,675,707
Hercules Inc. (b)	25,729	435,592
International Flavors & Fragrances Inc. (b)	18,006	703,314
PPG Industries Inc. (b)	36,409	2,088,784
Praxair Inc. (b)	69,571	6,556,371
Rohm and Haas Co. (b)	27,878	1,294,654
Sherwin-Williams Co. (The) (b)	22,673	1,041,371
Sigma-Aldrich Corp. (b)	28,769	1,549,498

		37,727,658

COAL (0.45%)
CONSOL Energy Inc.	40,543	4,555,817
Massey Energy Co.	17,916	1,679,625
Peabody Energy Corp. (b)	60,200	5,300,610

		11,536,052

COMMERCIAL SERVICES (0.65%)
Apollo Group Inc. Class A (a)	30,439	1,347,230
Convergys Corp. (a)	28,872	429,038
Equifax Inc. (b)	28,848	969,870
H&R Block Inc.	72,307	1,547,370
McKesson Corp.	63,825	3,568,456
Monster Worldwide Inc. (a) (b)	27,478	566,322
Moody’s Corp. (b)	45,729	1,574,907
R.R. Donnelley & Sons Co.	47,709	1,416,480
Robert Half International Inc. (b)	35,459	849,952
Western Union Co.	166,533	4,116,696

		16,386,321

COMPUTERS (4.89%)
Affiliated Computer Services Inc. Class A (a)	21,353	1,142,172
Apple Inc. (a)	195,131	32,672,735
Cognizant Technology Solutions Corp. (a) (b)	64,086	2,083,436
Computer Sciences Corp. (a) (b)	35,856	1,679,495
Dell Inc. (a)	453,514	9,922,886
Electronic Data Systems Corp.	112,821	2,779,909
EMC Corp. (a) (b)	466,487	6,852,694
Hewlett-Packard Co.	547,370	24,199,228
International Business Machines Corp.	306,643	36,346,395
Lexmark International Inc. Class A (a) (b)	21,396	715,268
NetApp Inc. (a) (b)	76,368	1,654,131
SanDisk Corp. (a) (b)	50,682	947,753
Sun Microsystems Inc. (a)	176,195	1,917,002

Security	Shares	Value

COMMON STOCKS (Cont.)

COMPUTERS (Cont.)
Teradata Corp. (a)	40,109	$928,122
Unisys Corp. (a)	75,179	296,957

		124,138,183

COSMETICS & PERSONAL CARE (2.11%)
Avon Products Inc. (b)	94,810	3,415,056
Colgate-Palmolive Co.	113,218	7,823,364
Estee Lauder Companies Inc. (The) Class A (b)	25,389	1,179,319
Procter & Gamble Co. (The)	675,928	41,103,182

		53,520,921

DISTRIBUTION & WHOLESALE (0.11%)
Genuine Parts Co.	36,756	1,458,478
W.W. Grainger Inc.	14,928	1,221,110

		2,679,588

DIVERSIFIED FINANCIAL SERVICES (5.03%)
American Express Co.	256,715	9,670,454
Ameriprise Financial Inc.	50,440	2,051,395
Capital One Financial Corp. (b)	82,857	3,149,395
Charles Schwab Corp. (The)	208,561	4,283,843
CIT Group Inc.	42,384	288,635
Citigroup Inc.	1,200,287	20,116,810
CME Group Inc. (b)	11,844	4,538,502
E*TRADE Financial Corp. (a) (b)	105,624	331,659
Federal Home Loan Mortgage Corp.	143,530	2,353,892
Federal National Mortgage Association	235,484	4,594,293
Federated Investors Inc. Class B	18,897	650,435
Franklin Resources Inc. (b)	34,938	3,202,068
Goldman Sachs Group Inc. (The) (b)	87,733	15,344,502
IntercontinentalExchange Inc. (a)	15,665	1,785,810
Janus Capital Group Inc. (b)	32,881	870,360
JPMorgan Chase & Co.	762,542	26,162,816
Legg Mason Inc. (b)	29,977	1,306,098
Lehman Brothers Holdings Inc.	149,490	2,961,397
Merrill Lynch & Co. Inc.	215,749	6,841,401
Morgan Stanley	245,284	8,847,394
NYSE Euronext Inc.	58,871	2,982,405
SLM Corp. (a)	103,693	2,006,460
T. Rowe Price Group Inc. (b)	58,599	3,309,086

		127,649,110

ELECTRIC (3.60%)
AES Corp. (The) (a)	148,709	2,856,700
Allegheny Energy Inc.	37,035	1,855,824
Ameren Corp. (b)	46,395	1,959,261
American Electric Power Co. Inc.	88,957	3,578,740

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

ELECTRIC (Cont.)
CenterPoint Energy Inc.	72,998	$1,171,618
CMS Energy Corp. (b)	49,800	742,020
Consolidated Edison Inc. (b)	60,478	2,364,085
Constellation Energy Group Inc.	39,530	3,245,413
Dominion Resources Inc. (b)	127,674	6,063,238
DTE Energy Co. (b)	36,295	1,540,360
Duke Energy Corp. (b)	280,502	4,875,125
Dynegy Inc. Class A (a)	110,140	941,697
Edison International	72,380	3,718,884
Entergy Corp.	42,463	5,115,942
Exelon Corp.	146,825	13,208,377
FirstEnergy Corp.	67,708	5,574,400
FPL Group Inc.	90,476	5,933,416
Integrys Energy Group Inc.	16,933	860,704
Pepco Holdings Inc.	44,500	1,141,425
PG&E Corp.	79,043	3,137,217
Pinnacle West Capital Corp. (b)	22,223	683,802
PPL Corp.	82,940	4,335,274
Progress Energy Inc. (b)	57,803	2,417,899
Public Service Enterprise Group Inc.	112,938	5,187,242
Southern Co. (The) (b)	169,841	5,930,848
TECO Energy Inc. (b)	46,582	1,001,047
Xcel Energy Inc. (b)	95,767	1,922,044

		91,362,602

ELECTRICAL COMPONENTS & EQUIPMENT (0.37%)
Emerson Electric Co.	174,814	8,644,552
Molex Inc. (b)	31,316	764,424

		9,408,976

ELECTRONICS (0.63%)
Agilent Technologies Inc. (a)	81,109	2,882,614
Applied Biosystems Group	37,231	1,246,494
Jabil Circuit Inc.	46,308	759,914
PerkinElmer Inc.	25,769	717,667
Thermo Fisher Scientific Inc. (a) (b)	92,975	5,181,497
Tyco Electronics Ltd.	108,272	3,878,303
Waters Corp. (a)	22,232	1,433,964

		16,100,453

ENGINEERING & CONSTRUCTION (0.23%)
Fluor Corp.	19,682	3,662,427
Jacobs Engineering Group Inc. (a) (b)	26,966	2,176,156

		5,838,583

ENTERTAINMENT (0.07%)
International Game Technology Inc.	69,514	1,736,460

		1,736,460

ENVIRONMENTAL CONTROL (0.20%)
Allied Waste Industries Inc. (a)	73,709	930,208
Waste Management Inc.	110,038	4,149,533

		5,079,741

Security	Shares	Value

COMMON STOCKS (Cont.)

FOOD (1.83%)
Campbell Soup Co. (b)	48,669	$1,628,465
ConAgra Foods Inc. (b)	108,354	2,089,065
Dean Foods Co. (a) (b)	32,930	646,087
General Mills Inc.	74,804	4,545,839
H.J. Heinz Co.	70,016	3,350,266
Hershey Co. (The) (b)	37,408	1,226,234
Kellogg Co. (b)	57,903	2,780,502
Kraft Foods Inc.	340,485	9,686,798
Kroger Co. (The) (b)	149,435	4,314,188
McCormick & Co. Inc. NVS (b)	28,442	1,014,242
Safeway Inc.	97,806	2,792,361
Sara Lee Corp.	158,290	1,939,052
SUPERVALU Inc. (b)	46,943	1,450,069
Sysco Corp. (b)	134,081	3,688,568
Tyson Foods Inc. Class A	60,753	907,650
Whole Foods Market Inc. (b)	31,059	735,788
Wm. Wrigley Jr. Co.	48,083	3,739,896

		46,535,070

FOREST PRODUCTS & PAPER (0.28%)
International Paper Co. (b)	94,911	2,211,426
MeadWestvaco Corp.	38,694	922,465
Plum Creek Timber Co. Inc. (b)	38,264	1,634,255
Weyerhaeuser Co. (b)	46,563	2,381,232

		7,149,378

GAS (0.19%)
Nicor Inc. (b)	9,693	412,825
NiSource Inc.	60,778	1,089,142
Sempra Energy (b)	57,610	3,252,084

		4,754,051

HAND & MACHINE TOOLS (0.09%)
Black & Decker Corp. (The) (b)	13,564	780,066
Snap-On Inc. (b)	13,001	676,182
Stanley Works (The)	17,429	781,342

		2,237,590

HEALTH CARE-PRODUCTS (3.64%)
Baxter International Inc.	140,888	9,008,379
Becton, Dickinson and Co.	54,212	4,407,436
Boston Scientific Corp. (a)	298,365	3,666,906
C.R. Bard Inc. (b)	22,302	1,961,461
Covidien Ltd.	110,776	5,305,063
Intuitive Surgical Inc. (a) (b)	8,585	2,312,799
Johnson & Johnson	628,898	40,463,297
Medtronic Inc. (b)	249,371	12,904,949
Patterson Companies Inc. (a)	28,790	846,138
St. Jude Medical Inc. (a)	76,436	3,124,704
Stryker Corp. (b)	52,985	3,331,697
Varian Medical Systems Inc. (a) (b)	27,773	1,440,030
Zimmer Holdings Inc. (a)	51,804	3,525,262

		92,298,121

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

HEALTH CARE-SERVICES (0.95%)
Aetna Inc.	110,302	$4,470,540
Coventry Health Care Inc. (a)	34,401	1,046,478
Humana Inc. (a)	37,768	1,502,033
Laboratory Corp. of America Holdings (a) (b)	24,566	1,710,531
Quest Diagnostics Inc. (b)	34,963	1,694,657
Tenet Healthcare Corp. (a) (b)	104,381	580,358
UnitedHealth Group Inc.	277,062	7,272,877
WellPoint Inc. (a)	119,358	5,688,602

		23,966,076

HOLDING COMPANIES-DIVERSIFIED (0.07%)
Leucadia National Corp.	37,600	1,764,944

		1,764,944

HOME BUILDERS (0.08%)
Centex Corp. (b)	26,832	358,744
D.R. Horton Inc. (b)	61,285	664,942
KB Home (b)	17,404	294,650
Lennar Corp. Class A (b)	30,690	378,715
Pulte Homes Inc. (b)	46,744	450,145

		2,147,196

HOME FURNISHINGS (0.06%)
Harman International Industries Inc. (b)	13,430	555,868
Whirlpool Corp. (b)	16,811	1,037,743

		1,593,611

HOUSEHOLD PRODUCTS & WARES (0.41%)
Avery Dennison Corp. (b)	23,652	1,039,032
Clorox Co. (The)	30,871	1,611,466
Fortune Brands Inc. (b)	34,076	2,126,683
Kimberly-Clark Corp.	93,340	5,579,865

		10,357,046

HOUSEWARES (0.04%)
Newell Rubbermaid Inc.	62,010	1,041,148

		1,041,148

INSURANCE (3.56%)
ACE Ltd.	73,279	4,036,940
Aflac Inc.	105,437	6,621,444
Allstate Corp. (The)	124,467	5,674,451
American International Group Inc.	598,024	15,823,715
Aon Corp. (b)	67,882	3,118,499
Assurant Inc.	21,114	1,392,679
Chubb Corp.	82,245	4,030,827
CIGNA Corp. (b)	62,243	2,202,780
Cincinnati Financial Corp. (b)	36,878	936,701
Genworth Financial Inc. Class A	96,163	1,712,663

Security	Shares	Value

COMMON STOCKS (Cont.)

INSURANCE (Cont.)
Hartford Financial Services Group Inc. (The ) (b)	69,748	$4,503,628
Lincoln National Corp.	58,782	2,664,000
Loews Corp.	80,326	3,767,289
Marsh & McLennan Companies Inc.	115,763	3,073,508
MBIA Inc. (b)	45,402	199,315
MetLife Inc.	157,483	8,310,378
MGIC Investment Corp. (b)	26,907	164,402
Principal Financial Group Inc. (b)	57,404	2,409,246
Progressive Corp. (The)	150,728	2,821,628
Prudential Financial Inc.	98,687	5,895,561
Safeco Corp.	19,961	1,340,581
Torchmark Corp.	20,323	1,191,944
Travelers Companies Inc. (The)	137,089	5,949,663
Unum Group (b)	77,128	1,577,268
XL Capital Ltd. Class A (b)	39,666	815,533

		90,234,643

INTERNET (2.10%)
Akamai Technologies Inc. (a) (b)	37,168	1,293,075
Amazon.com Inc. (a)	68,508	5,023,692
eBay Inc. (a)	247,728	6,770,406
Expedia Inc. (a)	46,389	852,630
Google Inc. Class A (a)	51,489	27,104,839
IAC/InterActiveCorp (a)	40,226	775,557
Symantec Corp. (a) (b)	188,029	3,638,361
VeriSign Inc. (a) (b)	43,289	1,636,324
Yahoo! Inc. (a)	296,955	6,135,090

		53,229,974

INVESTMENT COMPANIES (0.04%)
American Capital Strategies Ltd. (b)	43,378	1,031,095

		1,031,095

IRON & STEEL (0.52%)
AK Steel Holding Corp.	24,923	1,719,687
Allegheny Technologies Inc. (b)	22,387	1,327,101
Nucor Corp.	69,532	5,191,954
United States Steel Corp. (b)	26,167	4,835,138

		13,073,880

LEISURE TIME (0.20%)
Carnival Corp. (b)	96,977	3,196,362
Harley-Davidson Inc. (b)	53,009	1,922,106

		5,118,468

LODGING (0.16%)
Marriott International Inc. Class A (b)	66,886	1,755,089
Starwood Hotels & Resorts Worldwide Inc. (b)	41,852	1,677,010
Wyndham Worldwide Corp.	39,074	699,815

		4,131,914

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

MACHINERY (0.93%)
Caterpillar Inc. (b)	138,246	$10,205,320
Cummins Inc.	44,924	2,943,420
Deere & Co.	96,834	6,984,636
Manitowoc Co. Inc. (The) (b)	28,805	937,027
Rockwell Automation Inc. (b)	32,981	1,442,259
Terex Corp. (a)	22,591	1,160,500

		23,673,162

MANUFACTURING (4.38%)
Cooper Industries Ltd. (b)	39,184	1,547,768
Danaher Corp. (b)	56,564	4,372,397
Dover Corp. (b)	42,655	2,063,222
Eastman Kodak Co. (b)	63,900	922,077
Eaton Corp.	36,435	3,095,882
General Electric Co.	2,216,982	59,171,249
Honeywell International Inc.	165,301	8,311,334
Illinois Tool Works Inc. (b)	88,951	4,226,062
Ingersoll-Rand Co. Ltd. Class A (b)	69,494	2,601,160
ITT Industries Inc.	40,348	2,555,239
Leggett & Platt Inc. (b)	36,984	620,222
Pall Corp.	27,168	1,078,026
Parker Hannifin Corp. (b)	37,438	2,670,078
Textron Inc. (b)	55,251	2,648,180
3M Co.	157,139	10,935,303
Tyco International Ltd.	107,720	4,313,109

		111,131,308

MEDIA (2.63%)
CBS Corp. Class B (b)	151,241	2,947,687
Clear Channel Communications Inc.	110,605	3,893,296
Comcast Corp. Class A	664,730	12,609,928
DIRECTV Group Inc. (The) (a)	158,270	4,100,776
E.W. Scripps Co. (The) Class A	19,857	824,860
Gannett Co. Inc. (b)	50,714	1,098,972
McGraw-Hill Companies Inc. (The)	71,721	2,877,447
Meredith Corp. (b)	8,222	232,600
New York Times Co. (The) Class A (b)	31,693	487,755
News Corp. Class A	510,948	7,684,658
Time Warner Inc.	794,130	11,753,124
Viacom Inc. Class B (a)	142,351	4,347,400
Walt Disney Co. (The)	418,117	13,045,250
Washington Post Co. (The) Class B (b)	1,293	758,862

		66,662,615

METAL FABRICATE & HARDWARE (0.12%)
Precision Castparts Corp. (b)	30,865	2,974,460

		2,974,460

MINING (0.92%)
Alcoa Inc.	180,859	6,442,198
Freeport-McMoRan Copper & Gold Inc. (b)	84,999	9,961,033

Security	Shares	Value

COMMON STOCKS (Cont.)

MINING (Cont.)
Newmont Mining Corp. (b)	100,686	$5,251,782
Titanium Metals Corp. (b)	21,235	297,078
Vulcan Materials Co. (b)	24,092	1,440,220

		23,392,311

OFFICE & BUSINESS EQUIPMENT (0.17%)
Pitney Bowes Inc.	46,932	1,600,381
Xerox Corp.	203,892	2,764,776

		4,365,157

OIL & GAS (12.20%)
Anadarko Petroleum Corp.	103,948	7,779,468
Apache Corp.	73,945	10,278,355
Cabot Oil & Gas Corp.	21,761	1,473,873
Chesapeake Energy Corp. (b)	106,821	7,045,913
Chevron Corp.	461,065	45,705,373
ConocoPhillips	344,538	32,520,942
Devon Energy Corp.	98,680	11,857,389
ENSCO International Inc.	31,906	2,576,090
EOG Resources Inc.	54,860	7,197,632
Exxon Mobil Corp.	1,177,354	103,760,208
Hess Corp.	61,943	7,816,587
Marathon Oil Corp.	157,446	8,166,724
Murphy Oil Corp. (b)	42,149	4,132,709
Nabors Industries Ltd. (a)	62,372	3,070,574
Noble Corp.	59,681	3,876,878
Noble Energy Inc.	38,174	3,838,777
Occidental Petroleum Corp.	182,644	16,412,390
Range Resources Corp.	33,157	2,173,110
Rowan Companies Inc. (b)	24,646	1,152,200
Southwestern Energy Co. (a)	75,821	3,609,838
Sunoco Inc. (b)	26,306	1,070,391
Tesoro Corp.	30,403	601,067
Transocean Inc. (a)	70,560	10,752,638
Valero Energy Corp.	118,746	4,889,960
XTO Energy Inc. (b)	113,335	7,764,581

		309,523,667

OIL & GAS SERVICES (2.72%)
Baker Hughes Inc.	68,717	6,001,743
BJ Services Co. (b)	65,118	2,079,869
Cameron International Corp. (a) (b)	48,512	2,685,139
Halliburton Co.	195,454	10,372,744
National Oilwell Varco Inc. (a)	91,772	8,142,012
Schlumberger Ltd.	265,926	28,568,430
Smith International Inc. (b)	44,613	3,709,125
Weatherford International Ltd. (a)	150,676	7,472,023

		69,031,085

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

PACKAGING & CONTAINERS (0.11%)
Ball Corp.	21,702	$1,036,053
Bemis Co. Inc. (b)	21,997	493,173
Pactiv Corp. (a) (b)	29,266	621,317
Sealed Air Corp. (b)	35,723	679,094

		2,829,637

PHARMACEUTICALS (5.48%)
Abbott Laboratories	343,211	18,179,887
Allergan Inc.	67,962	3,537,422
AmerisourceBergen Corp. (b)	36,160	1,446,038
Barr Pharmaceuticals Inc. (a) (b)	23,898	1,077,322
Bristol-Myers Squibb Co.	439,550	9,023,961
Cardinal Health Inc. (b)	79,211	4,085,703
Eli Lilly and Co.	219,657	10,139,367
Express Scripts Inc. (a) (b)	56,160	3,522,355
Forest Laboratories Inc. (a)	69,198	2,403,939
Gilead Sciences Inc. (a) (b)	206,262	10,921,573
Hospira Inc. (a)	35,553	1,426,031
King Pharmaceuticals Inc. (a)	53,838	563,684
Medco Health Solutions Inc. (a)	115,318	5,443,010
Merck & Co. Inc.	480,776	18,120,447
Mylan Inc. (a) (b)	66,943	808,002
Pfizer Inc.	1,501,124	26,224,636
Schering-Plough Corp.	359,998	7,088,361
Watson Pharmaceuticals Inc. (a) (b)	22,859	621,079
Wyeth	297,096	14,248,724

		138,881,541

PIPELINES (0.61%)
El Paso Corp. (b)	155,708	3,385,092
Questar Corp.	38,401	2,728,007
Spectra Energy Corp.	140,521	4,038,574
Williams Companies Inc. (The)	129,945	5,238,083

		15,389,756

REAL ESTATE (0.03%)
CB Richard Ellis Group Inc. Class A (a) (b)	38,689	742,829

		742,829

REAL ESTATE INVESTMENT TRUSTS (1.08%)
Apartment Investment and Management Co. Class A (b)	20,430	695,846
AvalonBay Communities Inc. (b)	17,085	1,523,299
Boston Properties Inc. (b)	26,540	2,394,439
Developers Diversified Realty Corp.	26,581	922,627
Equity Residential	59,923	2,293,253
General Growth Properties Inc. (b)	59,284	2,076,719
HCP Inc.	49,157	1,563,684
Host Hotels & Resorts Inc. (b)	116,166	1,585,666
Kimco Realty Corp. (b)	56,200	1,940,024
ProLogis (b)	57,364	3,117,733

Security	Shares	Value

COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (Cont.)
Public Storage (b)	27,667	$2,235,217
Simon Property Group Inc.	49,543	4,453,420
Vornado Realty Trust	29,990	2,639,120

		27,441,047

RETAIL (5.22%)
Abercrombie & Fitch Co. Class A (b)	19,108	1,197,689
AutoNation Inc. (a) (b)	30,092	301,522
AutoZone Inc. (a)	9,564	1,157,340
Bed Bath & Beyond Inc. (a) (b)	58,234	1,636,375
Best Buy Co. Inc.	78,282	3,099,967
Big Lots Inc. (a) (b)	18,145	566,850
Costco Wholesale Corp.	96,555	6,772,368
CVS Caremark Corp.	317,947	12,581,163
Darden Restaurants Inc. (b)	31,654	1,011,029
Dillard’s Inc. Class A (b)	12,440	143,931
Family Dollar Stores Inc.	31,470	627,512
GameStop Corp. Class A (a)	35,865	1,448,946
Gap Inc. (The)	101,095	1,685,254
Home Depot Inc.	374,756	8,776,786
J.C. Penney Co. Inc. (b)	49,285	1,788,553
Kohl’s Corp. (a) (b)	69,693	2,790,508
Limited Brands Inc. (b)	69,122	1,164,706
Lowe’s Companies Inc.	324,814	6,739,890
Macy’s Inc.	96,232	1,868,825
McDonald’s Corp.	254,299	14,296,690
Nordstrom Inc.	39,813	1,206,334
Office Depot Inc. (a)	60,361	660,349
RadioShack Corp.	29,264	359,069
Sears Holdings Corp. (a) (b)	16,224	1,195,060
Staples Inc.	155,730	3,698,588
Starbucks Corp. (a)	162,292	2,554,476
Target Corp. (b)	175,568	8,162,156
Tiffany & Co. (b)	28,246	1,151,024
TJX Companies Inc. (The)	97,100	3,055,737
Walgreen Co. (b)	220,164	7,157,532
Wal-Mart Stores Inc.	519,912	29,219,054
Wendy’s International Inc.	19,489	530,491
Yum! Brands Inc. (b)	105,627	3,706,451

		132,312,225

SAVINGS & LOANS (0.15%)
Hudson City Bancorp Inc.	115,223	1,921,920
Sovereign Bancorp Inc.	82,617	608,061
Washington Mutual Inc. (b)	235,178	1,159,428

		3,689,409

SEMICONDUCTORS (2.54%)
Advanced Micro Devices Inc. (a) (b)	133,658	779,226
Altera Corp.	68,333	1,414,493
Analog Devices Inc.	65,327	2,075,439
Applied Materials Inc. (b)	300,639	5,739,199

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

SEMICONDUCTORS (Cont.)
Broadcom Corp. Class A (a)	103,865	$2,834,476
Intel Corp.	1,280,150	27,497,622
KLA-Tencor Corp. (b)	37,809	1,539,204
Linear Technology Corp. (b)	49,122	1,599,904
LSI Corp. (a)	147,109	903,249
MEMC Electronic Materials Inc. (a)	50,746	3,122,909
Microchip Technology Inc. (b)	41,984	1,282,191
Micron Technology Inc. (a)	168,598	1,011,588
National Semiconductor Corp.	50,481	1,036,880
Novellus Systems Inc. (a) (b)	22,742	481,903
NVIDIA Corp. (a)	123,443	2,310,853
QLogic Corp. (a)	30,539	445,564
Teradyne Inc. (a)	38,831	429,859
Texas Instruments Inc.	294,531	8,293,993
Xilinx Inc. (b)	63,657	1,607,339

		64,405,891

SOFTWARE (3.82%)
Adobe Systems Inc. (a)	118,126	4,652,983
Autodesk Inc. (a)	51,322	1,735,197
Automatic Data Processing Inc.	116,114	4,865,177
BMC Software Inc. (a) (b)	42,717	1,537,812
CA Inc.	87,099	2,011,116
Citrix Systems Inc. (a) (b)	41,209	1,211,957
Compuware Corp. (a)	60,599	578,114
Electronic Arts Inc. (a)	70,377	3,126,850
Fidelity National Information Services Inc.	38,036	1,403,909
Fiserv Inc. (a) (b)	36,549	1,658,228
IMS Health Inc.	40,768	949,894
Intuit Inc. (a)	72,845	2,008,337
Microsoft Corp.	1,777,043	48,886,453
Novell Inc. (a)	78,525	462,512
Oracle Corp. (a)	878,190	18,441,990
Paychex Inc.	71,930	2,249,970
Total System Services Inc.	43,963	976,858

		96,757,357

TELECOMMUNICATIONS (5.73%)
American Tower Corp. Class A (a) (b)	89,910	3,798,698
AT&T Inc.	1,325,634	44,660,609
CenturyTel Inc. (b)	23,747	845,156
Ciena Corp. (a) (b)	19,409	449,707
Cisco Systems Inc. (a)	1,319,401	30,689,267
Citizens Communications Co. (b)	73,277	830,961
Corning Inc.	349,622	8,058,787
Embarq Corp.	34,025	1,608,362
JDS Uniphase Corp. (a)	50,359	572,078
Juniper Networks Inc. (a)	116,330	2,580,199
Motorola Inc. (b)	500,849	3,676,232

Security	Shares	Value

COMMON STOCKS (Cont.)

TELECOMMUNICATIONS (Cont.)
QUALCOMM Inc.	357,993	$15,884,149
Qwest Communications International Inc. (b)	341,858	1,343,502
Sprint Nextel Corp.	632,756	6,011,182
Tellabs Inc. (a)	92,277	429,088
Verizon Communications Inc.	637,441	22,565,411
Windstream Corp.	100,975	1,246,032

		145,249,420

TEXTILES (0.03%)
Cintas Corp.	29,056	770,275

		770,275

TOYS, GAMES & HOBBIES (0.10%)
Hasbro Inc. (b)	31,727	1,133,288
Mattel Inc.	80,023	1,369,994

		2,503,282

TRANSPORTATION (2.00%)
Burlington Northern Santa Fe Corp. (b)	65,730	6,565,770
C.H. Robinson Worldwide Inc. (b)	37,931	2,080,136
CSX Corp.	89,586	5,626,897
Expeditors International Washington Inc. (b)	47,373	2,037,039
FedEx Corp.	68,731	5,415,315
Norfolk Southern Corp.	83,586	5,238,335
Ryder System Inc. (b)	12,849	885,039
Union Pacific Corp.	115,786	8,741,843
United Parcel Service Inc. Class B	228,990	14,076,015

		50,666,389

TOTAL COMMON STOCKS
(Cost: $2,364,157,359)		2,486,605,125

SHORT-TERM INVESTMENTS (16.32%)

MONEY MARKET FUNDS (16.20%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58% (c) (d)	45,092,872	45,092,872
BGI Cash Premier Fund LLC
2.63% (c) (d) (e)	365,907,522	365,907,522

		411,000,394

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares or Principal	Value

U.S. TREASURY OBLIGATIONS (0.12%)
U.S. Treasury Bill
1.68%, 09/25/08 (f) (g)	$3,050,000	$3,037,431

		3,037,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $414,037,405)		414,037,825

TOTAL INVESTMENTS IN SECURITIES (114.36%)
(Cost: $2,778,194,764)		2,900,642,950

SHORT POSITIONS (h) – (0.00)%

COMMON STOCKS – (0.00)%
E. W. Scripps Co. (The) Class A when issued	(19,857)	(60,961)

		(60,961)

TOTAL SHORT POSITIONS
(Proceeds: $60,913)		(60,961)

OTHER ASSETS, LESS LIABILITIES – (14.36)%		(364,236,164)

NET ASSETS – 100.00%		$2,536,345,825

NVS Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(h)	See Note 1.

As of June 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized depreciation

S&P 500 Index (September 2008)	767	$49,130,185	$(2,791,055)

			$(2,791,055)

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (71.02%)
Active Stock Master Portfolio (a)		$52,808,188
CoreAlpha Bond Master Portfolio (a)		167,433,063

TOTAL MASTER PORTFOLIOS		220,241,251

EXCHANGE-TRADED FUNDS (29.02%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	44,720	3,360,261
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (a)	128,768	4,817,211
iShares Lehman TIPS Bond Fund (a) (b)	264,363	28,511,549
iShares MSCI Canada Index Fund (a) (b)	76,142	2,530,960
iShares MSCI EAFE Index Fund (a)	341,628	23,469,844
iShares MSCI EAFE Small Cap Index Fund (a)	56,267	2,474,904
iShares MSCI Emerging Markets Index Fund (a) (b)	50,129	6,796,490
iShares S&P MidCap 400 Index Fund (a) (b)	149,778	12,206,907
iShares S&P SmallCap 600 Index Fund (a) (b)	97,224	5,849,968

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $83,837,951)		90,018,094

SHORT-TERM INVESTMENTS (6.28%)

MONEY MARKET FUNDS (6.28%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58% (a) (c)	1,231,907	1,231,907
BGI Cash Premier Fund LLC 2.63% (a) (c) (d)	18,235,710	18,235,710

		19,467,617

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,467,617)		19,467,617

TOTAL INVESTMENTS (106.32%)		329,726,962

OTHER ASSETS, LESS LIABILITIES (-6.32)		(19,611,206)

NET ASSETS (100.00%)		$310,115,756

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (69.41%)
Active Stock Master Portfolio (a)		$172,874,678
CoreAlpha Bond Master Portfolio (a)		434,427,778

TOTAL MASTER PORTFOLIOS		607,302,456

EXCHANGE-TRADED FUNDS (30.20%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	142,509	10,708,126
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (a)	371,396	13,893,924
iShares Lehman TIPS Bond Fund (a) (b)	684,909	73,867,436
iShares MSCI Canada Index Fund (a) (b)	234,240	7,786,138
iShares MSCI EAFE Index Fund (a) (b)	1,059,215	72,768,070
iShares MSCI EAFE Small Cap Index Fund (a)	162,754	7,158,735
iShares MSCI Emerging Markets Index Fund (a) (b)	162,282	22,002,194
iShares S&P MidCap 400 Index Fund (a) (b)	465,973	37,976,799
iShares S&P SmallCap 600 Index Fund (a) (b)	299,894	18,044,622

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $243,760,876)		264,206,044

SHORT-TERM INVESTMENTS (6.63%)

MONEY MARKET FUNDS (6.63%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58% (a) (c)	3,317,714	3,317,714
BGI Cash Premier Fund LLC
2.63% (a) (c) (d)	54,730,250	54,730,250

		58,047,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,047,964)		58,047,964

TOTAL INVESTMENTS (106.24%)		929,556,464

OTHER ASSETS, LESS LIABILITIES (-6.24%)		(54,628,744)

NET ASSETS (100.00%)		$874,927,720

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (63.30%)
Active Stock Master Portfolio (a)		$491,737,214
CoreAlpha Bond Master Portfolio (a)		518,526,073

TOTAL MASTER PORTFOLIOS		1,010,263,287

EXCHANGE-TRADED FUNDS (36.38%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	352,456	26,483,544
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (a)	1,075,208	40,223,531
iShares Lehman TIPS Bond Fund (a) (b)	782,848	84,430,157
iShares MSCI Canada Index Fund (a) (b)	649,891	21,602,377
iShares MSCI EAFE Index Fund (a)	2,789,528	191,640,574
iShares MSCI EAFE Small Cap Index Fund (a)	445,933	19,614,363
iShares MSCI Emerging Markets Index Fund (a) (b)	431,704	58,530,428
iShares S&P MidCap 400 Index Fund (a)	1,155,211	94,149,696
iShares S&P SmallCap 600 Index Fund (a) (b)	732,429	44,070,253

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $529,817,004)		580,744,923

SHORT-TERM INVESTMENTS (8.85%)

MONEY MARKET FUNDS (8.85%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58% (a) (c)	7,311,591	7,311,591
BGI Cash Premier Fund LLC
2.63% (a) (c) (d)	133,991,671	133,991,671

		141,303,262

TOTAL SHORT-TERM INVESTMENTS
(Cost: $141,303,262)		141,303,262

TOTAL INVESTMENTS (108.53%)		1,732,311,472

OTHER ASSETS, LESS LIABILITIES (-8.53%)		(136,213,179)

NET ASSETS (100.00%)		$1,596,098,293

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (58.82%)
Active Stock Master Portfolio (a)		$485,998,312
CoreAlpha Bond Master Portfolio (a)		245,892,939

TOTAL MASTER PORTFOLIOS		731,891,251

EXCHANGE-TRADED FUNDS (40.86%)
iShares Cohen & Steers Realty Majors Index Fund (a)	336,629	25,294,303
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (a)	1,111,478	41,580,392
iShares Lehman TIPS Bond Fund (a) (b)	332,315	35,840,173
iShares MSCI Canada Index Fund (a) (b)	606,128	20,147,695
iShares MSCI EAFE Index Fund (a) (b)	2,672,520	183,602,124
iShares MSCI EAFE Small Cap Index Fund (a)	451,060	19,839,874
iShares MSCI Emerging Markets Index Fund (a) (b)	410,575	55,665,758
iShares S&P MidCap 400 Index Fund (a) (b)	1,084,908	88,420,002
iShares S&P SmallCap 600 Index Fund (a) (b)	633,016	38,088,573

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $472,329,414)		508,478,894

SHORT-TERM INVESTMENTS (13.42%)

MONEY MARKET FUNDS (13.42%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58% (a) (c)	6,632,634	6,632,634
BGI Cash Premier Fund LLC
2.63% (a) (c) (d)	160,329,483	160,329,483

		166,962,117

TOTAL SHORT-TERM INVESTMENTS
(Cost: $166,962,117)		166,962,117

TOTAL INVESTMENTS (113.10%)		1,407,332,262

OTHER ASSETS, LESS LIABILITIES (-13.10%)		(163,049,083)

NET ASSETS (100.00%)		$1,244,283,179

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (55.90%)
Active Stock Master Portfolio (a)		$442,659,959
CoreAlpha Bond Master Portfolio (a)		95,166,138

TOTAL MASTER PORTFOLIOS		537,826,097

EXCHANGE-TRADED FUNDS (44.54%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	307,893	23,135,080
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (a)	982,710	36,763,181
iShares Lehman TIPS Bond Fund (a)	74,295	8,012,716
iShares MSCI Canada Index Fund (a) (b)	538,922	17,913,767
iShares MSCI EAFE Index Fund (a) (b)	2,391,686	164,308,828
iShares MSCI EAFE Small Cap Index Fund (a)	418,510	18,408,162
iShares MSCI Emerging Markets Index Fund (a) (b)	362,361	49,128,905
iShares S&P MidCap 400 Index Fund (a)	937,742	76,425,973
iShares S&P SmallCap 600 Index Fund (a) (b)	571,460	34,384,748

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $409,569,988)		428,481,360

SHORT-TERM INVESTMENTS (18.09%)

MONEY MARKET FUNDS (18.09%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58% (a) (c)	7,075,473	7,075,473
BGI Cash Premier Fund LLC
2.63% (a) (c) (d)	166,928,155	166,928,155

		174,003,628

TOTAL SHORT-TERM INVESTMENTS
(Cost: $174,003,628)		174,003,628

TOTAL INVESTMENTS (118.53%)		1,140,311,085

OTHER ASSETS, LESS LIABILITIES (-18.53%)		(178,290,902)

NET ASSETS (100.00%)		$962,020,183

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (97.92%)

AEROSPACE & DEFENSE (1.63%)
Boeing Co. (The)	79,270	$5,209,624
General Dynamics Corp.	103,805	8,740,381
Goodrich Corp.	35,135	1,667,507
Northrop Grumman Corp. (a)	167,924	11,234,116

		26,851,628

AGRICULTURE (2.94%)
Altria Group Inc.	434,770	8,938,871
Monsanto Co. (a)	127,790	16,157,768
Philip Morris International Inc.	473,395	23,380,979

		48,477,618

AIRLINES (0.02%)
AMR Corp. (a) (b)	44,034	225,454
Continental Airlines Inc. Class B (a) (b)	5,996	60,620

		286,074

APPAREL (0.10%)
Coach Inc. (b)	46,634	1,346,790
Jones Apparel Group Inc. (a)	12,486	171,682
Nike Inc. Class B	1,178	70,221

		1,588,693

AUTO MANUFACTURERS (0.05%)
General Motors Corp. (a)	77,970	896,655

		896,655

AUTO PARTS & EQUIPMENT (0.01%)
Autoliv Inc.	2,436	113,566

		113,566

BANKS (3.43%)
Bank of America Corp. (a)	501,067	11,960,469
Bank of New York Mellon Corp. (The) (a)	338,197	12,793,993
Colonial BancGroup Inc. (The) (a)	18,121	80,095
Discover Financial Services LLC	15,626	205,794
KeyCorp (a)	135,589	1,488,767
National City Corp. (a)	105,359	502,562
Northern Trust Corp.	146,667	10,056,956
Regions Financial Corp. (a)	66,303	723,366
State Street Corp.	29,103	1,862,301
UnionBanCal Corp. (a)	142,429	5,756,980
Wachovia Corp. (a)	442,210	6,867,521
Wells Fargo & Co. (a)	134,753	3,200,384
Zions Bancorporation (a)	32,024	1,008,436

		56,507,624

Security	Shares	Value

COMMON STOCKS (Cont.)

BEVERAGES (2.24%)
Anheuser-Busch Companies Inc.	102,528	$6,369,039
Coca-Cola Co. (The)	3,308	171,950
Coca-Cola Enterprises Inc.	41,935	725,475
Molson Coors Brewing Co. Class B	11,231	610,180
Pepsi Bottling Group Inc. (a)	178,622	4,987,126
PepsiAmericas Inc. (a)	101,605	2,009,747
PepsiCo Inc. (a)	345,308	21,958,136

		36,831,653

BIOTECHNOLOGY (1.70%)
Amgen Inc. (b)	329,546	15,541,389
Biogen Idec Inc. (b)	193,228	10,799,513
Genentech Inc. (a) (b)	20,662	1,568,246

		27,909,148

BUILDING MATERIALS (0.02%)
Lennox International Inc. (a)	12,344	357,482

		357,482

CHEMICALS (1.32%)
Airgas Inc. (a)	8,989	524,868
Ashland Inc. (a)	63,372	3,054,530
CF Industries Holdings Inc.	5,140	785,392
Cytec Industries Inc. (a)	49,581	2,705,139
Lubrizol Corp.	128,100	5,934,873
Mosaic Co. (The) (b)	57,363	8,300,426
Terra Industries Inc. (a)	8,651	426,927

		21,732,155

COAL (0.42%)
Massey Energy Co. (a)	73,591	6,899,156

		6,899,156

COMMERCIAL SERVICES (1.59%)
Accenture Ltd.	303,581	12,361,818
Apollo Group Inc. Class A (a) (b)	43,092	1,907,252
Deluxe Corp.	4,290	76,448
H&R Block Inc. (a)	46,280	990,392
ITT Educational Services Inc. (a) (b)	26,490	2,188,869
Manpower Inc. (a)	60,986	3,551,825
Moody’s Corp. (a)	51,110	1,760,228
Robert Half International Inc. (a)	12,544	300,680
Visa Inc. Class A (b)	11,960	972,468
Weight Watchers International Inc. (a)	10,882	387,508
Western Union Co.	70,760	1,749,187

		26,246,675

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

COMPUTERS (4.75%)
Apple Inc. (b)	126,565	$21,192,044
Cadence Design Systems Inc. (b)	6,167	62,287
Computer Sciences Corp. (b)	11,724	549,152
Dell Inc. (b)	7,696	168,388
Electronic Data Systems Corp.	72,960	1,797,734
Hewlett-Packard Co.	523,989	23,165,554
International Business Machines Corp.	130,862	15,511,073
Lexmark International Inc. Class A (a) (b)	35,813	1,197,229
Seagate Technology (a)	420,034	8,035,250
Sun Microsystems Inc. (b)	359,235	3,908,477
Teradata Corp. (b)	113,674	2,630,416

		78,217,604

COSMETICS & PERSONAL CARE (3.20%)
Colgate-Palmolive Co.	250,782	17,329,036
Procter & Gamble Co. (The)	581,798	35,379,136

		52,708,172

DISTRIBUTION & WHOLESALE (0.33%)
W.W. Grainger Inc. (a)	67,199	5,496,878

		5,496,878

DIVERSIFIED FINANCIAL SERVICES (5.70%)
American Express Co.	146,484	5,518,052
AmeriCredit Corp. (a) (b)	56,100	483,582
Ameriprise Financial Inc. (a)	221,076	8,991,161
Capital One Financial Corp. (a)	52,785	2,006,358
CIT Group Inc.	57,870	394,095
Citigroup Inc.	1,109,896	18,601,857
Countrywide Financial Corp. (a)	79,101	336,179
Federal Home Loan Mortgage Corp. (a)	92,219	1,512,392
Federal National Mortgage Association (a)	153,574	2,996,229
Goldman Sachs Group Inc. (The) (a)	63,326	11,075,717
JPMorgan Chase & Co.	709,440	24,340,886
Lehman Brothers Holdings Inc.	99,018	1,961,547
Merrill Lynch & Co. Inc.	141,715	4,493,783
Morgan Stanley	183,727	6,627,033
NYSE Euronext Inc.	70,638	3,578,521
SLM Corp. (a) (b)	46,608	901,865

		93,819,257

Security	Shares	Value

COMMON STOCKS (Cont.)

ELECTRIC (3.34%)
AES Corp. (The) (a) (b)	417,007	$8,010,704
Alliant Energy Corp. (a)	48,398	1,658,115
Constellation Energy Group Inc.	48,774	4,004,345
Edison International (a)	360,821	18,538,983
FirstEnergy Corp. (a)	247,643	20,388,448
Mirant Corp. (b)	7,335	287,165
Public Service Enterprise Group Inc.	46,768	2,148,054

		55,035,814

ELECTRICAL COMPONENTS & EQUIPMENT (1.19%)
Emerson Electric Co.	394,757	19,520,734

		19,520,734

ELECTRONICS (1.10%)
Agilent Technologies Inc. (a) (b)	228,040	8,104,542
Applied Biosystems Group	87,259	2,921,431
Flextronics International Ltd. (a) (b)	193,194	1,816,024
Jabil Circuit Inc.	82,749	1,357,911
Mettler-Toledo International Inc. (a) (b)	13,858	1,314,570
Tyco Electronics Ltd.	68,665	2,459,580
Waters Corp. (b)	2,114	136,353

		18,110,411

ENGINEERING & CONSTRUCTION (1.47%)
Fluor Corp. (a)	69,276	12,890,878
Jacobs Engineering Group Inc. (a) (b)	6,746	544,402
KBR Inc.	55,092	1,923,262
McDermott International Inc. (a) (b)	142,449	8,816,169

		24,174,711

ENVIRONMENTAL CONTROL (0.16%)
Republic Services Inc.	90,740	2,694,978

		2,694,978

FOOD (1.59%)
General Mills Inc. (a)	220,204	13,381,797
H.J. Heinz Co. (a)	38,655	1,849,642
Hormel Foods Corp. (a)	20,790	719,542
J.M. Smucker Co. (The)	8,850	359,664
Kellogg Co.	1,543	74,095
Sara Lee Corp.	397,227	4,866,031
SUPERVALU Inc. (a)	77,414	2,391,318

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

FOOD (Cont.)
Tyson Foods Inc. Class A	6,285	$93,898
Wm. Wrigley Jr. Co.	30,992	2,410,558

		26,146,545

FOREST PRODUCTS & PAPER (0.25%)
International Paper Co. (a)	176,029	4,101,476

		4,101,476

GAS (0.53%)
AGL Resources Inc.	1,289	44,574
Energen Corp. (a)	30,397	2,371,878
Sempra Energy (a)	85,106	4,804,234
UGI Corp. (a)	52,402	1,504,461

		8,725,147

HEALTH CARE-PRODUCTS (4.76%)
Alcon Inc. (a)	75,206	12,242,785
Baxter International Inc. (a)	288,229	18,429,362
Becton, Dickinson and Co.	180,620	14,684,406
Covidien Ltd.	7,464	357,451
Johnson & Johnson	225,200	14,489,368
Medtronic Inc. (a)	39,044	2,020,527
St. Jude Medical Inc. (a) (b)	208,138	8,508,681
Zimmer Holdings Inc. (a) (b)	112,862	7,680,259

		78,412,839

HEALTH CARE-SERVICES (0.72%)
Health Net Inc. (b)	48,154	1,158,585
Humana Inc. (b)	8,684	345,363
Lincare Holdings Inc. (a) (b)	12,902	366,417
UnitedHealth Group Inc.	140,446	3,686,707
Universal Health Services Inc. Class B	10,656	673,672
WellCare Health Plans Inc. (a) (b)	22,609	817,315
WellPoint Inc. (a) (b)	100,587	4,793,976

		11,842,035

HOME BUILDERS (0.22%)
Centex Corp. (a)	20,943	280,008
NVR Inc. (a) (b)	6,588	3,294,527

		3,574,535

HOUSEHOLD PRODUCTS & WARES (0.00%)
Blyth Inc.	4,391	52,824

		52,824

Security	Shares	Value

COMMON STOCKS (Cont.)

INSURANCE (3.15%)
ACE Ltd.	194,278	$10,702,775
Ambac Financial Group Inc. (a)	13,358	17,900
American International Group Inc.	171,794	4,545,669
Aon Corp.	21,663	995,198
Axis Capital Holdings Ltd. (a)	96,897	2,888,500
Genworth Financial Inc. Class A (a)	181,583	3,233,993
Lincoln National Corp. (a)	58,884	2,668,623
Marsh & McLennan Companies Inc.	58,676	1,557,848
MetLife Inc.	94,592	4,991,620
Protective Life Corp.	2,927	111,372
Prudential Financial Inc. (a)	77,471	4,628,118
StanCorp Financial Group Inc.	304	14,276
Torchmark Corp. (a)	9,148	536,530
Travelers Companies Inc. (The)	266,834	11,580,596
W.R. Berkley Corp.	71,026	1,715,988
Willis Group Holdings Ltd.	25,222	791,214
XL Capital Ltd. Class A (a)	39,336	808,748

		51,788,968

INTERNET (1.69%)
Check Point Software Technologies Ltd. (b)	78,623	1,861,006
eBay Inc. (b)	459,258	12,551,521
Google Inc. Class A (b)	22,795	11,999,744
IAC/InterActiveCorp (b)	14,144	272,696
Symantec Corp. (a) (b)	62,362	1,206,705

		27,891,672

IRON & STEEL (0.34%)
Reliance Steel & Aluminum Co. (a)	73,260	5,647,613

		5,647,613

LODGING (0.25%)
Choice Hotels International Inc. (a)	56,233	1,490,174
Starwood Hotels & Resorts Worldwide Inc. (a)	41,199	1,650,844
Wyndham Worldwide Corp.	54,904	983,331

		4,124,349

MACHINERY (0.13%)
Deere & Co.	20,943	1,510,619
Gardner Denver Inc. (b)	10,954	622,187

		2,132,806

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

MANUFACTURING (2.83%)
Cooper Industries Ltd.	9,676	$382,202
Dover Corp.	129,870	6,281,812
General Electric Co.	893,363	23,843,858
Honeywell International Inc.	262,669	13,206,997
Tyco International Ltd.	69,660	2,789,186

		46,504,055

MEDIA (3.03%)
CBS Corp. Class B	40,976	798,622
DIRECTV Group Inc. (The) (a) (b)	611,295	15,838,653
Dish Network Corp. Class A (b)	135,083	3,955,230
McGraw-Hill Companies Inc. (The) (a)	46,454	1,863,734
Time Warner Inc. (a)	1,189,930	17,610,964
Viacom Inc. Class B (a) (b)	136,453	4,167,275
Walt Disney Co. (The) (a)	182,526	5,694,811

		49,929,289

METAL FABRICATE & HARDWARE (0.12%)
Commercial Metals Co.	18,133	683,614
Timken Co. (The)	39,762	1,309,760

		1,993,374

MINING (0.11%)
Southern Copper Corp. (a)	17,399	1,855,255

		1,855,255

OFFICE & BUSINESS EQUIPMENT (0.06%)
Xerox Corp.	67,382	913,700

		913,700

OIL & GAS (11.97%)
Apache Corp.	72,610	10,092,790
Chevron Corp.	159,238	15,785,263
ConocoPhillips	328,248	30,983,329
Devon Energy Corp.	79,208	9,517,633
ENSCO International Inc. (a)	191,663	15,474,871
Exxon Mobil Corp.	920,151	81,092,908
Noble Corp.	111,044	7,213,418
Noble Energy Inc. (a)	160,887	16,178,797
Occidental Petroleum Corp.	42,743	3,840,886
Sunoco Inc. (a)	38,078	1,549,394
Valero Energy Corp.	128,497	5,291,506

		197,020,795

Security	Shares	Value

COMMON STOCKS (Cont.)

OIL & GAS SERVICES (1.85%)
Baker Hughes Inc.	6,646	$580,462
Dresser-Rand Group Inc. (b)	41,558	1,624,918
FMC Technologies Inc. (a) (b)	9,482	729,450
Global Industries Ltd. (a) (b)	39,973	716,716
Halliburton Co.	95,812	5,084,743
National Oilwell Varco Inc. (a) (b)	104,851	9,302,381
Schlumberger Ltd.	42,080	4,520,654
Smith International Inc.	18,161	1,509,906
Superior Energy Services Inc. (a) (b)	56,892	3,137,025
Tidewater Inc. (a)	50,427	3,279,268

		30,485,523

PACKAGING & CONTAINERS (0.54%)
Crown Holdings Inc. (a) (b)	144,988	3,768,238
Owens-Illinois Inc. (b)	72,940	3,040,869
Packaging Corp. of America	4,875	104,861
Sonoco Products Co. (a)	63,680	1,970,896

		8,884,864

PHARMACEUTICALS (5.01%)
Bristol-Myers Squibb Co.	587,952	12,070,655
Cardinal Health Inc.	4,709	242,890
Eli Lilly and Co. (a)	280,244	12,936,063
Express Scripts Inc. (b)	18,671	1,171,045
Forest Laboratories Inc. (a) (b)	382,950	13,303,683
King Pharmaceuticals Inc. (a) (b)	133,148	1,394,060
Medco Health Solutions Inc. (b)	84,570	3,991,704
Merck & Co. Inc.	345,433	13,019,370
Pfizer Inc. (a)	1,380,216	24,112,374
Sepracor Inc. (a) (b)	9,983	198,861

		82,440,705

PIPELINES (1.01%)
ONEOK Inc.	3,583	174,958
Williams Companies Inc. (The) (a)	408,738	16,476,229

		16,651,187

REAL ESTATE (0.04%)
Jones Lang LaSalle Inc. (a)	9,949	598,830

		598,830

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (0.78%)
Hospitality Properties Trust (a)	14,897	$364,381
Host Hotels & Resorts Inc. (a)	443,104	6,048,370
HRPT Properties Trust	13,444	91,016
ProLogis (a)	112,953	6,138,996
SL Green Realty Corp. (a)	2,200	181,984

		12,824,747

RETAIL (5.62%)
Advance Auto Parts Inc.	11,299	438,740
AutoZone Inc. (b)	5,026	608,196
Big Lots Inc. (a) (b)	96,155	3,003,882
BJ’s Wholesale Club Inc. (a) (b)	112,521	4,354,563
CBRL Group Inc. (a)	1,719	42,133
Costco Wholesale Corp.	31,662	2,220,773
CVS Caremark Corp.	7,400	292,818
Dollar Tree Inc. (a) (b)	119,017	3,890,666
Family Dollar Stores Inc. (a)	92,429	1,843,034
Gap Inc. (The) (a)	434,629	7,245,265
Home Depot Inc.	179,978	4,215,085
Macy’s Inc. (a)	158,230	3,072,827
McDonald’s Corp. (a)	380,119	21,370,290
Office Depot Inc. (a) (b)	175,802	1,923,274
OfficeMax Inc.	15,483	215,214
Penske Automotive Group Inc. (a)	42,006	619,168
RadioShack Corp. (a)	125,396	1,538,609
TJX Companies Inc. (The) (a)	207,135	6,518,538
Wal-Mart Stores Inc.	518,805	29,156,841

		92,569,916

SAVINGS & LOANS (0.26%)
New York Community Bancorp Inc.	146,740	2,617,842
Sovereign Bancorp Inc.	215,865	1,588,766

		4,206,608

SEMICONDUCTORS (2.81%)
Atmel Corp. (b)	16,162	56,244
Integrated Device Technology Inc. (a) (b)	96,757	961,765
Intel Corp. (a)	1,206,718	25,920,303
LSI Corp. (a) (b)	325,224	1,996,875
National Semiconductor Corp.	31,673	650,563
NVIDIA Corp. (a) (b)	211,922	3,967,180
QLogic Corp. (b)	119,812	1,748,057
Texas Instruments Inc. (a)	387,345	10,907,635

		46,208,622

Security	Shares	Value

COMMON STOCKS (Cont.)

SOFTWARE (4.50%)
Adobe Systems Inc. (a) (b)	286,345	$11,279,130
Autodesk Inc. (a) (b)	145,692	4,925,847
BMC Software Inc. (a) (b)	33,296	1,198,656
Broadridge Financial Solutions Inc.	47,400	997,770
CA Inc.	3,512	81,092
Dun & Bradstreet Corp. (The) (a)	24,973	2,188,634
IMS Health Inc. (a)	183,645	4,278,928
Metavante Technologies Inc. (b)	7,535	170,442
Microsoft Corp.	1,448,921	39,859,817
Oracle Corp. (b)	366,029	7,686,609
Paychex Inc.	44,245	1,383,984

		74,050,909

TELECOMMUNICATIONS (5.30%)
ADTRAN Inc. (a)	10,598	252,656
AT&T Inc.	1,037,365	34,948,827
Cisco Systems Inc. (a) (b)	513,533	11,944,778
Corning Inc.	50,790	1,170,710
Embarq Corp. (a)	24,911	1,177,543
QUALCOMM Inc.	283,781	12,591,363
Sprint Nextel Corp. (a)	761,337	7,232,702
Telephone and Data Systems Inc. Special	15,064	664,322
United States Cellular Corp. (a) (b)	3,653	206,577
Verizon Communications Inc.	480,701	17,016,815

		87,206,293

TOYS, GAMES & HOBBIES (0.32%)
Hasbro Inc. (a)	146,896	5,247,125

		5,247,125

TRANSPORTATION (1.42%)
CSX Corp.	40,748	2,559,382
FedEx Corp. (a)	36,156	2,848,731
Kirby Corp. (a) (b)	83,943	4,029,264
Landstar System Inc.	18,282	1,009,532
Norfolk Southern Corp. (a)	82,637	5,178,861
Union Pacific Corp. (a)	86,149	6,504,250
UTi Worldwide Inc.	2,606	51,990
YRC Worldwide Inc. (a) (b)	78,027	1,160,261

		23,342,271

TOTAL COMMON STOCKS
(Cost: $1,688,666,913)		1,611,851,563

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (18.49%)

MONEY MARKET FUNDS (18.35%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58% (c) (d)	31,045,166	$31,045,166
BGI Cash Premier Fund LLC 2.63% (c) (d) (e)	271,045,224	271,045,224

		302,090,390

U.S. TREASURY OBLIGATIONS (0.14%)
U.S. Treasury Bill 1.68%, 09/25/08 (f) (g)	$2,200,000	2,191,066

		2,191,066

TOTAL SHORT-TERM INVESTMENTS
(Cost: $304,281,035)		304,281,456

TOTAL INVESTMENTS IN SECURITIES ( 116.41%)
(Cost: $1,992,947,948)		1,916,133,019

OTHER ASSETS, LESS LIABILITIES (-16.41%)		(270,054,668)

NET ASSETS (100.00%)		$1,646,078,351

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized depreciation

S&P 500 Index (September 2008)	438	$28,056,090	$(1,608,080)

			$(1,608,080)

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (33.43%)

AEROSPACE & DEFENSE (0.05%)
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$485,000
TransDigm Inc.
7.75%, 07/15/14	250,000	246,875

		731,875

AGRICULTURE (0.78%)
Alliance One International Inc.
8.50%, 05/15/12	250,000	235,000
Philip Morris International Inc.
4.88%, 05/16/13	2,200,000	2,161,119
5.65%, 05/16/18	4,400,000	4,276,633
Reynolds American Inc.
3.48%, 06/15/11	5,060,000	4,782,004

		11,454,756

APPAREL (0.04%)
Levi Strauss & Co.
9.75%, 01/15/15	500,000	502,500

		502,500

AUTO MANUFACTURERS (0.56%)
DaimlerChrysler North America Holding Corp.
3.14%, 03/13/09	5,000,000	4,984,800
8.50%, 01/18/31	1,950,000	2,254,617
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08 (a)	1,000,000	967,500

		8,206,917

AUTO PARTS & EQUIPMENT (0.09%)
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,242,187

		1,242,187

BANKS (3.37%)
American Express Bank FSB
5.50%, 04/16/13	4,250,000	4,155,561
5.55%, 10/17/12	5,700,000	5,638,634
American Express Centurion Bank
5.20%, 11/26/10	1,200,000	1,201,691
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,173,240
5.75%, 12/01/17	1,500,000	1,408,674
HSBC Bank USA
5.88%, 11/01/34	3,000,000	2,624,343
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,999,853
6.50%, 09/15/37	2,400,000	2,187,802

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

BANKS (Cont.)
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	$4,900,000	$4,760,071
Marshall & Ilsley Corp.
5.63%, 08/17/09	4,890,000	4,860,949
Wachovia Bank N.A.
6.00%, 11/15/17	2,100,000	1,960,856
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,688,895
5.50%, 05/01/13	4,500,000	4,306,954
Wells Fargo & Co.
5.25%, 10/23/12	7,300,000	7,340,916

		49,308,439

BEVERAGES (0.37%)
PepsiCo Inc.
4.65%, 02/15/13	1,500,000	1,522,266
5.00%, 06/01/18	4,000,000	3,902,644

		5,424,910

BIOTECHNOLOGY (0.10%)
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,487,074

		1,487,074

BUILDING MATERIALS (0.05%)
CRH America Inc.
6.00%, 09/30/16	800,000	741,930

		741,930

CHEMICALS (0.21%)
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,579,838
Mosaic Co. (The)
7.88%, 12/01/16 (b)	250,000	266,250
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	223,750

		3,069,838

COMMERCIAL SERVICES (0.11%)
Avis Budget Car Rental LLC
7.63%, 05/15/14	250,000	200,000
Convergys Corp.
4.88%, 12/15/09	1,200,000	1,210,470
Service Corp. International
6.75%, 04/01/15	250,000	238,125

		1,648,595

COMPUTERS (0.17%)
Hewlett-Packard Co.
4.50%, 03/01/13	2,500,000	2,476,060

		2,476,060

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

DIVERSIFIED FINANCIAL SERVICES (7.70%)
Allstate Life Global Funding Trusts
5.38%, 04/30/13	$5,250,000	$5,229,415
Ameriprise Financial Inc.
7.52%, 06/01/16	500,000	421,647
Associates Corp. of North America
6.88%, 11/15/08	2,400,000	2,426,532
6.95%, 11/01/18	1,500,000	1,554,972
Capital One Financial Corp.
2.98%, 09/10/09	2,940,000	2,742,835
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,526,390
CIT Group Funding Co. of Canada
4.65%, 07/01/10	1,000,000	836,410
5.60%, 11/02/11	950,000	747,173
CIT Group Inc.
5.40%, 02/13/12	550,000	436,603
5.80%, 07/28/11	800,000	647,176
6.10%, 03/15/17	1,050,000	482,748
Citicorp
6.38%, 11/15/08	5,300,000	5,339,024
Citigroup Inc.
4.13%, 02/22/10	2,000,000	1,981,480
5.30%, 10/17/12	1,000,000	975,446
5.50%, 04/11/13	1,750,000	1,707,960
5.50%, 02/15/17	3,750,000	3,419,805
5.85%, 07/02/13	2,800,000	2,771,378
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	728,307
Ford Motor Credit Co.
7.38%, 10/28/09	3,000,000	2,732,337
General Electric Capital Corp.
5.25%, 10/19/12	9,000,000	9,087,732
6.75%, 03/15/32	3,000,000	3,020,850
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	1,958,818
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,795,484
5.95%, 01/18/18	4,000,000	3,839,828
6.15%, 04/01/18	4,500,000	4,365,715
6.75%, 10/01/37	2,250,000	2,058,178
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,996,896
International Lease Finance Corp.
6.63%, 11/15/13	4,200,000	3,773,662
JPMorgan Chase & Co.
4.75%, 05/01/13	6,600,000	6,414,283
5.60%, 06/01/11	8,300,000	8,413,718
6.40%, 05/15/38	3,000,000	2,782,608
Lehman Brothers Holdings Inc.
5.00%, 01/14/11	3,000,000	2,908,932
5.25%, 02/06/12	2,750,000	2,602,418

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
Morgan Stanley
5.25%, 11/02/12	$700,000	$681,179
5.95%, 12/28/17	1,750,000	1,588,659
6.00%, 04/28/15	3,400,000	3,250,465
6.25%, 08/28/17	1,500,000	1,398,465
Petroplus Finance Ltd.
6.75%, 05/01/14 (b)	250,000	226,250
Rio Tinto Finance USA Ltd.
2.63%, 09/30/08	3,600,000	3,589,380
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09 (b)	5,000,000	5,025,000

		112,486,158

ELECTRIC (2.46%)
CMS Energy Corp.
7.75%, 08/01/10	500,000	521,812
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	928,970
5.88%, 02/01/33	3,500,000	3,164,612
Dominion Resources Inc.
6.40%, 06/15/18	5,250,000	5,296,636
DPL Inc.
8.00%, 03/31/09	3,750,000	3,846,030
Duke Energy Corp.
6.25%, 06/15/18	2,500,000	2,509,440
Edison Mission Energy
7.63%, 05/15/27	750,000	673,125
Florida Power Corp.
5.65%, 06/15/18	1,000,000	1,009,207
MidAmerican Energy Co.
5.75%, 04/01/18 (b)	8,250,000	8,171,641
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	516,250
9.13%, 05/01/31	250,000	233,125
Northern States Power
5.25%, 07/15/35	2,500,000	2,225,345
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,494,178
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,412,815
Reliant Energy Inc.
6.75%, 12/15/14	250,000	255,000
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,280,917
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (b)	250,000	245,000
Virginia Electric and Power Co.
6.35%, 11/30/37	1,250,000	1,216,995

		36,001,098

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

ELECTRICAL COMPONENTS & EQUIPMENT (0.02%)
Belden Inc.
7.00%, 03/15/17	$250,000	$240,000

		240,000

ENTERTAINMENT (0.02%)
Gaylord Entertainment Co.
8.00%, 11/15/13	250,000	240,000

		240,000

ENVIRONMENTAL CONTROL (0.22%)
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	498,750
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,750,527

		3,249,277

FOOD (0.50%)
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	528,262
Dean Foods Co.
7.00%, 06/01/16	250,000	216,875
Kellogg Co.
5.13%, 12/03/12	2,300,000	2,330,250
Kraft Foods Inc.
6.00%, 02/11/13	500,000	505,161
6.13%, 08/23/18	2,000,000	1,936,840
Kroger Co. (The)
6.40%, 08/15/17	500,000	509,978
8.05%, 02/01/10	930,000	973,251
SUPERVALU Inc.
7.88%, 08/01/09	250,000	253,750

		7,254,367

FOREST PRODUCTS & PAPER (0.03%)
Domtar Corp.
7.88%, 10/15/11	250,000	251,250
Georgia-Pacific Corp.
7.13%, 01/15/17 (b)	250,000	235,000

		486,250

HEALTH CARE-PRODUCTS (0.20%)
Baxter International Inc.
5.38%, 06/01/18	3,000,000	2,964,633

		2,964,633

HEALTH CARE-SERVICES (0.79%)
Community Health Systems Inc.
8.88%, 07/15/15 (b)	1,000,000	1,006,250
HCA Inc.
9.25%, 11/15/16	750,000	772,500
Res-Care Inc.
7.75%, 10/15/13	250,000	238,125

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

HEALTH CARE-SERVICES (Cont.)
UnitedHealth Group Inc.
2.98%, 06/21/10	$5,320,000	$5,127,725
5.50%, 11/15/12	2,500,000	2,453,340
5.80%, 03/15/36	2,400,000	1,986,461

		11,584,401

INSURANCE (1.26%)
American International Group Inc.
8.18%, 05/15/38 (b)	900,000	846,998
Genworth Financial Inc.
6.15%, 11/15/16	2,500,000	1,965,200
John Hancock Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,034,696
Lincoln National Corp.
6.05%, 04/20/17	1,100,000	927,485
Markel Corp.
7.35%, 08/15/34	1,000,000	979,107
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,541,243
6.40%, 12/15/36	1,000,000	873,119
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,705,676
Travelers Companies Inc. (The)
5.80%, 05/15/18	1,250,000	1,216,195
6.25%, 03/15/37	500,000	429,571
6.25%, 06/15/37	1,000,000	929,554

		18,448,844

IRON & STEEL (0.69%)
Ispat Inland ULC
9.75%, 04/01/14	8,538,000	9,125,329
Steel Dynamics Inc.
6.75%, 04/01/15	1,000,000	957,500

		10,082,829

LODGING (0.27%)
MGM MIRAGE
6.00%, 10/01/09	3,275,000	3,221,781
8.50%, 09/15/10	750,000	740,625

		3,962,406

MACHINERY (0.14%)
Case New Holland Inc.
6.00%, 06/01/09	2,000,000	1,985,000

		1,985,000

MANUFACTURING (0.30%)
Honeywell International Inc.
4.25%, 03/01/13	4,500,000	4,436,204

		4,436,204

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

MEDIA (2.52%)
AMFM Inc.
8.00%, 11/01/08	$2,500,000	$2,537,150
Comcast Corp.
5.70%, 05/15/18	12,650,000	12,001,333
CSC Holdings Inc.
7.63%, 04/01/11	500,000	490,000
EchoStar DBS Corp.
5.75%, 10/01/08	6,100,000	6,100,000
6.38%, 10/01/11	500,000	482,500
Liberty Media Corp.
7.75%, 07/15/09	2,750,000	2,766,610
7.88%, 07/15/09	5,500,000	5,553,526
Time Warner Cable Inc.
6.75%, 07/01/18	5,500,000	5,536,471
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,406,933

		36,874,523

MINING (0.12%)
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,764,597

		1,764,597

OFFICE & BUSINESS EQUIPMENT (0.72%)
Xerox Corp.
3.56%, 12/18/09	2,750,000	2,732,595
6.35%, 05/15/18	2,250,000	2,220,975
6.88%, 08/15/11	250,000	259,081
7.13%, 06/15/10	3,000,000	3,098,370
9.75%, 01/15/09	2,200,000	2,264,614

		10,575,635

OIL & GAS (1.05%)
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,608,021
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	482,500
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,771,205
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	1,992,842
5.75%, 03/01/35	1,500,000	1,274,762
Forest Oil Corp.
7.25%, 06/15/19	250,000	240,000
8.00%, 12/15/11	500,000	515,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (b)	250,000	240,000
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	985,850
Parker Drilling Co.
9.63%, 10/01/13 (a)	500,000	525,000

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

OIL & GAS (Cont.)
Range Resources Corp.
7.50%, 05/15/16	$250,000	$249,063
W&T Offshore Inc.
8.25%, 06/15/14	500,000	482,500
XTO Energy Inc.
5.50%, 06/15/18	2,000,000	1,909,962

		15,276,705

OIL & GAS SERVICES (0.01%)
National Oilwell Varco Inc.
6.13%, 08/15/15	100,000	101,552

		101,552

PACKAGING & CONTAINERS (0.03%)
Crown Americas Inc.
7.63%, 11/15/13	500,000	498,750

		498,750

PHARMACEUTICALS (0.13%)
AmerisourceBergen Corp.
5.88%, 09/15/15	250,000	244,208
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,600,000	1,578,350

		1,822,558

PIPELINES (0.89%)
Colorado Interstate Gas Co.
6.80%, 11/15/15	176,000	179,776
Copano Energy LLC
8.13%, 03/01/16	250,000	251,250
El Paso Corp.
7.80%, 08/01/31	250,000	251,766
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,529,407
6.30%, 02/01/09	3,890,000	3,929,452
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	247,896
Panhandle Eastern Pipe Line Co. LP
4.80%, 08/15/08	2,900,000	2,899,292
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	951,610
SemGroup LP
8.75%, 11/15/15 (b)	500,000	485,000
Williams Partners LP
7.25%, 02/01/17	250,000	250,000

		12,975,449

REAL ESTATE (0.07%)
Westfield Capital Corp. Ltd.
4.38%, 11/15/10 (b)	1,000,000	981,360

		981,360

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

REAL ESTATE INVESTMENT TRUSTS (0.52%)
Omega Healthcare Investors Inc.
7.00%, 01/15/16	$250,000	$235,000
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,948,738
5.30%, 05/30/13	2,500,000	2,459,570
5.75%, 05/01/12	3,000,000	2,999,928

		7,643,236

RETAIL (1.51%)
Asbury Automotive Group Inc.
7.63%, 03/15/17	250,000	201,250
CVS Caremark Corp.
2.98%, 06/01/10	4,000,000	3,903,712
Home Depot Inc.
2.90%, 12/16/09	1,000,000	973,991
Inergy LP
6.88%, 12/15/14	750,000	697,500
8.25%, 03/01/16	250,000	246,250
J.C. Penney Co. Inc.
7.65%, 08/15/16	250,000	250,266
7.95%, 04/01/17	250,000	255,790
May Department Stores Co. (The)
5.95%, 11/01/08	4,980,000	4,975,996
McDonald’s Corp.
4.30%, 03/01/13	3,250,000	3,216,493
5.80%, 10/15/17	1,000,000	1,020,758
Rite Aid Corp.
7.50%, 03/01/17	250,000	201,875
Wal-Mart Stores Inc.
4.25%, 04/15/13	4,500,000	4,474,809
6.20%, 04/15/38	500,000	491,277
6.50%, 08/15/37	1,100,000	1,132,068

		22,042,035

SEMICONDUCTORS (0.04%)
Advanced Micro Devices Inc.
7.75%, 11/01/12 (a)	162,000	139,725
Sensata Technologies BV
8.00%, 05/01/14	500,000	460,000

		599,725

SOFTWARE (0.63%)
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,475,955
5.75%, 04/15/18	7,750,000	7,743,374

		9,219,329

TELECOMMUNICATIONS (4.26%)
AT&T Inc.
4.95%, 01/15/13	3,500,000	3,487,869
5.50%, 02/01/18	1,250,000	1,211,260
6.40%, 05/15/38	2,500,000	2,393,205

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

TELECOMMUNICATIONS (Cont.)
AT&T Wireless Services Inc.
8.75%, 03/01/31	$1,000,000	$1,186,579
BellSouth Corp.
6.55%, 06/15/34	4,000,000	3,863,112
Citizens Communications Co.
6.25%, 01/15/13	500,000	463,750
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,289,450
8.75%, 06/15/30	3,000,000	3,442,134
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,688,545
France Telecom SA
7.75%, 03/01/11	4,000,000	4,236,160
8.50%, 03/01/31	2,000,000	2,420,880
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,587,057
Qwest Corp.
6.50%, 06/01/17	500,000	446,250
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	2,002,316
7.50%, 03/15/15	750,000	793,944
Telecom Italia Capital SA
4.00%, 11/15/08	3,480,000	3,479,478
4.00%, 01/15/10	3,680,000	3,630,522
5.25%, 10/01/15	2,500,000	2,287,890
7.00%, 06/04/18	3,300,000	3,328,109
Telefonica Emisiones SAU
3.10%, 06/19/09	3,630,000	3,609,589
5.86%, 02/04/13	3,600,000	3,624,048
6.22%, 07/03/17	2,100,000	2,098,998
Verizon Communications Inc.
5.25%, 04/15/13	4,500,000	4,474,107
Vodafone Group PLC
5.63%, 02/27/17	950,000	915,116
West Corp.
9.50%, 10/15/14	250,000	225,000

		62,185,368

TRANSPORTATION (0.43%)
CNF Inc.
6.70%, 05/01/34	2,500,000	2,226,183
CSX Corp.
5.75%, 03/15/13	2,600,000	2,548,512
6.15%, 05/01/37	1,750,000	1,467,139

		6,241,834

TOTAL CORPORATE BONDS & NOTES
(Cost: $502,727,134)		488,519,204

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Principal	Value

ASSET-BACKED SECURITIES (1.90%)
Bear Stearns Asset Backed Securities Trust Series 2005-HE7 Class 1A3
2.89%, 07/25/35	$5,771,003	$5,718,390
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	3,094,895	3,026,478
Countrywide Asset-Backed Certificates Series 2006-25 Class 2A1
2.55%, 06/25/37	8,065,003	7,928,072
Fremont Home Loan Trust Series 2006-3 Class IIA1
2.55%, 02/25/37	5,768,825	5,648,629
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
2.65%, 04/25/36	191,532	190,029
Structured Asset Investment Loan Trust Series 2006-3 Class A3
2.51%, 06/25/36	5,372,136	5,329,103

TOTAL ASSET-BACKED SECURITIES
(Cost: $27,813,034)		27,840,701

COLLATERALIZED MORTGAGE OBLIGATIONS (11.42%)

MORTGAGE-BACKED SECURITIES (11.42%)
Banc of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	2,661,988	2,512,251
Bear Stearns Commercial Mortgage Securities Series 2006-PW14 Class A4
5.20%, 12/01/38	10,000,000	9,327,790
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.63%, 04/12/38	7,000,000	6,896,364
Bear Stearns Commercial Mortgage Securities Series 2007-PWR16 Class A4
5.90%, 06/11/40	3,000,000	2,853,862
Chase Mortgage Finance Corp. Series 2006-A1 Class 1A1
6.02%, 09/25/36	2,638,714	2,614,428
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4
5.89%, 12/10/49	8,000,000	7,602,086
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class A1
5.30%, 01/15/46	6,588,168	6,595,531

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	$4,443,897	$4,542,160
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	3,744,817	3,672,261
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class A2
4.51%, 07/15/37	10,000,000	9,900,104
Eurosail PLC Series 2006-2A Class A1B
2.83%, 12/15/30	4,491,122	4,442,999
GE Capital Commercial Mortgage Corp. Series 2001-3 Class A1
5.56%, 06/10/38	6,056,050	6,111,502
Granite Master Issuer PLC Series 2007-2 Class 1A1
2.51%, 04/17/32	6,177,820	6,149,723
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
5.99%, 08/10/45	4,500,000	4,302,930
Holmes Financing PLC Series 2004-8 Class 4A2
2.85%, 07/15/40	2,400,000	2,390,722
Holmes Master Issuer PLC Series 2007-2A Class 1A1
2.50%, 07/15/21	4,250,000	4,254,199
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3
4.18%, 01/12/37	1,701,000	1,687,515
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,921,305
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	9,754,329
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,954,629	9,612,426
Lanark Master Issuer PLC Series 2007-1A Class 1A1
2.71%, 07/22/32	6,907,855	6,888,851
LB-UBS Commercial Mortgage Trust Series 2002-C4 Class A2
4.02%, 09/15/26	4,047,986	4,031,060

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A1
2.96%, 01/15/29	$912,630	$910,505
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2
3.25%, 03/15/29	4,000,000	3,970,879
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2
3.99%, 10/15/29	5,635,000	5,581,809
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
2.77%, 11/25/34	8,953	7,777
MASTR Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	1,961,887	1,909,161
MASTR Asset Securitization Trust Series 2003-7 Class 1A1
5.50%, 09/25/33	2,515,324	2,353,401
MASTR Asset Securitization Trust Series 2003-8 Class 1A1
5.50%, 09/25/33	4,013,121	3,794,907
Merrill Lynch Mortgage Trust Series 2006-C1 Class A1
5.53%, 05/12/39	6,680,272	6,713,277
Morgan Stanley Capital I Series 2006-IQ11 Class A4
5.94%, 10/15/42	9,285,000	9,065,269
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	1,566,058	1,477,967
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Class A3
5.68%, 10/15/48	10,000,000	9,636,594
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	1,550,860	1,459,747

		166,945,691

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $168,301,050)		166,945,691

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (58.19%)

MORTGAGE-BACKED SECURITIES (49.08%)
Federal Home Loan Mortgage Corp.
2.67%, 04/15/28	1,685,879	1,675,307
4.13%, 10/01/33	3,188,987	3,190,015
4.28%, 03/01/34	3,261,816	3,296,872
4.50%, 08/01/20	3,219,681	3,139,591
4.50%, 07/01/23 (c)	14,000,000	13,514,375

Security	Principal	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
4.54%, 11/01/33	$9,388,242	$9,482,674
4.62%, 04/01/38	26,382,591	26,042,447
5.00%, 10/01/20	5,811,871	5,769,250
5.00%, 12/15/34	1,708,834	120,743
5.00%, 08/01/37	27,500,000	26,374,756
5.00%, 07/01/38 (c)	4,000,000	3,832,500
5.04%, 09/01/33	1,755,186	1,787,503
5.50%, 03/15/20	17,604	2
5.50%, 07/01/23 (c)	10,000,000	10,053,125
5.50%, 05/15/24	4,398,413	154,972
5.50%, 03/15/25	1,815,569	89,443
5.50%, 11/15/26	12,415,297	12,663,957
5.50%, 02/15/27	31,192,337	31,784,475
5.50%, 05/15/29	4,492,391	382,452
5.50%, 10/01/32	12,989,550	12,877,921
5.50%, 05/01/34	67,084	66,339
5.50%, 10/01/34	488,508	483,088
5.50%, 12/01/36	9,452,636	9,327,093
5.50%, 07/01/38 (c)	17,000,000	16,745,000
5.60%, 01/01/37	4,954,302	5,051,910
5.79%, 06/01/36	7,305,880	7,397,773
6.00%, 07/01/23 (c)	10,000,000	10,240,625
6.00%, 01/15/24	4,818,053	4,903,783
6.00%, 05/15/27	6,059,975	6,205,530
6.00%, 07/15/27	6,077,753	6,238,115
6.00%, 12/01/28	4,056,124	4,137,167
6.00%, 02/15/34	5,882,670	6,002,219
6.00%, 09/01/34	1,655,507	1,678,755
6.00%, 07/01/38 (c)	32,000,000	32,320,000
6.41%, 11/01/36	11,731,245	12,032,827
6.50%, 05/01/21	1,522	1,586
6.50%, 09/01/21	1,406,700	1,463,566
6.50%, 01/01/36	12,001	12,398
6.50%, 08/01/36	14,632,949	15,103,661
6.50%, 07/01/38 (c)	6,000,000	6,186,563
Federal National Mortgage Association
3.84%, 10/01/33	22,717,771	22,983,165
4.01%, 05/01/33	6,794,306	6,749,627
4.25%, 08/01/33	5,718,085	5,819,869
4.44%, 06/01/35	3,608,290	3,635,784
4.50%, 07/01/23 (c)	13,850,000	13,382,563
4.50%, 08/01/35	8,035,480	7,456,988
4.56%, 06/01/35	6,440,655	6,482,098
4.75%, 02/01/36	3,030,168	3,086,530
4.99%, 07/01/35	2,594,167	2,615,970
5.00%, 01/01/18	1,087,776	1,086,744
5.00%, 09/01/18	7,083,013	7,074,085
5.00%, 12/01/18	583,886	583,150
5.00%, 01/01/19	498,641	498,013
5.00%, 06/01/19	1,132,494	1,129,662
5.00%, 08/01/19	601,499	599,237

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Security	Principal	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
5.00%, 09/01/19	$449,700	$448,009
5.00%, 11/01/19	1,161,839	1,157,470
5.00%, 01/01/20	562,809	559,285
5.00%, 05/01/20	5,553,464	5,518,697
5.00%, 06/01/20	503,082	499,933
5.00%, 11/01/33	46,543,431	44,900,775
5.00%, 12/01/33	14,715,824	14,196,459
5.00%, 03/01/34	7,420,379	7,158,492
5.00%, 09/01/35	374,795	360,514
5.10%, 01/01/36	4,081,228	4,135,087
5.11%, 04/01/37	1,963,850	1,988,936
5.24%, 05/01/35	1,824,435	1,846,475
5.43%, 07/01/36	6,772,099	6,890,747
5.43%, 01/01/37	2,642,906	2,685,600
5.50%, 09/01/19	3,809,759	3,863,294
5.50%, 10/01/19	2,831,371	2,871,158
5.50%, 07/01/33	27,206,620	26,976,533
5.50%, 01/01/34	6,278,131	6,225,037
5.50%, 07/01/34	10,334,314	10,227,540
5.50%, 02/01/35	4,377,642	4,332,412
5.50%, 03/01/35	1,022,699	1,011,173
5.50%, 12/01/35	4,147,433	4,100,693
5.50%, 03/01/36	4,133,081	4,081,337
5.50%, 09/01/36	12,499,842	12,394,130
5.50%, 12/01/36	5,207,850	5,142,651
5.50%, 07/01/38 (c)	17,000,000	16,752,969
5.87%, 07/01/35	2,213,706	2,262,048
5.89%, 01/01/35	4,000,609	4,031,676
6.00%, 02/25/27	2,716,516	2,771,732
6.00%, 10/25/27	6,215,037	6,355,896
6.00%, 03/01/33	624,759	633,923
6.00%, 08/01/34	271,602	275,076
6.00%, 07/01/38 (c)	41,200,000	41,560,500
6.02%, 12/01/36	1,787,201	1,824,990
6.05%, 09/01/36	1,874,276	1,911,032
6.50%, 08/01/38 (c)	5,000,000	5,128,125
Government National Mortgage Association
5.00%, 07/01/38 (c)	7,000,000	6,780,156
5.50%, 06/15/34	1,536,958	1,534,511
5.50%, 07/01/38 (c)	7,000,000	6,963,906
6.00%, 07/01/38 (c)	40,000,000	40,600,000
6.50%, 07/01/38 (c)	9,000,000	9,286,875

		717,259,715

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.17%)
Federal Home Loan Mortgage Corp.
5.00%, 04/18/17 (a)	31,000,000	31,576,693
Federal National Mortgage Association
5.38%, 06/12/17 (a)	31,000,000	32,406,067
6.25%, 02/01/11	11,000,000	11,533,995

		75,516,755

Security	Shares or principal	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cont.)

U.S. GOVERNMENT OBLIGATIONS (3.94%)
U.S. Treasury Bonds
5.38%, 02/15/31 (a)	$34,050,000	$37,832,751
6.13%, 08/15/29 (a) (d)	7,800,000	9,408,142
U.S. Treasury Notes
3.13%, 04/15/09 (d)	605,000	608,640
4.00%, 02/15/14 (a) (d)	9,500,000	9,797,616

		57,647,149

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $847,418,714)		850,423,619

SHORT-TERM INVESTMENTS (17.34%)

MONEY MARKET FUNDS (17.34%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58% (e) (f)	152,495,334	152,495,334
BGI Cash Premier Fund LLC
2.63% (e) (f) (g)	100,853,788	100,853,788

		253,349,122

TOTAL SHORT-TERM INVESTMENTS
(Cost: $253,349,122)		253,349,122

TOTAL INVESTMENTS IN SECURITIES (122.28%)
(Cost: $1,799,609,054)		1,787,078,337

OTHER ASSETS, LESS LIABILITIES (-22.28%)		(325,632,346)

NET ASSETS (100.00%)		$1,461,445,991

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	To-be-announced (TBA). See Note 1.
(d)	All or a portion of this U.S. Treasury Bond or Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

As of June 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized appreciation (depreciation)

2-Year U.S. Treasury Notes (October 2008)	355	74,977,109	$495,061

5-Year U.S. Treasury Notes (October 2008)	(256)	(28,302,000)	(17,955)

10-Year U.S. Treasury Notes (September 2008)	732	83,390,813	87,946

30-Year U.S. Treasury Bonds (September 2008)	(13)	(1,502,719)	1,185

90-Day Eurodollar (September 2009)	640	153,944,000	113,525

90-Day Eurodollar (December 2009)	640	153,496,000	98,725

90-Day Eurodollar (March 2010)	640	153,192,000	101,295

90-Day Eurodollar (June 2010)	640	152,920,000	96,964

90-Day Eurodollar (September 2010)	(640)	(152,712,000)	(100,074)

90-Day Eurodollar (December 2010)	(640)	(152,528,000)	(110,870)

90-Day Eurodollar (March 2011)	(640)	(152,448,000)	(113,440)

90-Day Eurodollar (June 2011)	(640)	(152,360,000)	(101,352)

			$551,010

The accompanying notes are an integral part of these financial statements.

COREALPHA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

As of June 30, 2008, the Master Portfolio held the following open swap contracts:

Description	Notional amount	Net unrealized appreciation (depreciation)
Credit Default Swaps

Agreement with Goldman Sachs Group Inc. dated 7/26/07 to receive 3.33% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	$2,750,000	$173,077

Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	166,797

Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	198,209

Agreement with JPMorgan Chase & Co. dated 7/12/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,000,000	(659,291)

Agreement with JPMorgan Chase & Co. dated 7/13/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,500,000	(988,936)

Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.90% per year times the notional amount. The Master Portfolio makes payment only upon a default event of MGM MIRAGE 5.88% due 2/27/14. Expiring 9/20/12.	4,250,000	(134,170)

Agreement with JPMorgan Chase & Co. dated 7/27/07 to receive 4.70% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AK Steel Corp. 7.75% due 6/15/12. Expiring 9/20/12.	1,500,000	109,870

Agreement with JPMorgan Chase & Co. dated 9/14/07 to receive 0.41% per year times the notional amount. The Master Portfolio makes payment only upon a default event of American International Group Inc. 4.25% due 5/15/13. Expiring 9/20/08.	7,050,000	(29,533)

Description	Notional amount	Net unrealized appreciation (depreciation)
Credit Default Swaps (Cont.)

Agreement with JPMorgan Chase & Co. dated 10/1/07 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/12.	$36,283,500	$3,317,747

Agreement with JPMorgan Chase & Co. dated 2/20/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 3/20/13.	2,500,000	1,650,494

Agreement with JPMorgan Chase & Co. dated 5/20/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	12,000,000	750,351

Agreement with Lehman Brothers Inc. dated 8/1/07 to receive 3.60% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Domtar Inc. 7.13% due 8/15/15. Expiring 9/20/12.	4,000,000	58,938

Agreement with Morgan Stanley dated 5/29/08 to pay 1.55% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	15,750,000	(84,473)

Agreement with UBS AG dated 7/26/07 to receive 3.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Pride International Inc. 7.38% due 7/15/14. Expiring 9/20/12.	750,000	23,064

Agreement with UBS AG dated 7/27/07 to receive 3.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	500,000	31,939

Agreement with UBS AG dated 8/10/07 to receive 2.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of CIT Group Inc. 7.75% due 4/2/12. Expiring 9/20/08.	3,600,000	(67,943)

		$4,516,140

The accompanying notes are an integral part of these financial statements.

COREALPHA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Description	Notional amount	Net unrealized appreciation (depreciation)
Interest-Rate Swaps

Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$264,643

Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	185,501

Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(400,573)

Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(217,036)

Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(57,331)

Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(108,335)

Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(451,181)

Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08.	7,100,000	(47,241)

Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11.	1,250,000	(49,625)

Agreement with Goldman Sachs Group Inc. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/15/11.	10,700,000	(344,698)

Description	Notional amount	Net unrealized appreciation (depreciation)
Interest-Rate Swaps (Cont.)

Agreement with Goldman Sachs Group Inc. dated 11/28/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.07%. Expiring 11/30/10.	$107,000,000	$894,885

Agreement with Goldman Sachs Group Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.28%. Expiring 12/21/12.	13,600,000	50,390

Agreement with Goldman Sachs Group Inc. dated 2/14/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 2.75%. Expiring 2/19/10.	47,000,000	(494,053)

Agreement with Goldman Sachs Group Inc. dated 3/6/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 2.62%. Expiring 3/10/10.	253,000,000	3,241,403

Agreement with JPMorgan Chase & Co. dated 1/5/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	148,540

Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 7/3/08.	4,000,000	195,628

Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	100,994

Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	7,000,000	(15,918)

Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(39,571)

Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	(22,315)

COREALPHA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

Description	Notional amount	Net unrealized appreciation (depreciation)
Interest-Rate Swaps (Cont.)

Agreement with JPMorgan Chase & Co. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	$14,000,000	$(392,524)

Agreement with Lehman Brothers Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.89%. Expiring 7/3/08.	7,000,000	40,950

Agreement with Lehman Brothers Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/21/27.	4,100,000	27,574

		$2,510,107

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations

June 30, 2008

(Unaudited)

LIFEPATH RETIREMENT MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Fixed Income	$195,944,612	63.18%
Domestic Equity	74,225,324	23.93
Foreign Equity	40,089,409	12.93
Short-Term and Other Net Assets	(143,589)	(0.04)

TOTAL	$310,115,756	100.00%

LIFEPATH 2010 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Fixed Income	$508,295,214	58.10%
Domestic Equity	239,604,225	27.39
Foreign Equity	123,609,061	14.13
Short-Term and Other Net Assets	3,419,220	0.38

TOTAL	$874,927,720	100.00%

LIFEPATH 2020 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$656,440,707	41.13%
Domestic Fixed Income	602,956,230	37.78
Foreign Equity	331,611,273	20.78
Short-Term and Other Net Assets	5,090,083	0.31

TOTAL	$1,596,098,293	100.00%

LIFEPATH 2030 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$637,801,190	51.26%
Foreign Equity	320,835,843	25.78
Domestic Fixed Income	281,733,112	22.64
Short-Term and Other Net Assets	3,913,034	0.32

TOTAL	$1,244,283,179	100.00%

LIFEPATH 2040 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$576,605,760	59.94%
Foreign Equity	286,522,843	29.78
Domestic Fixed Income	103,178,854	10.73
Short-Term and Other Net Assets	(4,287,274)	(0.45)

TOTAL	$962,020,183	100.00%

ACTIVE STOCK MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Consumer Non-Cyclical	$391,068,214	23.75%
Energy	251,056,661	15.25
Financial	219,746,034	13.36
Technology	199,390,835	12.12
Industrial	174,567,314	10.61
Communications	165,027,254	10.02
Consumer Cyclical	113,897,791	6.92
Utilities	63,760,961	3.87
Basic Materials	33,336,499	2.02
Futures Contracts	(1,608,080)	(0.10)
Short-Term and Other Net Assets	35,834,868	2.18

TOTAL	$1,646,078,351	100.00%

COREALPHA BOND MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Mortgage-Backed Securities	$884,205,406	60.50%
Financial	188,868,037	12.92
Communications	99,059,891	6.78
U.S. Government & Agency	133,163,904	9.11
Consumer Non-Cyclical	43,641,294	2.98
Consumer Cyclical	36,196,045	2.49
Utilities	36,001,098	2.46
Energy	28,353,706	1.95
Asset-Backed Securities	27,840,701	1.90
Technology	22,870,749	1.56
Industrial	18,124,870	1.24
Basic Materials	15,403,514	1.05
Futures Contracts	(551,010)	(0.04)
Swap Agreements	7,026,247	0.48
Short-Term and Other Net Assets	(78,758,459)	(5.38)

TOTAL	$1,461,445,991	100.00%

S&P 500 INDEX MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Consumer Non-Cyclical	$528,935,036	20.86%
Energy	405,480,560	15.98
Financial	349,182,642	13.77
Technology	289,666,588	11.42
Industrial	286,661,275	11.30
Communications	269,237,231	10.62
Consumer Cyclical	178,216,969	7.02
Utilities	96,116,653	3.79
Basic Materials	81,343,227	3.21
Diversified	1,764,944	0.07
Futures Contracts	(2,791,055)	(0.11)
Short-Term and Other Net Assets	52,531,755	2.07

TOTAL	$2,536,345,825	100.00%

These tables are not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008

(Unaudited)

S&P 500 Index Master Portfolio

Assets
Investments, at cost:
Unaffiliated issuers	$2,367,194,370
Affiliated issuers (Note 2)	411,000,394

Total cost of investments	$2,778,194,764

Investments in securities, at fair value (including securities on loan (a)) (Note 1):

Unaffiliated issuers	$2,489,642,556
Affiliated issuers	411,000,394

Total fair value of investments	2,900,642,950
Receivables:
Investment securities sold	608,524
Dividends and interest	3,532,385
Due from broker - variation margin	37,778

Total Assets	2,904,821,637

Liabilities
Payables:
Investment securities purchased	2,387,517
Collateral for securities on loan (Note 4)	365,907,522
Short positions, at fair value (Proceeds $60,913) (Note 1)	60,961
Investment advisory fees (Note 2)	105,663
Accrued expenses:
Professional fees (Note 2)	13,946
Independent trustees’ fees (Note 2)	203

Total Liabilities	368,475,812

Net Assets	$2,536,345,825

(a)	Securities on loan with market value of $357,195,714. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2008

(Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio

Assets
Investments, at cost:

Affiliated issuers (Note 2)	$103,305,568	$301,808,840	$671,120,266

Total cost of investments	$103,305,568	$301,808,840	$671,120,266

Investments, at fair value (including securities on loan (a)) (Note 1):
Affiliated issuers (Note 2)	$109,485,711	$322,254,008	$722,048,185
Affiliated Master Portfolios	220,241,251	607,302,456	1,010,263,287

Total fair value of investments	329,726,962	929,556,464	1,732,311,472
Receivables:
Investment securities sold	7,846,387	20,941,820	60,823,893
Dividends and interest	11,165	30,123	78,995
Contributions	785,759	160,116	1,959,049

Total Assets	338,370,273	950,688,523	1,795,173,409

Liabilities
Payables:
Investment securities purchased	8,008,027	21,010,954	62,555,902
Collateral for securities on loan (Note 4)	18,235,710	54,730,250	133,991,671
Investment advisory fees (Note 2)	3,661	11,787	18,930
Withdrawals	2,000,000	—	2,500,000
Accrued expenses:
Professional fees (Note 2)	7,076	7,709	8,460
Independent trustees’ fees (Note 2)	43	103	153

Total Liabilities	28,254,517	75,760,803	199,075,116

Net Assets	$310,115,756	$874,927,720	$1,596,098,293

(a)	Securities on loan with market values of $17,871,439, $53,498,937 and $131,219,254 respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2008

(Unaudited)

	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio

Assets
Investments, at cost:

Affiliated issuers (Note 2)	$639,291,531	$583,573,616

Total cost of investments	$639,291,531	$583,573,616

Investments, at fair value (including securities on loan (a)) (Note 1):
Affiliated issuers (Note 2)	$675,441,011	$602,484,988
Affiliated Master Portfolios	731,891,251	537,826,097

Total fair value of investments	1,407,332,262	1,140,311,085

Cash
Receivables:
Investment securities sold	63,587,781	61,699,902
Dividends and interest	66,735	57,379
Contributions	517,186	353,197

Total Assets	1,471,503,964	1,202,421,563

Liabilities
Payables:
Investment securities purchased	63,871,498	63,209,993
Collateral for securities on loan (Note 4)	160,329,483	166,928,155
Investment advisory fees (Note 2)	11,784	5,543
Withdrawals	3,000,000	10,250,000
Accrued expenses:
Professional fees (Note 2)	7,889	7,579
Independent trustees’ fees (Note 2)	131	110

Total Liabilities	227,220,785	240,401,380

Net Assets	$1,244,283,179	$962,020,183

(a)	Securities on loan with market values of $156,801,823 and $163,309,855. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2008

(Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio

Assets
Investments, at cost:

Unaffiliated issuers	$1,690,857,558	$1,546,259,932
Affiliated issuers (Note 2)	302,090,390	253,349,122

Total cost of investments	$1,992,947,948	$1,799,609,054

Investments in securities, at fair value (including securities on loan (a)) (Note 1):
Unaffiliated issuers	$1,614,042,629	$1,533,729,215
Affiliated issuers (Note 2)	302,090,390	253,349,122

Total fair value of investments	1,916,133,019	1,787,078,337
Swaps at fair value (Premiums paid $— and $3,845,288, respectively)	—	5,999,125
Receivables:
Investment securities sold	576,262	99,066,205
Dividends and interest	1,885,148	12,360,478
Due from broker–variation margin	30,321	—
Open swap contracts (Note 1)	—	607,585

Total Assets	1,918,624,750	1,905,111,730

Liabilities
Payables:
Investment securities purchased	989,478	336,560,600
Due to broker–variation margin	—	57,734
Collateral for securities on loan (Note 4)	271,045,224	100,853,788
Collateral for open swap contracts	—	4,246,830
Swaps at fair value (Premiums received $— and $863,515, respectively)	—	1,482,985
Investment advisory fees (Note 2)	349,910	322,523
Administration fees (Note 2)	148,923	125,260
Accrued expenses:
Professional fees (Note 2)	12,711	15,877
Independent trustees’ fees (Note 2)	153	142

Total Liabilities	272,546,399	443,665,739

Net Assets	$1,646,078,351	$1,461,445,991

(a)	Securities on loan with market values of $263,922,547 and $99,323,438, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008

(Unaudited)

S&P 500 Index Master Portfolio

Net Investment Income
Dividends from unaffiliated issuers	$27,774,465
Interest from unaffiliated issuers	59,001
Interest from affiliated issuers (Note 2)	632,974
Securities lending income from affiliated issuers (Note 2)	682,045

Total investment income	29,148,485

Expenses (Note 2)
Investment advisory fees	672,840
Professional fees	13,229
Independent trustees’ fees	11,939

Total expenses	698,008
Less expense reductions (Note 2)	(25,168)

Net expenses	672,840

Net investment income	28,475,645

Realized and Unrealized Gain (Loss)
Net realized loss from sale of investments in unaffiliated issuers	(16,742,476)
Net realized gain from short positions (Note 1)	187
Net realized loss on futures contracts	(9,580,554)
Net change in unrealized appreciation (depreciation) of investments	(346,980,002)
Net change in unrealized appreciation (depreciation) of futures contracts	270,338
Net change in unrealized appreciation (depreciation) of short positions (Note 1)	139

Net realized and unrealized loss	(373,032,368)

Net decrease in net assets resulting from operations	$(344,556,723)

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the six months ended June 30, 2008

(Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio

Net Investment Income
Dividends from affiliated issuers (Note 2)	$1,628,912	$4,709,801	$9,500,871	$7,584,478	$5,592,540
Dividends allocated from Master Portfolios	582,272	1,944,331	5,606,775	5,336,544	4,557,136
Interest from affiliated issuers (Note 2)	19,558	37,469	77,909	64,992	52,607
Interest allocated from Master Portfolios	3,964,734	10,372,555	12,697,516	5,911,434	2,274,390
Securities lending income from affiliated issuers (Note 2)	67,507	189,490	473,271	416,303	345,132
Expenses allocated from Master Portfolios (a)	(418,972)	(1,165,876)	(1,963,505)	(1,367,050)	(942,981)

Total investment income	5,844,011	16,087,770	26,392,837	17,946,701	11,878,824

Expenses (Note 2)
Investment advisory fees	573,784	1,643,875	3,091,294	2,349,373	1,722,966
Professional fees	7,014	7,567	8,302	7,878	7,628
Independent trustees’ fees	1,457	4,178	7,698	5,826	4,248

Total expenses	582,255	1,655,620	3,107,294	2,363,077	1,734,842
Less expense reductions (Note 2)	(552,835)	(1,575,830)	(2,986,142)	(2,287,818)	(1,697,217)

Net expenses	29,420	79,790	121,152	75,259	37,625

Net investment income	5,814,591	16,007,980	26,271,685	17,871,442	11,841,199

Realized and Unrealized Gain (Loss)
Net realized gain from sale of investments in unaffiliated issuers	7,215	18,399	34,962	18,474	23,401
Net realized gain (loss) from sale of investments in affiliated issuers (Note 2)	(651,887)	553,205	(10,751,373)	(14,234,045)	(12,444,341)
Net realized loss allocated from Master Portfolios	(2,083,990)	(6,936,034)	(20,206,435)	(19,451,581)	(16,941,945)
Net change in unrealized appreciation (depreciation) of investments	(3,545,153)	(15,341,516)	(31,734,718)	(26,355,593)	(22,942,087)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(6,011,673)	(19,480,983)	(51,421,545)	(47,723,730)	(39,975,808)

Net realized and unrealized loss	(12,285,488)	(41,186,929)	(114,079,109)	(107,746,475)	(92,280,780)

Net decrease in net assets resulting from operations	$(6,470,897)	$(25,178,949)	$(87,807,424)	$(89,875,033)	$(80,439,581)

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the six months ended June 30, 2008

(Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio

Net Investment Income
Dividends from unaffiliated issuers	$18,027,058	—
Interest from unaffiliated issuers	32,731	$29,080,328
Interest from affiliated issuers (Note 2)	619,201	4,823,476
Securities lending income from affiliated issuers (Note 2)	377,658	287,233

Total investment income	19,056,648	34,191,037

Expenses
Investment advisory fees (Note 2)	2,329,730	1,886,057
Administration fees (Note 2)	931,892	754,423
Professional fees (Note 2)	12,435	15,817
Independent trustees’ fees (Note 2)	8,303	6,608
Interest expense on securities sold short	—	143,608

Total expenses	3,282,360	2,806,513
Less expense reductions (Note 2)	(208,063)	(22,425)

Net expenses	3,074,297	2,784,088

Net investment income	15,982,351	31,406,949

Realized and Unrealized Gain (Loss)
Net realized loss from sale of investments in unaffiliated issuers	(60,970,314)	(5,332,639)
Net realized loss on futures contracts	(4,797,007)	(765,196)
Net realized loss on sale of securities sold short	—	(88,691)
Net realized gain on swap contracts	—	6,333,862
Net change in unrealized appreciation (depreciation) of investments	(152,233,414)	(13,842,046)
Net change in unrealized appreciation (depreciation) of futures contracts	(961,035)	658,430
Net change in unrealized appreciation (depreciation) of securities sold short	—	(163,281)
Net change in unrealized appreciation (depreciation) of swap contracts	—	1,927,619

Net realized and unrealized loss	(218,961,770)	(11,271,942)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(202,979,419)	$20,135,007

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	S&P 500 Index Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007

Increase (decrease) in net assets

Operations:
Net investment income	$28,475,645	$56,196,080
Net realized gain (loss)	(26,322,843)	66,144,882
Net change in unrealized appreciation (depreciation)	(346,709,525)	49,858,427

Net increase (decrease) in net assets resulting from operations	(344,556,723)	172,199,389

Interestholder transactions:
Contributions	347,817,529	979,975,026	(a)
Withdrawals	(387,662,651)	(958,876,075)

Net increase (decrease) in net assets resulting from interestholder transactions	(39,845,122)	21,098,951

Increase (decrease) in net assets	(384,401,845)	193,298,340

NET ASSETS:
Beginning of period	2,920,747,670	2,727,449,330

End of period	$2,536,345,825	$2,920,747,670

(a)	Includes a contribution of securities with unrealized appreciation of $19,641,824.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007

Increase (decrease) in net assets

Operations:
Net investment income	$5,814,591	$11,318,936	$16,007,980	$32,997,495
Net realized gain (loss)	(2,728,662)	4,275,465	(6,364,430)	21,249,163
Net change in unrealized appreciation (depreciation)	(9,556,826)	(1,925,595)	(34,822,499)	(14,434,220)

Net increase (decrease) in net assets resulting from operations	(6,470,897)	13,668,806	(25,178,949)	39,812,438

Interestholder transactions:
Contributions	74,299,746	158,701,423	161,708,759	383,762,831
Withdrawals	(89,446,475)	(100,915,531)	(260,012,089)	(212,145,818)

Net increase (decrease) in net assets resulting from interestholder transactions	(15,146,729)	57,785,892	(98,303,330)	171,617,013

Increase (decrease) in net assets	(21,617,626)	71,454,698	(123,482,279)	211,429,451

NET ASSETS:
Beginning of period	331,733,382	260,278,684	998,409,999	786,980,548

End of period	$310,115,756	$331,733,382	$874,927,720	$998,409,999

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007

Increase (decrease) in net assets

Operations:
Net investment income	$26,271,685	$49,564,927	$17,871,442	$31,393,375
Net realized gain (loss)	(30,922,846)	51,503,748	(33,667,152)	42,194,986
Net change in unrealized appreciation (depreciation)	(83,156,263)	(45,151,495)	(74,079,323)	(43,158,454)

Net increase (decrease) in net assets resulting from operations	(87,807,424)	55,917,180	(89,875,033)	30,429,907

Interestholder transactions:
Contributions	282,616,667	694,165,722	246,779,871	582,096,808
Withdrawals	(426,598,930)	(313,348,217)	(305,799,963)	(207,988,660)

Net increase (decrease) in net assets resulting from interestholder transactions	(143,982,263)	380,817,505	(59,020,092)	374,108,148

Increase (decrease) in net assets	(231,789,687)	436,734,685	(148,895,125)	404,538,055

NET ASSETS:
Beginning of period	1,827,887,980	1,391,153,295	1,393,178,304	988,640,249

End of period	$1,596,098,293	$1,827,887,980	$1,244,283,179	$1,393,178,304

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007

Increase (decrease) in net assets

Operations:
Net investment income	$11,841,199	$19,675,256
Net realized gain (loss)	(29,362,885)	33,988,595
Net change in unrealized appreciation (depreciation)	(62,917,895)	(38,234,867)

Net increase (decrease) in net assets resulting from operations	(80,439,581)	15,428,984

Interestholder transactions:
Contributions	209,949,387	484,838,269
Withdrawals	(190,430,526)	(185,593,608)

Net increase in net assets resulting from interestholder transactions	19,518,861	299,244,661

Increase (decrease) in net assets	(60,920,720)	314,673,645

NET ASSETS:
Beginning of period	1,022,940,903	708,267,258

End of period	$962,020,183	$1,022,940,903

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007

Increase (decrease) in net assets

Operations:
Net investment income	$15,982,351	$31,386,401	$31,406,949	$68,999,403
Net realized gain (loss)	(65,767,321)	101,805,948	147,336	(14,849,096)
Net change in unrealized appreciation (depreciation)	(153,194,449)	(130,243,678)	(11,419,278)	13,964,579

Net increase (decrease) in net assets resulting from operations	(202,979,419)	2,948,671	20,135,007	68,114,886

Interestholder transactions:
Contributions	272,018,478	698,360,067	316,762,360	528,768,499
Withdrawals	(508,475,155)	(177,734,195)	(355,339,478)	(199,463,310)

Net increase (decrease) in net assets resulting from interestholder transactions	(236,456,677)	520,625,872	(38,577,118)	329,305,189

Increase (decrease) in net assets	(439,436,096)	523,574,543	(18,442,111)	397,420,075

NET ASSETS:
Beginning of period	2,085,514,447	1,561,939,904	1,479,888,102	1,082,468,027

End of period	$1,646,078,351	$2,085,514,447	$1,461,445,991	$1,479,888,102

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios. The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity securities, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1. Significant accounting policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolios’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Master Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolios’ net assets are computed and that may materially affect the value of the Master Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used in valuing the Master Portfolios’ investments, as of June 30, 2008:

Investments in securities

Master Portfolio	Level 1 - quoted prices	Level 2 - other significant observable inputs	Level 3 - significant unobservable inputs	Total fair value
S&P 500 Index	$2,900,642,950	$—	$—	$2,900,642,950
LifePath Retirement	329,726,962	—	—	329,726,962
LifePath 2010	929,556,464	—	—	929,556,464
LifePath 2020	1,732,311,472	—	—	1,732,311,472
LifePath 2030	1,407,332,262	—	—	1,407,332,262
LifePath 2040	1,140,311,085	—	—	1,140,311,085
Active Stock	1,916,133,019	—	—	1,916,133,019
CoreAlpha Bond	317,591,801	1,469,486,536	—	1,787,078,337

Other financial instruments (a)

Master Portfolio	Level 1 - quoted prices	Level 2 - other significant observable inputs	Level 3 - significant unobservable inputs	Total fair value
S&P 500 Index	$(2,791,055)	$—	$—	$(2,791,055)
Active Stock	(1,608,080)	—	—	(1,608,080)
CoreAlpha Bond	551,010	7,026,247	—	7,577,257

(a) Other financial instruments include futures and swap contracts.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended June 30, 2008:

Master Portfolio	Balance at beginning of period	(Amortized premiums) accreted discounts	Realized gain (loss) and change in unrealized appreciation (depreciation)	Net purchases (sales)	Net transfers in or out	Balance at end of period	Net change in unrealized appreciation (depreciation) from investments still held at end of period
CoreAlpha Bond	$98,570,544	$(5,001,347)	$545,084	$(76,064,510)	$(18,049,771)	$—	$—

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The value of the LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2008, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by LifePath Master Portfolios were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.21%	11.46%
LifePath 2010	10.50	29.73
LifePath 2020	29.87	35.48
LifePath 2030	29.53	16.82
LifePath 2040	26.89	6.51

Security transactions and income recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the LifePath, Active Stock and S&P 500 Index Master Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

Federal income taxes

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2008, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
S&P 500 Index	$2,826,429,576	$609,672,281	$(535,458,907)	$74,213,374
LifePath Retirement (a)	104,495,270	5,668,813	(678,372)	4,990,441
LifePath 2010 (a)	305,536,896	19,630,437	(2,913,325)	16,717,112
LifePath 2020 (a)	682,936,730	45,856,234	(6,744,779)	39,111,455
LifePath 2030 (a)	650,069,079	31,990,731	(6,618,799)	25,371,932
LifePath 2040 (a)	594,893,870	13,998,828	(6,407,710)	7,591,118
Active Stock	2,043,442,888	75,997,117	(203,306,986)	(127,309,869)
CoreAlpha Bond	1,800,044,843	8,526,299	(21,492,805)	(12,966,506)

(a) Tax cost information does not include investments in the underlying Master Portfolios.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Master Portfolios adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of June 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolios’ financial statements.

Futures contracts

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2008, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Bonds and Notes with face amounts of $2,200,000, $2,655,000 and $3,050,000, respectively, for initial margin requirements on outstanding futures contracts.

When issued/TBA transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Short positions

From time to time, in order to track the performance of their respective benchmark index, the Master Portfolios may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Master Portfolios’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Master Portfolios’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Master Portfolios record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Master Portfolios, if any, are included in their respective Schedules of Investments.

Swap transactions

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of June 30, 2008 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BGFA’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of June 30, 2008 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of June 30, 2008, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. As of June 30, 2008, the Master Portfolio did not hold any swaptions.

Short sales

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. As of June 30, 2008, the Master Portfolio did not hold any short positions.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2. Agreements and other transactions with affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

For its investment advisory services to the following Master Portfolios, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets for each Master Portfolio as follows:

Master Portfolio	Investment advisory fee
S&P 500 Index	0.05%
LifePath Retirement	0.35%
LifePath 2010	0.35%
LifePath 2020	0.35%
LifePath 2030	0.35%
LifePath 2040	0.35%
Active Stock	0.25%
CoreAlpha Bond	0.25%

BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2009.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2008, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment advisory fees waived/credited
S&P 500 Index	$25,168
LifePath Retirement	552,835
LifePath 2010	1,575,830
LifePath 2020	2,986,142
LifePath 2030	2,287,818
LifePath 2040	1,697,217

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the S&P 500 Index Master Portfolio for so long as BGI (or an affiliate) receives investment advisory fees from the S&P 500 Index Master Portfolio. BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. With respect to the independent expenses discussed above, BGI has contractually agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amount equal to the independent expenses through April 30, 2009. Effective October 2, 2007, BGI began voluntarily waiving a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios, which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated by BGI at any time. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, will have a favorable impact on the Master Portfolio’s performance. For the six months ended June 30, 2008, BGI credited and/or waived administration fees of $208,063 and $22,425 for the Active Stock and CoreAlpha Bond Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2008, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities lending agent fees
S&P 500 Index	$682,045
LifePath Retirement	67,507
LifePath 2010	189,490
LifePath 2020	473,271
LifePath 2030	416,303
LifePath 2040	345,132
Active Stock	377,658
CoreAlpha Bond	287,233

Cross trades for the six months ended June 30, 2008, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The LifePath Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the LifePath Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2008.

Master Portfolio and Name of Affiliated Issuer	Number of shares held beginning of period (in 000s)	Gross additions (in 000s)	Gross Reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of period	Dividend income	Net realized gain (loss)

LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	105	24	84	45	$3,360,261	$112,582	$(779,512)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	129	—	129	4,817,211	—	—
iShares Lehman TIPS Bond Fund	294	27	57	264	28,511,549	818,318	327,381
iShares MSCI Canada Index Fund	66	15	5	76	2,530,960	9,449	1,939
iShares MSCI EAFE Index Fund	331	88	78	341	23,469,844	513,471	(98,032)
iShares MSCI EAFE Small Cap Index Fund	—	56	—	56	2,474,904	—	—
iShares MSCI Emerging Markets Index Fund	43	12	5	50	6,796,490	83,370	(79,816)
iShares S&P MidCap 400 Index Fund	138	41	29	150	12,206,907	68,779	40,106
iShares S&P SmallCap 600 Index Fund	90	19	12	97	5,849,968	22,943	(63,953)

LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	375	47	279	143	10,708,126	367,251	(2,538,039)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	371	—	371	13,893,924	—	—
iShares Lehman TIPS Bond Fund	782	61	158	685	73,867,436	2,138,005	838,087
iShares MSCI Canada Index Fund	239	20	25	234	7,786,138	29,013	457
iShares MSCI EAFE Index Fund	1,152	222	315	1,059	72,768,070	1,619,944	2,187,320
iShares MSCI EAFE Small Cap Index Fund	—	163	—	163	7,158,735	—	—
iShares MSCI Emerging Markets Index Fund	158	16	12	162	22,002,194	268,538	(240,953)
iShares S&P MidCap 400 Index Fund	468	95	97	466	37,976,799	214,684	488,614
iShares S&P SmallCap 600 Index Fund	283	63	46	300	18,044,622	72,366	(182,281)

LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	1,004	141	793	352	26,483,544	1,016,526	(8,457,228)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,075	—	1,075	40,223,531	—	—
iShares Lehman TIPS Bond Fund	888	94	199	783	84,430,157	2,488,575	1,131,412
iShares MSCI Canada Index Fund	620	110	80	650	21,602,377	81,393	(37,844)
iShares MSCI EAFE Index Fund	2,992	538	740	2,790	191,640,574	4,443,108	(2,414,489)
iShares MSCI EAFE Small Cap Index Fund	—	446	—	446	19,614,363	—	—
iShares MSCI Emerging Markets Index Fund	397	83	48	432	58,530,428	737,669	(866,432)
iShares S&P MidCap 400 Index Fund	1,150	240	235	1,155	94,149,696	551,826	393,173
iShares S&P SmallCap 600 Index Fund	702	134	104	732	44,070,253	181,774	(499,965)

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio and Name of Affiliated Issuer	Number of shares held beginning of period (in 000s)	Gross additions (in 000s)	Gross reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of period	Dividend income	Net realized gain (loss)

LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	935	145	743	337	$25,294,303	$962,427	$(8,418,775)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,111	—	1,111	41,580,392	—	—
iShares Lehman TIPS Bond Fund	373	52	93	332	35,840,173	1,054,992	548,210
iShares MSCI Canada Index Fund	574	98	66	606	20,147,695	76,450	(39,438)
iShares MSCI EAFE Index Fund	2,783	490	600	2,673	183,602,124	4,144,825	(4,531,573)
iShares MSCI EAFE Small Cap Index Fund	—	451	—	451	19,839,874	—	—
iShares MSCI Emerging Markets Index Fund	372	75	36	411	55,665,758	681,895	(687,798)
iShares S&P MidCap 400 Index Fund	1,033	202	150	1,085	88,420,002	502,449	(300,115)
iShares S&P SmallCap 600 Index Fund	628	164	159	633	38,088,573	161,440	(804,556)

LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	805	120	617	308	23,135,080	819,835	(7,467,070)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	983	—	983	36,763,181	—	—
iShares Lehman TIPS Bond Fund	—	74	—	74	8,012,716	—	—
iShares MSCI Canada Index Fund	479	115	55	539	17,913,767	65,387	(95,402)
iShares MSCI EAFE Index Fund	2,356	490	454	2,392	164,308,828	3,569,210	(3,366,763)
iShares MSCI EAFE Small Cap Index Fund	—	419	—	419	18,408,162	—	—
iShares MSCI Emerging Markets Index Fund	312	76	26	362	49,128,905	585,206	(498,835)
iShares S&P MidCap 400 Index Fund	853	192	107	938	76,425,973	415,646	(399,309)
iShares S&P SmallCap 600 Index Fund	525	145	99	571	34,384,748	137,256	(616,962)

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. Investment portfolio transactions

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the six months ended June 30, 2008 were as follows:

	U.S. Government Obligations		Other Securities

Master Portfolio	Purchases	Sales	Purchases	Sales
S&P 500 Index	$—	$—	$124,328,552	$66,820,414
LifePath Retirement	—	—	24,785,305	22,125,771
LifePath 2010	—	—	61,081,683	74,332,057
LifePath 2020	—	—	160,504,632	167,920,249
LifePath 2030	—	—	152,016,820	137,270,118
LifePath 2040	—	—	145,454,703	98,783,039
Active Stock	—	—	900,614,131	1,025,833,826
CoreAlpha Bond	2,575,724,524	2,546,362,384	338,586,368	296,950,006

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4. Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2008, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of June 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5. Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the financial statements.

6. Financial highlights

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six months ended June 30, 2008 (Unaudited)		Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004	Year ended December 31, 2003
S&P 500 Index
Ratio of expenses to average net assets (a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions (a)	0.05%		0.05%	0.05%	n/a	n/a	n/a
Ratio of net investment income to average net assets (a)	2.12%		1.98%	1.93%	1.84%	1.91%	1.74%
Portfolio turnover rate (b)	3%		7%	14%	10%	14%	8%
Total return	(11.89	)%(c)	5.54%	15.75%	4.87%	10.82%	28.52%

(a) Annualized for periods of less than one year. (b) Portfolio turnover rates include in-kind transactions, if any. (c) Not annualized.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio	Six months ended June 30, 2008 (Unaudited)		Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004 (a)		Year ended December 31, 2003
LifePath Retirement
Ratio of expenses to average net assets (b) (c)	0.27%		0.27%	0.28%	0.31%	0.31%		0.35%
Ratio of expenses to average net assets prior to expense reductions (b) (d)	0.61%		0.61%	0.61%	0.65%	0.60%		n/a
Ratio of net investment income to average net assets (b) (c)	3.55%		3.87%	3.80%	3.24%	2.46%		2.27%
Portfolio turnover rate (e)	7%		6%	10%	11%	138	%f)	29%
Total return	(2.01	)%(g)	5.00%	9.30%	4.82%	6.85%		12.45%
LifePath 2010
Ratio of expenses to average net assets (b) (c)	0.27%		0.27%	0.27%	0.30%	0.30%		0.35%
Ratio of expenses to average net assets prior to expense reductions (b) (d)	0.61%		0.60%	0.60%	0.64%	0.59%		n/a
Ratio of net investment income to average net assets (b) (c)	3.41%		3.63%	3.49%	2.96%	2.32%		2.12%
Portfolio turnover rate (e)	7%		7%	12%	12%	130	%(f)	23%
Total return	(2.62	)%(g)	4.68%	10.65%	5.70%	7.88%		16.16%
LifePath 2020
Ratio of expenses to average net assets (b) (c)	0.24%		0.25%	0.25%	0.28%	0.29%		0.35%
Ratio of expenses to average net assets prior to expense reductions (b) (d)	0.58%		0.58%	0.58%	0.62%	0.57%		n/a
Ratio of net investment income to average net assets (b) (c)	2.97%		3.01%	2.91%	2.53%	2.05%		2.04%
Portfolio turnover rate (e)	9%		7%	16%	17%	140	%(f)	23%
Total return	(4.80	)%(g)	3.84%	13.51%	7.04%	9.77%		21.11%
LifePath 2030
Ratio of expenses to average net assets (b) (c)	0.21%		0.23%	0.24%	0.26%	0.28%		0.35%
Ratio of expenses to average net assets prior to expense reductions (b) (d)	0.55%		0.57%	0.57%	0.60%	0.56%		n/a
Ratio of net investment income to average net assets (b) (c)	2.66%		2.57%	2.49%	2.22%	1.93%		1.98%
Portfolio turnover rate (e)	10%		7%	22%	24%	138	%(f)	32%
Total return	(6.39	)%(g)	3.14%	15.62%	8.13%	11.28%		24.36%

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio	Six months ended June 30, 2008 (Unaudited)		Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004 (a)		Year ended December 31, 2003
LifePath 2040
Ratio of expenses to average net assets (b) (c)	0.20%		0.22%	0.23%	0.26%	0.28%		0.35%
Ratio of expenses to average net assets prior to expense reductions (b) (d)	0.54%		0.56%	0.56%	0.59%	0.56%		n/a
Ratio of net investment income to average net assets (b) (c)	2.41%		2.20%	2.17%	1.96%	1.74%		1.86%
Portfolio turnover rate (e)	10%		8%	29%	38%	147	%(f)	29%
Total return	(7.79	)%(g)	2.53%	17.47%	8.74%	11.93%		28.14%
Active Stock
Ratio of expenses to average net assets (b)	0.33%		0.34%	0.35%	0.35%	0.35%		n/a
Ratio of expenses to average net assets prior to expense reductions (b)	0.35%		0.35%	0.35%	n/a	n/a		n/a
Ratio of net investment income to average net assets (b)	1.72%		1.70%	1.64%	1.50%	1.57%		n/a
Portfolio turnover rate (e)	50%		80%	65%	54%	70%		n/a
Total return	(10.09	)%(g)	0.58%	15.65%	8.79%	10.40	%(g)	n/a
CoreAlpha Bond
Ratio of expenses to average net assets (b)	0.37%		0.35%	0.35%	0.35%	0.35%		n/a
Ratio of expenses to average net assets prior to expense reductions (b)	0.37%		0.36%	0.36%	n/a	n/a		n/a
Ratio of net investment income to average net assets (b)	4.16%		5.18%	5.11%	4.19%	3.08%		n/a
Portfolio turnover rate (e)	186%		466%	301%	270%	313%		n/a
Total return	1.32	%(g)	5.10%	4.36%	1.98%	1.30	%(g)	n/a

(a)    For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.

(b)    Annualized for periods of less than one year.

(c)    After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio does not reflect the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees charged to the IMMF and the iShares exchange-traded funds. The expense ratio does reflect BGFA’s/BGI’s waiver/credit of the pro rata advisory and administration fees charged to all the Underlying Funds. (See Note 2 above)

(d)    After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.

(e)    Portfolio turnover rates include in-kind transactions, if any.

(f)    Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.

(g)    Not annualized.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

I. LifePath Master Portfolios (excluding LifePath 2050 Master Portfolio), Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of the LifePath Retirement Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”), CoreAlpha Bond Master Portfolio and Active Stock Master Portfolio (collectively, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 25-26, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other registered investment company with substantially similar investment objectives and strategies as any LifePath Master Portfolio; therefore, no such comparisons were available with respect to the LifePath Master Portfolios. The Board further noted that BGFA does not serve as investment adviser for any other registered investment company with substantially similar investment objectives and strategies as the Active Stock and CoreAlpha Bond Master Portfolios; therefore, no such comparisons were available with respect to those Master Portfolios. The Board also noted that all the Master Portfolios had met their investment objectives since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

Master Portfolios’ Expenses and Performance of the Master Portfolios

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other registered investment companies, objectively selected by Lipper as comprising such Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (each a “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five- and ten-year (or “since inception”) periods ended December 31, 2007, as applicable, as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising each Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (each a “Lipper Performance Group”, and together with the Lipper Expense Groups, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds LifePath Portfolios than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

The Board noted that each of the LifePath Master Portfolios and the Active Stock Master Portfolio performed below the median performance of their respective Lipper Performance Groups over the one-year period ended December 31, 2007, performed in line with or outperformed the median of their respective Lipper Performance Groups over the three-year period ended December 31, 2007, and, to the extent that sufficient data was available, performed just below or in line with the median of their respective Lipper Performance Groups over the five-year period ended December 31, 2007. The CoreAlpha Bond Master Portfolio performed above the median performance of its Lipper Performance Group over the one-year period ended December 31, 2007, performed just below the median performance of its Lipper Performance Group over the three-year period ended December 31, 2007, and performed below the median performance of its Lipper Performance Group over the five-year period ended December 31, 2007. The Board noted that the CoreAlpha Bond Master Portfolio’s underperformance in relation to its benchmark was in part attributable to the effect of fees, as has been the case historically, and, in particular with respect to this year, in part attributable to liquidity crises, increased volatility, and decreased opportunities for security outperformance relative to market performance during the periods covered. The Board noted the inherent challenges of comparing the performance of the LifePath Master Portfolios to other lifecycle funds, as lifecycle funds can differ significantly in their asset components and mixes. BGFA has developed custom benchmarks for purposes of providing a comparison for the performance of the LifePath Master Portfolios, but the custom benchmarks are composed of indices and do not reflect the fees, expenses and taxes incurred by funds. The Board noted that the Active Stock Master Portfolio’s underperformance in relation to its benchmark was in part attributable to the effect of fees, as has been the case historically, and, in particular with respect to this year, certain unusual market conditions, such as the effects of short sellers being forced to sell their higher quality “value” stocks (of the type typically held by the Active Stock Master Portfolio) in order to cover their eroding short positions in lower quality stocks (of the type typically not held by the Active Stock Master Portfolio), thus putting downward pressure on the price of higher quality stocks and driving up the price of lower quality stocks. The Board noted that the LifePath Master Portfolios underperformed their custom benchmarks in 2007 and on an annualized basis over five years. The Board also noted that the advisory fees, net of applicable waivers and reimbursements, and overall expenses for the LifePath Master Portfolios were generally lower than the advisory fee rates and overall expenses of the funds in their respective Lipper Expense Groups. The Board noted BGFA’s voluntary waiver of certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios invested during the year ended December 31, 2007 and BGFA’s agreement to contractually waive certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios will invest for the period May 1, 2008 through April 30, 2009. The Board noted that the advisory fees, net of applicable waivers and reimbursements, for each of the Active Stock and CoreAlpha Bond Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Expense Groups, and the overall expenses, net of applicable waivers and reimbursements, for each of the Active Stock and the CoreAlpha Bond Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

Costs of Services Provided to Master Portfolios and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolios and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates from the Master Portfolios’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other master portfolios and funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios and the profitability to BGFA and its affiliates of those Master Portfolios in which the LifePath Master Portfolios invest, as reflected in the materials, and noted the profitability to BGFA and its affiliates of the other funds advised by BGFA in which the LifePath Master Portfolios invest, as represented by BGFA during the meetings. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA and its affiliates are providing services at a profit to BGFA and its affiliates for the year, the Board

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the LifePath Master Portfolios and the Active Stock Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the LifePath Master Portfolios and the Active Stock Master Portfolio to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the LifePath Master Portfolios and the Active Stock Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines. BGFA and its affiliates do not provide investment advisory/management services to other funds registered under the 1940 Act or separate accounts with substantially similar investment objectives and strategies as the CoreAlpha Bond Master Portfolio.

The Board noted that: (i) the investment advisory fee rates under the LifePath Master Portfolios’ Advisory Contracts were within the ranges of the investment management fee rates for the Other Accounts; and (ii) the investment advisory fee rate under the Advisory Contract for the Active Stock Master Portfolio was within the ranges of the investment management fee rates for the Other Accounts. The Board noted that any differences between the investment advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that during the past year no portfolio transactions were placed through a BGFA affiliate, as would be required to be reported to and considered by the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

II. S&P 500 Index Master Portfolio

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 25-26, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

resources to the support of the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate, employing customized trading strategies, reviewing securities lending opportunities and overseeing intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, and (ii) the Master Portfolio’s published performance benchmark, the S&P 500 Index. The Board noted that the Master Portfolio, net of expenses, underperformed its published benchmark on an annualized basis over five years, three years and in 2007, which would be expected, such underperformance being attributable to the effect of fees, and noted that the published benchmark is an index, which does not have expenses. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objective consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and supported the Board’s approval of the Advisory Contract for the coming year.

Master Portfolio’s Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other registered investment companies, objectively selected by Lipper as comprising of the Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and ten-year periods ended December 31, 2007, as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising of the Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds S&P 500 Stock Fund than to the underlying Master Portfolio, which is not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio outperformed the median performance of the funds in its respective Lipper Performance Group over relevant periods. The Board noted that the advisory fees for the Master Portfolio was generally lower than the advisory fee rates of the funds in its respective Lipper Expense Group, and the overall expenses for the Master Portfolio was generally lower than the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Expense Groups, was satisfactory for the purposes of approving the Advisory Contract for the coming year.

Costs of Services Provided to Master Portfolio and Profit Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolios and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Master Portfolio’s operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with the Master Portfolio and the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Advisory Contract for the Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the Other Accounts. The Board further noted that any differences between the investment advisory fee rate for the Master Portfolio and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolio in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that during the past year no portfolio transactions were placed through a BGFA affiliate, as would be required to be reported to and considered by the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

III. LifePath 2050 Master Portfolio

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of MIP (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider the MIP entering into an Investment Advisory Contract with BGFA (the “Advisory Contract”) on behalf of the LifePath 2050 Master Portfolio (the “New Series”). As required by Section 15(c), the Board requested and BGFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on March 25-26, 2008, the Board approved the selection of BGFA and the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the New Series, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

Nature, Extent and Quality of Services to be Provided by BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract. The Board anticipated that the scope of services to be provided by BGFA under the Advisory Contract would be consistent with the scope of services provided by BGFA to other LifePath Master Portfolios (the “LifePath Master Portfolios”). In reviewing the scope of services to be provided to the New Series by BGFA, the Board considered BGFA’s investment philosophy and experience, noting that over the past several years BGFA and its affiliates have committed significant resources to the support of MIP. The Board considered in particular that BGFA’s services for the LifePath Master Portfolios capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the LifePath Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the LifePath Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other registered investment companies with substantially similar investment objectives and strategies as the LifePath Master Portfolios; therefore, comparative performance information was generally not available with respect to the New Series. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the New Series under the Advisory Contract were appropriate and supported the Board’s selection of BGFA as investment adviser to the New Series.

New Series’ Expenses

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total estimated expenses of the New Series in comparison with the same actual information for other funds registered under the 1940 Act objectively selected by Lipper as comprising the New Series’ applicable peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the New Series. The Board noted that the investment advisory fee rates and overall expense components for the New Series were lower than the median or average investment advisory fee rate and overall estimated expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels of the New Series, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

Costs of Services to be Provided to New Series and Profits to be Realized by BGFA and Affiliates

The Board did not consider the profitability of the New Series to BGFA based on the fees payable under the Advisory Contract or revenue to be received by BGFA or its affiliates in connection with services to be provided to the New Series since the proposed relationships had not yet commenced. However, the Board noted that it would consider and monitor these matters in the future.

Economies of Scale

The Board noted that the Advisory Contract for the New Series does not provide for breakpoints in the investment advisory fee rate as a result of any increases in the asset level of the New Series. However, the Board noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at a rate generally at the lower end of that offered in the marketplace for similar products, effectively giving New Series interestholders, from inception, the benefits of the lower average fee interestholders would have received from a fee structure with declining breakpoints where the initial fee was higher. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees at present reflects the sharing of potential economies of scale with the New Series’ interestholders.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the New Series’ annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BGFA (or its affiliate,

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services expected to be provided to the New Series to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the New Series and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the New Series’ Advisory Contract was within the ranges of the investment management fee rates for the Other Accounts. The Board noted that any differences between the investment advisory fee rate for the New Series and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services expected to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

Except as noted below, the Board did not consider any ancillary revenue actually received by BGFA and/or its affiliates in connection with the services to be provided to the New Series by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA would not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the New Series. The Board did, however, consider the potential for revenue to BGI, MIP’s securities lending agent, in the event of any loaning of portfolio securities of the New Series. The Board further noted that any portfolio transactions on behalf of the New Series placed through a BGFA affiliate will be reported to the Board pursuant to Rule 17e-1 under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the New Series and their shareholders to approve the Advisory Contract.

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
CHICAGO, IL
PERMIT NO. 6065

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not Insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-4930

statefarm.com®

8-2008
120-6345 b.7-CH
Printed in U.S.A.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust semi-annual report included as Item 1 on this Form N-CSR and sent to shareholders of registrant, includes the financial statements and notes to financial statements of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-CSR, have any control over the preparation or content of the information included in MIP’s financial statements and notes to financial statements included herein.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

BY	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date 8/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date 8/29/2008

BY	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer
Date 8/29/2008